Fidelity ®

U.S. Bond Index
Fund

Semiannual Report

August 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-221-5207
Other Investors 1-800-544-6666

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor Fidelity Distributions Corporation is a bank.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

As the first anniversary of September 11 approached, new concerns about terrorism and a continued deterioration of investor confidence kept U.S. equity performance on its year-long downward path. With investor appetite for risk dwindling, U.S. Treasury bonds - traditionally a haven from stock market and geopolitical turbulence - were in strong demand. As a result, the securities outperformed nearly all other asset classes year-to-date through August.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $100,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended August 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® US Bond Index	4.75%	7.82%	44.67%	101.33%
LB Aggregate Bond	4.94%	8.11%	45.59%	102.84%
Intermediate Investment-Grade Debt Funds	3.42%	5.67%	37.10%	87.63%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate investment-grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 379 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended August 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity US Bond Index	7.82%	7.67%	7.25%
LB Aggregate Bond	8.11%	7.80%	7.33%
Intermediate Investment-Grade Debt Funds	5.67%	6.50%	6.47%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

Performance - continued

$100,000 Over 10 Years

$100,000 Over 10 Years: Let's say hypothetically that $100,000 was invested in Fidelity ® U.S. Bond Index Fund on August 31, 1992. As the chart shows, by August 31, 2002, the value of the investment would have grown to $201,332 - a 101.33% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $100,000 would have grown to $202,840 - a 102.84% increase.

The $100,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Dividends and Yield

Periods ended August 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.49¢	26.88¢	55.52¢
Annualized dividend rate	4.78%	4.90%	5.10%
30-day annualized yield	4.68%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.07 over the past one month, $10.88 over the past six months and $10.89 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses during the period shown, the yield would have been 4.50%.

Semiannual Report

Fund Talk: The Manager's Overview

An interview with Ford O'Neil, Portfolio Manager of Fidelity U.S. Bond Index Fund

Q. How did the fund perform, Ford?

A. For the six-month period ending August 31, 2002, the fund had a total return of 4.75%. The intermediate investment-grade debt funds average returned 3.42% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Aggregate Bond Index - which tracks the types of securities in which the fund invests - returned 4.94%. For the 12-month period ending August 31, 2002, the fund gained 7.82%, while the Lipper average returned 5.67% and the Lehman Brothers index gained 8.11%.

Q. What factors drove the investment-grade bond market during the past six months?

A. A much weaker-than-expected economy and slumping stock prices generally helped to boost bonds during the period. First quarter 2002 economic growth of 5% proved unsustainable due to rising global political tensions, concerns about corporate behavior, a weak job market and lackluster corporate profitability. In confirmation of just how much economic growth had declined, the Federal Reserve Board abstained from raising interest rates from their historic lows and later shifted its bias to one favoring more interest rate cuts. Since inflation wasn't much of a worry, investors concerned about corporate governance and earnings issues shunned stocks and gravitated toward higher-quality bonds.

Q. How did each major segment of the Lehman Brothers Aggregate Bond Index perform?

A. For the six-month period, corporate securities, which accounted for nearly 22% of the index, returned 3.08%; mortgage-backed securities, at about 36% of the index, returned 4.37%; agency securities, at about 13% of the index, returned 6.16%; and asset-backed securities, at less than 2% of the index, returned 5.08%. Those returns compare to the 6.68% return of U.S. Treasury securities, which made up about 22% of the index. (Portfolio Manager photograph)

Q. What made U.S. Treasury and agency securities so strong?

A. There was a combination of factors. Concerns about stock market volatility, corporate profits, the war on terrorism and a potential conflict with Iraq helped drive U.S. investors out of stocks and into the relative safety of high-quality bonds such as Treasuries and agencies. Of course, their U.S. government backing - either directly in the case of Treasuries, or indirectly in the case of most agencies - make them some of, if not the, highest-quality bonds in the world.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What helped the fund outpace its Lipper peer group for the six-month period?

A. I would single out two primary contributors to the fund's outperformance. First of all, the fund managed to avoid the majority of the most disappointing investment-grade corporate bonds, especially those in the energy and telecommunications sector. Using an approach known as "stratified sampling" (see the callout box at the end of this interview), I can select or avoid specific securities from the investment-grade corporate bond universe. For example, the fund didn't own many of the high-flying technology, media, telecom and energy companies that were the subject of intense scrutiny after the collapse of Enron. That's not to say we didn't own a few that came under pressure, but fortunately, having a highly diversified portfolio with smaller positions in a broad range of securities helped to limit their effect on the fund.

Q. What was the second factor behind the fund's outperformance?

A. I managed the fund's interest rate sensitivity so that it was in line with the investment-grade bond market as a whole, as measured by the Lehman Brothers Aggregate Bond index. The reason why that strategy worked in our favor was that, despite the general trend of declining interest rates during the period, there was plenty of volatility. Rates spiked higher at various points in time in response to evidence that the economy was on the mend, only to eventually resume their decline as weaker economic data surfaced. In a period with that level of volatility, a portfolio's performance can really get whipsawed if it is positioned incorrectly based on predictions about the direction of interest rates. By not positioning the fund with an undue amount of interest rate sensitivity relative to the index, the fund was able to withstand the period's volatility quite well.

Q. What were some of your other strategies?

A. Record low mortgage rates triggered a virtually unprecedented prepayment wave - where mortgages get prepaid as home owners refinance. Bond holders typically dislike prepayment because it leaves them to reinvest the proceeds at lower, prevailing interest rates. To offset some of the challenges presented by accelerated prepayments, I emphasized securities made up of mortgages that were less susceptible to being prepaid, including commercial mortgage-backed securities.

Q. What's your outlook?

A. The issue that investors need to consider right now is where we are in the interest rate cycle. Rates haven't been this low in decades. Given that they're already at such low levels, there really isn't much room for them to come down as dramatically as they have over the past two years. So, if rates stabilize at current levels or begin to drift higher once the economy is on a stronger path to growth, investors will need to readjust their expectations for total return. In a stable or rising rate environment, the income that bonds pay likely will be a much larger component of total return than it has been recently. Fortunately, a diversified fund such as this can help investors weather rising rates. While some sectors of the market - namely Treasuries and agency securities - may suffer if rates move higher, others - including corporate bonds and mortgage securities - will likely fare better.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to provide results consistent with those of the Lehman Brothers Aggregate Bond Index

Start date: March 8, 1990

Size: as of August 31, 2002, more than $3.8 billion

Manager: Ford O'Neil, since 2001; co-manager, VIP: Asset Manager and Asset Manager: Growth Portfolios, since 2001; several Fidelity bond funds; joined Fidelity in 1990

3

Ford O'Neil on his approach to managing the fund:

"In managing the fund, my goal is to track the performance of the Lehman Brothers Aggregate Bond Index. To do so, I choose from the more than 6,800 individual securities that make up the index. To own each one of the securities in the index would come at a great expense to shareholders. So I use an investment approach known as stratified sampling, which allows me to assemble a portfolio that replicates the characteristics of the index - such as maturity, sector, credit quality and others - by investing in representative securities. For example, I consider how the index is allocated among the various portions of the bond market and manage the asset allocation of the fund to approximate the index. First, I determine what portion of securities in the index falls within a given sector, be it Treasuries, corporates, mortgages or others. Once that's completed, I identify securities that will give the fund the same asset allocation breakdown as the index. I repeat that procedure for other security characteristics including maturity, credit quality and others. With the help of Fidelity's quantitative research team, I choose securities that have the characteristics I'm looking for and that also offer the potential to perform better than other securities with similar characteristics."

Semiannual Report

Investment Changes

Quality Diversification as of August 31, 2002
	% of fund's investments	% of fund's investments 6 months ago
Aaa	62.9	58.0
Aa	3.4	4.0
A	11.5	12.2
Baa	11.5	10.3
Ba and Below	1.0	0.4
Not Rated	0.3	0.4

Table excludes short-term investments. Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.

Average Years to Maturity as of August 31, 2002
6 months ago
Years	6.1	6.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2002
6 months ago
Years	4.0	4.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2002*		As of February 28, 2002**
	Corporate Bonds 25.8%		Corporate Bonds 25.6%
	U.S. Government and Government Agency Obligations 61.8%		U.S. Government and Government Agency Obligations 59.1%
	Asset-Backed Securities 5.1%		Asset-Backed Securities 5.1%
	CMOs and Other Mortgage Related Securities 5.1%		CMOs and Other Mortgage Related Securities 5.2%
	Other Investments 1.2%		Other Investments 2.0%
	Short-Term Investments and Net Other Assets 1.0%		Short-Term Investments and Net Other Assets 3.0%
* Foreign investments	4.9%	** Foreign investments	5.3%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments August 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.6%
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.2%
DaimlerChrysler North America Holding Corp. 7.2% 9/1/09	A3	$ 9,280	$ 9,929
Media - 1.2%
AOL Time Warner, Inc.:
5.625% 5/1/05	Baa1	5,900	5,517
6.875% 5/1/12	Baa1	7,710	6,946
7.7% 5/1/32	Baa1	3,050	2,564
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	Ba1	3,000	3,000
Continental Cablevision, Inc. 8.3% 5/15/06	Baa2	5,000	4,625
News America Holdings, Inc. 7.75% 12/1/45	Baa3	3,700	3,351
News America, Inc. 7.3% 4/30/28	Baa3	9,200	8,246
Shaw Communications, Inc. 7.2% 12/15/11	Baa3	2,000	1,789
TCI Communications, Inc. 9.8% 2/1/12	Baa2	3,500	3,416
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	6,000	5,683
			45,137
Multiline Retail - 0.6%
Federated Department Stores, Inc. 6.79% 7/15/27	Baa1	1,460	1,547
Target Corp. 6.35% 1/15/11	A2	7,500	8,195
Wal-Mart Stores, Inc. 6.875% 8/10/09	Aa2	11,000	12,545
			22,287
TOTAL CONSUMER DISCRETIONARY			77,353
CONSUMER STAPLES - 0.9%
Food & Drug Retailing - 0.2%
Kroger Co. 8.05% 2/1/10	Baa3	6,455	7,435
Food Products - 0.4%
ConAgra Foods, Inc.:
5.5% 10/15/02	Baa1	2,400	2,409
6.7% 8/1/27	Baa1	4,000	4,322
6.75% 9/15/11	Baa1	6,000	6,604
Dole Food Co., Inc. 7.25% 5/1/09	Ba1	3,145	3,161
			16,496
Household Products - 0.1%
Clorox Co. 6.125% 2/1/11	A1	5,000	5,336
Nonconvertible Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 0.2%
Philip Morris Companies, Inc. 7% 7/15/05	A2	$ 1,015	$ 1,107
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	Baa2	4,500	4,666
			5,773
TOTAL CONSUMER STAPLES			35,040
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Petroliam Nasional BHD (Petronas) yankee 7.125% 10/18/06 (c)	Baa1	5,000	5,525
Oil & Gas - 0.9%
Barrett Resources Corp. 7.55% 2/1/07	B1	1,215	834
Devon Energy Corp. 7.95% 4/15/32	Baa2	3,615	4,204
Oryx Energy Co. 8.125% 10/15/05	Baa2	7,935	8,924
Pemex Project Funding Master Trust 7.875% 2/1/09 (c)	Baa1	5,370	5,538
Petroleos Mexicanos 6.5% 2/1/05 (c)	Baa1	5,000	5,125
The Coastal Corp. 9.625% 5/15/12	Baa2	7,125	6,270
Valero Energy Corp. 6.875% 4/15/12	Baa2	3,645	3,900
			34,795
TOTAL ENERGY			40,320
FINANCIALS - 12.6%
Banks - 2.4%
Bank One Corp. 6.5% 2/1/06	Aa3	2,560	2,787
BankBoston NA 7% 9/15/07	A1	5,143	5,645
Barclays Bank PLC yankee 8.55% 9/29/49 (b)(c)	Aa3	3,240	3,876
Barnett Banks, Inc. 10.875% 3/15/03	Aa3	1,020	1,067
Capital One Bank:
6.5% 7/30/04	Baa2	5,155	4,725
6.875% 2/1/06	Baa2	4,845	4,428
Corporacion Andina de Fomento 6.875% 3/15/12	A2	3,405	3,534
First Tennessee National Corp. 6.75% 11/15/05	A3	1,540	1,695
First Union Corp. 7.55% 8/18/05	A1	5,000	5,548
Korea Development Bank 7.375% 9/17/04	A3	4,500	4,867
Nonconvertible Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
Landesbank Baden-Wurttemberg 6.35% 4/1/12	Aaa	$ 9,625	$ 10,477
MBNA Corp. 7.5% 3/15/12	Baa2	5,960	6,175
Mellon Financial Co. 6.7% 3/1/08	A2	5,000	5,593
Merita Bank Ltd. yankee 6.5% 1/15/06	A1	2,100	2,270
NationsBank Corp. 6.375% 2/15/08	Aa3	4,750	5,244
PNC Funding Corp. 7.5% 11/1/09	A3	7,000	7,662
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (f)	A1	3,935	4,390
9.118% 3/31/49	A1	2,315	2,805
Union Planters Corp. 6.75% 11/1/05	A3	1,500	1,639
Washington Mutual, Inc. 5.625% 1/15/07	A3	8,150	8,517
			92,944
Diversified Financials - 9.1%
Abbey National Capital Trust I 8.963% 12/29/49 (b)	A1	4,200	5,103
Ahmanson Capital Trust I 8.36% 12/1/26 (c)	Baa1	4,800	5,352
American Airlines pass thru trust certificate:
7.024% 10/15/09	Baa1	2,630	2,655
7.858% 4/1/13	Baa1	5,350	5,481
Amvescap PLC 5.9% 1/15/07	A2	3,300	3,449
AT&T Capital Corp. 6.6% 5/15/05	A2	450	455
Burlington Resources Finance Co. 6.68% 2/15/11	Baa1	5,000	5,443
CIT Group, Inc.:
7.125% 10/15/04	A2	655	683
7.375% 4/2/07	A2	1,305	1,384
7.75% 4/2/12	A2	4,235	4,551
Citigroup, Inc.:
5.625% 8/27/12	Aa2	4,000	4,023
7.25% 10/1/10	Aa2	8,000	8,963
Countrywide Home Loans, Inc. 5.5% 2/1/07	A3	2,500	2,565
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	Aa3	3,695	3,866
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	1,320	1,336
7.92% 5/18/12	Baa1	5,000	4,724
Deutsche Telekom International Finance BV:
8.25% 6/15/05	Baa1	6,700	7,087
8.75% 6/15/30	Baa1	5,000	5,335
Nonconvertible Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Diageo Capital PLC yankee 7.25% 11/1/09	A1	$ 4,000	$ 4,599
Edison Mission Energy Funding Corp. 6.77% 9/15/03 (c)	Ba3	1,467	1,335
Ford Motor Credit Co.:
5.8% 1/12/09	A3	19,850	18,237
6.5% 1/25/07	A3	5,800	5,713
7.375% 10/28/09	A3	5,000	4,892
7.75% 3/15/05	A3	8,000	8,275
7.875% 6/15/10	A3	2,500	2,501
Foster's Finance Corp. 6.875% 6/15/11 (c)	Baa1	5,000	5,543
General Electric Capital Corp. 6% 6/15/12	Aaa	9,895	10,410
General Motors Acceptance Corp.:
5.85% 1/14/09	A2	10,000	9,658
6.875% 9/15/11	A2	15,510	15,452
7.75% 1/19/10	A2	2,990	3,195
Goldman Sachs Group, Inc. 6.6% 1/15/12	Aa3	5,000	5,330
Household Finance Corp.:
6.375% 10/15/11	A2	11,500	11,089
6.5% 1/24/06	A2	795	814
8% 5/9/05	A2	2,160	2,322
HSBC Capital Funding LP 9.547% 12/31/49 (b)(c)	A2	6,040	7,302
ING Capital Funding Trust III 8.439% 12/31/10	A1	2,800	3,210
J.P. Morgan Chase & Co. 5.35% 3/1/07	Aa3	7,600	7,860
Lehman Brothers Holdings 6.625% 1/18/12	A2	7,500	8,020
Lehman Brothers Holdings, Inc. 7.75% 1/15/05	A2	4,800	5,288
Morgan Stanley:
5.8% 4/1/07	Aa3	6,125	6,426
6.1% 4/15/06	Aa3	5,000	5,288
6.6% 4/1/12	Aa3	5,000	5,325
Newcourt Credit Group, Inc. 6.875% 2/16/05	A2	740	767
NiSource Finance Corp.:
7.625% 11/15/05	Baa3	4,060	4,105
7.875% 11/15/10	Baa3	6,000	5,891
Pepsi Bottling Holdings, Inc. 5.625% 2/17/09	A1	7,000	7,432
Petronas Capital Ltd. 7% 5/22/12 (c)	Baa1	4,760	5,115
Pitney Bowes Credit Corp. 5.75% 8/15/08	Aa3	6,000	6,382
Popular North America, Inc. 6.125% 10/15/06	A3	6,420	6,783
Sears Roebuck Acceptance Corp. 6.7% 4/15/12	Baa1	6,000	6,237
Nonconvertible Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Southwest Airlines Co. pass thru trust certificate 5.496% 11/1/06	Aa2	$ 8,000	$ 8,136
Spear, Leeds & Kellogg LP/SLK Capital Corp. 8.25% 8/15/05 (c)	Aa3	7,100	7,978
Sprint Capital Corp.:
6.125% 11/15/08	Baa3	5,000	3,929
6.875% 11/15/28	Baa3	4,990	3,572
8.75% 3/15/32	Baa3	7,980	6,179
State Street Corp. 7.65% 6/15/10	A1	5,000	5,886
Textron Financial Corp. 7.125% 12/9/04	A3	7,000	7,511
TIAA Global Markets, Inc. 5% 3/1/07 (c)	Aaa	4,505	4,713
TXU Eastern Funding 6.75% 5/15/09	Baa1	1,200	1,115
UBS Preferred Funding Trust 1 8.622% 12/29/49	A1	4,300	5,082
Unilever Capital Corp. 7.125% 11/1/10	A1	7,000	8,072
Verizon Global Funding Corp.:
7.25% 12/1/10	A1	7,500	7,480
7.375% 9/1/12	A1	4,680	4,660
Verizon Wireless Capital LLC 5.375% 12/15/06 (c)	A2	7,500	6,897
			354,461
Insurance - 0.4%
American General Corp. 7.5% 8/11/10	Aaa	5,000	5,741
Principal Life Global Funding I:
5.125% 6/28/07 (c)	Aa2	4,000	4,104
6.25% 2/15/12 (c)	Aa2	4,300	4,477
			14,322
Real Estate - 0.7%
Arden Realty LP:
7% 11/15/07	Baa3	5,105	5,409
8.875% 3/1/05	Baa3	2,180	2,398
AvalonBay Communities, Inc.:
5% 8/1/07	Baa1	4,620	4,636
6.58% 2/15/04	Baa1	2,000	2,095
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	4,600	4,922
EOP Operating LP 7% 7/15/11	Baa1	5,000	5,309
			24,769
TOTAL FINANCIALS			486,496
Nonconvertible Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.4%
Lockheed Martin Corp. 8.2% 12/1/09	Baa2	$ 5,000	$ 5,947
Raytheon Co.:
6.5% 7/15/05	Baa3	7,000	7,319
8.3% 3/1/10	Baa3	2,500	2,844
			16,110
Air Freight & Logistics - 0.2%
FedEx Corp. 6.875% 2/15/06	Baa2	6,000	6,541
Industrial Conglomerates - 0.3%
Tyco International Group SA yankee 6.75% 2/15/11	Ba2	14,465	11,934
Road & Rail - 0.2%
Norfolk Southern Corp. 6.75% 2/15/11	Baa1	3,020	3,318
Wisconsin Central Transportation Corp. 6.625% 4/15/08	Baa2	3,150	3,436
			6,754
TOTAL INDUSTRIALS			41,339
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.2%
Motorola, Inc.:
6.5% 11/15/28	Baa2	3,690	2,687
8% 11/1/11	Baa2	3,640	3,527
			6,214
Computers & Peripherals - 0.6%
Compaq Computer Corp. 7.65% 8/1/05	Baa2	4,900	5,355
Hewlett-Packard Co. 6.5% 7/1/12	A3	9,860	10,125
NCR Corp. 7.125% 6/15/09 (c)	Baa3	7,725	8,024
			23,504
TOTAL INFORMATION TECHNOLOGY			29,718
MATERIALS - 0.5%
Chemicals - 0.2%
Rohm & Haas Co. 7.4% 7/15/09	A3	6,000	6,860
Metals & Mining - 0.2%
Falconbridge Ltd. 7.35% 6/5/12	Baa3	8,000	8,257
Nonconvertible Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Weyerhaeuser Co. 6.75% 3/15/12 (c)	Baa2	$ 4,400	$ 4,692
TOTAL MATERIALS			19,809
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.8%
AT&T Corp.:
6% 3/15/09	Baa2	5,000	4,400
6.5% 3/15/29	Baa2	7,620	6,020
8% 11/15/31 (b)	Baa2	3,230	2,859
British Telecommunications PLC 8.875% 12/15/30	Baa1	7,000	8,227
Citizens Communications Co. 8.5% 5/15/06	Baa2	9,195	8,276
Koninklijke KPN NV yankee 8% 10/1/10	Baa3	4,000	4,221
Qwest Corp. 8.875% 3/15/12 (c)	Ba3	5,855	5,094
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	1,990	1,893
Telefonica Europe BV 7.75% 9/15/10	A2	8,598	9,075
Telefonos de Mexico SA de CV 8.25% 1/26/06	A3	5,000	5,175
Teleglobe Canada, Inc. yankee 7.7% 7/20/29 (h)	C	5,000	75
TELUS Corp. 8% 6/1/11	Ba1	12,000	9,240
Verizon New York, Inc.:
6.875% 4/1/12	A1	1,050	1,056
7.375% 4/1/32	A1	3,125	2,959
			68,570
Wireless Telecommunication Services - 0.4%
AT&T Wireless Services, Inc.:
7.35% 3/1/06	Baa2	2,000	1,780
7.875% 3/1/11	Baa2	5,500	4,675
8.75% 3/1/31	Baa2	2,000	1,540
Cingular Wireless LLC:
6.5% 12/15/11	A3	2,950	2,722
7.125% 12/15/31	A3	6,500	5,461
			16,178
TOTAL TELECOMMUNICATION SERVICES			84,748
Nonconvertible Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - 3.5%
Electric Utilities - 2.2%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (c)	Baa2	$ 10,365	$ 8,234
Avon Energy Partners Holdings:
6.46% 3/4/08 (c)	Baa3	5,000	5,077
6.73% 12/11/02 (c)	Baa3	4,450	4,478
Constellation Energy Group, Inc. 7% 4/1/12	Baa1	3,455	3,645
Detroit Edison Co. 6.125% 10/1/10	A3	4,735	4,867
Dominion Resources, Inc. 6.25% 6/30/12	Baa1	6,660	6,894
Exelon Generation Co. LLC 6.95% 6/15/11	Baa1	4,680	4,918
FirstEnergy Corp. 6.45% 11/15/11	Baa2	5,765	5,444
Massachusetts Electric Co. 6.78% 11/20/06	A1	2,000	2,172
Niagara Mohawk Power Corp. 7.75% 5/15/06	Baa2	5,000	5,587
PSI Energy, Inc. 6.65% 6/15/06	A3	5,025	5,226
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	6,700	6,058
Southern Power Co. 6.25% 7/15/12 (c)	Baa1	8,110	8,550
TECO Energy, Inc. 7% 5/1/12	A3	11,550	11,842
Texas Utilities Electric Co. 6.75% 4/1/03	A3	1,575	1,611
			84,603
Gas Utilities - 1.2%
Consolidated Natural Gas Co.:
5.375% 11/1/06	A3	4,370	4,488
6.85% 4/15/11	A3	1,700	1,834
El Paso Energy Corp. 7.75% 1/15/32	Baa2	3,515	2,912
Enserch Corp. 6.25% 1/1/03	Baa2	6,375	6,426
Kinder Morgan Energy Partners LP:
7.125% 3/15/12	Baa1	6,390	6,915
7.3% 8/15/33 (c)	Baa1	9,000	9,201
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (c)	Baa2	4,965	5,443
Sempra Energy 7.95% 3/1/10	A2	3,495	3,696
Texas Eastern Transmission Corp.:
5.25% 7/15/07	A2	1,630	1,672
7.3% 12/1/10	A2	3,000	3,326
			45,913
Nonconvertible Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.1%
Williams Companies, Inc.:
7.125% 9/1/11	B1	$ 6,770	$ 4,604
7.5% 1/15/31	B1	1,995	1,177
			5,781
TOTAL UTILITIES			136,297
TOTAL NONCONVERTIBLE BONDS (Cost $937,255)			951,120
U.S. Government and Government Agency Obligations - 23.6%

U.S. Government Agency Obligations - 7.8%
Fannie Mae:
3.625% 4/15/04	Aaa	1,745	1,785
4% 9/17/04 (b)	Aaa	10,750	10,766
5% 1/15/07	Aaa	13,900	14,774
5.125% 2/13/04	Aaa	1,250	1,305
5.25% 4/15/07	Aaa	63,600	68,431
5.5% 5/2/06	Aa2	8,900	9,525
Fannie Mae - coupon STRIPS 0% 10/8/04	Aaa	1,000	948
Freddie Mac:
3.75% 4/15/04	Aaa	1,040	1,068
4.875% 3/15/07	Aaa	23,190	24,608
5.5% 7/15/06	Aaa	111,035	120,209
5.875% 3/21/11	Aa2	14,275	15,176
6.25% 7/15/32	Aaa	1,636	1,789
6.75% 3/15/31	Aaa	2,425	2,824
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	Aaa	1,717	1,953
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	Aaa	423	438
Series 1993-D, 5.23% 5/15/05	Aaa	220	229
Series 1995-A, 6.28% 6/15/04	Aaa	3,191	3,331
Series 1995-B, 6.13% 6/15/04	Aaa	4,000	4,170
U.S. Government and Government Agency Obligations - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1997-A, 6.104% 7/15/03	Aaa	$ 833	$ 858
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1998-196A, 5.926% 6/15/05	-	1,360	1,455
Private Export Funding Corp. secured:
5.48% 9/15/03	Aaa	488	497
5.65% 3/15/03	Aaa	319	323
5.8% 2/1/04	Aaa	570	591
6.86% 4/30/04	Aaa	273	288
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	-	7,500	8,088
5.96% 8/1/09	-	3,600	3,891
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			299,320
U.S. Treasury Obligations - 15.8%
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	33,940	39,011
6.25% 5/15/30	Aaa	87,410	102,376
6.625% 2/15/27	Aaa	78,000	94,231
8% 11/15/21	Aaa	10,432	14,227
11.25% 2/15/15	Aaa	18,950	31,020
12% 8/15/13	Aaa	70,500	101,636
U.S. Treasury Notes:
3.375% 4/30/04	Aaa	68,607	70,159
5.75% 11/15/05	Aaa	133,000	145,801
6.5% 2/15/10	Aaa	10,500	12,273
TOTAL U.S. TREASURY OBLIGATIONS			610,734
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $882,941)			910,054
U.S. Government Agency - Mortgage Securities - 38.2%
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 23.0%
5.5% 1/1/09 to 12/1/14	Aaa	$ 51,537	$ 53,164
5.5% 9/1/17 (d)	Aaa	6,700	6,848
5.5% 9/1/32 (d)	Aaa	15,000	15,000
6% 8/1/13 to 5/1/32	Aaa	101,214	104,800
6% 9/1/32 (d)	Aaa	177,232	180,777
6.5% 10/1/15 to 8/1/32	Aaa	240,682	249,929
6.5% 9/1/32 (d)	Aaa	60,000	61,950
6.5% 10/1/32 (d)	Aaa	110,260	113,568
7% 3/1/15 to 5/1/32	Aaa	31,942	33,398
7.5% 11/1/07 to 9/1/31 (e)	Aaa	59,751	63,139
8% 11/1/08 to 6/1/30	Aaa	1,155	1,231
8.5% 6/1/17 to 8/1/23	Aaa	1,729	1,886
9.5% 12/1/09 to 9/1/21	Aaa	967	1,059
10.75% 9/1/10 to 5/1/14	Aaa	115	131
11.25% 5/1/14	Aaa	9	10
11.5% 8/1/14	Aaa	31	35
12.5% 1/1/15	Aaa	4	4
13.5% 11/1/14	Aaa	12	14
14% 3/1/12 to 9/1/13	Aaa	58	67
TOTAL FANNIE MAE			887,010
Freddie Mac - 5.0%
6% 4/1/28 to 11/1/30	Aaa	28,940	29,709
6.5% 8/1/32	Aaa	45,451	47,029
7% 4/1/32	Aaa	84,074	87,611
7.5% 9/1/15 to 1/1/31	Aaa	12,965	13,668
8% 7/1/16 to 4/1/32	Aaa	12,224	13,030
8.5% 9/1/19 to 1/1/28	Aaa	1,265	1,373
9% 10/1/16	Aaa	103	112
9.5% 10/1/08 to 8/1/30	Aaa	912	988
10% 6/1/20	Aaa	5	6
10.5% 5/1/09 to 12/1/15	Aaa	67	75
11% 5/1/15 to 9/1/20	Aaa	796	923
11.5% 10/1/15	Aaa	17	20
11.75% 9/1/13	Aaa	25	29
12% 2/1/13 to 7/1/15	Aaa	24	28
12.75% 8/1/12	Aaa	14	17
13.5% 12/1/14	Aaa	126	150
TOTAL FREDDIE MAC			194,768
U.S. Government Agency - Mortgage Securities - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
Government National Mortgage Association - 10.2%
6% 12/15/08 to 4/15/09	Aaa	$ 787	$ 830
6% 9/1/32 (d)	Aaa	45,000	46,181
6.5% 6/15/23 to 6/20/32 (e)	Aaa	97,873	101,720
6.5% 9/1/32 (d)	Aaa	8,200	8,513
7% 12/15/22 to 6/15/32	Aaa	167,537	175,516
7.5% 2/15/17 to 1/15/32	Aaa	42,896	45,450
8% 7/15/18 to 5/15/29	Aaa	10,911	11,729
8.5% 9/15/30 to 12/15/30	Aaa	816	882
8.5% 9/1/32 (d)	Aaa	2,519	2,713
9.5% 3/15/23	Aaa	49	55
10.5% 5/20/16 to 1/20/18	Aaa	854	979
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			394,568
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,443,584)			1,476,346
Asset-Backed Securities - 2.3%

Americredit Automobile Receivables Trust:
5.01% 7/14/08	Aaa	5,000	5,226
5.37% 6/12/08	Aaa	5,000	5,251
ANRC Auto Owner Trust 7.06% 5/17/04	Aaa	2,231	2,252
BankAmerica Manufactured Housing Contract Trust V 6.2% 4/10/09	Aaa	504	504
Capital One Master Trust:
4.9% 3/15/10	Aaa	2,004	2,104
5.3% 6/15/09	Aaa	12,996	13,798
5.43% 1/15/07	Aaa	5,000	5,158
5.45% 3/16/09	Aaa	7,000	7,448
CIT Marine Trust 5.8% 4/15/10	Aaa	1,683	1,702
Ford Credit Auto Owner Trust 5.71% 9/15/05	A1	1,910	2,009
Household Private Label Credit Card Master Note Trust I 5.5% 1/18/11	Aaa	15,000	16,069
MBNA Credit Card Master Note Trust 5.15% 7/15/09	A2	4,750	4,960
Asset-Backed Securities - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Navistar Financial Owner Trust 7.34% 1/15/07	Aaa	$ 6,000	$ 6,251
Onyx Acceptance Owner Trust 6.85% 8/15/07	Aaa	5,000	5,282
Option One Mortgage Securities Corp. Nims Trust 9.66% 9/26/31 (c)	Ba1	434	434
Sears Credit Account Master Trust II 6.2% 7/16/07	Aaa	2,292	2,337
Triad Auto Receivables Owner Trust 3.24% 8/12/09	Aaa	7,625	7,575
TOTAL ASSET-BACKED SECURITIES (Cost $84,562)			88,360
Commercial Mortgage Securities - 2.9%

Chase Manhatten Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	AAA	5,000	5,759
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (c)	Aaa	5,450	5,808
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2:
Class A2, 6.52% 1/17/35	Aaa	9,500	10,252
Class A3, 6.55% 1/17/35	Aaa	4,180	4,617
Series 1999-C1 Class A2, 7.29% 9/15/41	Aaa	6,000	6,864
Series 1998-C1 Class C, 6.78% 5/17/40	A	9,200	10,032
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	Aaa	5,000	5,473
Series 1998-CG1 Class A1B, 6.41% 6/10/31	AAA	6,400	7,052
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 12/15/11 (c)	Aaa	6,461	6,661
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 1/17/34	Aaa	4,138	4,619
LB Commercial Conduit Mortgage Trust sequential pay Series 1999-C1 Class A2, 6.78% 6/15/31	Aaa	5,000	5,586
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	Aaa	4,450	5,285
Series 2001-C3 Class A1, 6.058% 6/15/20	AAA	7,730	8,266
Series 2001-C7 Class A2, 5.533% 12/15/25	Aaa	10,000	10,639
Commercial Mortgage Securities - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Prudential Securities Secured Financing Corp. sequential pay Series 1998-C1 Class A1B, 6.506% 7/15/08	Aaa	$ 5,000	$ 5,509
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class C1, 6.762% 11/15/04 (c)	A2	8,000	8,500
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $104,986)			110,922
Foreign Government and Government Agency Obligations - 1.2%

Chilean Republic:
5.625% 7/23/07	Baa1	4,105	4,207
7.125% 1/11/12	Baa1	6,695	7,170
Malaysian Government 7.5% 7/15/11	Baa2	3,640	4,086
Ontario Province 7% 8/4/05	Aa2	3,900	4,330
Polish Government 6.25% 7/3/12	Baa1	8,130	8,557
Quebec Province 6.125% 1/22/11	A1	10,000	11,006
United Mexican States 9.875% 2/1/10	Baa2	6,800	7,820
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $43,917)			47,176
Fixed-Income Funds - 7.7%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $300,051)	30,050,505	298,101
Cash Equivalents - 9.5%
	Maturity Amount (000s)
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 1.88%, dated 8/30/02 due 9/3/02 (Cost $367,944)	$ 368,021	367,944
TOTAL INVESTMENT PORTFOLIO - 110.0% (Cost $4,165,240)		4,250,023
NET OTHER ASSETS - (10.0)%		(384,842)
NET ASSETS - 100%		$ 3,865,181
Legend
(a) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $153,076,000 or 4.0% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(h) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $3,874,970,000 and $3,133,743,000, respectively, of which long-term U.S. government and government agency obligations aggregated $3,307,329,000 and $2,815,233,000, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loans were outstanding amounted to $25,887,000. The weighted average interest rate was 1.87%. Interest earned from the interfund lending program amounted to $6,720 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $5,813,000. The weighted average interest rate was 2.19%. At period end there were no bank borrowings outstanding.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $367,944) (cost $ 4,165,240) - See accompanying schedule		$ 4,250,023
Commitment to sell securities on a delayed delivery basis	$ (16,944)
Receivable for securities sold on a delayed delivery basis	16,950	6
Receivable for investments sold, regular delivery		7,063
Receivable for fund shares sold		12,783
Interest receivable		35,591
Receivable from investment adviser for expense reductions		552
Total assets		4,306,018
Liabilities
Payable for investments purchased Regular delivery	1,710
Delayed delivery	434,404
Payable for fund shares redeemed	2,625
Distributions payable	433
Accrued management fee	1,004
Other payables and accrued expenses	661
Total liabilities		440,837
Net Assets		$ 3,865,181
Net Assets consist of:
Paid in capital		$ 3,741,686
Undistributed net investment income		3,989
Accumulated undistributed net realized gain (loss) on investments		34,717
Net unrealized appreciation (depreciation) on investments		84,789
Net Assets, for 346,859 shares outstanding		$ 3,865,181
Net Asset Value, offering price and redemption price per share ($3,865,181 ÷ 346,859 shares)		$ 11.14

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2002 (Unaudited)
Investment Income
Interest		$ 90,741
Security lending		122
Total income		90,863
Expenses
Management fee	$ 5,308
Transfer agent fees	2,291
Accounting and security lending fees	324
Non-interested trustees' compensation	6
Custodian fees and expenses	106
Registration fees	149
Audit	28
Legal	7
Interest	1
Miscellaneous	1
Total expenses before reductions	8,221
Expense reductions	(3,006)	5,215
Net investment income (loss)		85,648
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		43,056
Change in net unrealized appreciation (depreciation) on: Investment securities	34,336
Delayed delivery commitments	6
Total change in net unrealized appreciation (depreciation)		34,342
Net gain (loss)		77,398
Net increase (decrease) in net assets resulting from operations		$ 163,046

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2002 (Unaudited)	Year ended February 28, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 85,648	$ 147,413
Net realized gain (loss)	43,056	37,590
Change in net unrealized appreciation (depreciation)	34,342	4,752
Net increase (decrease) in net assets resulting from operations	163,046	189,755
Distributions to shareholders from net investment income	(81,892)	(147,428)
Share transactions Net proceeds from sales of shares	1,269,061	1,921,178
Reinvestment of distributions	79,445	143,049
Cost of shares redeemed	(646,251)	(1,167,117)
Net increase (decrease) in net assets resulting from share transactions	702,255	897,110
Total increase (decrease) in net assets	783,409	939,437
Net Assets
Beginning of period	3,081,772	2,142,335
End of period (including undistributed net investment income of $3,989 and undistributed net investment income of $233, respectively)	$ 3,865,181	$ 3,081,772
Other Information Shares
Sold	116,274	177,696
Issued in reinvestment of distributions	7,284	13,220
Redeemed	(59,388)	(108,056)
Net increase (decrease)	64,170	82,860

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2002	Years ended February 28,
	(Unaudited)	2002	2001	2000 F	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.72	$ 10.17	$ 10.80	$ 10.80	$ 10.48
Income from Investment Operations
Net investment income (loss) D	.280	.597 G	.708	.678	.690	.738
Net realized and unrealized gain (loss)	.229	.184 G	.561	(.573)	(.003)	.316
Total from investment operations	.509	.781	1.269	.105	.687	1.054
Distributions from net investment income	(.269)	(.601)	(.719)	(.675)	(.687)	(.734)
Distributions from net realized gain	-	-	-	(.054)	-	-
Distributions in excess of net realized gain	-	-	-	(.006)	-	-
Total distributions	(.269)	(.601)	(.719)	(.735)	(.687)	(.734)
Net asset value, end of period	$ 11.14	$ 10.90	$ 10.72	$ 10.17	$ 10.80	$ 10.80
Total Return B, C	4.75%	7.48%	12.95%	1.03%	6.48%	10.41%
Ratios to Average Net Assets E
Expenses before expense reductions	.49% A	.51%	.50%	.50%	.57%	.62%
Expenses net of voluntary waivers, if any	.32% A	.32%	.32%	.32%	.32%	.32%
Expenses net of all reductions	.31% A	.31%	.31%	.31%	.31%	.31%
Net investment income (loss)	5.11% A	5.54% G	6.84%	6.53%	6.35%	6.98%
Supplemental Data
Net assets, end of period (in millions)	$ 3,865	$ 3,082	$ 2,142	$ 1,538	$ 1,295	$ 815
Portfolio turnover rate	200% A	178%	144%	133%	184%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F For the year ended February 29.

G Effective March 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies began amortizing premium and discount on all debt securities, as required. Per share data, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2002 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity U.S. Bond Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures under the general supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 115,084	|
Unrealized depreciation	(31,160)
Net unrealized appreciation (depreciation)	$ 83,924
Cost for federal income tax purposes	$ 4,166,099

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee of .32% of the fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,677 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At the end of the period there were no security loans outstanding.

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

7. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .32% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $2,938.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $11 and $57, respectively.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

UBI-SANN-1002 158113
1.536707.105

Spartan® Total Market Index

Spartan Extended Market Index

Spartan International Index

Funds

Semiannual Report

August 31, 2002

(2_fidelity_logos)

(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.

Spartan Total Market Index Fund	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan Extended Market Index Fund	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan International Index Fund	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the Financial Statements.

Standard & Poor's 500, S&P, and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The views expressed in this report reflect those of Deutsche Asset Management, Inc. (formerly Bankers Trust) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Annual Report

President's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

As the first anniversary of September 11 approached, new concerns about terrorism and a continued deterioration of investor confidence kept U.S. equity performance on its year-long downward path. With investor appetite for risk dwindling, U.S. Treasury bonds - traditionally a haven from stock market and geopolitical turbulence - were in strong demand. As a result, the securities outperformed nearly all other asset classes year-to-date through August.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Total Market Index Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended August 31, 2002	Past 6 months	Past 1 year	Life of fund
Spartan ® Total Market Index	-15.68%	-16.54%	2.12%
Wilshire 5000® Total Market	-15.65%	-16.56%	0.83%
Growth & Income Funds Average	-14.79%	-16.19%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Wilshire 5000® Total Market Index (Wilshire 5000®) - a market capitalization-weighted index of approximately 7,000 U.S. equity securities. The index contains all actively traded common stocks with readily available price data traded on the New York Stock Exchange, American Stock Exchange, and NASDAQ®. To measure how the fund's performance stacked up against its peers, you can compare it to the growth & income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 1,154 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on the bottom of this page.(dagger)

Average Annual Total Returns

Periods ended August 31, 2002	Past 1 year	Life of fund
Spartan Total Market Index	-16.54%	0.44%
Wilshire 5000 Total Market	-16.56%	0.17%
Growth & Income Funds Average	-16.19%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of August 31, 2002, the six month and one year cumulative total returns for the large-cap core funds average were -16.86% and -18.83%, respectively. The one year average annual return was -18.83%. The six month and one year cumulative total returns for the Lipper large-cap supergroup average were -28.39% and -20.80%, respectively. The one year average annual return was -20.80%.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Spartan® Total Market Index Fund on November 5, 1997, when the fund started. As the chart shows, by August 31, 2002, the value of the investment would have grown to $10,212 - a 2.12% increase on the initial investment. For comparison, look at how the Wilshire 5000 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,083 - a 0.83% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Spartan Total Market Index Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Patrick Cannon, who oversees the Spartan Total Market Index Fund's investment management personnel as Managing Director for Deutsche Asset Management, Inc., sub-adviser of the fund

Q. How did the fund perform, Patrick?

A. For the six months that ended August 31, 2002, the fund fell 15.68%, closely tracking the 15.65% drop in the Wilshire 5000 Total Market Index - the broadest index of the U.S. equity market. During the same period, the Lipper Inc. growth & income funds average declined 14.79%. For the 12 months ending August 31, 2002, the fund fell 16.54%, while the Wilshire index and Lipper average lost 16.56% and 16.19%, respectively.

Q. What factors drove market performance during the past six months?

A. What began so promisingly ended so ugly, as expectations for an economic recovery gave way to fears of a double-dip recession. Stimulative fiscal and monetary policy, resilient consumer spending - helped by low mortgage refinancing rates and a strong housing market - and an acceleration in government outlays provided a boost to the economy. However, business investment spending, which is the key driver of economic growth, fell sharply along with the decline in corporate earnings. Weakening fundamentals and excess capacity in several sectors, combined with higher borrowing costs and concerns about investment returns, caused companies to slash their capital budgets. In the absence of end demand, the recovery faltered, gross domestic product (GDP) growth for the first quarter of 2002 was revised downward and second-quarter GDP growth slowed dramatically. Stock prices suffered as investor confidence eroded in the face of widespread earnings disappointments and credit-quality downgrades. The selling intensified as news of accounting scandals, corporate mismanagement, bankruptcies, insider trading, distrust of Wall Street, geopolitical unrest and the threat of future terrorism dominated the headlines. Major stock indexes approached their post-September 11 lows in late July before rebounding on what many perceived as a market bottom. However, concerns about a war with Iraq and further disappointing economic data stopped the rally in its tracks in late August.

Q. What areas of the market were hardest hit?

A. While nearly every sector posted negative results, information technology (IT) and telecommunication services struggled the most. A delayed PC replacement cycle, coupled with deep cuts in discretionary IT spending by telecom carriers and other corporate buyers, resonated throughout the technology food chain, hurting the prospects for most suppliers of components, semiconductors, computer hardware, software and communications equipment. As such, nearly all tech stocks - including such leading names as Intel, Microsoft and IBM - dragged the market lower, as did media giant AOL Time Warner, which suffered in part due to a weak online advertising environment. High-profile corporate scandals at WorldCom and Qwest only made matters worse for such telecom stocks as SBC Communications and Verizon, whose local phone businesses already struggled with increased competition from cable and other new services, as well as sluggish demand for data services. Utilities also weighed on the index, as several small, unregulated firms engaged in energy trading and power production were hampered by heavy debt, overcapacity and post-Enron accounting issues. In health care, patent expirations and slower product approvals hurt large-cap drug stocks, such as Bristol-Myers Squibb. Citigroup was a notable detractor among diversified financials, a group that suffered from its exposure to weak capital markets activity. Finally, industrial stock General Electric - the largest holding in the index - slumped as investors questioned whether the company's complex financial reporting was masking potential problems.

Q. Were any groups able to buck the downturn?

A. There were very few places to hide. Banking and consumer staples, however, did offer some shelter during the storm. Bank of America and Wells Fargo topped the list of contributors. These larger, well-established banks benefited from widening profit margins from their traditional lending businesses - due to lower interest rates - and better-than-expected consumer credit-quality trends. Beverage and consumer product companies were generally successful because they provided steady results despite the uncertain investing environment. Coca-Cola and Procter & Gamble were particularly strong performers.

Q. What's your outlook?

A. The economy continues to recover, albeit at a moderate pace, with uneven momentum across sectors. The recovery may gradually gain traction as the economy continues to unwind the excesses of the late-1990s boom, and firms slowly become more confident in the outlook and begin to take advantage of rebounding profits to invest and hire again. While an improving labor market should keep consumers spending, efforts by households to boost savings in response to declining equity wealth could have a dampening effect. In terms of the equity markets, stocks have been returning to reality after a long period of excessive valuations. This adjustment may be nearing completion, as forward-looking valuations have become more reasonable. However, we don't expect returns to come close on a sustained basis to the heady gains of the late 1990s.

The views expressed in this report reflect those of Deutsche Asset Management, Inc. only through the end of the period of the report as stated on the cover. Any such views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks to provide investment results that correspond to the total return of a broad range of United States stocks

Fund number: 397

Trading symbol: FSTMX

Start date: November 5, 1997

Size: as of August 31, 2002, more than $1.0 billion

Manager: Deutsche Asset Management, Inc., since inception

3

Semiannual Report

Spartan Total Market Index Fund

Investment Changes

Top Ten Stocks as of August 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	2.8	3.0
Microsoft Corp.	2.5	2.5
Exxon Mobil Corp.	2.3	2.3
Wal-Mart Stores, Inc.	2.2	2.2
Pfizer, Inc.	2.0	2.1
Citigroup, Inc.	1.6	1.9
American International Group, Inc.	1.5	1.6
Johnson & Johnson	1.5	1.5
International Business Machines Corp.	1.2	1.4
The Coca-Cola Co.	1.2	0.9
	18.8
Market Sectors as of August 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.4	20.0
Consumer Discretionary	14.2	14.8
Health Care	13.8	14.3
Information Technology	13.0	15.9
Industrials	11.3	11.1
Consumer Staples	8.6	7.7
Energy	5.6	5.4
Telecommunication Services	3.1	4.2
Utilities	3.0	3.0
Materials	3.0	2.8

Semiannual Report

Spartan Total Market Index Fund

Investments August 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 0.4%
Aftermarket Technology Corp. (a)	700	$ 10,857
American Axle & Manufacturing Holdings, Inc. (a)	2,100	62,475
ArvinMeritor, Inc.	6,100	142,679
Bandag, Inc.	1,500	52,440
BorgWarner, Inc.	1,600	96,384
Collins & Aikman Corp. (a)	3,140	14,444
Cooper Tire & Rubber Co.	9,600	200,448
Dana Corp.	15,856	268,601
Delphi Corp.	52,523	512,099
Dura Automotive Systems, Inc. Class A (a)	4,983	68,267
Federal Signal Corp.	5,000	103,900
Finishmaster, Inc. (a)	900	10,449
Gentex Corp. (a)	8,500	252,960
Goodyear Tire & Rubber Co.	13,100	177,112
IMPCO Technologies, Inc.	3,000	15,240
Intermet Corp.	5,300	50,827
Johnson Controls, Inc.	7,700	664,433
Lear Corp. (a)	5,300	246,980
McLaren Performance Technologies, Inc. (a)	500	175
Midas, Inc. (a)	1,400	9,898
Modine Manufacturing Co.	6,000	122,820
Rockford Corp. (a)	2,500	22,425
Sauer-Danfoss, Inc.	2,600	24,830
Spartan Motors, Inc.	3,200	34,560
Standard Motor Products, Inc.	200	2,850
Stoneridge, Inc. (a)	3,200	54,400
Strattec Security Corp. (a)	1,800	83,970
Superior Industries International, Inc.	3,800	182,704
Tenneco Automotive, Inc. (a)	6,360	38,669
Tower Automotive, Inc. (a)	3,400	27,098
TRW, Inc.	11,400	654,360
Visteon Corp.	8,956	102,009
		4,311,363
Automobiles - 0.6%
Coachmen Industries, Inc.	300	4,710
Ford Motor Co.	173,996	2,047,933
General Motors Corp.	51,646	2,471,778
Harley-Davidson, Inc.	27,500	1,353,825
Monaco Coach Corp. (a)	900	15,300
National R.V. Holdings, Inc. (a)	300	2,610
Thor Industries, Inc.	400	13,420
Winnebago Industries, Inc.	3,100	118,389
		6,027,965
Distributors - 0.0%
Advanced Marketing Services, Inc.	1,300	17,615
ALL American Semiconductor, Inc. (a)	3,800	9,428
Applied Industrial Technologies, Inc.	1,000	15,850
Brightpoint, Inc. (a)	785	1,775

	Shares	Value (Note 1)
CellStar Corp. (a)	1,700	$ 5,780
Handleman Co. (a)	1,200	13,488
Jaco Electronics, Inc. (a)	1,950	8,112
WESCO International, Inc. (a)	5,100	28,560
		100,608
Hotels, Restaurants & Leisure - 1.5%
AFC Enterprises, Inc. (a)	4,800	108,528
Alliance Gaming Corp. (a)	6,712	102,022
Ameristar Casinos, Inc. (a)	4,000	67,520
AMF Bowling, Inc. (a)	2,000	40
Applebee's International, Inc.	7,300	162,133
Argosy Gaming Co. (a)	2,400	67,200
Avado Brands, Inc. (a)	800	184
Aztar Corp. (a)	2,200	31,460
Bally Total Fitness Holding Corp. (a)	5,200	60,996
Bob Evans Farms, Inc.	5,000	121,300
Boca Resorts, Inc. Class A (a)	2,700	27,810
Boyd Gaming Corp. (a)	10,400	169,520
Brinker International, Inc. (a)	7,500	207,900
Buca, Inc. (a)	5,400	47,196
California Pizza Kitchen, Inc. (a)	3,800	76,722
Carnival Corp.	56,700	1,387,449
CBRL Group, Inc.	6,800	174,624
CEC Entertainment, Inc. (a)	750	27,390
Cedar Fair LP (depository unit)	900	21,015
Champps Entertainment, Inc. (a)	1,600	12,624
Chicago Pizza & Brewery, Inc. (a)	5,700	41,382
Choice Hotels International, Inc. (a)	3,800	88,122
Churchill Downs, Inc.	2,200	81,950
CKE Restaurants, Inc. (a)	1,711	12,525
Darden Restaurants, Inc.	14,550	372,917
Dave & Buster's, Inc. (a)	3,500	45,920
Dover Downs Gaming & Entertainment, Inc.	980	8,820
Dover Motorsports, Inc.	1,400	6,440
Extended Stay America, Inc. (a)	7,700	109,725
Garden Fresh Restaurant Corp. (a)	2,900	33,495
Gaylord Entertainment Co. (a)	1,900	42,655
Gtech Holdings Corp. (a)	3,400	65,110
Harrah's Entertainment, Inc. (a)	9,800	465,892
Hilton Hotels Corp.	38,637	444,712
Hollywood Casino Corp. Class A (a)	5,000	60,500
International Game Technology (a)	7,750	501,270
International Speedway Corp. Class A	6,300	243,936
Interstate Hotels & Resorts, Inc. (a)	156	610
Isle of Capri Casinos, Inc. (a)	6,200	131,440
Jack in the Box, Inc. (a)	1,200	33,900
Krispy Kreme Doughnuts, Inc. (a)	4,300	152,650
Landry's Seafood Restaurants, Inc.	1,500	32,700
Littlefield Corp. (a)	2,100	2,394
Lodgian, Inc. (a)	300	15
Lone Star Steakhouse & Saloon, Inc.	4,300	85,914
Mandalay Resort Group (a)	5,500	165,550
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Marcus Corp.	400	$ 5,600
Marriott International, Inc. Class A	22,900	749,517
McDonald's Corp.	118,300	2,810,808
MGM Mirage, Inc. (a)	13,502	479,186
MTR Gaming Group, Inc. (a)	5,600	48,328
Multimedia Games, Inc. (a)	2,700	57,375
Navigant International, Inc. (a)	3,100	31,465
O'Charleys, Inc. (a)	3,850	77,077
Outback Steakhouse, Inc. (a)	5,800	170,288
P.F. Chang's China Bistro, Inc. (a)	3,900	123,396
Panera Bread Co. Class A (a)	4,200	119,112
Papa John's International, Inc. (a)	3,500	105,840
Park Place Entertainment Corp. (a)	35,100	328,185
Penn National Gaming, Inc. (a)	6,200	113,460
Pinnacle Entertainment, Inc. (a)	1,200	10,200
Prime Hospitality Corp. (a)	2,400	21,744
Rare Hospitality International, Inc. (a)	4,050	105,746
Royal Caribbean Cruises Ltd.	16,400	290,280
Rubio's Restaurants, Inc. (a)	7,700	48,356
Ruby Tuesday, Inc.	1,800	35,892
Ryan's Family Steak Houses, Inc. (a)	8,100	96,552
Schlotzskys, Inc. (a)	100	397
Scientific Games Corp. Class A (a)	6,800	49,232
Shuffle Master, Inc. (a)	4,300	76,884
Six Flags, Inc. (a)	7,500	38,025
Sonic Corp. (a)	5,487	128,670
Speedway Motorsports, Inc. (a)	2,300	54,855
Starbucks Corp. (a)	34,400	691,440
Starwood Hotels & Resorts Worldwide, Inc. unit	17,356	447,438
Station Casinos, Inc. (a)	4,000	49,400
The Cheesecake Factory, Inc. (a)	3,412	97,208
Total Entertainment Restaurant Corp. (a)	2,700	26,811
Triarc Companies, Inc. Class A (a)	1,475	36,433
Trump Hotels & Casino Resorts, Inc. (a)	700	1,638
Vail Resorts, Inc. (a)	1,100	16,830
Wendy's International, Inc.	9,200	328,532
WMS Industries, Inc. (a)	1,300	18,785
Wyndham International, Inc. Class A (a)	5,212	3,388
Yum! Brands, Inc. (a)	26,300	797,679
		14,796,229
Household Durables - 0.8%
Advanced Lighting Technologies, Inc. (a)	4,600	4,600
American Biltrite, Inc.	400	5,380
American Greetings Corp. Class A	9,000	150,300
Applica, Inc. (a)	3,200	21,184
Bassett Furniture Industries, Inc.	1,800	26,118
Beazer Homes USA, Inc. (a)	2,151	138,051
Black & Decker Corp.	7,100	318,577
Blyth, Inc.	5,400	159,678
Boston Acoustics, Inc.	100	1,249

	Shares	Value (Note 1)
Bush Industries, Inc. Class A	1,700	$ 13,175
Centex Corp.	5,000	252,450
Champion Enterprises, Inc. (a)	1,600	4,288
Chromcraft Revington, Inc. (a)	2,200	28,820
Clayton Homes, Inc.	10,275	136,349
Cobra Electronics Corp. (a)	1,200	9,312
D.R. Horton, Inc.	12,882	267,430
Department 56, Inc. (a)	2,200	28,138
Dixie Group, Inc. (a)	2,900	14,500
Dominion Homes, Inc. (a)	300	5,781
Enesco Group, Inc. (a)	5,000	35,900
Ethan Allen Interiors, Inc.	3,600	122,328
Falcon Products, Inc. (a)	2,600	11,310
Fedders Corp.	3,300	8,250
Fleetwood Enterprises, Inc.	7,300	35,405
Flexsteel Industries, Inc.	1,700	23,972
Foamex International, Inc. (a)	5,300	29,150
Fortune Brands, Inc.	14,700	771,309
Furniture Brands International, Inc. (a)	4,500	113,625
Harman International Industries, Inc.	2,000	102,860
Helen of Troy Ltd. (a)	6,200	74,152
Hovnanian Enterprises, Inc. Class A (a)	3,700	115,144
Interface, Inc. Class A	9,800	48,706
Juno Lighting, Inc. (a)	1,500	15,300
KB Home	4,400	210,980
Kimball International, Inc. Class B	4,000	59,080
Koss Corp.	1,300	21,788
La-Z-Boy, Inc.	5,750	142,313
Lancaster Colony Corp.	4,750	195,653
Leggett & Platt, Inc.	17,700	409,755
Lennar Corp.	5,200	274,560
Libbey, Inc.	900	27,360
Lifetime Hoan Corp.	300	1,881
M.D.C. Holdings, Inc.	1,210	48,642
M/I Schottenstein Homes, Inc.	3,400	116,960
Matthews International Corp. Class A	1,600	38,800
Maytag Corp.	6,600	215,424
Media Arts Group, Inc. (a)	200	406
Meritage Corp. (a)	3,000	107,760
Mestek, Inc. (a)	300	5,655
Metromedia International Group, Inc. (a)	2,200	132
Mity Enterprises, Inc. (a)	2,300	27,646
Mohawk Industries, Inc. (a)	6,048	299,376
National Presto Industries, Inc.	1,000	29,640
Newell Rubbermaid, Inc.	23,601	816,595
NVR, Inc. (a)	900	266,850
Oakwood Homes Corp. (a)	280	563
Oneida Ltd.	400	6,440
Palm Harbor Homes, Inc. (a)	1,000	14,450
Pulte Homes, Inc.	4,925	235,120
Recoton Corp. (a)	2,000	3,300
Royal Appliance Manufacturing Co. (a)	5,800	28,420
Russ Berrie & Co., Inc.	700	23,534
Ryland Group, Inc.	4,000	170,600
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Salton, Inc. (a)	1,800	$ 16,218
Skyline Corp.	100	3,075
Snap-On, Inc.	5,900	166,734
SONICblue, Inc. (a)	4,328	1,467
Standard Pacific Corp.	3,000	79,050
Stanley Furniture Co., Inc. (a)	1,100	24,002
The Rowe Companies (a)	1,000	1,600
The Stanley Works	7,900	275,552
Toll Brothers, Inc. (a)	9,400	235,000
Toro Co.	1,900	105,925
Tripath Technology, Inc. (a)	1,600	912
Tupperware Corp.	3,900	71,136
Universal Electronics, Inc. (a)	3,400	32,983
Virco Manufacturing Co.	2,376	30,888
WCI Communities, Inc.	4,100	80,975
WestPoint Stevens, Inc. (a)	13,900	24,881
Whirlpool Corp.	5,900	326,329
Yankee Candle Co., Inc. (a)	3,100	59,582
		8,428,783
Internet & Catalog Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	4,800	47,520
Alloy, Inc. (a)	3,300	35,508
Amazon.com, Inc. (a)	33,700	503,478
Audible, Inc. (a)	3,900	1,560
Barnesandnoble.com LLC Class A (a)	11,650	8,505
Beyond.com Corp. (a)	627	13
Blair Corp.	400	8,320
Bluefly, Inc. (a)	2,800	2,744
Coldwater Creek, Inc. (a)	700	10,626
dELiA*s Corp. Class A (a)	9,446	14,169
Drugstore.com, Inc. (a)	2,900	6,383
eBay, Inc. (a)	25,900	1,465,681
Excelligence Learning Corp. (a)	612	1,010
FTD, Inc. Class A (a)	1,482	18,318
GSI Commerce, Inc. (a)	5,379	27,325
Insight Enterprises, Inc. (a)	3,075	34,625
J. Jill Group, Inc. (a)	4,350	108,968
Lillian Vernon Corp.	200	1,160
MediaBay, Inc. (a)	800	2,112
NetFlix, Inc.	8,700	114,057
PC Mall, Inc. (a)	500	1,225
Priceline.com, Inc. (a)	18,700	43,945
School Specialty, Inc. (a)	3,800	89,642
Shop At Home, Inc. (a)	5,100	10,812
Stamps.com, Inc. (a)	10,900	47,960
Student Advantage, Inc. (a)	50	40
Ticketmaster Class B (a)	10,200	164,118
USA Interactive (a)	35,097	751,778

	Shares	Value (Note 1)
USA Interactive warrants 2/4/09 (a)	1,818	$ 11,090
ValueVision Media, Inc. Class A (a)	2,900	41,267
		3,573,959
Leisure Equipment & Products - 0.3%
Action Performance Companies, Inc. (a)	2,500	80,925
Adams Golf, Inc. (a)	400	92
Arctic Cat, Inc.	5,000	74,750
Boyds Collection, Ltd. (a)	4,400	27,280
Brunswick Corp.	10,200	249,390
Callaway Golf Co.	4,100	60,803
Cannondale Corp. (a)	100	249
Concord Camera Corp. (a)	7,200	33,840
Eastman Kodak Co.	25,521	779,411
Hasbro, Inc.	17,855	234,793
Huffy Corp. (a)	300	2,097
JAKKS Pacific, Inc. (a)	4,050	45,805
Johnson Outdoors, Inc. Class A (a)	2,300	30,607
K2, Inc. (a)	700	5,537
M&F Worldwide Corp. (a)	500	2,450
Marvel Enterprises, Inc. (a)	6,900	34,845
Mattel, Inc.	38,716	752,252
Meade Instruments Corp. (a)	2,600	8,736
Midway Games, Inc. (a)	3,739	22,995
Nautilus Group, Inc. (a)	5,025	159,343
Oakley, Inc. (a)	3,700	48,470
Parkervision, Inc. (a)	900	13,707
Polaris Industries, Inc.	1,600	117,360
Polaroid Corp. (a)	7,500	113
Racing Champions Ertl Corp. (a)	4,400	86,064
Rawlings Sporting Goods, Inc.	4,316	23,177
Saf T Lok, Inc. (a)	1,860	74
SCP Pool Corp. (a)	4,200	116,004
Sturm Ruger & Co., Inc.	300	3,921
Toymax International, Inc. (a)	3,900	16,575
		3,031,665
Media - 3.9%
4Kids Entertainment, Inc. (a)	3,500	68,775
5th Avenue Channel Corp. (a)	700	3
ACTV, Inc. (a)	3,400	3,978
ADVO, Inc. (a)	2,600	90,454
AHL Services, Inc. (a)	2,600	2,470
AMC Entertainment, Inc. (a)	4,300	36,980
AOL Time Warner, Inc. (a)	415,749	5,259,225
APAC Customer Services, Inc. (a)	4,300	11,825
Ballantyne of Omaha, Inc. (a)	100	60
Belo Corp. Series A	13,200	302,940
Brilliant Digital Entertainment, Inc. (a)	500	80
Cablevision Systems Corp. - NY Group Class A (a)	10,900	103,877
Catalina Marketing Corp. (a)	4,400	138,292
Championship Auto Racing Teams, Inc. (a)	4,500	22,905
Charter Communications, Inc. Class A (a)	35,400	111,864
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Communications, Inc. (a)	56,379	$ 1,927,034
Comcast Corp. Class A (special) (a)	87,260	2,079,406
Cox Communications, Inc. Class A (a)	56,201	1,452,796
Cox Radio, Inc. Class A (a)	2,400	57,552
Crown Media Holdings, Inc. (a)	3,800	21,432
Cumulus Media, Inc. Class A (a)	4,700	65,612
Dow Jones & Co., Inc.	9,200	391,460
E.W. Scripps Co. Class A	8,400	597,240
EchoStar Communications Corp. Class A (a)	21,100	375,580
Emmis Communications Corp. Class A (a)	5,600	87,360
Entercom Communications Corp. Class A (a)	3,700	162,060
Entravision Communications Corp. Class A (a)	8,800	108,240
Equity Marketing, Inc. (a)	2,400	27,242
Fox Entertainment Group, Inc. Class A (a)	30,200	674,366
Gannett Co., Inc.	25,900	1,967,364
Gemstar-TV Guide International, Inc. (a)	44,126	181,799
General Motors Corp. Class H (a)	83,626	860,512
Getty Images, Inc. (a)	6,100	109,922
Harris Interactive, Inc. (a)	4,500	10,350
Harte-Hanks, Inc.	6,500	133,575
Hearst-Argyle Television, Inc. (a)	6,827	143,094
Hispanic Broadcasting Corp. (a)	8,400	162,540
Hollinger International, Inc. Class A	6,800	66,980
Image Entertainment, Inc. (a)	700	720
Information Holdings, Inc. (a)	1,100	21,120
Innotrac Corp. (a)	1,400	3,570
Insight Communications, Inc. Class A (a)	6,700	66,933
Interactive Data Corp. (a)	5,500	80,520
Interep National Radio Sales, Inc. Class A (a)	2,900	9,715
Interpublic Group of Companies, Inc.	33,790	615,992
John Wiley & Sons, Inc. Class A	3,800	88,008
Journal Register Co. (a)	5,900	107,557
K-Tel International, Inc. (a)	4,000	200
Key3Media Group, Inc. (a)	3,150	126
Knight-Ridder, Inc.	7,000	425,110
Kushner Locke Co. (a)	6,300	19
Lamar Advertising Co. Class A (a)	8,850	282,846
Laser-Pacific Media Corp. (a)	2,700	5,808
Lee Enterprises, Inc.	2,900	99,035
Liberty Corp.	3,000	106,500
Liberty Media Corp. Class A (a)	221,174	1,849,015
Liberty Satellite & Technology, Inc. Class A (a)	540	1,377
Macrovision Corp. (a)	2,800	38,752
Martha Stewart Living Omnimedia, Inc. Class A (a)	3,700	27,565

	Shares	Value (Note 1)
McGraw-Hill Companies, Inc.	19,100	$ 1,211,131
Media General, Inc. Class A	1,400	75,138
Mediacom Communications Corp. Class A (a)	10,850	64,015
Meredith Corp.	5,400	213,948
Metro-Goldwyn-Mayer, Inc. (a)	25,600	300,800
MKTG Services, Inc. (a)	84	19
Navarre Corp. (a)	5,800	7,656
Netcentives, Inc. (a)	1,500	2
Nucentrix Broadband Networks, Inc. (a)	100	128
Omnicom Group, Inc.	17,000	1,028,500
PanAmSat Corp. (a)	15,900	298,920
Paxson Communications Corp. Class A (a)	8,600	24,510
Pegasus Communications Corp. Class A (a)	16,400	19,024
Penton Media, Inc. (a)	7,900	3,002
Pixar (a)	5,800	283,272
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	800	7,360
PRIMEDIA, Inc. (a)	29,209	34,759
Pulitzer, Inc.	2,300	101,545
R.H. Donnelley Corp. (a)	3,700	91,982
Radio One, Inc. Class A (a)	11,200	177,520
Radio Unica Communications Corp. (a)	2,900	2,088
Reader's Digest Association, Inc. Class A (non-vtg.)	11,400	194,712
Regal Entertainment Group Class A	4,200	73,710
Rentrak Corp. (a)	600	2,400
Saga Communications, Inc. Class A (a)	375	7,050
Salem Communications Corp. Class A (a)	400	9,120
Scholastic Corp. (a)	4,600	194,028
Simon Worldwide, Inc. (a)	5,600	616
Sinclair Broadcast Group, Inc. Class A (a)	7,200	90,936
Sirius Satellite Radio, Inc. (a)	11,200	16,912
Sonic Solutions, Inc. (a)	3,700	31,080
Source Interlink Companies, Inc. (a)	4,300	26,875
Spanish Broadcasting System, Inc. Class A (a)	6,800	48,076
The McClatchy Co. Class A	3,400	196,180
The New York Times Co. Class A	14,200	670,240
TiVo, Inc. (a)	9,600	39,072
TMP Worldwide, Inc. (a)	9,300	101,556
Tribune Co.	29,568	1,233,281
UnitedGlobalCom, Inc. Class A (a)	16,500	28,710
Univision Communications, Inc. Class A (a)	20,200	470,660
Value Line, Inc.	200	8,518
Viacom, Inc. Class B (non-vtg.) (a)	167,236	6,806,505
Walt Disney Co.	192,500	3,018,400
Washington Post Co. Class B	987	638,589
Westwood One, Inc. (a)	8,800	307,384
World Wrestling Entertainment, Inc. Class A (a)	5,500	53,350
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
XM Satellite Radio Holdings, Inc. Class A (a)	3,000	$ 16,290
Young Broadcasting, Inc. Class A (a)	3,300	30,360
YouthStream Media Networks, Inc. (a)	1,300	143
		39,907,804
Multiline Retail - 3.4%
99 Cents Only Stores (a)	5,547	133,960
Ames Department Stores, Inc. (a)	8,700	9
Big Lots, Inc. (a)	8,894	149,864
BJ's Wholesale Club, Inc. (a)	6,000	147,300
Costco Wholesale Corp. (a)	43,500	1,453,335
Dillard's, Inc. Class A	9,500	233,320
Dollar General Corp.	29,401	440,427
Dollar Tree Stores, Inc. (a)	9,475	233,180
Elder-Beerman Stores Corp. (a)	500	1,400
Factory 2-U Stores, Inc. (a)	1,500	3,390
Family Dollar Stores, Inc.	17,100	488,205
Federated Department Stores, Inc. (a)	17,600	631,840
Fred's, Inc. Class A	3,925	131,488
JCPenney Co., Inc.	22,669	393,534
Kmart Corp. (a)	39,900	25,935
Kohl's Corp. (a)	30,900	2,154,348
Neiman Marcus Group, Inc. Class A (a)	3,300	96,360
Nordstrom, Inc.	10,800	208,764
Pricesmart, Inc. (a)	400	10,320
Saks, Inc. (a)	10,931	116,087
Sears, Roebuck & Co.	28,900	1,315,239
ShopKo Stores, Inc. (a)	5,100	73,236
Stein Mart, Inc. (a)	1,300	9,295
Target Corp.	83,800	2,865,960
The May Department Stores Co.	28,900	847,637
Tuesday Morning Corp. (a)	5,200	85,592
Value City Department Stores, Inc. (a)	500	1,150
Wal-Mart Stores, Inc.	418,900	22,402,772
		34,653,947
Specialty Retail - 2.5%
Aaron Rents, Inc. Class A	800	18,600
Abercrombie & Fitch Co. Class A (a)	8,074	184,087
AC Moore Arts & Crafts, Inc. (a)	3,100	66,030
Advance Auto Parts (a)	3,800	198,550
America's Car Mart, Inc. (a)	2,300	28,750
American Eagle Outfitters, Inc. (a)	5,100	75,021
AnnTaylor Stores Corp. (a)	2,850	76,095
Asbury Automotive Group, Inc.	3,100	38,595
AutoNation, Inc. (a)	32,600	430,320
AutoZone, Inc. (a)	9,400	680,090
Barnes & Noble, Inc. (a)	5,600	128,184
bebe Stores, Inc. (a)	4,000	54,000
Bed Bath & Beyond, Inc. (a)	26,300	843,178
Best Buy Co., Inc. (a)	28,800	610,560

	Shares	Value (Note 1)
Blockbuster, Inc. Class A	4,800	$ 109,200
Blue Rhino Corp. (a)	5,000	63,450
Books-A-Million, Inc. (a)	4,300	14,538
Borders Group, Inc. (a)	6,700	126,362
Brookstone Co., Inc. (a)	400	4,420
Casual Male Retail Group, Inc. (a)	4,600	21,569
Cato Corp. Class A	5,800	106,720
CDW Computer Centers, Inc. (a)	7,500	321,900
Charming Shoppes, Inc. (a)	12,300	84,378
Chico's FAS, Inc. (a)	7,200	126,288
Christopher & Banks Corp. (a)	3,725	108,398
Circuit City Stores, Inc. - Circuit City Group	18,000	250,920
Claire's Stores, Inc.	3,700	78,736
Cole National Corp. Class A (a)	1,000	14,740
CompuCom Systems, Inc. (a)	200	1,164
Copart, Inc. (a)	8,600	121,002
Cost Plus, Inc. (a)	3,425	83,741
CSK Auto Corp. (a)	1,700	21,505
Dress Barn, Inc. (a)	7,600	93,100
E Com Ventures, Inc. (a)	325	1,690
Electronics Boutique Holding Corp. (a)	3,500	100,625
Emerging Vision, Inc. (a)	3,800	266
Finish Line, Inc. Class A (a)	4,000	35,600
Finlay Enterprises, Inc. (a)	2,500	43,775
Foot Locker, Inc. (a)	10,700	101,650
Footstar, Inc. (a)	3,300	35,475
Friedmans, Inc. Class A	700	5,740
Gadzooks, Inc. (a)	3,100	21,700
Galyan's Trading Co., Inc. (a)	5,100	54,264
GameStop Corp. Class A	3,400	70,720
Gap, Inc.	78,325	918,752
Gart Sports Co. (a)	2,600	52,286
Genesco, Inc. (a)	3,900	57,681
Good Guys, Inc. (a)	4,500	7,425
Goody's Family Clothing, Inc. (a)	6,800	38,760
Group 1 Automotive, Inc. (a)	3,200	87,360
Guitar Center, Inc. (a)	4,400	74,184
Gymboree Corp. (a)	5,800	92,278
Hancock Fabrics, Inc.	1,100	16,005
Haverty Furniture Companies, Inc.	1,400	18,060
Hibbett Sporting Goods, Inc. (a)	3,300	75,075
Hollywood Entertainment Corp. (a)	5,800	78,300
Home Depot, Inc.	222,600	7,330,218
Hot Topic, Inc. (a)	5,100	88,740
Hughes Supply, Inc.	2,900	83,317
Jo-Ann Stores, Inc. Class A (a)	900	27,000
Jos. A. Bank Clothiers, Inc. (a)	1,800	33,300
Limited Brands, Inc.	47,494	726,183
Linens 'N Things, Inc. (a)	3,100	66,867
Lowe's Companies, Inc.	71,964	2,977,870
Major Automotive Companies, Inc. (a)	850	807
Michaels Stores, Inc. (a)	5,300	246,397
Monro Muffler Brake, Inc. (a)	1,100	19,910
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Mothers Work, Inc. (a)	1,000	$ 34,900
Movie Gallery, Inc. (a)	5,200	72,176
Neff Corp. Class A (a)	2,100	525
O'Reilly Automotive, Inc. (a)	6,100	181,658
Office Depot, Inc. (a)	26,600	343,672
Officemax, Inc. (a)	6,900	29,325
Pacific Sunwear of California, Inc. (a)	2,200	47,850
Payless ShoeSource, Inc. (a)	2,861	151,347
PC Connection, Inc. (a)	2,250	13,388
PETsMART, Inc. (a)	14,500	242,295
Pier 1 Imports, Inc.	7,450	133,355
Pomeroy Computer Resources, Inc. (a)	200	2,368
RadioShack Corp.	15,640	340,796
Rainbow Rentals, Inc. (a)	900	4,590
Regis Corp.	3,500	89,460
Rent-A-Center, Inc. (a)	2,100	114,744
Rent-Way, Inc. (a)	2,570	10,280
Restoration Hardware, Inc. (a)	1,000	4,980
Rex Stores Corp. (a)	3,375	34,763
Ross Stores, Inc.	7,100	256,381
Select Comfort Corp. (a)	5,700	23,256
Sharper Image Corp. (a)	1,100	19,822
Sherwin-Williams Co.	12,600	340,200
Shoe Carnival, Inc. (a)	3,400	64,600
Sonic Automotive, Inc. Class A (a)	3,200	65,280
Sport Chalet (a)	100	680
Stage Stores, Inc. (a)	3,100	67,146
Staples, Inc. (a)	44,575	619,593
Talbots, Inc.	4,700	146,499
The Childrens Place Retail Stores, Inc. (a)	3,600	66,672
The Men's Wearhouse, Inc. (a)	3,300	62,370
The Pep Boys - Manny, Moe & Jack	4,200	59,640
The Sports Authority, Inc. (a)	1,300	6,994
Tiffany & Co., Inc.	12,500	310,000
TJX Companies, Inc.	48,700	963,286
Too, Inc. (a)	825	19,478
Toys 'R' Us, Inc. (a)	17,500	233,275
Tractor Supply Co. (a)	3,400	112,982
Transportation World Entertainment Corp. (a)	2,900	13,891
Tweeter Home Entertainment Group, Inc. (a)	4,800	34,512
Ultimate Electronics, Inc. (a)	3,000	33,000
United Auto Group, Inc. (a)	1,800	28,638
United Rentals, Inc. (a)	6,000	92,700
Urban Outfitters, Inc. (a)	3,100	80,259
West Marine, Inc. (a)	3,200	40,160
Wet Seal, Inc. Class A (a)	4,800	53,088
Whitehall Jewellers, Inc. (a)	800	9,368
Williams-Sonoma, Inc. (a)	9,400	216,200
Wilsons Leather Experts, Inc. (a)	5,800	46,574

	Shares	Value (Note 1)
Zale Corp. (a)	2,600	$ 78,910
Zones, Inc. (a)	4,000	4,480
		24,794,877
Textiles Apparel & Luxury Goods - 0.4%
Ashworth, Inc. (a)	400	2,000
Brown Shoe Co., Inc.	1,200	24,372
Burlington Industries, Inc. (a)	500	45
Candies, Inc. (a)	6,400	19,200
Coach, Inc. (a)	7,018	172,853
Columbia Sportswear Co. (a)	2,800	101,416
Everlast Worldwide, Inc. (a)	1,000	2,160
Fossil, Inc. (a)	2,100	45,906
Garan, Inc.	900	53,982
Guess?, Inc. (a)	2,200	11,484
Jones Apparel Group, Inc. (a)	10,945	395,005
K-Swiss, Inc. Class A	5,200	97,500
Kellwood Co.	1,400	34,888
Kenneth Cole Productions, Inc. Class A (a)	3,900	93,210
Liz Claiborne, Inc.	9,300	262,446
Maxwell Shoe Co., Inc. Class A (a)	150	1,760
Movado Group, Inc.	400	7,284
Nautica Enterprises, Inc. (a)	6,400	76,416
NIKE, Inc. Class B	24,200	1,044,956
Oshkosh B'Gosh, Inc. Class A	2,500	78,775
Oxford Industries, Inc.	200	4,252
Phillips-Van Heusen Corp.	1,300	16,250
Polo Ralph Lauren Corp. Class A (a)	3,900	84,474
Polymer Group, Inc. (a)	400	52
Quaker Fabric Corp. (a)	3,800	31,160
Quiksilver, Inc. (a)	1,100	24,651
Reebok International Ltd. (a)	5,600	136,976
Russell Corp.	1,900	30,362
Samsonite Corp. (a)	1,446	1,085
Saucony, Inc. Class B (a)	2,100	13,838
Skechers U.S.A., Inc. Class A (a)	4,300	66,693
Steven Madden Ltd. (a)	4,300	79,292
Stride Rite Corp.	2,000	15,560
Superior Uniform Group, Inc.	1,000	11,000
Tarrant Apparel Group (a)	2,700	13,608
Timberland Co. Class A (a)	2,900	109,301
Tropical Sportswear International Corp. (a)	100	1,795
Unifi, Inc. (a)	3,300	24,750
Unifirst Corp.	1,100	25,553
Uniroyal Technology Corp. (a)	1,900	152
Vans, Inc. (a)	5,400	34,344
VF Corp.	10,500	426,405
Wellman, Inc.	1,600	24,096
Wolverine World Wide, Inc.	2,800	43,876
		3,745,183
TOTAL CONSUMER DISCRETIONARY		143,372,383
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - 8.6%
Beverages - 2.5%
Adolph Coors Co. Class B	3,300	$ 198,165
Anheuser-Busch Companies, Inc.	81,700	4,343,172
Boston Beer Co., Inc. Class A (a)	600	8,580
Brown-Forman Corp. Class B (non-vtg.)	7,400	521,182
Chalone Wine Group, Ltd. (a)	200	1,750
Coca-Cola Bottling Co. Consolidated	500	24,180
Coca-Cola Enterprises, Inc.	43,900	887,219
Constellation Brands, Inc. Class A (a)	8,000	227,280
National Beverage Corp. (a)	600	8,340
Pepsi Bottling Group, Inc.	24,800	724,160
PepsiAmericas, Inc.	11,200	160,384
PepsiCo, Inc.	167,400	6,620,670
Robert Mondavi Corp. Class A (a)	2,200	69,256
The Coca-Cola Co.	234,400	11,954,400
		25,748,738
Food & Drug Retailing - 1.2%
7-Eleven, Inc. (a)	12,900	114,165
Albertson's, Inc.	35,859	922,293
Casey's General Stores, Inc.	9,700	117,564
CVS Corp.	35,486	1,042,934
Duane Reade, Inc. (a)	3,400	53,890
Fleming Companies, Inc.	4,700	47,470
Great Atlantic & Pacific Tea, Inc. (a)	1,200	12,612
Kroger Co. (a)	72,080	1,303,206
Longs Drug Stores Corp.	5,400	135,000
Nash-Finch Co.	200	4,186
NuCo2, Inc. (a)	700	7,588
Pathmark Stores, Inc. (a)	5,400	72,792
Performance Food Group Co. (a)	5,300	183,645
Rite Aid Corp. (a)	39,000	81,900
Safeway, Inc. (a)	45,100	1,164,482
SUPERVALU, Inc.	10,444	216,922
Sysco Corp.	64,391	1,826,129
The Pantry, Inc. (a)	900	2,349
Topps Co., Inc. (a)	10,700	94,160
United Natural Foods, Inc. (a)	4,100	83,025
Walgreen Co.	97,400	3,384,650
Weis Markets, Inc.	5,000	174,400
Whole Foods Market, Inc. (a)	6,200	276,892
Wild Oats Markets, Inc. (a)	6,075	68,283
Winn-Dixie Stores, Inc.	15,600	251,940
		11,642,477
Food Products - 1.5%
Alico, Inc.	200	5,702
American Italian Pasta Co. Class A (a)	1,300	48,204
Archer-Daniels-Midland Co.	64,710	788,815
Bridgford Foods Corp.	400	4,732
Bunge Ltd.	6,600	141,240
Cadiz, Inc. (a)	8,000	38,880
Campbell Soup Co.	40,800	944,520

	Shares	Value (Note 1)
Central Garden & Pet Co. Class A (a)	5,000	$ 67,600
Chiquita Brands International, Inc. (a)	3,205	52,402
Chiquita Brands International, Inc. warrants 3/19/09 (a)	95	513
ConAgra Foods, Inc.	50,731	1,333,718
Corn Products International, Inc.	2,600	72,800
Dean Foods Co. (a)	7,630	288,796
Del Monte Foods Co. (a)	5,100	53,907
Delta & Pine Land Co.	4,000	72,800
Dole Food Co., Inc.	3,500	95,200
Dreyer's Grand Ice Cream, Inc.	3,800	260,300
Farmer Brothers Co.	100	33,700
Flowers Foods, Inc. (a)	2,130	48,990
Fresh Del Monte Produce, Inc.	6,600	179,190
Gardenburger, Inc. (a)	400	172
General Mills, Inc.	35,800	1,506,822
Genesee Corp. (non-vtg.) Class B	100	1,200
Green Mountain Coffee, Inc. (a)	1,900	28,500
H.J. Heinz Co.	34,200	1,291,734
Hain Celestial Group, Inc. (a)	4,468	64,429
Hershey Foods Corp.	13,100	992,325
Hines Horticulture, Inc. (a)	800	2,760
Horizon Organic Holding Corp. (a)	200	3,202
Hormel Foods Corp.	10,400	237,432
International Multifoods Corp. (a)	3,400	70,890
Interstate Bakeries Corp.	5,000	121,750
J&J Snack Foods Corp. (a)	300	11,430
Kellogg Co.	39,800	1,279,968
Kraft Foods, Inc. Class A	28,100	1,117,537
Lance, Inc.	1,500	17,955
Maui Land & Pineapple, Inc. (a)	300	5,685
McCormick & Co., Inc. (non-vtg.)	10,500	243,075
Northland Cranberries, Inc. Class A (a)	50	50
Pilgrims Pride Corp. Class B	1,200	11,700
Ralcorp Holdings, Inc. (a)	1,680	39,850
Rica Foods, Inc. (a)	500	400
Riviana Foods, Inc.	700	16,450
Sanderson Farms, Inc.	200	3,540
Sara Lee Corp.	76,551	1,411,600
Seaboard Corp.	100	27,740
Sensient Technologies Corp.	3,900	87,243
Smithfield Foods, Inc. (a)	8,600	152,478
Suprema Specialties, Inc. (a)	4,000	4
Tasty Baking Co.	200	2,954
Tejon Ranch Co. (a)	700	17,108
The J.M. Smucker Co.	4,014	145,909
Tootsie Roll Industries, Inc.	3,560	119,545
Tyson Foods, Inc. Class A	29,766	369,694
Wm. Wrigley Jr. Co.	22,200	1,130,202
Zapata Corp. (a)	110	3,031
		15,068,373
Household Products - 1.8%
Church & Dwight, Inc.	2,500	78,250
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Household Products - continued
Clorox Co.	20,258	$ 872,309
Colgate-Palmolive Co.	52,500	2,863,875
Kimberly-Clark Corp.	49,938	2,988,290
Oil-Dri Corp. of America	600	4,980
Pennzoil-Quaker State Co.	5,892	128,622
Procter & Gamble Co.	122,900	10,895,085
The Dial Corp.	6,700	135,407
WD-40 Co.	900	23,688
		17,990,506
Personal Products - 0.5%
Alberto-Culver Co. Class B	4,200	206,892
Avon Products, Inc.	21,000	1,023,540
Chattem, Inc. (a)	1,600	60,400
Chromatics Color Sciences International, Inc. (a)	500	5
Del Laboratories, Inc.	221	4,464
Elizabeth Arden, Inc. (a)	5,900	56,404
Estee Lauder Companies, Inc. Class A	10,700	320,465
First Years, Inc.	2,500	26,000
Gillette Co.	101,200	3,190,836
Inter Parfums, Inc.	450	2,835
Nature's Sunshine Products, Inc.	700	7,490
NBTY, Inc. (a)	8,600	130,892
Nu Skin Enterprises, Inc. Class A	4,800	60,000
Playtex Products, Inc. (a)	8,800	96,360
Revlon, Inc. Class A (a)	7,600	30,172
Water Pik Technologies, Inc. (a)	2,441	28,804
		5,245,559
Tobacco - 1.1%
DIMON, Inc.	1,100	7,271
Philip Morris Companies, Inc.	200,700	10,035,000
RJ Reynolds Tobacco Holdings, Inc.	10,000	588,400
Schweitzer-Mauduit International, Inc.	500	12,275
Universal Corp.	3,200	122,720
UST, Inc.	15,700	544,947
		11,310,613
TOTAL CONSUMER STAPLES		87,006,266
ENERGY - 5.6%
Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc. (a)	2,800	85,204
Baker Hughes, Inc.	29,150	801,625
BJ Services Co. (a)	13,100	399,550
Cal Dive International, Inc. (a)	6,100	113,765
Carbo Ceramics, Inc.	700	22,960
Cooper Cameron Corp. (a)	3,900	174,876
Diamond Offshore Drilling, Inc.	14,900	332,866
Dril-Quip, Inc. (a)	1,000	19,410
ENSCO International, Inc.	13,979	372,820

	Shares	Value (Note 1)
FMC Technologies, Inc. (a)	9,494	$ 174,310
Friede Goldman Halter, Inc. (a)	1,056	42
Global Industries Ltd. (a)	14,800	72,224
GlobalSantaFe Corp.	20,646	454,212
Grant Prideco, Inc. (a)	6,800	66,708
Gulf Island Fabrication, Inc. (a)	300	3,612
Gulfmark Offshore, Inc. (a)	3,800	63,308
Halliburton Co.	38,500	585,200
Hanover Compressor Co. (a)	5,900	66,670
Helmerich & Payne, Inc.	6,700	244,282
Horizon Offshore, Inc. (a)	7,900	41,080
Hydril Co. (a)	4,200	114,450
Input/Output, Inc. (a)	3,500	29,050
Key Energy Services, Inc. (a)	9,800	80,360
Lone Star Technologies, Inc. (a)	3,400	51,578
Lufkin Industries, Inc.	100	2,810
Maverick Tube Corp. (a)	2,600	29,510
Metretek Technologies, Inc. (a)	2,900	899
Mitcham Industries, Inc. (a)	1,500	2,850
Nabors Industries Ltd. (a)	11,930	393,929
National-Oilwell, Inc. (a)	5,407	102,300
Newpark Resources, Inc. (a)	2,100	8,652
Noble Corp. (a)	10,800	335,556
NS Group, Inc. (a)	800	5,200
Oceaneering International, Inc. (a)	4,600	113,758
Offshore Logistics, Inc. (a)	4,200	75,642
Parker Drilling Co. (a)	2,900	6,815
Patterson-UTI Energy, Inc. (a)	6,300	157,374
Pride International, Inc. (a)	17,100	228,798
Rowan Companies, Inc.	6,800	139,944
Schlumberger Ltd. (NY Shares)	55,872	2,414,229
SEACOR SMIT, Inc. (a)	1,350	53,190
Smith International, Inc. (a)	8,300	269,335
Superior Energy Services, Inc. (a)	1,200	9,996
T-3 Energy Services, Inc. (a)	10	73
TETRA Technologies, Inc. (a)	3,400	69,734
Tidewater, Inc.	6,300	179,550
Transocean, Inc.	28,097	688,377
Trico Marine Services, Inc. (a)	1,000	3,550
UNIFAB International, Inc. (a)	100	55
Unit Corp. (a)	1,500	26,250
Universal Compression Holdings, Inc. (a)	4,900	95,697
Varco International, Inc. (a)	12,546	221,186
Veritas DGC, Inc. (a)	6,200	80,290
W-H Energy Services, Inc. (a)	2,800	43,848
Weatherford International Ltd. (a)	10,080	411,667
		10,541,226
Oil & Gas - 4.6%
Amerada Hess Corp.	7,600	555,560
American International Petroleum Corp. (a)	100	8
Anadarko Petroleum Corp.	21,868	976,188
Apache Corp.	12,580	692,655
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Ashland, Inc.	8,300	$ 237,878
ATP Oil & Gas Corp. (a)	8,700	28,275
Berry Petroleum Co. Class A	700	12,180
BP Prudhoe Bay Royalty Trust	9,600	131,520
Buckeye Partners LP	2,000	74,700
Burlington Resources, Inc.	17,300	665,531
Cabot Oil & Gas Corp. Class A	5,400	120,150
Callon Petroleum Co. (a)	6,700	24,790
Chesapeake Energy Corp. (a)	9,238	54,042
ChevronTexaco Corp.	101,289	7,761,776
Comstock Resources, Inc. (a)	1,100	7,524
Conoco, Inc.	61,089	1,499,735
Contour Energy Co. (a)	660	24
Denbury Resources, Inc. (a)	1,500	14,295
Devon Energy Corp.	13,955	655,885
EEX Corp. (a)	1,433	2,809
Encore Acquisition Co. (a)	7,300	125,414
Enterprise Products Partners LP	8,600	187,480
EOG Resources, Inc.	10,200	355,368
Equitable Resources, Inc.	7,600	267,216
Evergreen Resources, Inc. (a)	1,900	72,580
Exxon Mobil Corp.	639,112	22,656,520
Forest Oil Corp. (a)	3,580	93,903
Frontier Oil Corp.	4,000	57,000
Giant Industries, Inc. (a)	100	497
Harken Energy Corp. (a)	470	165
Harvest Natural Resources, Inc. (a)	1,200	4,428
Holly Corp.	1,000	17,150
Houston Exploration Co. (a)	1,500	44,400
Hugoton Royalty Trust	2,400	27,144
Kaneb Services LLC	900	18,072
KCS Energy, Inc. (a)	11,500	19,665
Kerr-McGee Corp.	8,215	384,873
Key Production Co., Inc. (a)	1,400	26,068
Magnum Hunter Resources, Inc. (a)	12,800	72,576
Marathon Oil Corp.	29,100	720,225
Meridian Resource Corp. (a)	1,400	3,290
Mission Resources Corp. (a)	5,500	5,885
Murphy Oil Corp.	4,500	385,425
National Energy Group, Inc. (a)	71	12
Newfield Exploration Co. (a)	5,200	176,280
Noble Energy, Inc.	3,800	126,730
Nuevo Energy Co. (a)	5,200	61,152
Occidental Petroleum Corp.	37,100	1,101,870
Ocean Energy, Inc.	16,128	338,043
OMI Corp. (a)	400	1,456
Patina Oil & Gas Corp.	875	24,369
Penn Virginia Corp.	2,000	70,200
Phillips Petroleum Co.	37,040	1,947,563
Pioneer Natural Resources Co. (a)	9,200	228,988
Plains Resources, Inc. (a)	1,200	29,052

	Shares	Value (Note 1)
Pogo Producing Co.	4,500	$ 147,825
Premcor, Inc.	7,400	141,562
Prima Energy Corp. (a)	450	8,807
Pure Resources, Inc. (a)	2,800	64,736
Range Resources Corp. (a)	1,200	6,408
Remington Oil & Gas Corp. (a)	5,600	81,480
Resource America, Inc. Class A	2,300	21,160
Seven Seas Petroleum Corp. (a)	1,700	969
Spinnaker Exploration Co. (a)	1,500	45,960
St. Mary Land & Exploration Co.	5,600	133,168
Stone Energy Corp. (a)	2,790	94,860
Sunoco, Inc.	6,600	234,168
Swift Energy Co. (a)	2,800	36,848
Syntroleum Corp. (a)	1,600	2,480
TEPPCO Partners LP	6,200	194,370
Tesoro Petroleum Corp. (a)	8,000	28,960
Tom Brown, Inc. (a)	6,100	148,230
Unocal Corp.	24,700	816,829
Valero Energy Corp.	8,700	282,489
Vintage Petroleum, Inc.	3,700	37,518
Western Gas Resources, Inc.	2,400	81,408
Westport Resources Corp. (a)	4,153	75,792
Williams Clayton Energy, Inc. (a)	2,400	23,520
XTO Energy, Inc.	9,225	186,806
		46,062,937
TOTAL ENERGY		56,604,163
FINANCIALS - 22.4%
Banks - 8.3%
1st Source Corp.	541	9,884
Abigail Adams National Bancorp, Inc.	250	3,313
Alabama National Bancorp	200	8,450
Allegiant Bancorp, Inc.	100	1,615
Amcore Financial, Inc.	3,800	86,792
American Pacific Bank of Oregon Class B (a)	880	4,409
AmSouth Bancorp.	37,419	840,805
Anchor Bancorp Wisconsin, Inc.	800	17,456
Associated Banc-Corp.	9,346	325,334
Astoria Financial Corp.	12,150	406,782
BancFirst Corp.	100	4,567
BancorpSouth, Inc.	5,100	104,805
Bank of America Corp.	145,672	10,208,694
Bank of Granite Corp.	125	2,296
Bank of Hawaii Corp.	5,400	155,952
Bank of New York Co., Inc.	70,300	2,471,045
Bank One Corp.	111,967	4,585,049
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	500	5,125
Banknorth Group, Inc.	16,959	442,291
BankUnited Financial Corp. Class A (a)	5,100	90,780
Bay View Capital Corp. (a)	4,612	26,519
BB&T Corp.	46,552	1,771,304
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
Bedford Bancshares, Inc.	300	$ 4,320
Big Foot Financial Corp.	700	14,419
BOK Financial Corp.	3,376	112,455
Boston Private Financial Holdings, Inc.	4,069	93,790
Brookline Bancorp, Inc.	9,621	120,359
BSB Bancorp, Inc.	100	2,235
Camco Financial Corp.	404	5,737
Capital Corp. of the West	992	18,580
Capital Crossing Bank (a)	1,000	22,100
Capitol Federal Financial	4,800	122,256
Cathay Bancorp, Inc.	600	25,680
CFS Bancorp, Inc.	800	11,121
Charter One Financial, Inc.	23,019	775,740
Chemical Financial Corp.	840	24,814
Chittenden Corp.	1,625	50,375
Citizens Banking Corp.	6,600	171,468
Citizens First Financial Corp.	600	11,412
City Holding Co.	3,000	78,450
City National Corp.	3,905	210,558
Colonial Bancgroup, Inc.	7,100	96,205
Columbia Banking Systems, Inc.	2,730	31,395
Comerica, Inc.	17,765	1,039,253
Commerce Bancorp, Inc., New Jersey	4,900	232,309
Commerce Bancshares, Inc.	8,349	358,590
Commercial Federal Corp.	6,450	164,475
Community Bank System, Inc.	100	3,075
Community Capital Corp.	420	5,607
Community First Bankshares, Inc.	6,200	168,764
Compass Bancshares, Inc.	14,750	495,453
Corus Bankshares, Inc.	600	28,356
Cullen/Frost Bankers, Inc.	5,100	190,740
CVB Financial Corp.	1,462	32,046
Dime Community Bancorp, Inc.	4,450	115,255
Downey Financial Corp.	1,500	62,130
East West Bancorp, Inc.	5,100	184,875
Eastern Virgina Bankshares, Inc.	800	14,080
Fidelity Bankshares, Inc.	7,200	143,496
Fifth Third Bancorp	56,436	3,782,341
First BanCorp Puerto Rico	1,200	49,560
First Busey Corp.	100	2,151
First Charter Corp.	3,200	51,520
First Citizen Bancshares, Inc.	600	64,944
First Commonwealth Financial Corp.	2,800	33,656
First Community Bancorp, California	2,500	78,750
First Financial Bancorp, Ohio	2,520	44,050
First Financial Bankshares, Inc.	250	8,875
First Financial Holdings, Inc.	3,500	105,945
First Indiana Corp.	125	2,299
First Midwest Bancorp, Inc., Delaware	6,950	199,465
First Niagara Financial Group, Inc.	600	18,000
First Securityfed Financial, Inc.	800	17,160

	Shares	Value (Note 1)
First Sentinel Bancorp, Inc.	800	$ 11,128
First Tennessee National Corp.	11,800	451,940
First Virginia Banks, Inc.	9,150	359,229
FirstFed Financial Corp., Delaware (a)	200	5,650
FirstMerit Corp.	11,900	296,667
FleetBoston Financial Corp.	99,147	2,392,417
Flushing Financial Corp.	200	3,690
FNB Corp., Pennsylvania	3,787	115,882
Frontier Financial Corp., Washington	800	21,000
Fulton Financial Corp.	6,956	130,077
GBC Bancorp	3,300	69,300
Gold Banc Corp., Inc.	5,188	51,517
Golden State Bancorp, Inc.	15,536	535,992
Golden West Financial Corp.	15,700	1,067,443
Greater Bay Bancorp	6,500	163,800
Greenpoint Financial Corp.	11,320	577,320
GS Financial Corp.	600	10,836
Guaranty Federal Bancshares, Inc.	900	12,690
Gulf West Banks, Inc.	661	9,452
Hancock Holding Co.	2,850	135,204
Harbor Florida Bancshares, Inc.	500	11,255
Harleysville National Corp.	325	8,340
Heritage Commerce Corp. (a)	600	5,220
Heritage Financial Corp., Washington	1,300	21,086
Hibernia Corp. Class A	16,700	349,364
Home City Financial Corp.	800	8,840
Hudson City Bancorp, Inc.	15,000	277,800
Hudson United Bancorp	6,391	184,572
Huntington Bancshares, Inc.	27,902	563,341
IBERIABANK Corp.	2,000	80,000
Independence Community Bank Corp.	7,900	245,453
IndyMac Bancorp, Inc. (a)	8,600	196,080
Integra Bank Corp.	500	10,490
International Bancshares Corp.	2,616	104,248
Investors Financial Services Corp.	7,400	222,444
Irwin Financial Corp.	5,100	92,820
ITLA Capital Corp. (a)	900	26,613
KeyCorp	42,800	1,148,324
M&T Bank Corp.	9,623	825,653
MAF Bancorp., Inc.	4,100	146,493
Marshall & Ilsley Corp.	22,200	679,320
Medford Bancorp, Inc.	2,000	69,740
Mellon Financial Corp.	43,900	1,213,835
Mercantile Bankshares Corp.	8,900	361,963
Mid-State Bancshares	400	6,776
Mississippi Valley Bancshares, Inc.	2,000	104,020
Mystic Financial, Inc.	600	10,680
Nara Bancorp, Inc.	400	7,856
National City Corp.	59,720	1,861,472
National Commerce Financial Corp.	22,220	615,050
National Penn Bancshares, Inc.	540	14,807
NBT Bancorp, Inc.	400	6,920
NetBank, Inc. (a)	10,555	118,533
New York Community Bancorp, Inc.	11,961	372,705
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
North Fork Bancorp, Inc.	13,578	$ 569,869
Northern Trust Corp.	22,000	940,280
Northway Financial, Inc.	400	11,720
Northwest Bancorp, Inc.	1,200	15,000
Old National Bancorp	4,068	105,361
Omega Financial Corp.	100	3,358
Oregon Trail Financial Corp.	800	17,270
Pacific Capital Bancorp	5,733	153,243
Pacific Northwest Bancorp	3,600	108,216
Pacific Premier Bancorp, Inc. (a)	40	240
Park National Corp.	900	87,300
People's Bank, Connecticut	10,600	258,852
PFF Bancorp, Inc.	200	6,450
PFS Bancorp, Inc.	100	1,556
PNC Financial Services Group, Inc.	27,800	1,281,302
Popular, Inc.	15,400	536,074
Provident Bankshares Corp.	914	21,013
Provident Financial Group, Inc.	7,500	217,200
Provident Financial Holdings, Inc.	900	20,925
R&G Financial Corp. Class B	2,900	68,382
Regions Financial Corp.	23,766	848,922
Republic Bancorp, Inc.	8,929	120,988
Riggs National Corp.	7,400	107,596
Roslyn Bancorp, Inc.	13,440	299,309
S&T Bancorp, Inc.	1,100	27,170
Sandy Spring Bancorp, Inc.	300	9,855
Santander Bancorp	2,200	36,630
Seacoast Financial Services Corp.	1,938	42,733
Silicon Valley Bancshares (a)	5,900	133,694
Sky Financial Group, Inc.	12,440	254,522
South Financial Group, Inc.	1,900	39,805
SouthTrust Corp.	35,400	928,896
Southwest Bancorp of Texas, Inc. (a)	5,000	189,900
Sovereign Bancorp, Inc.	29,994	459,508
Staten Island Bancorp, Inc.	3,400	68,204
Sterling Bancshares, Inc.	1,600	22,400
Sterling Financial Corp.	133	2,407
Sun Bancorp, Inc., New Jersey	4,403	57,459
SunTrust Banks, Inc.	28,028	1,892,170
Susquehanna Bancshares, Inc.	6,800	158,712
SVB Financial Services, Inc.	330	4,356
Synovus Financial Corp.	31,634	764,594
TCF Financial Corp.	5,800	281,880
Texas Regional Bancshares, Inc. Class A	4,260	146,970
TIB Financial Corp.	900	12,150
Trust Co. of New Jersey	500	12,080
Trustco Bank Corp.	3,749	44,988
Trustmark Corp.	4,100	101,803
U.S. Bancorp, Delaware	182,168	3,914,790
UAB Financial Corp.	1,680	67,200
UCBH Holdings, Inc.	5,000	192,200

	Shares	Value (Note 1)
Union Community Bancorp	658	$ 9,791
Union Planters Corp.	21,730	674,934
UnionBanCal Corp.	16,500	742,500
United Bankshares, Inc.	6,300	191,596
United Community Financial Corp.	7,100	60,350
United National Bancorp, New Jersey	4,800	101,760
USABancShares.com, Inc. (a)	3,800	1,824
Valley National Bancorp	6,887	196,211
W Holding Co., Inc.	2,100	40,278
Wachovia Corp.	130,536	4,810,252
Washington Federal, Inc.	11,103	284,681
Washington Mutual, Inc.	89,974	3,401,917
Washington Trust Bancorp, Inc.	589	11,544
Waypoint Financial Corp.	8,400	146,580
Webster Financial Corp. Waterbury Connecticut	7,968	303,900
Wells Fargo & Co.	162,110	8,460,521
WesBanco, Inc.	700	15,498
West Coast Bancorp, Oregon	242	3,780
Westamerica Bancorp.	4,900	204,428
Westcorp	700	14,189
Whitney Holding Corp.	3,600	119,268
Wilmington Trust Corp.	8,800	274,208
Wintrust Financial Corp.	4,350	139,200
WSFS Financial Corp.	3,200	98,880
Zions Bancorp	10,168	555,376
		84,198,271
Diversified Financials - 6.6%
A.G. Edwards, Inc.	6,200	233,368
Aames Financial Corp. (a)	700	280
Actrade Financial Technologies Ltd. (a)	2,900	7,308
Advanta Corp. Class A	2,600	21,710
Affiliated Managers Group, Inc. (a)	1,700	89,080
Affinity Technology Group, Inc. (a)	10,600	795
Alliance Capital Management Holding LP	8,400	260,904
Allied Capital Corp.	10,800	258,660
American Capital Strategies Ltd.	5,800	126,498
American Express Co.	123,600	4,457,016
American Home Mortgage Holdings, Inc.	4,500	53,685
American National Financial, Inc.	3,625	53,614
AmeriCredit Corp. (a)	7,800	112,008
Ameritrade Holding Corp. Class A (a)	11,000	39,930
Bear Stearns Companies, Inc.	8,714	557,086
BlackRock, Inc. Class A (a)	1,500	66,375
Capital One Financial Corp.	19,700	702,699
Cash America International, Inc.	800	6,248
Charles Schwab Corp.	125,702	1,153,944
Charter Municipal Mortgage Acceptance Co.	2,800	48,860
CIT Group, Inc.	18,300	398,025
Citigroup, Inc.	481,920	15,782,880
CompuCredit Corp. (a)	4,700	28,435
Consumer Portfolio Services, Inc. (a)	2,400	4,440
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Countrywide Credit Industries, Inc.	10,700	$ 561,643
Credit Acceptance Corp. (a)	2,800	22,736
Doral Financial Corp.	5,600	237,384
DVI, Inc. (a)	800	11,952
E*TRADE Group, Inc. (a)	29,315	127,227
E-Loan, Inc. (a)	3,900	5,187
Eaton Vance Corp. (non-vtg.)	6,100	175,741
Equitex, Inc.	3,100	1,426
Euronet Worldwide, Inc. (a)	4,100	37,802
Fannie Mae	94,500	7,161,210
Farmer Mac Class A (multi-vtg.) (a)	700	14,700
Federated Investors, Inc. Class B (non-vtg.)	12,149	354,751
Financial Federal Corp. (a)	2,700	82,620
Finova Group, Inc. (a)	3,400	459
First Albany Companies, Inc.	1,458	8,825
Franklin Resources, Inc.	25,800	903,000
Freddie Mac	66,100	4,237,010
Friedman, Billings, Ramsey Group, Inc. Class A (a)	2,500	27,200
Gabelli Asset Management, Inc. Class A (a)	600	18,450
Goldman Sachs Group, Inc.	43,900	3,393,470
Hamilton Bancorp, Inc. (a)	3,000	6
Harbourton Financial Corp. (a)	700	490
Harris & Harris Group, Inc. (a)	6,500	14,105
Hoenig Group, Inc. (a)	1,200	13,704
Household International, Inc.	41,619	1,502,862
Imperial Credit Industries, Inc. (a)	1,200	17
Imperial Credit Industries, Inc. warrants 1/31/08 (a)	89	0
Instinet Group, Inc. (a)	5,100	27,999
Investment Technology Group, Inc. (a)	3,714	125,905
J.P. Morgan Chase & Co.	185,300	4,891,920
JB Oxford Holdings, Inc. (a)	13,100	5,240
Jefferies Group, Inc.	1,900	83,429
John Nuveen Co. Class A	10,700	240,750
Knight Trading Group, Inc. (a)	8,800	37,224
LaBranche & Co., Inc. (a)	3,600	80,028
Legg Mason, Inc.	6,200	299,274
Lehman Brothers Holdings, Inc.	22,200	1,265,622
Leucadia National Corp.	6,500	225,485
MBNA Corp.	118,000	2,383,600
MCG Capital Corp.	4,900	80,605
Medallion Financial Corp.	100	484
Merrill Lynch & Co., Inc.	79,800	2,890,356
Metris Companies, Inc.	5,035	20,140
Meyerson & Co., Inc. (a)	1,900	418
MFN Financial Corp.:
warrants 3/23/03 (a)	10	0
warrants 3/23/04 (a)	10	0
MicroFinancial, Inc.	100	499

	Shares	Value (Note 1)
Moody's Corp.	15,100	$ 729,632
Morgan Stanley	104,600	4,468,512
NCO Portfolio Management, Inc. (a)	930	5,534
Neuberger Berman, Inc.	5,250	165,953
New Century Financial Corp.	5,900	181,366
Ocwen Financial Corp. (a)	5,397	18,620
Olympic Cascade Financial Corp. (a)	1,200	720
Paulson Capital Corp. (a)	1,300	6,487
Point West Capital Corp. (a)	2,800	14
Providian Financial Corp.	34,400	195,392
Raymond James Financial, Inc.	6,250	176,250
Saxon Capital, Inc. (a)	3,900	54,990
SEI Investments Co.	11,700	339,300
Siebert Financial Corp. (a)	2,700	8,829
SLM Corp.	15,050	1,379,333
Soundview Technology Group, Inc. (a)	21,300	28,521
State Street Corp.	29,100	1,260,612
Stifel Financial Corp.	1,000	13,000
Stilwell Financial, Inc.	18,500	257,890
Student Loan Corp.	2,800	261,576
SWS Group, Inc.	2,406	33,010
T. Rowe Price Group, Inc.	13,100	370,599
THCG, Inc. (a)	1,400	24
Waddell & Reed Financial, Inc. Class A	8,068	154,179
Walter Industries, Inc.	6,100	78,690
Waterside Capital Corp. (a)	1,100	2,310
Westwood Holdings Group, Inc. (a)	601	8,715
WFS Financial, Inc. (a)	3,400	65,280
Winfield Capital Corp.	1,500	750
World Acceptance Corp. (a)	300	2,325
Ziegler Companies, Inc.	500	7,400
		66,312,616
Insurance - 5.8%
21st Century Holding Co.	1,300	8,449
21st Century Insurance Group	9,800	126,910
Acceptance Insurance Companies, Inc. (a)	13,100	26,200
AFLAC, Inc.	49,400	1,512,134
Alfa Corp.	13,600	166,872
Allcity Insurance Co.	9,500	1,425
Alleghany Corp.	724	132,311
Allmerica Financial Corp.	4,700	104,575
Allstate Corp.	64,749	2,409,958
AMBAC Financial Group, Inc.	9,300	534,843
American Financial Group, Inc., Ohio	6,000	150,120
American International Group, Inc.	246,395	15,473,606
American Medical Securities Group, Inc. (a)	2,500	37,250
American National Insurance Co.	2,500	190,625
American Physicians Capital, Inc. (a)	4,400	80,344
AmerUs Group Co.	3,467	110,909
Aon Corp.	23,350	461,396
Arch Capital Group Ltd. (a)	5,100	142,851
Argonaut Group, Inc.	3,000	55,770
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Arthur J. Gallagher & Co.	6,700	$ 194,032
Atlantic American Corp. (a)	100	180
Baldwin & Lyons, Inc. Class B	3,500	72,240
Berkshire Hathaway, Inc. Class A (a)	142	10,366,000
Brown & Brown, Inc.	5,100	149,175
Ceres Group, Inc. (a)	12,800	29,440
Cincinnati Financial Corp.	14,300	568,139
Citizens Financial Corp., Kentucky (a)	200	1,080
Citizens, Inc. Class A (a)	2,215	22,992
Clark/Bardes, Inc. (a)	1,100	18,700
CNA Financial Corp. (a)	19,200	526,272
CNA Surety Corp.	9,500	125,590
Commerce Group, Inc.	3,500	135,450
Cotton States Life Insurance Co.	500	4,600
Crawford & Co. Class B	4,000	26,920
Danielson Holding Corp. (a)	1,300	5,382
Delphi Financial Group, Inc. Class A	1,460	58,254
Donegal Group, Inc. Class B	5,866	58,660
EMC Insurance Group	3,600	56,232
Erie Indemnity Co. Class A	5,300	231,610
FBL Financial Group, Inc. Class A	1,870	36,091
Fidelity National Financial, Inc.	8,366	250,562
Financial Industries Corp.	1,270	19,317
First American Corp., California	6,100	130,967
FPIC Insurance Group, Inc. (a)	2,900	26,361
Fremont General Corp.	11,400	59,850
Gainsco, Inc. (a)	1,500	38
Great American Financial Resources, Inc.	3,000	48,000
Harleysville Group, Inc.	3,500	82,040
Hartford Financial Services Group, Inc.	22,200	1,110,444
HCC Insurance Holdings, Inc.	5,400	130,950
HealthExtras, Inc. (a)	1,400	5,054
Highlands Insurance Group, Inc. (a)	11,800	35
Hilb, Rogal & Hamilton Co.	2,600	114,270
Horace Mann Educators Corp.	4,500	72,135
Independence Holding Co.	1,360	27,484
Investors Title Co.	3,900	71,175
Jefferson-Pilot Corp.	12,650	532,818
John Hancock Financial Services, Inc.	27,200	825,520
Kansas City Life Insurance Co.	900	32,400
LandAmerica Financial Group, Inc.	1,400	50,680
Lincoln National Corp.	19,100	707,655
Loews Corp.	19,000	997,690
Markel Corp. (a)	900	187,785
Marsh & McLennan Companies, Inc.	51,700	2,515,205
MBIA, Inc.	13,139	603,868
Meadowbrook Insurance Group, Inc.	600	1,548
MEEMIC Holdings, Inc. (a)	3,500	100,839
Mercury General Corp.	4,800	216,000

	Shares	Value (Note 1)
MetLife, Inc.	67,600	$ 1,819,792
MGIC Investment Corp.	9,500	571,995
MIIX Group, Inc.	1,100	1,826
National Security Group, Inc.	5,060	72,611
National Western Life Insurance Co. Class A (a)	200	21,020
Nationwide Financial Services, Inc. Class A	1,700	51,850
Navigators Group, Inc. (a)	3,700	82,621
Nymagic, Inc.	3,800	55,480
Odyssey Re Holdings Corp.	9,200	158,792
Ohio Casualty Corp. (a)	5,300	88,934
Old Republic International Corp.	10,550	338,655
Penn Treaty American Corp. (a)	600	2,244
Penn-America Group, Inc.	9,000	82,800
Philadelphia Consolidated Holding Corp. (a)	2,000	72,440
Phoenix Companies, Inc.	8,400	133,560
PICO Holdings, Inc. (a)	6,200	81,964
PMA Capital Corp. Class A	5,400	101,142
Presidential Life Corp.	2,200	35,200
Principal Financial Group, Inc.	35,700	1,047,081
ProAssurance Corp. (a)	5,915	95,527
Progressive Corp.	19,800	1,064,250
Protective Life Corp.	4,986	163,790
Prudential Financial, Inc.	53,200	1,606,640
Radian Group, Inc.	8,320	361,587
Reinsurance Group of America, Inc.	3,600	102,780
RLI Corp.	2,000	112,300
RTW, Inc. (a)	2,900	2,639
SAFECO Corp.	11,300	374,143
SCPIE Holding, Inc.	3,800	14,516
Selective Insurance Group, Inc.	2,900	68,440
St. Paul Companies, Inc.	19,606	596,415
StanCorp Financial Group, Inc.	4,000	218,800
State Auto Financial Corp.	7,600	115,520
Stewart Information Services Corp. (a)	1,400	25,060
The Chubb Corp.	15,064	932,311
The Midland Co.	5,200	109,200
The MONY Group, Inc.	6,782	184,131
The PMI Group, Inc.	7,900	267,810
Torchmark Corp.	12,500	466,875
Transatlantic Holdings, Inc.	4,950	358,727
Travelers Property Casualty Corp.:
Class A	37,819	594,515
Class B (a)	42,775	696,805
Triad Guaranty, Inc. (a)	3,100	135,315
UICI (a)	4,400	77,880
Unico American Corp.	9,300	39,060
United Fire & Casualty Co.	3,500	119,875
United Trust Group, Inc. (a)	300	2,040
Unitrin, Inc.	7,300	231,410
Universal American Financial Corp. (a)	1,500	9,225
UnumProvident Corp.	22,293	516,306
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Vesta Insurance Group Corp.	2,600	$ 7,358
W.R. Berkley Corp.	4,350	146,421
Wesco Financial Corp.	900	272,700
White Mountains Insurance Group Ltd.	900	279,900
Zenith National Insurance Corp.	4,200	109,200
		58,633,755
Real Estate - 1.7%
Alexander's, Inc. (a)	100	6,550
Alexandria Real Estate Equities, Inc.	2,800	123,004
AMB Property Corp. (SBI)	11,900	354,025
American Real Estate Partners LP (a)	2,600	23,400
AMLI Residential Properties Trust (SBI)	700	16,345
Annaly Mortgage Management, Inc.	8,200	166,706
Anthracite Capital, Inc.	3,200	39,520
Anworth Mortgage Asset Corp.	5,300	73,140
Apartment Investment & Management Co. Class A	8,931	389,838
Archstone-Smith Trust	20,757	546,947
Arden Realty, Inc.	4,700	117,782
AvalonBay Communities, Inc.	5,900	266,975
Avatar Holdings, Inc. (a)	300	8,025
Bedford Property Investors, Inc.	500	12,615
Bluegreen Corp. (a)	900	3,114
Boston Properties, Inc.	10,400	393,952
Boykin Lodging Co.	500	4,600
Brandywine Realty Trust (SBI)	2,100	47,544
BRE Properties, Inc. Class A	3,400	112,030
California Coastal Communities, Inc. (a)	6,300	25,200
Camden Property Trust (SBI)	3,275	117,409
Capital Automotive (SBI)	6,700	166,562
Capstead Mortgage Corp.	3,600	76,320
CarrAmerica Realty Corp.	9,400	256,620
Catellus Development Corp. (a)	6,800	133,960
CBL & Associates Properties, Inc.	1,500	58,500
CenterPoint Properties Trust (SBI)	3,200	181,120
Chateau Communities, Inc.	1,700	47,923
Chelsea Property Group, Inc.	2,400	81,360
Colonial Properties Trust (SBI)	1,100	39,171
Commercial Net Lease Realty, Inc.	1,300	20,423
Consolidated-Tomoka Land Co.	3,800	68,856
Cornerstone Realty Income Trust, Inc.	2,700	24,840
Corporate Office Properties Trust	100	1,410
Corrections Corp. of America (a)	4,516	66,611
Cousins Properties, Inc.	3,350	80,065
Crescent Real Estate Equities Co.	10,300	173,040
Developers Diversified Realty Corp.	3,500	80,850
Duke Realty Corp.	16,700	438,041
Eastgroup Properties, Inc.	500	12,815
Entertainment Properties Trust (SBI)	200	4,550
Equity Inns, Inc.	1,400	9,254

	Shares	Value (Note 1)
Equity Office Properties Trust	41,616	$ 1,160,254
Equity Residential Properties Trust (SBI)	29,260	816,939
Essex Property Trust, Inc.	4,200	221,760
Federal Realty Investment Trust (SBI)	2,500	67,500
FelCor Lodging Trust, Inc.	7,268	107,566
First Industrial Realty Trust, Inc.	7,500	248,250
First Union Real Estate Equity & Mortgage Investments (SBI)	1,440	3,226
Forest City Enterprises, Inc. Class A	3,250	111,963
Gables Residential Trust (SBI)	1,400	40,880
General Growth Properties, Inc.	6,400	322,496
Getty Realty Corp.	100	1,863
Glenborough Realty Trust, Inc.	8,600	181,030
Glimcher Realty Trust (SBI)	1,500	27,105
Great Lakes REIT, Inc. (SBI)	300	5,274
Health Care Property Investors, Inc.	4,646	199,778
Health Care REIT, Inc.	2,900	82,360
Healthcare Realty Trust, Inc.	7,700	247,478
Highwoods Properties, Inc. (SBI)	3,700	88,430
Home Properties of New York, Inc.	1,200	41,304
Hospitality Properties Trust (SBI)	5,900	204,612
Host Marriott Corp.	30,300	307,242
HRPT Properties Trust (SBI)	21,300	179,346
Impac Mortgage Holdings, Inc.	7,200	84,528
Innkeepers USA Trust (SBI)	900	7,974
Insignia Financial Group, Inc. (a)	833	6,747
Investors Real Estate Trust	100	965
IRT Property Co.	900	10,665
iStar Financial, Inc.	7,632	222,854
JDN Realty Corp.	1,117	14,074
Jones Lang LaSalle, Inc. (a)	2,700	56,889
Kilroy Realty Corp.	1,500	36,435
Kimco Realty Corp.	7,833	248,698
Koger Equity, Inc.	1,200	20,580
Kramont Realty Trust	100	1,500
La Quinta Corp. unit (a)	17,796	92,183
LaSalle Hotel Properties (SBI)	100	1,250
Lexington Corporate Properties Trust	600	9,948
Liberty Property Trust (SBI)	5,300	172,939
LNR Property Corp.	4,100	142,475
Mack-Cali Realty Corp.	4,000	134,200
Manufactured Home Communities, Inc.	1,200	39,960
MeriStar Hospitality Corp.	6,800	76,500
Merry Land Properties, Inc. (a)	50	500
MFA Mortgage Investments, Inc.	5,700	52,554
Mid-America Apartment Communities, Inc.	700	17,640
Mills Corp.	3,600	103,500
National Golf Properties, Inc.	6,400	64,000
National Health Investors, Inc.	700	10,234
Nationwide Health Properties, Inc.	3,100	53,444
New Plan Excel Realty Trust	14,500	283,910
Newhall Land & Farming Co.	1,600	44,720
Novastar Financial, Inc.	400	11,504
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Pacific Gulf Properties, Inc. (a)	800	$ 620
Pan Pacific Retail Properties, Inc.	2,700	90,450
Parkway Properties, Inc.	200	7,382
Pennsylvania Real Estate Investment Trust (SBI)	500	13,125
Plum Creek Timber Co., Inc.	16,224	417,606
Post Properties, Inc.	3,700	104,118
Prentiss Properties Trust (SBI)	2,400	70,200
Prime Group Realty Trust (SBI)	4,300	22,704
ProLogis Trust	21,046	524,887
PS Business Parks, Inc.	1,200	42,000
Public Storage, Inc.	12,600	401,940
RAIT Investment Trust (SBI)	3,700	85,137
Realty Income Corp.	2,100	70,980
Reckson Associates Realty Corp.	3,400	79,220
Redwood Trust, Inc.	3,700	110,408
Regency Centers Corp.	9,300	295,275
RFS Hotel Investors, Inc.	500	6,375
Saul Centers, Inc.	300	6,930
Senior Housing Properties Trust (SBI)	10,720	131,749
Shurgard Storage Centers, Inc. Class A	1,900	61,940
Simon Property Group, Inc.	19,100	679,769
SL Green Realty Corp.	2,300	76,061
Sovran Self Storage, Inc.	3,400	103,870
Summit Properties, Inc.	1,500	30,900
Sun Communities, Inc.	900	35,109
Taubman Centers, Inc.	2,700	40,905
The Macerich Co.	2,700	82,296
The Rouse Co.	10,700	346,145
The St. Joe Co.	9,200	265,880
Thornburg Mortgage, Inc. (SBI)	7,300	144,175
Town & Country Trust	400	8,500
Trammell Crow Co. (a)	2,900	29,000
Trizec Properties, Inc.	18,200	218,036
United Dominion Realty Trust, Inc. (SBI)	7,300	121,253
Universal Health Realty Income Trust (SBI)	200	5,360
Ventas, Inc.	5,500	71,500
Vornado Operating Co. (a)	60	36
Vornado Realty Trust	11,300	466,916
W.P. Carey & Co. LLC	1,500	36,075
Washington Real Estate Investment Trust (SBI)	2,700	71,010
Weingarten Realty Investors (SBI)	4,050	155,115
		17,091,995
TOTAL FINANCIALS		226,236,637
HEALTH CARE - 13.8%
Biotechnology - 1.4%
Aastrom Biosciences, Inc. (a)	1,900	741
Abgenix, Inc. (a)	6,200	47,988

	Shares	Value (Note 1)
Acacia Research Corp. (a)	1,540	$ 6,252
Aclara BioSciences, Inc. (a)	13,400	24,924
Advanced Tissue Sciences, Inc. (a)	1,500	1,620
Affymetrix, Inc. (a)	4,600	82,846
Albany Molecular Research, Inc. (a)	4,800	94,128
Alexion Pharmaceuticals, Inc. (a)	2,900	34,423
Alkermes, Inc. (a)	8,800	72,248
Alliance Pharmaceutical Corp. (a)	300	114
Amgen, Inc. (a)	119,768	5,393,153
Amylin Pharmaceuticals, Inc. (a)	9,100	109,782
Aphton Corp. (a)	3,000	13,170
Applera Corp. - Celera Genomics Group (a)	5,000	47,250
Applied Molecular Evolution, Inc. (a)	4,100	18,901
Arena Pharmaceuticals, Inc. (a)	5,200	33,800
ArQule, Inc. (a)	3,400	21,590
AutoImmune, Inc. (a)	11,500	11,500
Avant Immunotherapeutics, Inc. (a)	1,400	1,568
AVI BioPharma, Inc. (a)	2,700	10,719
Avigen, Inc. (a)	1,600	13,120
Bio-Technology General Corp. (a)	6,200	22,940
BioCryst Pharmaceuticals, Inc. (a)	1,700	2,295
Biogen, Inc. (a)	13,000	435,500
BioMarin Pharmaceutical, Inc. (a)	7,200	29,808
Biopure Corp. Class A (a)	1,100	3,959
BioReliance Corp. (a)	1,800	41,544
BioShield Technologies, Inc.	4,100	295
BioSource International, Inc. (a)	3,600	20,876
BioSphere Medical, Inc. (a)	800	2,776
BioTime, Inc. (a)	400	580
Caliper Technologies Corp. (a)	4,900	21,315
Celgene Corp. (a)	5,500	95,590
Cell Genesys, Inc. (a)	5,600	64,792
Cell Therapeutics, Inc. (a)	6,800	35,700
Cephalon, Inc. (a)	4,606	200,361
Cepheid, Inc. (a)	7,800	28,782
Charles River Labs International, Inc. (a)	3,300	130,515
Chiron Corp. (a)	17,000	644,130
Ciphergen Biosystems, Inc. (a)	1,800	5,310
Corixa Corp. (a)	6,501	39,981
Corvas International, Inc. (a)	6,300	8,751
Cryo-Cell International, Inc. (a)	10,200	32,436
Cubist Pharmaceuticals, Inc. (a)	3,500	25,550
CuraGen Corp. (a)	3,000	17,430
CV Therapeutics, Inc. (a)	2,400	52,157
CYTOGEN Corp. (a)	3,700	3,071
Dendreon Corp. (a)	200	690
Digene Corp. (a)	2,500	20,050
Diversa Corp. (a)	6,100	54,900
Embrex, Inc. (a)	2,200	26,400
Enchira Biotechnology Corp. (a)	1,700	221
EntreMed, Inc. (a)	3,700	10,175
Enzo Biochem, Inc.	1,438	18,320
Enzon, Inc. (a)	3,300	72,600
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Epimmune, Inc. (a)	3,100	$ 4,495
Exelixis, Inc. (a)	2,600	12,844
Gene Logic, Inc. (a)	4,200	33,642
Genelabs Technologies, Inc. (a)	9,800	27,636
Genencor International, Inc. (a)	4,000	37,520
Genentech, Inc. (a)	19,600	642,684
Genome Therapeutics Corp. (a)	5,700	10,830
Genta, Inc. (a)	8,800	68,288
Genzyme Corp. - General Division (a)	18,700	386,716
Geron Corp. (a)	6,300	26,460
Gilead Sciences, Inc. (a)	17,600	564,608
GTC Biotherapeutics, Inc. (a)	4,100	5,084
Hemispherx Biopharma, Inc. (a)	800	1,424
Human Genome Sciences, Inc. (a)	10,800	162,648
Hyseq, Inc. (a)	800	1,592
ICOS Corp. (a)	4,900	118,972
IDEC Pharmaceuticals Corp. (a)	13,800	554,484
IDEXX Laboratories, Inc. (a)	5,000	145,450
Ilex Oncology, Inc. (a)	2,500	14,850
ImClone Systems, Inc. (a)	8,957	74,343
Immtech International, Inc. (a)	1,200	5,160
Immune Response Corp. (a)	6,100	3,353
ImmunoGen, Inc. (a)	1,700	5,474
Immunomedics, Inc.	4,800	27,600
Incyte Genomics, Inc. (a)	7,200	44,064
Indevus Pharmaceuticals, Inc. (a)	8,500	13,515
Invitrogen Corp. (a)	4,166	148,310
Isis Pharmaceuticals (a)	7,200	72,864
Kendle International, Inc. (a)	2,900	23,780
Kos Pharmaceuticals, Inc. (a)	3,300	44,517
Kosan Biosciences, Inc. (a)	100	593
Large Scale Biology Corp. (a)	500	675
Lexicon Genetics, Inc. (a)	2,800	14,616
LifeCell Corp. (a)	5,000	10,499
Luminex Corp. (a)	1,600	12,800
Lynx Therapeutics, Inc. (a)	700	322
Martek Biosciences (a)	3,300	59,400
Maxim Pharmaceuticals, Inc. (a)	1,500	4,185
Maxygen, Inc. (a)	5,600	45,696
Medarex, Inc. (a)	4,800	29,280
MedImmune, Inc. (a)	22,567	579,069
Millennium Pharmaceuticals, Inc. (a)	25,053	307,150
Myriad Genetics, Inc. (a)	2,400	41,208
Nabi Biopharmaceuticals (a)	300	1,575
Nanogen, Inc. (a)	1,100	2,376
Neogen Corp. (a)	1,300	16,913
Neopharm, Inc.	3,120	30,826
NeoRX Corp. (a)	5,400	3,078
Neose Technologies, Inc. (a)	700	4,809
Neurocrine Biosciences, Inc. (a)	2,500	89,225
Neurogen Corp. (a)	500	4,615

	Shares	Value (Note 1)
Nexell Therapeutics, Inc. (a)	4,700	$ 424
Novavax, Inc. (a)	6,100	20,801
ONYX Pharmaceuticals, Inc. (a)	3,800	15,580
OraSure Technologies, Inc. (a)	1,400	5,236
Orchid BioSciences, Inc. (a)	2,300	2,254
Organogenesis, Inc. (a)	950	86
OSI Pharmaceuticals, Inc. (a)	3,100	48,608
Paradigm Genetics, Inc. (a)	4,800	2,688
Peregrine Pharmaceuticals, Inc. (a)	5,400	3,186
Pharmacopeia, Inc. (a)	4,900	39,347
Pharmacyclics, Inc. (a)	4,700	14,617
PRAECIS Pharmaceuticals, Inc. (a)	10,100	38,481
Progenics Pharmaceuticals, Inc. (a)	3,300	26,400
Protein Design Labs, Inc. (a)	7,000	72,527
Regeneron Pharmaceuticals, Inc. (a)	5,200	80,340
Repligen Corp. (a)	8,000	21,040
Ribapharm, Inc.	13,800	77,142
Ribozyme Pharmaceuticals, Inc. (a)	3,500	2,485
Sangamo Biosciences, Inc. (a)	1,000	3,000
Sangstat Medical Corp. (a)	3,400	61,914
SciClone Pharmaceuticals, Inc. (a)	7,300	17,885
Sequenom, Inc. (a)	7,440	18,079
Serologicals Corp. (a)	5,350	64,040
Sonus Pharmaceuticals, Inc. (a)	200	436
StemCells, Inc. (a)	12,100	14,399
Strategic Diagnostics, Inc. (a)	3,100	10,075
Tanox, Inc. (a)	2,500	28,825
Targeted Genetics Corp. (a)	2,100	1,428
Techne Corp. (a)	5,000	141,960
Telik, Inc. (a)	3,800	53,314
Texas Biotechnology Corp. (a)	1,300	3,315
Third Wave Technologies, Inc. (a)	9,500	19,285
Titan Pharmaceuticals, Inc. (a)	1,300	2,288
Transgenomic, Inc. (a)	1,800	7,164
Transkaryotic Therapies, Inc. (a)	4,300	148,952
Trimeris, Inc. (a)	2,400	109,200
Tularik, Inc. (a)	3,100	21,700
United Therapeutics Corp. (a)	4,400	64,680
VaxGen, Inc. (a)	2,900	29,464
Vertex Pharmaceuticals, Inc. (a)	6,618	131,698
Vical, Inc. (a)	1,900	10,412
Vion Pharmaceuticals, Inc. (a)	4,500	2,160
Viragen, Inc. (a)	14,100	5,640
ViroLogic, Inc. (a)	1,600	1,744
ViroPharma, Inc. (a)	8,100	10,125
XOMA Ltd. (a)	11,000	59,565
		14,265,743
Health Care Equipment & Supplies - 1.8%
1-800 CONTACTS, Inc. (a)	2,600	26,650
Abiomed, Inc. (a)	5,900	31,152
Advanced Medical Optics, Inc. (a)	5,533	49,022
Advanced Neuromodulation Systems, Inc. (a)	2,500	84,600
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
AeroGen, Inc. (a)	9,600	$ 8,160
Aksys Ltd. (a)	2,300	14,329
ALARIS Medical, Inc. (a)	2,200	14,256
Align Technology, Inc. (a)	4,800	14,400
American Medical Systems Holdings, Inc. (a)	4,600	102,764
Apogent Technologies, Inc. (a)	7,900	160,133
Applera Corp. - Applied Biosystems Group	18,176	360,067
Arrow International, Inc.	600	21,000
Arthrocare Corp. (a)	4,300	58,265
Atrion Corp. (a)	300	6,081
Bausch & Lomb, Inc.	3,900	122,811
Baxter International, Inc.	55,293	2,006,583
Beckman Coulter, Inc.	6,600	263,934
Becton, Dickinson & Co.	25,000	763,250
Bio-Rad Laboratories, Inc. Class A (a)	200	8,390
Biomet, Inc.	23,875	641,283
Biosite, Inc. (a)	2,300	45,908
Boston Biomedica, Inc. (a)	3,700	10,915
Boston Scientific Corp. (a)	36,900	1,075,635
Bruker Daltonics, Inc. (a)	3,400	15,742
C.R. Bard, Inc.	4,100	224,434
Candela Corp. (a)	3,650	20,444
Cardiogenesis Corp. (a)	300	234
Cerus Corp. (a)	2,200	38,170
Cholestech Corp. (a)	3,000	41,880
Chromavision Medical Systems, Inc. (a)	3,500	4,725
Closure Medical Corp. (a)	1,400	20,440
Colorado Medtech, Inc. (a)	3,200	5,440
Conceptus, Inc. (a)	3,600	53,928
CONMED Corp. (a)	4,900	93,198
Cooper Companies, Inc.	2,300	104,397
Curon Medical, Inc. (a)	12,600	9,576
Cyberonics, Inc. (a)	4,000	74,000
Cygnus, Inc. (a)	12,300	18,081
Cytyc Corp. (a)	9,200	90,528
Datascope Corp.	2,900	85,115
Del Global Technologies Corp. (a)	1,549	5,468
Delaware Global Technologies Corp. warrants 3/28/08 (a)	620	620
DENTSPLY International, Inc.	8,300	329,261
Diagnostic Products Corp.	1,900	76,190
DiaSys Corp. (a)	2,600	1,872
DJ Orthopedics, Inc.	22,400	99,680
Edwards Lifesciences Corp. (a)	4,060	99,957
Endocare, Inc. (a)	3,500	38,710
Epix Medical, Inc. (a)	3,600	20,268
Fischer Imaging Corp. (a)	3,400	12,002
Genomic Solutions, Inc. (a)	4,500	3,150
Guidant Corp. (a)	27,800	1,023,040

	Shares	Value (Note 1)
Haemonetics Corp. (a)	800	$ 21,968
HealthTronics Surgical Services, Inc. (a)	2,800	36,820
Hillenbrand Industries, Inc.	6,900	407,238
Hologic, Inc. (a)	4,400	47,300
I-Stat Corp. (a)	100	240
ICU Medical, Inc. (a)	2,550	92,336
IGEN International, Inc. (a)	2,800	90,020
Illumina, Inc. (a)	2,200	8,646
Immucor, Inc. (a)	2,100	56,259
Implant Sciences Corp. (a)	200	1,760
INAMED Corp. (a)	3,200	75,040
Inhale Therapeutic Systems, Inc. (a)	7,300	47,815
Integra Lifesciences Holdings Corp. (a)	4,000	61,840
Interpore International, Inc. (a)	5,600	40,942
Invacare Corp.	2,800	98,000
Inverness Medical Innovations, Inc. (a)	860	13,760
IVAX Diagnostics, Inc. (a)	3,600	5,256
Kewaunee Scientific Corp.	1,800	16,110
LaserSight, Inc. (a)	1,700	578
Matrixx Initiatives, Inc. (a)	3,500	34,965
Medical Action Industries, Inc. (a)	2,800	35,868
Medical-Design Corp. (a)	2,700	13,581
Medtronic, Inc.	115,226	4,745,007
Mentor Corp.	3,600	119,020
Meridian Medical Technologies, Inc. (a)	2,300	69,598
Merit Medical Systems, Inc. (a)	3,575	61,669
Mesa Laboratories, Inc. (a)	3,600	21,060
Micro Therapeutics, Inc. (a)	5,700	11,565
Molecular Devices Corp. (a)	3,500	43,820
Neoprobe Corp. (a)	100	15
North American Scientific, Inc. (a)	3,400	33,082
Novoste Corp. (a)	4,400	19,316
Ocular Sciences, Inc. (a)	3,800	87,780
Osteotech, Inc. (a)	3,150	29,421
Physiometrix, Inc. (a)	2,800	3,080
PLC Systems, Inc. (a)	400	292
Precision Optics Corp., Inc. (a)	3,900	1,248
Resmed, Inc. (a)	2,200	68,442
Respironics, Inc. (a)	4,200	142,338
Sola International, Inc. (a)	700	6,545
Sonic Innovations, Inc. (a)	3,300	19,041
SonoSight, Inc. (a)	333	3,666
St. Jude Medical, Inc. (a)	15,244	567,229
Steris Corp. (a)	3,200	73,024
Stryker Corp.	19,200	1,082,304
Sunrise Technologies, Inc. (a)	4,300	86
SurModics, Inc. (a)	2,500	66,625
Sybron Dental Specialties, Inc. (a)	2,433	37,176
Synovis Life Technologies, Inc. (a)	1,000	7,400
Theragenics Corp. (a)	1,300	6,175
Therasense, Inc.	5,300	90,630
Thoratec Corp. (a)	7,700	53,438
TriPath Imaging, Inc. (a)	4,200	9,240
Urologix, Inc. (a)	3,800	17,936
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Uromed Corp. (a)	4,820	$ 0
Varian Medical Systems, Inc. (a)	5,200	221,156
Vasomedical, Inc. (a)	14,900	26,373
Ventana Medical Systems, Inc. (a)	700	15,610
Viasys Healthcare, Inc. (a)	4,892	79,495
VISX, Inc. (a)	2,800	27,440
Wilson Greatbatch Technologies, Inc. (a)	1,300	36,140
Zimmer Holdings, Inc. (a)	18,910	697,779
Zoll Medical Corp. (a)	2,100	67,391
		18,375,132
Health Care Providers & Services - 2.5%
Accredo Health, Inc. (a)	2,558	131,046
AdvancePCS Class A (a)	7,500	145,200
Advisory Board Co.	2,000	63,382
Aetna, Inc.	12,700	541,147
Alliance Imaging, Inc. (a)	3,800	46,550
Alterra Healthcare Corp. (a)	500	35
American Healthways, Inc. (a)	2,950	50,357
American HomePatient, Inc. (a)	1,300	455
AMERIGROUP Corp.	3,100	92,969
AmeriPath, Inc. (a)	4,400	72,380
AmerisourceBergen Corp.	9,317	675,576
AMN Healthcare Services, Inc.	3,400	82,620
AmSurg Corp. (a)	3,109	91,218
Andrx Group (a)	5,701	140,416
Anthem, Inc.	12,579	793,861
Apria Healthcare Group, Inc. (a)	4,200	96,936
ARV Assisted Living, Inc. (a)	100	260
Beverly Enterprises, Inc. (a)	8,500	20,910
BriteSmile, Inc. (a)	2,800	3,808
Cardinal Health, Inc.	41,733	2,705,968
Caremark Rx, Inc. (a)	19,800	320,760
Centene Corp.	2,600	69,160
Chronimed, Inc. (a)	4,300	21,586
CIGNA Corp.	12,800	1,089,536
Claimsnet.com, Inc. (a)	3,100	527
Community Health Systems, Inc. (a)	11,600	277,240
Corvel Corp. (a)	650	18,850
Covance, Inc. (a)	3,700	72,224
Coventry Health Care, Inc. (a)	5,000	156,100
Cross Country, Inc.	2,600	37,206
Cryolife, Inc. (a)	3,600	7,920
Curative Health Services, Inc. (a)	2,700	37,368
CyberCare, Inc. (a)	10,100	1,010
D & K Healthcare Resources, Inc.	2,600	62,140
DaVita, Inc. (a)	7,467	165,319
Dianon Systems, Inc. (a)	1,900	76,019
Dynacq International, Inc. (a)	3,100	48,980
eResearchTechnology, Inc. (a)	3,000	49,050
Express Scripts, Inc. (a)	6,700	321,600
First Health Group Corp. (a)	11,900	315,469

	Shares	Value (Note 1)
First Horizon Pharmaceutical Corp. (a)	4,450	$ 25,588
Five Star Quality Care, Inc. (a)	325	601
Fonar Corp. (a)	200	262
Gentiva Health Services, Inc.	7,500	60,750
HCA, Inc.	49,400	2,299,570
Health Management Associates, Inc. Class A (a)	20,650	397,513
Health Net, Inc. (a)	10,000	232,800
HealthSouth Corp. (a)	34,219	184,440
Henry Schein, Inc. (a)	4,700	234,859
Hooper Holmes, Inc.	2,100	12,600
Humana, Inc. (a)	13,100	174,230
IMPATH, Inc. (a)	2,900	35,670
IMS Health, Inc.	25,400	441,960
Informax, Inc. (a)	12,300	7,995
Kindred Healthcare, Inc. (a)	2,520	94,399
LabOne, Inc. (a)	2,500	52,250
Laboratory Corp. of America Holdings (a)	12,400	389,980
LCA-Vision, Inc. (a)	6,400	4,672
Lifeline Systems, Inc. (a)	1,700	39,100
LifePoint Hospitals, Inc. (a)	4,463	134,961
Lincare Holdings, Inc. (a)	11,900	381,395
Manor Care, Inc. (a)	9,100	213,304
Matria Healthcare, Inc. (a)	2,400	19,320
Maximus, Inc. (a)	800	17,248
McKesson Corp.	25,957	870,598
Medcath Corp. (a)	3,100	51,429
Medical Staffing Network Holdings, Inc.	4,000	71,640
Mid Atlantic Medical Services, Inc. (a)	6,400	231,104
MIM Corp. (a)	4,300	46,397
NCS HealthCare, Inc. Class A (a)	1,000	2,200
Odyssey Healthcare, Inc.	2,400	72,000
Omnicare, Inc.	7,100	158,117
Omnicell, Inc.	1,700	10,540
Option Care, Inc. (a)	6,625	74,399
Orthodontic Centers of America, Inc. (a)	4,300	62,393
Owens & Minor, Inc.	200	2,890
Oxford Health Plans, Inc. (a)	7,600	308,180
PacifiCare Health Systems, Inc. (a)	6,200	142,538
PAREXEL International Corp. (a)	4,700	46,342
Patterson Dental Co. (a)	7,200	343,440
PDI, Inc. (a)	1,100	7,315
Pediatrix Medical Group, Inc. (a)	1,300	43,667
Per-Se Technologies, Inc. (a)	933	7,996
Pharmaceutical Product Development, Inc. (a)	6,300	140,364
Planvista Corp. (a)	500	725
Plastic Surgery Co. (a)	300	0
Prime Medical Services, Inc. (a)	5,400	57,780
Priority Healthcare Corp. Class B (a)	3,794	95,343
Province Healthcare Co. (a)	5,400	92,070
PSS World Medical, Inc. (a)	12,500	89,250
Quadramed Corp. (a)	6,400	9,408
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Quest Diagnostics, Inc. (a)	8,600	$ 482,030
Quintiles Transnational Corp. (a)	13,966	140,079
RehabCare Group, Inc. (a)	2,600	60,580
Renal Care Group, Inc. (a)	6,650	218,320
ResCare, Inc. (a)	2,400	11,520
Rural/Metro Corp. (a)	6,200	16,250
Select Medical Corp. (a)	3,100	45,415
Service Corp. International (SCI) (a)	19,852	73,849
Specialty Laboratories, Inc. (a)	4,100	36,900
SRI/Surgical Express, Inc. (a)	900	9,000
Stewart Enterprises, Inc. Class A (a)	14,200	64,326
Sunrise Assisted Living, Inc. (a)	4,400	111,760
Syncor International Corp. (a)	4,200	140,028
Tenet Healthcare Corp. (a)	44,850	2,115,575
Triad Hospitals, Inc. (a)	5,748	209,859
Trover Solutions, Inc. (a)	400	1,992
U.S. Oncology, Inc. (a)	12,482	105,860
U.S. Physical Therapy, Inc. (a)	5,000	72,700
Unilab Corp. (a)	5,100	97,767
United Surgical Partners International, Inc. (a)	600	17,322
UnitedHealth Group, Inc.	28,300	2,500,305
Universal Health Services, Inc. Class B (a)	5,200	237,744
VCA Antech, Inc. (a)	5,600	84,000
Ventiv Health, Inc. (a)	4,733	7,336
VitalWorks, Inc. (a)	3,600	28,908
WebMD Corp. (a)	32,718	193,036
Wellpoint Health Networks, Inc. (a)	13,010	967,554
		25,446,765
Pharmaceuticals - 8.1%
3 Dimensional Pharmaceuticals, Inc. (a)	100	315
aaiPharma, Inc. (a)	3,000	47,850
Abbott Laboratories	147,685	5,911,831
Able Laboratories, Inc. (a)	4,100	21,156
Adolor Corp. (a)	5,900	85,491
Alcide Corp. (a)	300	5,301
Allergan, Inc.	11,400	669,408
Alpharma, Inc. Class A	4,300	43,516
Antigenics, Inc. (a)	5,388	47,571
ARIAD Pharmaceuticals, Inc. (a)	6,400	18,880
Atrix Laboratories, Inc. (a)	3,500	61,250
AVANIR Pharmaceuticals Class A (a)	600	876
Barr Laboratories, Inc. (a)	3,412	241,263
Bone Care International, Inc. (a)	300	1,728
Boston Life Sciences, Inc. (a)	5,400	5,778
Bradley Pharmaceuticals, Inc. (a)	2,600	22,932
Bristol-Myers Squibb Co.	180,500	4,503,475
Cell Pathways, Inc. (a)	3,100	3,534
CIMA Labs, Inc. (a)	2,500	57,523
Collagenex Pharmaceuticals, Inc. (a)	2,200	12,870

	Shares	Value (Note 1)
Columbia Laboratories, Inc. (a)	1,300	$ 6,435
Cypress Bioscience, Inc. (a)	2,737	3,695
Discovery Laboratories, Inc. (a)	3,800	6,688
Discovery Partners International, Inc. (a)	100	364
Durect Corp. (a)	8,100	37,665
Eli Lilly & Co.	106,500	6,182,325
Emisphere Technologies, Inc. (a)	3,300	10,758
Endo Pharmaceuticals Holdings, Inc. (a)	12,400	118,544
Eon Labs, Inc.	3,900	71,144
Esperion Therapeutics, Inc. (a)	300	1,869
eXegenics, Inc. (a)	3,400	2,482
Forest Laboratories, Inc. (a)	16,200	1,182,600
Genzyme Corp. - Molecular Oncology (a)	5,518	9,601
Guilford Pharmaceuticals, Inc. (a)	6,800	26,724
Hollis-Eden Pharmaceutcals, Inc. (a)	1,300	7,124
ICN Pharmaceuticals, Inc.	5,900	59,944
Impax Laboratories, Inc. (a)	7,300	49,421
InKine Pharmaceutical, Inc. (a)	5,100	6,273
Inspire Pharmaceuticals, Inc. (a)	900	3,609
InterMune, Inc. (a)	2,500	62,175
IntraBiotics Pharmaceuticals, Inc. (a)	1,000	1,638
IVAX Corp. (a)	15,425	211,323
Johnson & Johnson	283,845	15,415,622
King Pharmaceuticals, Inc. (a)	21,661	461,596
KV Pharmaceutical Co. Class A (a)	1,800	34,650
Ligand Pharmaceuticals, Inc. Class B (a)	5,200	38,376
MacroChem Corp. (a)	13,400	17,152
Medicines Co. (a)	6,200	60,760
Medicis Pharmaceutical Corp. Class A (a)	2,150	95,568
Merck & Co., Inc.	213,893	10,805,874
MGI Pharma, Inc. (a)	400	3,116
Mylan Laboratories, Inc.	10,800	352,620
NaPro BioTherapeutics, Inc. (a)	6,300	11,970
NeoTherapeutics, Inc. (a)	4,800	720
Noven Pharmaceuticals, Inc. (a)	3,900	50,388
NPS Pharmaceuticals, Inc. (a)	4,000	80,880
Pain Therapeutics, Inc. (a)	500	3,225
Penwest Pharmaceuticals Co. (a)	4,000	47,040
Perrigo Co. (a)	10,900	116,543
Pfizer, Inc.	587,925	19,448,559
Pharmaceutical Resources, Inc. (a)	2,000	52,300
Pharmacia Corp.	120,500	5,265,850
Pharmos Corp. (a)	12,500	15,625
Pure World, Inc. (a)	330	168
Schering-Plough Corp.	136,300	3,145,804
Scios, Inc. (a)	2,700	64,962
Sepracor, Inc. (a)	10,900	60,713
SICOR, Inc. (a)	13,200	214,500
SuperGen, Inc. (a)	2,600	8,684
Twinlab Corp. (a)	1,200	456
Variagenics, Inc. (a)	200	220
Versicor, Inc. (a)	600	6,528
Vivus, Inc. (a)	8,200	34,850
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc. (a)	8,218	$ 191,644
Wyeth	123,700	5,294,360
Zila, Inc. (a)	4,200	7,434
Zonagen, Inc. (a)	600	738
		81,234,444
TOTAL HEALTH CARE		139,322,084
INDUSTRIALS - 11.3%
Aerospace & Defense - 1.7%
AAR Corp.	850	5,270
AeroCentury Corp. (a)	800	3,040
Aeroflex, Inc. (a)	4,100	20,254
Alliant Techsystems, Inc. (a)	3,214	219,259
Applied Signal Technology, Inc. (a)	1,900	19,646
Armor Holdings, Inc. (a)	2,500	37,625
Astronics Corp.	2,300	16,813
Aviall, Inc. (a)	2,800	32,060
BE Aerospace, Inc. (a)	7,600	60,420
Boeing Co.	79,200	2,935,944
Curtiss-Wright Corp.	2,000	109,800
DRS Technologies, Inc. (a)	2,100	77,490
Ducommun, Inc. (a)	2,600	51,480
EDO Corp.	3,300	78,705
Engineered Support Systems, Inc.	1,925	104,914
Fairchild Corp. Class A (a)	7,600	36,252
General Dynamics Corp.	18,400	1,446,976
Goodrich Corp.	7,862	164,080
Herley Industries, Inc. (a)	3,750	71,363
Hexcel Corp. (a)	1,700	5,780
Honeywell International, Inc.	75,475	2,260,476
Integrated Defense Technologies, Inc.	1,800	38,880
Invision Technologies, Inc. (a)	1,900	64,847
Irvine Sensors Corp. (a)	430	645
L-3 Communications Holdings, Inc. (a)	8,000	407,120
Ladish Co., Inc. (a)	5,800	43,558
Lockheed Martin Corp.	41,577	2,632,656
Mercury Computer Systems, Inc. (a)	3,300	82,269
Mooney Aerospace Group Ltd. Class A (a)	600	84
MTC Technologies, Inc.	2,500	52,500
Northrop Grumman Corp.	10,237	1,257,104
Orbital Sciences Corp. (a)	7,700	28,798
Pacific Aerospace & Electronics, Inc. (a)	11,400	342
Precision Castparts Corp.	3,400	77,452
Raytheon Co.	36,200	1,267,000
Rockwell Collins, Inc.	15,700	333,625
TIMCO Aviation Services, Inc. (a)	290	264
TIMCO Aviation Services, Inc. warrants 2/28/07 (a)	580	1
United Defense Industries, Inc.	4,300	96,535

	Shares	Value (Note 1)
United Technologies Corp.	43,671	$ 2,593,621
World Fuel Services Corp.	300	5,748
		16,740,696
Air Freight & Logistics - 0.9%
Airborne, Inc.	1,500	19,290
Atlas Air Worldwide Holdings, Inc. (a)	1,450	4,452
C.H. Robinson Worldwide, Inc.	9,100	251,069
CNF, Inc.	3,900	119,730
EGL, Inc. (a)	4,800	53,616
Expeditors International of Washington, Inc.	8,800	231,880
FedEx Corp.	27,073	1,281,907
Forward Air Corp. (a)	3,900	85,449
J.B. Hunt Transport Services, Inc. (a)	4,900	116,179
Ryder System, Inc.	5,200	135,928
United Parcel Service, Inc. Class B	104,020	6,647,918
		8,947,418
Airlines - 0.2%
AirTran Holdings, Inc. (a)	1,900	6,593
Alaska Air Group, Inc. (a)	3,800	92,834
America West Holding Corp. Class B (a)	13,100	26,986
AMR Corp. (a)	12,700	129,413
Atlantic Coast Airlines Holdings, Inc. (a)	5,800	71,804
Continental Airlines, Inc. Class B (a)	4,200	42,714
Delta Air Lines, Inc.	9,800	172,186
ExpressJet Holdings, Inc. Class A	1,100	12,595
Frontier Airlines, Inc. (a)	2,300	17,940
Great Lakes Aviation Ltd. (a)	200	40
JetBlue Airways Corp.	6,200	238,700
Mesa Air Group, Inc. (a)	7,000	42,770
Midwest Express Holdings, Inc. (a)	400	2,940
Northwest Airlines Corp. (a)	10,300	104,751
SkyWest, Inc.	7,760	120,963
Southwest Airlines Co.	68,993	980,391
UAL Corp.	10,300	29,561
		2,093,181
Building Products - 0.3%
Aaon, Inc. (a)	150	2,700
American Standard Companies, Inc. (a)	7,500	537,225
American Woodmark Corp.	1,400	70,560
Apogee Enterprises, Inc.	7,000	83,930
Armstrong Holdings, Inc. (a)	6,800	11,288
Crane Co.	4,400	100,540
Elcor Corp.	900	15,075
Griffon Corp.	5,280	61,776
International Smart Sourcing, Inc. (a)	500	1,400
Lamson & Sessions Co. (a)	2,300	7,705
Lennox International, Inc.	3,507	53,131
Masco Corp.	44,200	1,067,872
NCI Building Systems, Inc. (a)	800	15,120
Nortek, Inc. (a)	1,900	83,790
Owens Corning (a)	2,200	2,904
Patrick Industries, Inc.	600	4,830
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - continued
PW Eagle, Inc. (a)	700	$ 2,730
Simpson Manufacturing Co. Ltd. (a)	1,600	49,120
Trex Co., Inc. (a)	1,400	39,774
U.S. Industries, Inc. (a)	6,500	20,020
Universal Forest Products, Inc.	4,300	86,903
USG Corp. (a)	10,000	50,300
Watsco, Inc.	1,450	22,765
York International Corp.	2,800	89,320
		2,480,778
Commercial Services & Supplies - 2.5%
Ablest, Inc. (a)	1,000	4,400
ABM Industries, Inc.	4,200	70,476
Administaff, Inc. (a)	2,300	6,210
AG Services of America, Inc. (a)	100	1,060
Alliance Data Systems Corp. (a)	2,500	45,025
Allied Waste Industries, Inc. (a)	19,925	173,547
Angelica Corp.	400	6,660
Apollo Group, Inc. Class A (a)	15,187	635,272
Applied Graphics Technologies, Inc. (a)	344	155
Aramark Corp. Class B	5,000	113,250
Arbitron, Inc. (a)	3,840	126,720
Automatic Data Processing, Inc.	57,600	2,175,552
Avery Dennison Corp.	11,000	694,320
Banta Corp.	1,200	45,048
Barrett Business Services, Inc. (a)	1,400	4,200
Bestway, Inc. (a)	200	1,526
Bowne & Co., Inc.	1,100	13,310
Bright Horizons Family Solutions, Inc. (a)	2,800	78,260
Butler International, Inc. (a)	1,300	962
Career Education Corp. (a)	3,600	160,524
Casella Waste Systems, Inc. Class A (a)	1,253	10,300
Cash Technologies, Inc. (a)	3,400	2,550
CDI Corp. (a)	1,700	46,240
Cendant Corp. (a)	95,304	1,363,800
Central Parking Corp.	3,100	61,287
Century Business Services, Inc. (a)	2,300	6,210
Ceridian Corp. (a)	11,600	186,412
Certegy, Inc. (a)	5,650	185,659
CheckFree Corp. (a)	8,900	110,093
Chemed Corp.	900	30,195
Childtime Learning Centers, Inc. (a)	900	2,241
ChoicePoint, Inc. (a)	7,000	300,790
Cintas Corp.	15,111	665,035
Clean Harbors, Inc. (a)	3,500	35,210
Coinstar, Inc. (a)	2,900	78,300
Concord EFS, Inc. (a)	45,850	935,799
Conolog Corp. (a)	1,400	462
Consolidated Graphics, Inc. (a)	2,700	46,224
Convergys Corp. (a)	14,500	259,405
Corinthian Colleges, Inc. (a)	3,600	134,100
Cornell Companies, Inc. (a)	1,400	11,172

	Shares	Value (Note 1)
Corporate Executive Board Co. (a)	4,300	$ 126,420
Correctional Services Corp. (a)	27	61
CoStar Group, Inc. (a)	2,189	52,733
CPI Corp.	2,000	29,960
CSG Systems International, Inc. (a)	4,000	47,560
Daisytek International Corp. (a)	3,300	43,725
Deluxe Corp.	5,300	240,938
DeVry, Inc. (a)	6,100	109,861
DiamondCluster International, Inc. Class A (a)	5,700	19,836
DST Systems, Inc. (a)	11,620	396,010
DualStar Technologies Corp. (a)	5,400	1,350
Dun & Bradstreet Corp. (a)	6,700	236,443
Edison Schools, Inc. Class A (a)	4,300	1,935
Education Management Corp. (a)	2,600	107,406
eFunds Corp. (a)	6,571	67,221
Electro Rent Corp. (a)	2,200	22,440
Equifax, Inc.	12,800	297,984
eSpeed, Inc. Class A (a)	5,100	50,847
EVCI Career Colleges, Inc. (a)	2,100	2,310
EXE Technologies, Inc. (a)	2,200	2,310
Exult, Inc. (a)	11,800	34,810
FactSet Research Systems, Inc.	1,700	42,160
First Consulting Group, Inc. (a)	7,400	53,650
First Data Corp.	70,500	2,449,875
Fiserv, Inc. (a)	16,750	616,568
G&K Services, Inc. Class A	3,800	121,752
Gevity HR, Inc.	4,700	14,100
Global Payments, Inc.	1,680	46,805
GP Strategies Corp. (a)	1,600	7,440
Greg Manning Auctions, Inc. (a)	700	1,036
H&R Block, Inc.	16,300	797,070
Hall Kinion & Associates, Inc. (a)	3,400	17,000
Headwaters, Inc. (a)	5,900	79,060
Headway Corporate Resources (a)	300	18
Healthcare Services Group (a)	1,700	20,230
Heidrick & Struggles International, Inc. (a)	1,700	32,232
Herman Miller, Inc.	7,000	108,430
Hewitt Associates, Inc. Class A	2,800	78,904
HON Industries, Inc.	5,700	156,579
Hunt Corp.	300	3,060
Imagistics International, Inc. (a)	2,908	54,961
infoUSA, Inc. (a)	600	3,060
INSpire Insurance Solutions, Inc. (a)	4,500	450
Insurance Auto Auctions, Inc. (a)	1,200	20,940
InterCept, Inc. (a)	2,800	41,244
International Aircraft Investors (a)	1,100	814
Interpool, Inc.	2,400	31,944
Ionics, Inc. (a)	3,100	68,665
Iron Mountain, Inc. (a)	9,040	251,312
ITT Educational Services, Inc. (a)	5,800	104,690
John H. Harland Co.	4,600	120,520
Kelly Services, Inc. Class A (non-vtg.)	3,000	70,770
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
kforce, Inc. (a)	3,227	$ 11,940
Korn/Ferry International (a)	3,300	23,166
Kroll, Inc. (a)	5,440	102,870
Labor Ready, Inc. (a)	3,800	25,840
Landauer, Inc.	1,400	45,794
Learning Tree International, Inc. (a)	3,200	49,504
Lightbridge, Inc. (a)	4,152	29,604
Mace Security International, Inc. (a)	2,200	1,804
Mail-Well, Inc. (a)	1,500	1,800
Manpower, Inc.	6,600	218,592
McGrath RentCorp.	2,500	48,275
MCSi, Inc. (a)	2,900	17,806
MedQuist, Inc. (a)	2,535	68,445
MemberWorks, Inc. (a)	2,400	38,400
Mobile Mini, Inc. (a)	2,300	35,305
National Equipment Services, Inc. (a)	300	405
National Processing, Inc. (a)	4,600	94,162
National Service Industries, Inc.	650	4,453
Navigant Consulting, Inc. (a)	5,950	34,629
NCO Group, Inc. (a)	3,800	65,626
NDCHealth Corp.	1,700	34,714
New Century Equity Holdings Corp. (a)	1,200	468
New England Business Service, Inc.	300	6,912
Nextera Enterprises, Inc. Class A (a)	5,000	2,600
Nobel Learning Communities, Inc. (a)	1,000	7,370
On Assignment, Inc. (a)	4,700	47,470
Paychex, Inc.	35,075	820,755
Pegasus Solutions, Inc. (a)	3,050	47,031
Personnel Group of America, Inc. (a)	900	360
Pitney Bowes, Inc.	24,100	873,625
Pittston Co. - Brinks Group	4,300	103,630
Pre-Paid Legal Services, Inc. (a)	3,200	66,144
PRG-Schultz International, Inc. (a)	8,050	116,081
ProBusiness Services, Inc. (a)	800	6,400
ProsoftTraining.com (a)	3,100	868
Protection One, Inc. (a)	100	291
Provant, Inc. (a)	2,300	416
R.R. Donnelley & Sons Co.	9,300	245,334
RCM Technologies, Inc. (a)	1,400	5,950
RemedyTemp, Inc. Class A (a)	900	10,782
Republic Services, Inc. (a)	13,400	276,040
Resources Connection, Inc. (a)	3,300	57,453
Right Management Consultants, Inc. (a)	2,750	60,088
Robert Half International, Inc. (a)	15,500	268,460
Rollins, Inc.	2,600	51,662
Sabre Holdings Corp. Class A (a)	12,469	335,541
ServiceMaster Co.	25,750	286,340
SITEL Corp. (a)	2,200	3,630
SOS Staffing Services, Inc. (a)	300	171
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	3,200	32,480

	Shares	Value (Note 1)
SOURCECORP, Inc. (a)	2,700	$ 60,669
Spherion Corp. (a)	5,120	42,240
Spherix, Inc. (a)	3,900	18,291
Standard Register Co.	900	22,905
Steelcase, Inc. Class A	3,600	44,856
Stericycle, Inc. (a)	5,200	161,408
Strayer Education, Inc.	1,700	94,216
Sylvan Learning Systems, Inc. (a)	5,300	75,207
TeamStaff, Inc. (a)	1,300	5,200
TechSys, Inc. (a)	800	120
Teletech Holdings, Inc. (a)	8,220	51,786
Tetra Tech, Inc. (a)	7,506	68,154
The BISYS Group, Inc. (a)	11,000	280,280
Total System Services, Inc.	16,400	278,800
TRC Companies, Inc. (a)	3,000	52,410
TRM Corp. (a)	1,400	1,064
U.S. Plastic Lumber Co. (a)	6,600	2,449
United Stationers, Inc. (a)	4,900	134,750
Valassis Communications, Inc. (a)	5,600	210,784
Venture Catalyst, Inc. (a)	3,800	836
VerticalBuyer, Inc. (a)	720	7
Viad Corp.	6,600	146,058
Volt Information Sciences, Inc. (a)	1,400	23,520
Wackenhut Corrections Corp. (a)	2,100	28,350
Wallace Computer Services, Inc.	2,000	37,040
Waste Connections, Inc. (a)	4,500	155,835
Waste Management, Inc.	56,252	1,430,488
Watson Wyatt & Co. Holdings Class A (a)	3,800	78,128
Weight Watchers International, Inc.	11,100	526,695
West Corp. (a)	7,300	131,984
Willis Lease Finance Corp. (a)	1,200	4,380
Workflow Management, Inc. (a)	2,300	5,750
		24,997,606
Construction & Engineering - 0.1%
ACMAT Corp. Class A (a)	8,000	72,160
Butler Manufacturing Co.	200	4,900
Dycom Industries, Inc. (a)	5,616	57,845
EMCOR Group, Inc. (a)	2,800	152,628
Encompass Services Corp. (a)	1,166	257
Fluor Corp.	7,300	201,918
Foster Wheeler Ltd. (a)	9,300	17,391
Granite Construction, Inc.	2,250	41,175
Insituform Technologies, Inc. Class A (a)	4,200	67,074
Jacobs Engineering Group, Inc. (a)	3,800	128,288
Keith Companies, Inc. (a)	2,200	20,350
Lexent, Inc. (a)	2,800	4,452
MasTec, Inc. (a)	3,450	12,248
McDermott International, Inc. (a)	9,300	65,565
Quanta Services, Inc. (a)	13,700	36,305
Shaw Group, Inc. (a)	3,000	50,250
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - continued
U.S. Laboratories, Inc. (a)	600	$ 8,670
URS Corp. (a)	3,200	75,040
		1,016,516
Electrical Equipment - 0.5%
A.O. Smith Corp.	2,650	80,693
Active Power, Inc. (a)	8,800	19,360
Acuity Brands, Inc.	6,600	92,400
American Power Conversion Corp. (a)	21,100	263,961
American Superconductor Corp. (a)	3,000	11,400
American Technical Ceramics Corp. (a)	1,900	7,714
AMETEK, Inc.	1,700	58,480
AMX Corp. (a)	3,400	8,500
AstroPower, Inc. (a)	3,200	22,656
Ault, Inc. (a)	2,800	8,540
Axcess, Inc. (a)	1,600	1,840
AZZ, Inc. (a)	1,200	15,420
Baldor Electric Co.	3,300	67,650
Beacon Power Corp. (a)	362	65
Belden, Inc.	2,700	45,117
BMC Industries, Inc.	5,000	5,500
Brady Corp. Class A	1,700	53,414
C&D Technologies, Inc.	1,800	29,250
Capstone Turbine Corp. (a)	13,000	13,780
Channell Commercial Corp. (a)	800	2,672
Chase Corp.	500	4,800
Conductus, Inc. (a)	3,800	2,394
Cooper Industries Ltd.	7,600	248,672
Electric Fuel Corp. (a)	6,700	8,978
Emerson Electric Co.	40,843	1,992,322
Encore Wire Corp. (a)	4,600	40,986
Energizer Holdings, Inc. (a)	10,801	308,045
Energy Conversion Devices, Inc. (a)	3,000	36,210
Espey Manufacturing & Electronics Corp.	1,300	24,700
Evergreen Solar, Inc. (a)	1,700	1,377
Fiberstars, Inc. (a)	3,300	11,550
FuelCell Energy, Inc. (a)	2,200	15,400
General Cable Corp.	3,800	16,036
Genlyte Group, Inc. (a)	700	27,055
Global Power Equipment Group, Inc. (a)	4,500	26,775
H Power Corp. (a)	4,600	4,324
Hubbell, Inc. Class B	5,100	163,710
II-VI, Inc. (a)	934	12,123
M-Wave, Inc. (a)	1,400	1,708
MagneTek, Inc. (a)	3,000	12,690
Manufacturers Services Ltd. (a)	2,000	8,000
Merrimac Industries, Inc. (a)	500	3,400
Microvision, Inc. (a)	1,800	8,100
Millennium Cell, Inc. (a)	300	687
Misonix, Inc. (a)	3,000	17,490
Molex, Inc.	17,937	532,729
Nortech Systems, Inc. (a)	1,900	14,079

	Shares	Value (Note 1)
Paxar Corp. (a)	2,000	$ 31,900
Peco II, Inc. (a)	1,400	2,618
Penn Engineering & Manufacturing Corp. (non-vtg.)	700	9,240
Plug Power, Inc. (a)	3,000	17,640
Power-One, Inc. (a)	5,200	21,996
Proton Energy Systems, Inc. (a)	2,200	6,050
Rayovac Corp. (a)	5,000	68,000
Regal-Beloit Corp.	3,200	62,400
Reptron Electronics, Inc. (a)	100	150
Rockwell Automation, Inc.	14,700	270,774
Signal Technology Corp. (a)	2,700	22,923
Tech/Ops Sevcon, Inc.	2,100	12,957
Thomas & Betts Corp. (a)	6,600	106,590
Ultralife Batteries, Inc. (a)	600	1,920
UQM Technologies, Inc. (a)	3,800	11,020
Valence Technology, Inc. (a)	10,300	7,416
Valpey Fisher Corp. (a)	2,100	6,825
Vicor Corp. (a)	3,300	27,555
Woodward Governor Co.	1,200	57,600
		5,098,326
Industrial Conglomerates - 3.3%
3M Co.	36,066	4,506,447
Carlisle Companies, Inc.	2,200	98,560
General Electric Co.	935,139	28,194,379
Raven Industries, Inc.	2,100	56,700
Standex International Corp.	500	10,700
Teleflex, Inc.	3,300	159,621
Textron, Inc.	14,200	551,670
Tredegar Corp.	2,700	47,925
		33,626,002
Machinery - 1.2%
3D Systems Corp. (a)	2,100	13,944
A.S.V., Inc. (a)	200	2,052
Actuant Corp. Class A (a)	1,700	65,025
AGCO Corp. (a)	8,600	164,432
Alamo Group, Inc.	200	2,720
Albany International Corp. Class A	4,700	102,930
American Science Engineering, Inc. (a)	1,900	19,475
Astec Industries, Inc. (a)	4,700	62,369
Axsys Technologies, Inc. (a)	800	6,384
Barnes Group, Inc.	1,000	20,000
Blount International, Inc. (a)	800	3,152
Briggs & Stratton Corp.	3,500	137,375
Cascade Corp. (a)	200	2,896
Catalytica Energy Systems, Inc. (a)	7,900	22,278
Caterpillar, Inc.	31,000	1,352,840
Ceradyne, Inc. (a)	2,800	19,040
Circor International, Inc.	500	8,050
CLARCOR, Inc.	1,600	49,120
Columbus McKinnon Corp.	400	2,504
CoorsTek, Inc. (a)	500	10,750
Cummins, Inc.	2,900	86,391
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
CUNO, Inc. (a)	1,000	$ 32,370
Danaher Corp.	13,571	816,296
Deere & Co.	21,200	973,504
Dionex Corp. (a)	2,800	75,068
Donaldson Co., Inc.	5,700	215,574
Dover Corp.	20,300	583,219
DT Industries, Inc. (a)	300	1,017
Eaton Corp.	5,700	403,218
EnPro Industries, Inc. (a)	6,932	27,312
ESCO Technologies, Inc. (a)	600	17,310
Esterline Technologies Corp. (a)	2,200	41,030
Flanders Corp. (a)	300	528
Flow International Corp. (a)	600	3,240
Flowserve Corp. (a)	5,900	108,147
Gardner Denver, Inc. (a)	800	16,000
Gorman-Rupp Co.	200	4,580
Graco, Inc.	3,225	82,205
Harsco Corp.	2,700	81,945
Hirsch International Corp. Class A (a)	900	144
IDEX Corp.	4,400	137,060
Illinois Tool Works, Inc.	29,428	2,016,407
Ingersoll-Rand Co. Ltd. Class A	14,900	559,495
ITT Industries, Inc.	8,000	543,840
JLG Industries, Inc.	2,600	23,868
Joy Global, Inc. (a)	6,600	85,668
Kadant, Inc. (a)	4,750	72,390
Kaydon Corp.	2,000	42,200
Kennametal, Inc.	2,300	79,925
Lincoln Electric Holdings, Inc.	3,900	94,809
Lindsay Manufacturing Co.	400	8,700
Manitowoc Co., Inc.	1,550	51,150
Milacron, Inc.	1,900	13,015
Miller Industries, Inc. (a)	360	1,505
Minuteman International, Inc.	1,800	16,704
Mueller Industries, Inc. (a)	2,200	58,960
NACCO Industries, Inc. Class A	400	16,140
Navistar International Corp.	4,200	105,000
Nordson Corp.	5,600	128,240
Oshkosh Truck Co.	2,600	146,510
Osmonics, Inc. (a)	400	5,560
PACCAR, Inc.	12,000	423,600
Packaging Dynamics Corp. (a)	320	2,106
Pall Corp.	13,800	233,220
Parker Hannifin Corp.	9,900	401,544
Pentair, Inc.	6,000	260,640
Quixote Corp.	700	11,865
Reliance Steel & Aluminum Co.	1,800	43,560
Robbins & Myers, Inc.	500	9,455

	Shares	Value (Note 1)
SPS Technologies, Inc. (a)	700	$ 20,230
SPX Corp. (a)	3,519	382,163
Stewart & Stevenson Services, Inc.	5,700	65,550
SureBeam Corp. Class A (a)	10,156	25,390
Tecumseh Products Co. Class A (non-vtg.)	1,800	87,516
Tennant Co.	500	18,650
Terex Corp. (a)	5,500	108,075
Thomas Industries, Inc.	800	21,200
Timken Co.	4,100	74,866
Titan International, Inc.	600	2,262
Trinity Industries, Inc.	6,900	125,166
UNOVA, Inc. (a)	2,400	12,936
Valmont Industries, Inc.	1,100	26,950
Wabash National Corp.	700	3,682
Watts Industries, Inc. Class A	1,400	24,570
Wolverine Tube, Inc. (a)	200	1,322
		12,230,098
Marine - 0.0%
Alexander & Baldwin, Inc.	5,600	128,184
Kirby Corp. (a)	300	6,780
		134,964
Road & Rail - 0.5%
AMERCO (a)	4,600	44,850
Arkansas Best Corp. (a)	4,400	90,552
Budget Group, Inc. Class A (a)	1,400	63
Burlington Northern Santa Fe Corp.	38,400	1,104,384
Celadon Group, Inc. (a)	4,300	44,505
Consolidated Freightways Corp. (a)	800	568
Covenant Transport, Inc. Class A (a)	2,400	43,272
CSX Corp.	18,200	633,906
Dollar Thrifty Automotive Group, Inc. (a)	2,200	38,610
Florida East Coast Industries, Inc. Class A	2,700	65,340
GATX Corp.	3,400	82,722
Heartland Express, Inc.	3,649	67,142
Kansas City Southern (a)	2,600	39,390
Knight Transportation, Inc. (a)	5,975	104,443
Landstar System, Inc. (a)	2,400	121,560
Norfolk Southern Corp.	38,100	797,433
RailAmerica, Inc. (a)	7,500	70,125
Roadway Corp.	3,200	75,520
Swift Transportation Co., Inc. (a)	8,730	153,561
U.S. Xpress Enterprises, Inc. Class A (a)	600	6,276
Union Pacific Corp.	24,000	1,453,200
USFreightways Corp.	3,800	102,600
Werner Enterprises, Inc.	8,266	147,796
Yellow Corp. (a)	4,300	95,847
		5,383,665
Trading Companies & Distributors - 0.1%
Aceto Corp.	600	6,735
Fastenal Co.	8,600	302,892
Genuine Parts Co.	17,900	595,175
Huttig Building Products, Inc. (a)	1,077	4,297
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Lawson Products, Inc.	400	$ 11,112
MSC Industrial Direct, Inc. Class A (a)	2,700	35,046
W.W. Grainger, Inc.	7,600	342,380
		1,297,637
TOTAL INDUSTRIALS		114,046,887
INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 1.9%
3Com Corp. (a)	32,200	158,746
ACE*COMM Corp. (a)	3,000	3,000
Adaptec, Inc. (a)	5,400	33,102
ADC Telecommunications, Inc. (a)	65,370	83,674
Adtran, Inc. (a)	5,200	90,428
Advanced Fibre Communication, Inc. (a)	5,700	100,548
Advanced Switching Communication, Inc. (a)	2,500	2,875
Airnet Communications Corp. (a)	2,800	2,212
Allen Telecom, Inc. (a)	1,200	5,424
Alliance Fiber Optic Products, Inc. (a)	2,400	1,320
Alpine Group, Inc. (a)	4,900	1,911
AltiGen Communications, Inc. (a)	3,200	1,568
Amplidyne, Inc. (a)	3,300	792
Anaren Microwave, Inc. (a)	1,500	14,625
Andrew Corp. (a)	8,200	81,918
Applied Innovation, Inc. (a)	1,500	4,140
Ariel Corp. (a)	6,900	62
Arris Group, Inc. (a)	10,500	40,530
Aspect Communications Corp. (a)	4,400	8,536
Audiovox Corp. Class A (a)	3,500	24,465
Avanex Corp. (a)	13,730	29,108
Avaya, Inc. (a)	28,358	59,552
Avici Systems, Inc. (a)	14,000	10,500
Avocent Corp. (a)	5,700	92,397
Aware, Inc. (a)	7,800	21,216
Bel Fuse, Inc. Class A (a)	1,000	20,920
Black Box Corp. (a)	2,700	93,717
Blonder Tongue Laboratories, Inc. (a)	3,900	6,435
Brocade Communications System, Inc. (a)	20,100	290,847
Brooktrout, Inc. (a)	1,900	9,709
C-COR.net Corp. (a)	1,800	8,586
Cable Design Technologies Corp. (a)	4,575	29,509
Carrier Access Corp. (a)	3,100	2,015
Centillium Communications, Inc. (a)	2,600	9,357
CIENA Corp. (a)	35,451	143,896
Cisco Systems, Inc. (a)	685,452	9,472,947
Clarent Corp. (a)	8,082	364
Cognitronics Corp. (a)	2,400	3,840
Com21, Inc. (a)	1,200	276
Comarco, Inc. (a)	450	2,684
CommScope, Inc. (a)	3,600	24,336

	Shares	Value (Note 1)
Communications Systems, Inc. (a)	2,500	$ 16,000
Computer Network Technology Corp. (a)	4,800	29,664
Comtech Telecommunications Corp. (a)	1,300	10,660
Comverse Technology, Inc. (a)	14,379	117,333
Concerto Software, Inc. (a)	3,700	25,752
Copper Mountain Networks, Inc. (a)	620	2,294
Corning, Inc. (a)	80,090	160,180
Cortelco Systems Puerto Rico, Inc. (a)	62	0
Corvis Corp. (a)	42,600	28,116
Cosine Communications, Inc. (a)	7,000	2,940
Cylink Corp. (a)	100	57
DAOU Systems, Inc. (a)	200	128
Datum, Inc. (a)	600	5,256
Digi International, Inc. (a)	4,666	10,965
Digital Lightwave, Inc. (a)	6,271	8,466
Ditech Communications Corp. (a)	1,600	2,720
DMC Stratex Networks, Inc. (a)	5,115	8,951
Echelon Corp. (a)	2,900	37,294
EFJ, Inc. (a)	99	71
eLOT, Inc. (a)	10,600	64
Emulex Corp. (a)	6,900	116,472
Enterasys Networks, Inc. (a)	12,800	12,928
Entrada Networks, Inc. (a)	150	26
eOn Communications Corp. (a)	620	280
Extended Systems, Inc. (a)	500	1,300
Extreme Networks, Inc. (a)	7,800	73,554
Ezenia!, Inc. (a)	200	24
F5 Networks, Inc. (a)	3,200	40,000
FalconStor Software, Inc. (a)	3,300	16,995
Finisar Corp. (a)	14,600	20,133
First Virtual Communications, Inc. (a)	3,131	1,566
Forgent Networks, Inc. (a)	10,500	42,000
Foundry Networks, Inc. (a)	8,500	74,375
Gadzoox Networks, Inc. (a)	11,700	468
Glenayre Technologies, Inc. (a)	7,200	8,280
Globecomm Systems, Inc. (a)	3,000	12,600
Harmonic, Inc. (a)	2,622	6,660
Harris Corp.	5,000	159,750
Inrange Technologies Corp. Class B (a)	6,300	24,255
Inter-Tel, Inc.	3,400	80,852
InterDigital Communication Corp. (a)	5,300	47,276
ION Networks, Inc. (a)	2,400	458
ISCO International, Inc. (a)	1,800	504
Ixia (a)	3,700	22,200
JDS Uniphase Corp. (a)	116,734	314,014
Juniper Networks, Inc. (a)	27,700	201,379
Lantronix, Inc. (a)	500	405
LightPath Technologies, Inc. Class A (a)	3,500	1,820
Loral Space & Communications Ltd. (a)	36,100	17,689
Lucent Technologies, Inc. (a)	308,907	534,409
McDATA Corp. Class A (a)	8,398	80,369
MCK Communications, Inc. (a)	2,200	1,760
Metawave Communications Corp. (a)	3,800	874
Motorola, Inc.	210,625	2,527,500
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
MRV Communications, Inc. (a)	20,755	$ 21,585
Netopia, Inc. (a)	1,000	1,940
Netro Corp. (a)	11,900	32,368
Netscreen Technologies, Inc.	3,300	39,369
NetSolve, Inc. (a)	1,900	14,934
Network Engines, Inc. (a)	2,300	2,461
Network Equipment Technologies, Inc. (a)	3,600	15,300
New Focus, Inc. (a)	13,600	38,216
Next Level Communications, Inc. (a)	17,500	16,625
NMS Communications Corp. (a)	2,800	4,760
NumereX Corp. Class A (a)	2,600	14,765
Occam Networks, Inc. (a)	3,400	238
Oplink Communications, Inc. (a)	10,900	8,829
Optelecom, Inc. (a)	2,000	6,120
Optical Cable Corp. (a)	656	1,692
Optical Communication Products, Inc. (a)	6,000	6,600
P-Com, Inc. (a)	1,080	356
Packeteer, Inc. (a)	7,500	34,125
Paradyne Networks, Inc. (a)	4,146	8,872
PC-Tel, Inc. (a)	2,200	13,112
Performance Technologies, Inc. (a)	2,900	10,440
Plantronics, Inc. (a)	3,400	62,424
Polycom, Inc. (a)	7,458	73,163
Powerwave Technologies, Inc. (a)	4,300	26,660
Proxim Corp. Class A (a)	18,348	43,852
QUALCOMM, Inc. (a)	71,300	1,975,723
Redback Networks, Inc. (a)	21,500	21,930
REMEC, Inc. (a)	4,100	16,892
Repeater Technologies, Inc. (a)	3,500	53
Riverstone Networks, Inc. (a)	10,767	9,690
ROHN Industries, Inc. (a)	2,300	391
Science Dynamics Corp. (a)	4,100	246
Scientific-Atlanta, Inc.	12,500	184,250
SCM Microsystems, Inc. (a)	600	4,548
Sonus Networks, Inc. (a)	25,100	18,875
Sorrento Networks Corp. (a)	10,100	6,868
SpectraLink Corp. (a)	3,500	25,760
STM Wireless, Inc. Class A (a)	3,900	1,911
Stratos Lightwave, Inc. (a)	10,582	7,513
Sunrise Telecom, Inc. (a)	4,200	6,804
Superior Telecom, Inc. (a)	515	103
Sycamore Networks, Inc. (a)	30,900	88,065
Symmetricom, Inc. (a)	8,000	25,520
Syntellect, Inc. (a)	3,900	1,053
Tekelec (a)	8,000	78,552
Telaxis Communications Corp. (a)	2,440	1,071
Tellabs, Inc. (a)	34,788	194,465
Tellium, Inc. (a)	22,600	12,430
Telular Corp. (a)	2,100	6,909
TeraForce Technology Corp. (a)	19,900	2,527
Terayon Communication Systems, Inc. (a)	4,700	14,711

	Shares	Value (Note 1)
Tollgrade Communications, Inc. (a)	2,500	$ 28,750
Triton Network Systems, Inc. (a)	3,900	1,872
Turnstone Systems, Inc. (a)	5,720	16,130
Tut Systems, Inc. (a)	1,100	902
UTStarcom, Inc. (a)	700	9,240
Veramark Technologies, Inc. (a)	2,300	1,035
Verilink Corp. (a)	3,400	2,380
ViaSat, Inc. (a)	5,000	30,250
Video Network Communications, Inc. (a)	960	1,085
Vyyo, Inc. (a)	1,133	2,787
Wegener Corp. (a)	3,500	3,430
Westell Technologies, Inc. Class A (a)	2,870	3,961
WJ Communications, Inc. (a)	3,700	3,326
Xetel Corp. (a)	3,900	156
		19,213,143
Computers & Peripherals - 2.8%
Advanced Digital Information Corp. (a)	6,300	35,028
Alpha Technologies Group, Inc. (a)	2,100	2,813
Apple Computer, Inc. (a)	31,300	461,675
Applied Films Corp. (a)	3,100	26,536
Astro-Med, Inc.	3,800	14,820
Auspex Systems, Inc. (a)	800	304
Avid Technology, Inc. (a)	5,700	57,855
Concurrent Computer Corp. (a)	9,800	27,538
Cray, Inc. (a)	10,300	38,728
Crossroads Systems, Inc. (a)	6,000	3,900
Datalink Corp. (a)	2,200	7,918
Dataram Corp. (a)	3,250	10,075
Dell Computer Corp. (a)	242,600	6,455,586
Dot Hill Systems Corp. (a)	300	918
Drexler Technology Corp. (a)	2,200	35,442
Electronics for Imaging, Inc. (a)	6,800	102,204
EMC Corp. (a)	205,150	1,386,814
Exabyte Corp. (a)	100	80
FOCUS Enhancements, Inc. (a)	5,500	7,975
Gateway, Inc. (a)	23,400	81,900
Handspring, Inc. (a)	18,200	21,112
Hauppauge Digital, Inc. (a)	500	765
Hewlett-Packard Co.	281,064	3,774,690
Hutchinson Technology, Inc. (a)	3,800	59,698
Imation Corp. (a)	4,400	146,300
InFocus Corp. (a)	5,400	60,210
Innovex, Inc. (a)	1,500	3,825
Intergraph Corp. (a)	8,700	140,070
International Business Machines Corp.	160,200	12,075,876
Interphase Corp. (a)	4,000	16,680
Iomega Corp. (a)	6,880	83,386
Isomet Corp. (a)	700	1,400
JNI Corp. (a)	7,100	20,519
Lexmark International, Inc. Class A (a)	11,500	542,800
Maxtor Corp. (a)	20,555	76,259
Media 100, Inc. (a)	2,700	2,295
Mitek Systems, Inc. (a)	3,800	4,636
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
MTI Technology Corp. (a)	3,200	$ 1,024
NCR Corp. (a)	9,600	269,760
NeoMagic Corp. (a)	1,000	1,400
Neoware Systems, Inc. (a)	2,800	49,896
Network Appliance, Inc. (a)	28,700	273,798
Overland Storage, Inc. (a)	2,600	26,026
Palm, Inc. (a)	50,350	38,266
Pinnacle Systems, Inc. (a)	6,900	65,067
Presstek, Inc. (a)	1,500	4,560
Procom Technology, Inc. (a)	8,200	2,624
Quantum Corp. (a)	9,626	28,397
Rainbow Technologies, Inc. (a)	5,100	21,420
Read-Rite Corp. (a)	18,300	10,980
SanDisk Corp. (a)	5,200	84,292
SBS Technologies, Inc. (a)	3,600	26,136
Scan-Optics, Inc. (a)	300	78
Sigma Designs, Inc. (a)	4,000	9,892
Silicon Graphics, Inc. (a)	26,400	31,152
SimpleTech, Inc. (a)	7,700	20,405
Socket Communications, Inc. (a)	3,300	3,102
Storage Technology Corp. (a)	8,000	109,200
StorageNetworks, Inc. (a)	13,600	21,216
Sun Microsystems, Inc. (a)	297,640	1,098,292
TenFold Corp. (a)	400	60
Tidel Technologies, Inc. (a)	7,700	2,695
uniView Technologies Corp. (a)	825	413
Video Display Corp. (a)	1,440	10,080
ViewCast.com, Inc. (a)	13,700	4,247
Vixel Corp. (a)	6,600	13,134
Western Digital Corp. (a)	7,700	31,262
Xybernaut Corp. (a)	2,100	819
		28,048,323
Electronic Equipment & Instruments - 0.6%
Advanced Photonix, Inc. Class A (a)	15,100	10,721
Aetrium, Inc. (a)	2,400	2,760
Agilent Technologies, Inc. (a)	41,870	562,314
American Technology Corp. (a)	900	3,915
Amphenol Corp. Class A (a)	3,100	120,342
Analogic Corp.	2,200	94,600
Andersen Group, Inc. (a)	1,700	7,854
Andrea Electronics Corp. (a)	1,600	736
Anixter International, Inc. (a)	2,600	61,230
APA Optics, Inc. (a)	2,800	5,096
Arrow Electronics, Inc. (a)	8,400	136,836
Artesyn Technologies, Inc. (a)	2,600	6,136
Avnet, Inc.	9,178	142,075
AVX Corp.	14,500	178,060
BEI Technologies, Inc.	2,800	33,880
Bell Industries, Inc. (a)	7,200	11,304
Benchmark Electronics, Inc. (a)	1,700	43,180
Benthos, Inc. (a)	2,700	14,688

	Shares	Value (Note 1)
California Amplifier, Inc. (a)	5,300	$ 18,338
CheckPoint Systems, Inc. (a)	1,600	18,400
Chyron Corp. (a)	1,500	360
ClearOne Communications, Inc. (a)	2,600	30,680
Cognex Corp. (a)	5,800	91,350
Coherent, Inc. (a)	1,900	38,551
Craftmade International, Inc.	1,700	24,310
CTS Corp.	1,900	12,160
CyberOptics Corp. (a)	850	4,250
DDi Corp. (a)	10,800	5,292
Diebold, Inc.	7,800	281,112
Digital Video Systems, Inc. (a)	1,800	4,500
Duraswitch Industries, Inc. (a)	1,500	4,697
Electro Scientific Industries, Inc. (a)	3,700	68,783
eMagin Corp. (a)	3,800	1,064
En Pointe Technologies, Inc. (a)	1,400	1,344
ePlus, Inc. (a)	1,200	7,967
Excel Technology, Inc. (a)	1,100	25,069
Fisher Scientific International, Inc. (a)	6,200	178,312
Flir Systems, Inc. (a)	2,000	75,900
Franklin Electric Co., Inc.	1,400	66,500
Frequency Electronics, Inc.	500	3,950
Giga-Tronics, Inc. (a)	3,000	4,080
Global Imaging Systems, Inc. (a)	3,100	60,791
Hathaway Corp. (a)	4,100	11,070
Identix, Inc. (a)	6,514	41,038
IEC Electronics Corp. (a)	100	12
Ingram Micro, Inc. Class A (a)	12,800	174,720
Interlink Electronics, Inc. (a)	1,200	4,200
Intermagnetics General Corp.	3,050	42,334
Itron, Inc. (a)	3,000	40,530
Jabil Circuit, Inc. (a)	17,100	319,941
JMAR Technologies, Inc. (a)	2,900	4,698
Keithley Instruments, Inc.	1,200	16,680
KEMET Corp. (a)	6,700	80,735
Laser Corp. (a)	2,700	2,835
LeCroy Corp. (a)	1,700	17,204
Littelfuse, Inc. (a)	1,400	28,112
LoJack Corp. (a)	3,600	15,552
LSI, Industries, Inc.	2,100	20,496
Mackie Designs, Inc. (a)	1,400	4,060
Maxwell Technologies, Inc. (a)	1,100	6,380
Mechanical Technology, Inc. (a)	4,800	7,392
Medicore, Inc. (a)	3,700	5,180
Merix Corp. (a)	1,450	12,195
Methode Electronics, Inc. Class A	5,200	50,388
Micronetics Wireless, Inc. (a)	1,800	4,716
Millipore Corp.	3,500	123,515
MOCON, Inc.	3,000	25,797
MTS Systems Corp.	3,500	40,530
Nanometrics, Inc. (a)	800	4,088
New Brunswick Scientific, Inc. (a)	3,630	21,780
Newport Corp. (a)	2,900	45,124
NU Horizons Electronics Corp. (a)	4,500	30,870
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Odetics, Inc. Class A (a)	1,200	$ 1,392
OSI Systems, Inc. (a)	2,400	42,216
OYO Geospace Corp. (a)	1,300	14,300
Park Electrochemical Corp.	1,150	24,610
Parlex Corp. (a)	1,600	18,864
PCD, Inc. (a)	1,000	420
Pemstar, Inc. (a)	3,100	3,100
PerkinElmer, Inc.	9,268	52,828
Photon Dynamics, Inc. (a)	2,300	48,001
Pioneer Standard Electronics, Inc.	4,700	46,577
Planar Systems, Inc. (a)	2,200	39,292
Plexus Corp. (a)	2,800	40,936
Powell Industries, Inc. (a)	3,100	54,746
Research Frontiers, Inc. (a)	2,000	18,800
Richardson Electronics Ltd.	4,500	39,915
Robotic Vision Systems, Inc. (a)	3,500	1,750
Rofin-Sinar Technologies, Inc. (a)	2,100	18,669
Rogers Corp. (a)	900	24,750
Roper Industries, Inc.	2,100	72,975
Sanmina-SCI Corp. (a)	45,972	162,741
Satcon Technology Corp.	1,200	1,824
ScanSource, Inc. (a)	900	54,171
Scientific Technologies, Inc. (a)	3,100	11,160
SED International Holdings, Inc. (a)	50	50
Sirenza Microdevices, Inc. (a)	4,500	7,740
SL Industries, Inc. (a)	2,100	11,781
Solectron Corp. (a)	72,736	270,578
Somera Communications, Inc. (a)	2,800	7,700
Spectrian Corp. (a)	3,700	26,270
Spectrum Control, Inc. (a)	1,500	7,920
StockerYale, Inc. (a)	1,200	2,388
Super Vision International, Inc. Class A (a)	2,100	4,305
Superconductor Technologies, Inc. (a)	4,100	5,289
Symbol Technologies, Inc.	18,912	172,477
Sypris Solutions, Inc. (a)	2,700	38,394
Tech Data Corp. (a)	4,400	145,508
Technitrol, Inc.	2,300	45,793
Tektronix, Inc. (a)	6,700	116,312
Teledyne Technologies, Inc. (a)	2,100	37,380
Thermo Electron Corp.	14,270	253,721
Trimble Navigation Ltd. (a)	4,000	56,000
TrueTime, Inc. (a)	3,100	6,634
Ultrak, Inc. (a)	3,700	4,436
Universal Display Corp. (a)	2,400	12,984
Varian, Inc. (a)	2,300	72,542
Veeco Instruments, Inc. (a)	4,200	55,020
Viisage Technology, Inc. (a)	6,100	19,825
Vishay Intertechnology, Inc. (a)	13,890	198,905
Waters Corp. (a)	11,000	274,780
Woodhead Industries, Inc.	1,600	24,864

	Shares	Value (Note 1)
X-Rite, Inc.	2,700	$ 21,465
Zomax, Inc. (a)	4,900	18,669
Zygo Corp. (a)	1,200	7,080
		6,386,506
Internet Software & Services - 0.3%
24/7 Real Media, Inc. (a)	2,300	621
Accrue Software, Inc. (a)	2,400	240
Akamai Technologies, Inc. (a)	15,778	14,989
Allscripts Healthcare Solutions, Inc. (a)	2,200	5,918
Altiris, Inc.	17,200	170,968
America Online Latin America, Inc. (a)	2,200	858
Apropos Technology, Inc. (a)	750	1,169
Ardent Communications, Inc. (a)	2,400	12
Ariba, Inc. (a)	23,300	51,260
Art Technology Group, Inc. (a)	11,400	10,602
Ashton Technology Group, Inc. (a)	4,700	235
Ask Jeeves, Inc. (a)	1,800	2,070
Autobytel, Inc. (a)	7,376	17,112
Blue Coat Systems, Inc. (a)	2,700	1,782
Blue Martini Software, Inc. (a)	12,500	9,688
Braun Consulting, Inc. (a)	1,700	1,972
BroadVision, Inc. (a)	8,328	20,570
Calico Commerce, Inc. (a)	626	182
CenterSpan Communications Corp. (a)	1,300	3,705
Centra Software, Inc. (a)	6,080	8,390
Chordiant Software, Inc. (a)	1,910	1,738
Click Commerce, Inc. (a)	2,500	1,500
CMGI, Inc. (a)	21,108	12,032
CNET Networks, Inc. (a)	8,106	10,133
Commerce One, Inc. (a)	19,220	7,640
Communication Intelligence Corp. (a)	3,800	1,292
Corillian Corp. (a)	500	505
Critical Path, Inc. (a)	14,758	13,282
Crosswalk.com, Inc. (a)	300	108
Cybercash, Inc.	7,800	546
CyberSource Corp. (a)	2,800	5,040
deltathree, Inc. (a)	500	260
Dice, Inc. (a)	3,200	5,472
Digex, Inc. Class A (a)	10,000	2,100
Digital Impact, Inc. (a)	800	1,216
Digital Insight Corp. (a)	4,100	66,830
Digital River, Inc. (a)	4,700	36,566
DigitalThink, Inc. (a)	7,320	11,419
Digitas, Inc. (a)	3,500	10,570
Divine, Inc. Class A (a)	6,125	17,640
Docent, Inc. (a)	2,800	2,128
DoubleClick, Inc. (a)	9,234	51,987
DSL.net, Inc. (a)	300	102
EarthLink, Inc. (a)	10,277	62,690
EasyLink Services Corp. Class A (a)	170	321
eBenX, Inc. (a)	1,900	5,225
eCollege.com (a)	3,900	14,820
eGain Communications Corp. (a)	5,000	1,250
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Elcom International, Inc. (a)	2,200	$ 1,188
Eloquent, Inc.	930	223
eMerge Interactive, Inc. Class A (a)	3,830	1,455
Engage, Inc. (a)	10,700	642
Equinix, Inc. (a)	3,600	1,116
EuroWeb International Corp. (a)	820	1,886
Evolve Software, Inc. (a)	100	17
eXcelon Corp. (a)	2,376	927
EXDS, Inc. (a)	78,900	1
FiNet.com, Inc. (a)	358	419
FirePond, Inc. (a)	190	477
FreeMarkets, Inc. (a)	2,300	13,662
Frontline Communications Corp. (a)	1,600	576
Genuity, Inc. Class A (a)	4,165	1,125
GSV, Inc. (a)	980	127
HearMe	3,800	38
High Speed Access Corp. (a)	5,100	6,222
Hollywood Media Corp. (a)	1,200	1,452
Homeseekers.com, Inc. (a)	3,600	252
HomeStore, Inc. (a)	8,000	4,640
Hotels.com Class A (a)	2,340	97,438
I-Many, Inc. (a)	5,700	14,649
iBasis, Inc. (a)	2,400	1,032
iManage, Inc. (a)	300	756
InfoSpace, Inc. (a)	19,740	10,265
Innodata Corp. (a)	9,200	10,028
INT Media Group, Inc. (a)	1,200	2,846
Intelligroup, Inc. (a)	2,300	2,254
Interland, Inc. (a)	11,088	28,164
Interliant, Inc. (a)	3,200	90
Internap Network Services Corp. (a)	18,300	4,941
Internet America, Inc. (a)	4,200	1,176
Internet Capital Group, Inc. (a)	19,400	5,430
Internet Commerce Corp. Class A (a)	600	966
Internet Pictures Corp. (a)	295	428
Internet Security Systems, Inc. (a)	2,800	42,504
InterWorld Corp. (a)	50	2
Interwoven, Inc. (a)	6,600	16,500
Intraware, Inc. (a)	1,200	1,260
iVillage, Inc. (a)	6,349	5,206
j2 Global Communications, Inc. (a)	1,845	33,210
Jupiter Media Metrix, Inc. (a)	4,711	801
Kana Software, Inc. (a)	3,268	6,209
Keynote Systems, Inc. (a)	1,600	11,664
Landacorp, Inc. (a)	3,900	2,886
Learn2 Corp. (a)	997	80
LendingTree, Inc. (a)	4,950	67,073
Liquid Audio, Inc. (a)	4,100	9,963
Log On America, Inc. (a)	2,300	138
LookSmart Ltd. (a)	5,400	7,668
Loudeye Corp. (a)	2,000	640

	Shares	Value (Note 1)
Marimba, Inc. (a)	2,500	$ 4,500
Marketwatch.com, Inc. (a)	200	850
MatrixOne, Inc. (a)	2,600	12,480
McAfee.com Corp. (a)	2,300	38,295
MedicaLogic/Medscape, Inc. (a)	3,300	759
Modem Media, Inc. Class A (a)	4,300	11,352
Multex.com, Inc. (a)	2,900	9,048
Navidec, Inc. (a)	3,100	372
NaviSite, Inc. (a)	3,500	595
Neoforma, Inc. (a)	2,800	25,256
Net Perceptions, Inc. (a)	1,600	1,720
Net2Phone, Inc. (a)	7,900	26,141
Netegrity, Inc. (a)	9,700	22,213
NetRatings, Inc. (a)	2,200	12,540
New Frontier Media, Inc. (a)	5,000	9,100
NexPrise, Inc. (a)	213	852
NIC, Inc. (a)	3,500	5,775
Niku Corp. (a)	13,900	3,058
NQL, Inc. (a)	5,500	6
OneSource Information Services, Inc. (a)	3,500	22,785
Openwave Systems, Inc. (a)	19,614	19,614
Optio Software, Inc. (a)	3,000	840
Overture Services, Inc. (a)	4,200	85,058
PayPal, Inc.	2,900	63,278
PEC Solutions, Inc. (a)	3,500	81,760
Persistence Software, Inc. (a)	700	476
PopMail.com, Inc. (a)	710	50
Primus Knowledge Solutions, Inc. (a)	800	448
PurchasePro.com, Inc. (a)	5,700	1,254
Quovadx, Inc. (a)	5,115	11,258
RealNetworks, Inc. (a)	10,400	47,632
Register.com, Inc. (a)	6,700	29,815
Retek, Inc. (a)	3,191	15,604
S1 Corp. (a)	3,695	19,325
Saba Software, Inc. (a)	2,400	6,528
Salon Media Group, Inc. (a)	5,500	385
SciQuest, Inc. (a)	700	525
ScreamingMedia, Inc. (a)	200	258
SeeBeyond Technology Corp. (a)	3,000	5,070
Selectica, Inc. (a)	7,900	34,357
SkillSoft Corp. (a)	3,390	34,951
SmartServ Online, Inc. (a)	900	873
SoftNet Systems, Inc. (a)	2,400	5,880
SonicWALL, Inc. (a)	4,500	20,250
SPEEDUS Corp. (a)	6,200	4,957
Sportsline.com, Inc. (a)	1,000	1,250
SSP Solutions, Inc. (a)	2,900	3,480
StarMedia Network, Inc. (a)	3,600	36
Stellent, Inc. (a)	3,900	19,578
Supportsoft, Inc. (a)	2,300	5,520
Switchboard, Inc. (a)	2,900	4,492
The Sedona Corp. (a)	6,100	2,440
The viaLink Co. (a)	2,400	240
theglobe.com, Inc. (a)	6,400	160
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
TheStreet.com, Inc. (a)	3,600	$ 10,260
Tippingpoint Technologies, Inc. (a)	227	2,304
Track Data Corp. (a)	8,200	6,314
Tucows, Inc. (a)	2,000	720
Tumbleweed Communications Corp. (a)	1,858	2,177
U.S. SEARCH.com, Inc. (a)	4,700	2,303
United Online, Inc. (a)	8,152	93,830
Universal Access Global Holdings, Inc. (a)	19,300	4,246
ValueClick, Inc. (a)	17,667	42,577
VeriSign, Inc. (a)	20,739	148,906
VerticalNet, Inc. (a)	530	636
Via Net.Works, Inc. (a)	2,930	2,051
Viant Corp. (a)	3,300	5,181
Vicinity Corp. (a)	1,410	3,174
Vignette Corp. (a)	14,986	13,338
Virage, Inc. (a)	500	545
Visual Data Corp. (a)	3,100	713
Vitria Technology, Inc. (a)	8,500	9,028
WatchGuard Technologies, Inc. (a)	1,900	10,089
Webb Interactive Services, Inc. (a)	4,300	2,236
WebEx Communications, Inc. (a)	2,700	39,771
webMethods, Inc. (a)	6,251	54,690
Websense, Inc. (a)	3,200	54,528
WorldGate Communications, Inc. (a)	1,300	1,326
Yahoo!, Inc. (a)	53,790	553,499
Zix Corp. (a)	900	3,249
		2,892,497
IT Consulting & Services - 0.5%
Acxiom Corp. (a)	10,000	176,500
Affiliated Computer Services, Inc. Class A (a)	11,400	507,300
AlphaNet Solutions, Inc. (a)	400	472
Alternative Resources Corp.	700	322
American Management Systems, Inc. (a)	5,800	87,000
Answerthink, Inc. (a)	1,940	3,977
Anteon International Corp.	3,100	70,525
Bell Microproducts, Inc. (a)	4,400	24,024
CACI International, Inc. Class A (a)	3,400	126,650
Carreker Corp. (a)	6,500	59,540
Ciber, Inc. (a)	4,335	26,487
Cognizant Technology Solutions Corp. Class A (a)	1,200	68,892
Computer Horizons Corp. (a)	5,300	19,716
Computer Sciences Corp. (a)	15,099	556,096
Covansys Corp. (a)	1,255	3,715
CSP, Inc. (a)	3,600	10,434
Direct Insite Corp. (a)	40	100
Edgewater Technology, Inc. (a)	2,800	13,132
Electronic Data Systems Corp.	44,000	1,771,440
eLoyalty Corp. (a)	5,785	27,768

	Shares	Value (Note 1)
Forrester Research, Inc. (a)	3,800	$ 59,356
Gartner, Inc. Class B (a)	4,400	40,480
GRIC Communications, Inc. (a)	2,000	2,959
Health Management Systems, Inc. (a)	400	1,148
IDX Systems Corp. (a)	5,800	67,628
iGate Corp. (a)	2,900	11,429
Inforte Corp. (a)	640	4,864
Keane, Inc. (a)	3,900	31,590
KPMG Consulting, Inc. (a)	16,800	170,520
Lionbridge Technologies, Inc. (a)	3,138	5,492
Manhattan Associates, Inc. (a)	3,500	77,945
ManTech International Corp. Class A	2,100	50,295
MedCom USA, Inc. (a)	2,180	567
Meta Group, Inc. (a)	2,450	8,355
MPS Group, Inc. (a)	8,400	44,940
Netguru, Inc. (a)	1,800	4,050
Netplex Group, Inc. (a)	3,700	78
New Horizons Worldwide, Inc. (a)	1,100	7,601
Perot Systems Corp. Class A (a)	6,700	79,395
PFSweb, Inc. (a)	9,321	3,635
PowerCerv Corp. (a)	666	80
Predictive Systems, Inc. (a)	200	50
ProQuest Co. (a)	3,700	122,840
Razorfish, Inc. Class A (a)	4,891	11,054
Safeguard Scientifics, Inc. (a)	7,700	12,397
Sapient Corp. (a)	7,300	9,271
SAVVIS Communications Corp. (a)	4,980	2,490
SRA International, Inc. Class A	900	22,806
StarTek, Inc. (a)	1,900	41,135
Storage Engine, Inc. (a)	434	304
SunGard Data Systems, Inc. (a)	24,936	614,672
Superior Consultant Holdings Corp. (a)	1,300	5,330
Sykes Enterprises, Inc. (a)	6,100	39,406
Syntel, Inc. (a)	1,400	16,492
Technology Solutions Co. (a)	8,550	9,576
The Management Network Group, Inc. (a)	1,200	1,776
Tier Technologies, Inc. Class B (a)	3,200	61,216
Titan Corp.	5,950	66,938
TSR, Inc. (a)	100	469
Unisys Corp. (a)	27,100	241,190
Zamba Corp. (a)	3,700	518
		5,506,427
Office Electronics - 0.1%
IKON Office Solutions, Inc.	8,700	80,475
Xerox Corp. (a)	63,300	443,733
Zebra Technologies Corp.:
Class A (a)	3,600	195,444
Class B (a)	180	9,772
		729,424
Semiconductor Equipment & Products - 2.7%
8X8, Inc. (a)	1,000	400
Actel Corp. (a)	3,700	52,429
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
ADE Corp. (a)	800	$ 5,208
Advanced Energy Industries, Inc. (a)	4,100	50,430
Advanced Micro Devices, Inc. (a)	28,900	255,765
Advanced Power Technology, Inc. (a)	2,300	17,112
AEHR Test Systems (a)	3,600	19,044
Agere Systems, Inc. Class A (a)	61,184	97,283
Alliance Semiconductor Corp. (a)	2,900	14,210
Altera Corp. (a)	33,900	363,069
Amkor Technology, Inc. (a)	19,900	44,775
Amtech Systems, Inc. (a)	3,500	13,927
ANADIGICS, Inc. (a)	5,550	17,261
Analog Devices, Inc. (a)	32,900	792,890
Applied Materials, Inc. (a)	151,614	2,025,563
Applied Micro Circuits Corp. (a)	22,646	87,187
Artisan Components, Inc. (a)	4,200	38,514
Asyst Technologies, Inc. (a)	4,800	43,056
Atmel Corp. (a)	43,200	99,792
ATMI, Inc. (a)	4,000	68,120
August Technology Corp. (a)	2,100	8,820
Axcelis Technologies, Inc. (a)	11,313	76,476
AXT, Inc. (a)	5,100	27,744
Broadcom Corp. Class A (a)	24,200	399,058
Brooks-PRI Automation, Inc. (a)	4,983	85,209
Cabot Microelectronics Corp. (a)	1,690	71,741
California Micro Devices Corp. (a)	1,400	9,380
Celeritek, Inc. (a)	800	6,224
ChipPAC, Inc. Class A (a)	4,500	13,815
Cirrus Logic, Inc. (a)	10,000	39,500
Cohu, Inc.	3,000	42,450
Conexant Systems, Inc. (a)	22,618	33,475
Credence Systems Corp. (a)	4,780	55,209
Cree, Inc. (a)	4,600	63,296
Cymer, Inc. (a)	3,200	77,440
Cypress Semiconductor Corp. (a)	9,500	100,035
DPAC Technologies Corp. (a)	5,400	11,821
DSP Group, Inc. (a)	4,100	74,456
DuPont Photomasks, Inc. (a)	2,500	60,900
Electroglas, Inc. (a)	5,100	15,759
EMCORE Corp. (a)	2,300	6,670
Entegris, Inc. (a)	500	4,515
ESS Technology, Inc. (a)	5,600	66,920
Exar Corp. (a)	4,900	72,912
Fairchild Semiconductor International, Inc. Class A (a)	9,200	111,044
FEI Co. (a)	1,500	26,283
FSI International, Inc. (a)	4,200	18,480
GlobespanVirata, Inc. (a)	10,662	37,530
Helix Technology, Inc.	3,600	38,700
Hi/fn, Inc. (a)	4,025	22,470
Ibis Technology Corp. (a)	3,200	12,096
Insilicon Corp. (a)	4,700	18,946

	Shares	Value (Note 1)
Integrated Circuit Systems, Inc. (a)	4,600	$ 82,018
Integrated Device Technology, Inc. (a)	8,100	107,163
Integrated Silicon Solution, Inc. (a)	5,700	28,728
Integrated Telecom Express, Inc. (a)	2,900	4,234
Intel Corp.	628,978	10,485,063
International Rectifier Corp. (a)	5,300	115,328
Intersil Corp. Class A (a)	10,947	185,223
Intest Corp. (a)	2,800	9,940
IXYS Corp. (a)	3,700	19,055
KLA-Tencor Corp. (a)	17,000	558,790
Kopin Corp. (a)	9,400	58,374
Kulicke & Soffa Industries, Inc. (a)	6,400	23,808
LAM Research Corp. (a)	10,400	120,952
Lattice Semiconductor Corp. (a)	7,200	45,936
Linear Technology Corp.	28,400	744,648
LSI Logic Corp. (a)	30,600	224,298
LTX Corp. (a)	3,300	25,872
Mattson Technology, Inc. (a)	7,800	19,734
Maxim Integrated Products, Inc. (a)	29,431	930,314
MEMC Electronic Materials, Inc. (a)	1,600	5,840
Micrel, Inc. (a)	9,900	109,395
Micro Component Technology, Inc. (a)	4,500	4,050
Micro Linear Corp. (a)	100	310
Microchip Technology, Inc. (a)	17,361	365,449
Micron Technology, Inc. (a)	55,200	952,200
Microsemi Corp. (a)	6,200	40,170
Microtune, Inc. (a)	9,100	39,585
MIPS Technologies, Inc. Class A (a)	6,500	13,195
MKS Instruments, Inc. (a)	4,944	67,288
Monolithic System Technology, Inc. (a)	4,500	40,455
Multilink Technology Corp. (a)	13,600	3,944
Mykrolis Corp.	11,068	80,354
National Semiconductor Corp. (a)	15,400	246,246
Novellus Systems, Inc. (a)	12,564	307,315
NVIDIA Corp. (a)	12,700	128,341
Oak Technology, Inc. (a)	2,200	9,614
Omnivision Technologies, Inc. (a)	3,800	34,200
ON Semiconductor Corp. (a)	18,800	36,284
PDF Solutions, Inc. (a)	4,200	25,200
Pericom Semiconductor Corp. (a)	4,500	40,770
Photronics, Inc. (a)	4,895	60,306
Pixelworks, Inc. (a)	5,600	31,696
PLX Technology, Inc. (a)	4,100	9,020
Power Integrations, Inc. (a)	3,900	55,653
QLogic Corp. (a)	8,133	272,862
Rambus, Inc. (a)	13,300	72,485
Ramtron International Corp. (a)	4,700	14,053
Reliability, Inc. (a)	100	157
RF Micro Devices, Inc. (a)	13,200	88,308
Rudolph Technologies, Inc. (a)	1,100	13,860
Semitool, Inc. (a)	4,700	29,140
Semtech Corp. (a)	5,500	72,655
Silicon Image, Inc. (a)	8,600	36,636
Silicon Laboratories, Inc. (a)	5,300	119,727
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Silicon Storage Technology, Inc. (a)	11,100	$ 60,051
Siliconix, Inc. (a)	4,900	107,065
Sipex Corp. (a)	1,500	4,500
Skyworks Solutions, Inc. (a)	17,338	72,820
SpeedFam-IPEC, Inc. (a)	1,542	6,939
SRS Labs, Inc. (a)	2,700	7,020
Standard Microsystems Corp. (a)	2,900	56,231
Tegal Corp. (a)	6,100	3,722
Teradyne, Inc. (a)	15,393	194,721
Texas Instruments, Inc.	161,058	3,172,843
Therma-Wave, Inc. (a)	5,400	7,776
Three-Five Systems, Inc. (a)	1,500	8,610
Transmeta Corp. (a)	19,000	22,990
Transwitch Corp. (a)	15,850	10,461
Trident Microsystems, Inc. (a)	500	1,890
Trio-Tech International (a)	3,600	7,200
TriQuint Semiconductor, Inc. (a)	10,401	55,125
TTM Technologies, Inc. (a)	2,625	7,928
Tvia, Inc. (a)	6,300	3,339
Ultratech Stepper, Inc. (a)	3,500	44,485
Varian Semiconductor Equipment Associates, Inc. (a)	2,200	46,024
Virage Logic Corp. (a)	3,500	37,100
Vitesse Semiconductor Corp. (a)	13,700	18,221
Xicor, Inc. (a)	6,000	27,360
Xilinx, Inc. (a)	30,100	581,532
Zoran Corp. (a)	3,850	50,705
		27,648,308
Software - 4.1%
A.D.A.M., Inc. (a)	1,800	1,548
Acclaim Entertainment, Inc. (a)	14,700	40,425
Activision, Inc. (a)	5,250	146,318
Actuate Corp. (a)	2,900	6,638
Adept Technology, Inc. (a)	3,400	3,842
Adobe Systems, Inc.	21,200	426,120
Advent Software, Inc. (a)	4,100	70,438
Agile Software Corp. (a)	2,800	18,872
American Software, Inc. Class A (a)	3,700	11,322
Analytical Surveys, Inc. (a)	200	48
Ansoft Corp. (a)	500	2,080
Ansys, Inc. (a)	3,400	70,380
Applied Digital Solutions, Inc. (a)	10,900	5,559
Applix, Inc. (a)	2,600	3,562
ARI Network Services, Inc. (a)	2,800	840
Artisoft, Inc. (a)	3,200	2,144
Ascential Software Corp. (a)	25,660	56,195
Aspen Technology, Inc. (a)	4,900	19,698
Authentidate Holding Corp. (a)	1,900	4,275
Autodesk, Inc.	7,600	101,080
AvantGo, Inc. (a)	5,700	3,306
Axeda Systems, Inc. (a)	4,600	2,576

	Shares	Value (Note 1)
Barra, Inc. (a)	2,850	$ 99,437
Base TEN Systems, Inc. Class A (a)	40	2
BEA Systems, Inc. (a)	35,600	217,516
BindView Development Corp. (a)	4,100	4,387
Bitstream, Inc. Class A (a)	10,300	27,810
BMC Software, Inc. (a)	20,845	289,746
Borland Software Corp. (a)	9,200	91,080
Bottomline Technologies, Inc. (a)	1,400	7,490
Brio Software, Inc. (a)	5,000	8,745
BSQUARE Corp. (a)	1,200	912
Cadence Design Systems, Inc. (a)	22,768	306,685
Caldera International, Inc. (a)	550	1,089
CAM Commerce Solutions, Inc. (a)	2,300	7,616
Caminus Corp. (a)	5,600	11,144
Captaris, Inc. (a)	7,200	17,856
Captiva Software Corp. (a)	2,000	2,102
Catapult Communications Corp. (a)	1,500	17,505
Cerner Corp. (a)	4,000	149,440
Citrix Systems, Inc. (a)	14,600	91,980
Clarus Corp. (a)	1,000	5,090
Computer Associates International, Inc.	51,956	581,907
Compuware Corp. (a)	31,400	113,982
Concero, Inc. (a)	1,700	527
Concord Communications, Inc. (a)	4,200	31,710
Concur Technologies, Inc. (a)	3,000	5,460
Convera Corp. Class A (a)	400	564
Corio, Inc. (a)	7,600	5,244
Datakey, Inc. (a)	3,600	12,600
Datastream Systems, Inc. (a)	2,700	16,713
Datatec Systems, Inc. (a)	5,100	5,049
Datawatch Corp. (a)	1,134	3,289
Dendrite International, Inc. (a)	3,850	24,063
Digimarc Corp. (a)	1,100	10,087
DocuCorp International, Inc. (a)	2,820	42,018
Documentum, Inc. (a)	3,200	49,376
E.piphany, Inc. (a)	9,600	31,680
Eclipsys Corp. (a)	6,205	44,676
Electronic Arts, Inc. (a)	12,500	790,750
Elevon, Inc. (a)	4,500	3,825
Embarcadero Technologies, Inc. (a)	2,400	15,504
Entrust, Inc. (a)	7,900	33,804
Epicor Software Corp. (a)	438	622
EPIQ Systems, Inc. (a)	3,550	69,225
ePresence, Inc. (a)	600	1,050
Exchange Applications, Inc. (a)	110	46
Fair, Isaac & Co., Inc.	4,250	150,663
FileNET Corp. (a)	1,300	17,654
Fonix Corp. (a)	18,600	1,107
Fortel, Inc. (a)	9,900	1,188
General Magic, Inc. (a)	950	475
Geoworks Corp. (a)	1,000	130
Gerber Scientific, Inc. (a)	3,800	8,778
GraphOn Corp. (a)	4,200	1,218
HealthCentral.com (a)	4,094	41
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
HPL Technologies, Inc. (a)	4,400	$ 440
Hyperion Solutions Corp. (a)	4,595	104,307
i2 Technologies, Inc. (a)	32,680	29,412
Inet Technologies, Inc. (a)	7,500	37,500
Infinium Software, Inc. (a)	3,800	18,126
Infogrames, Inc. (a)	5,000	15,050
Informatica Corp. (a)	5,200	23,816
Information Architects Corp. (a)	340	68
Inktomi Corp. (a)	19,500	9,750
InteliData Technologies Corp. (a)	4,700	3,948
IntelliCorp, Inc. (a)	6,000	360
Interactive Intelligence, Inc. (a)	2,100	7,350
Intertrust Technologies Corp. (a)	4,700	13,865
InterVoice-Brite, Inc. (a)	2,387	3,836
Intrusion, Inc. (a)	3,600	1,800
Intuit, Inc. (a)	19,031	849,354
J.D. Edwards & Co. (a)	12,800	167,040
Jack Henry & Associates, Inc.	10,100	164,832
JDA Software Group, Inc. (a)	3,900	49,413
Kronos, Inc. (a)	2,700	70,092
Latitude Communications, Inc. (a)	2,400	1,872
Lawson Software, Inc.	11,100	49,950
Legato Systems, Inc. (a)	12,556	35,659
Level 8 Systems, Inc. (a)	1,500	840
Liberate Technologies (a)	14,000	26,460
Lightspan, Inc. (a)	2,380	3,808
Macromedia, Inc. (a)	6,600	45,144
Magma Design Automation, Inc.	4,600	45,540
Manugistics Group, Inc. (a)	7,700	30,800
Mapics, Inc. (a)	700	4,369
MapInfo Corp. (a)	4,025	25,116
Mentor Graphics Corp. (a)	7,500	53,250
Mercator Software, Inc. (a)	2,000	2,840
Mercury Interactive Corp. (a)	6,600	167,706
MetaSolv, Inc. (a)	1,300	2,678
Micromuse, Inc. (a)	12,100	36,542
MICROS Systems, Inc. (a)	1,800	43,938
Microsoft Corp. (a)	509,225	24,992,763
MicroStrategy, Inc. Class A (a)	3,489	39,391
Moldflow Corp. (a)	3,600	20,736
MRO Software, Inc. (a)	3,700	36,704
National Instruments Corp. (a)	5,750	163,013
NEON Systems, Inc. (a)	900	3,510
NetIQ Corp. (a)	3,908	75,815
NetManage, Inc. (a)	8,100	1,863
Netsol Technologies, Inc. (a)	100	14
Network Associates, Inc. (a)	12,261	159,393
Network-1 Security Solutions, Inc. (a)	2,100	1,533
Novell, Inc. (a)	26,073	67,790
Nuance Communications, Inc. (a)	4,500	13,050
Numerical Technologies, Inc. (a)	4,400	20,196

	Shares	Value (Note 1)
NYFIX, Inc. (a)	5,400	$ 27,000
ON Technology Corp. (a)	3,000	6,747
ONYX Software Corp. (a)	3,500	7,210
Opnet Technologies, Inc. (a)	400	2,616
Optika, Inc. (a)	1,900	2,280
Oracle Corp. (a)	513,400	4,923,506
Parametric Technology Corp. (a)	19,700	44,916
Peerless Systems Corp. (a)	200	204
Pegasystems, Inc. (a)	100	890
PeopleSoft, Inc. (a)	27,840	447,667
Peregrine Systems, Inc. (a)	14,056	3,865
Pervasive Software, Inc. (a)	6,100	19,825
Phoenix Technologies Ltd. (a)	3,000	22,320
Plato Learning, Inc. (a)	1,833	14,407
Portal Software, Inc. (a)	26,800	11,256
PracticeWorks, Inc. (a)	900	13,680
Previo, Inc. (a)	25	53
Programmer's Paradise, Inc. (a)	1,200	2,532
Progress Software Corp. (a)	3,900	54,600
Pumatech, Inc. (a)	6,400	2,560
QRS Corp. (a)	1,450	9,222
Quest Software, Inc. (a)	6,600	68,376
Radiant Systems, Inc. (a)	2,700	25,866
RadiSys Corp. (a)	3,400	24,480
Rational Software Corp. (a)	15,600	106,080
Red Hat, Inc. (a)	14,800	70,300
Renaissance Learning, Inc. (a)	4,400	74,404
Resonate, Inc. (a)	1,900	2,470
Reynolds & Reynolds Co. Class A	5,000	124,250
Rogue Wave Software, Inc. (a)	4,600	8,740
Roxio, Inc. (a)	4,288	17,581
RSA Security, Inc. (a)	7,800	18,408
SafeNet, Inc.	1,900	34,675
Sagent Technology, Inc. (a)	6,300	1,770
Sanchez Computer Associates, Inc. (a)	1,300	4,979
ScanSoft, Inc. (a)	8,533	37,033
SeaChange International, Inc. (a)	4,650	31,341
Secure Computing Corp. (a)	7,500	33,150
Segue Software, Inc. (a)	1,900	2,147
SERENA Software, Inc. (a)	2,100	31,941
Siebel Systems, Inc. (a)	41,180	348,383
Smith Micro Software, Inc. (a)	5,400	2,376
Sonic Foundry, Inc. (a)	1,800	1,728
SpeechWorks International, Inc. (a)	2,000	6,560
SPSS, Inc. (a)	1,760	20,240
Starbase Corp. (a)	410	316
Sybase, Inc. (a)	11,847	165,976
Symantec Corp. (a)	12,280	351,208
Synopsys, Inc. (a)	8,257	356,290
Synplicity, Inc. (a)	300	1,503
Systems & Computer Technology Corp. (a)	3,700	23,347
Take-Two Interactive Software, Inc. (a)	4,600	115,460
TALX Corp.	2,900	37,004
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Tarantella, Inc. (a)	4,200	$ 1,428
TCSI Corp. (a)	8,200	2,870
THQ, Inc. (a)	3,300	76,230
TIBCO Software, Inc. (a)	17,333	72,972
Timberline Software Corp.	354	1,759
TradeStation Group, Inc. (a)	1,200	1,716
Transaction Systems Architects, Inc. Class A (a)	2,000	17,200
Tripos, Inc. (a)	2,100	17,913
Ulticom, Inc. (a)	2,900	17,342
V-One Corp. (a)	5,800	2,204
VA Software Corp. (a)	14,807	17,176
Vastera, Inc. (a)	2,200	5,280
Verint Systems, Inc.	2,100	18,060
VERITAS Software Corp. (a)	37,246	603,013
Verity, Inc. (a)	5,700	62,130
Versant Corp. (a)	3,200	1,961
Versata, Inc. (a)	316	417
Vertel Corp. (a)	5,600	560
Viewpoint Corp. (a)	3,600	15,840
Visual Networks, Inc. (a)	6,000	6,240
Voxware, Inc. (a)	9,500	760
Wave Systems Corp. Class A (a)	2,100	4,325
Wind River Systems, Inc. (a)	11,250	57,488
Witness Systems, Inc. (a)	1,170	7,664
		40,950,851
TOTAL INFORMATION TECHNOLOGY		131,375,479
MATERIALS - 3.0%
Chemicals - 1.6%
A. Schulman, Inc.	5,900	124,608
Air Products & Chemicals, Inc.	20,200	947,582
Airgas, Inc. (a)	5,100	78,540
Albemarle Corp.	3,240	99,889
American Pacific Corp. (a)	800	7,080
American Vanguard Corp.	586	12,160
Arch Chemicals, Inc.	1,600	33,280
Atlantis Plastics, Inc. Class A (a)	600	2,820
Bairnco Corp.	800	4,640
Balchem Corp.	500	12,125
Cabot Corp.	5,000	119,200
Calgon Carbon Corp.	3,000	18,000
Cambrex Corp.	1,700	65,127
CFC International, Inc. (a)	600	2,400
ChemFirst, Inc.	1,200	34,788
Crompton Corp.	8,071	89,992
Cytec Industries, Inc. (a)	5,500	146,300
Dow Chemical Co.	85,043	2,569,999
E.I. du Pont de Nemours & Co.	94,885	3,824,814
Eastman Chemical Co.	6,400	287,168

	Shares	Value (Note 1)
Ecolab, Inc.	13,200	$ 594,528
Eden Bioscience Corp. (a)	8,500	14,705
Engelhard Corp.	14,500	379,320
Environmental Technologies Corp. (a)	700	21
Ethyl Corp. (a)	80	272
Ferro Corp.	3,650	95,448
Flamemaster Corp.	400	2,776
FMC Corp.	4,300	121,733
Georgia Gulf Corp.	5,100	130,050
Great Lakes Chemical Corp.	3,800	109,288
H.B. Fuller Co.	4,800	129,360
Hawkins, Inc.	1,000	8,949
Hercules, Inc. (a)	13,300	139,650
IMC Global, Inc.	8,000	105,920
International Flavors & Fragrances, Inc.	8,400	270,900
International Specialty Products, Inc. (a)	5,000	49,250
LESCO, Inc.	3,100	36,270
Lubrizol Corp.	3,800	118,560
Lyondell Chemical Co.	14,400	206,352
MacDermid, Inc.	2,200	45,408
Material Sciences Corp. (a)	1,300	18,200
Millennium Chemicals, Inc.	4,700	62,510
Minerals Technologies, Inc.	3,200	127,200
Monsanto Co.	26,456	485,997
Nanophase Technologies Corp. (a)	4,000	18,400
NL Industries, Inc.	3,500	51,450
Olin Corp.	3,300	62,700
OM Group, Inc.	1,700	89,641
OMNOVA Solutions, Inc. (a)	3,100	16,430
Penford Corp.	600	8,484
Plymouth Rubber Co., Inc. Class A (a)	500	600
PolyOne Corp.	7,500	70,125
PPG Industries, Inc.	16,400	922,828
Praxair, Inc.	14,300	801,229
Quaker Chemical Corp.	700	14,560
Rohm & Haas Co.	19,396	705,820
RPM, Inc.	8,925	136,374
Sigma Aldrich Corp.	8,000	408,000
Solutia, Inc.	11,400	74,100
Southwall Technologies, Inc. (a)	800	2,080
Spartech Corp.	2,000	42,800
Stepan Co.	700	19,495
Summa Industries, Inc. (a)	500	4,825
Symyx Technologies, Inc. (a)	5,000	52,650
Terra Industries, Inc. (a)	400	780
The Scotts Co. Class A (a)	3,900	190,047
Valhi, Inc.	8,400	114,492
Valspar Corp.	3,600	145,944
Vulcan International Corp.	100	3,850
W.R. Grace & Co. (a)	4,800	10,320
Zoltek Companies, Inc. (a)	800	1,656
		15,702,859
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Construction Materials - 0.1%
Amcol International Corp.	400	$ 2,180
Ameron International Corp.	300	14,775
Centex Construction Products, Inc.	1,000	36,800
Florida Rock Industries, Inc.	1,500	50,640
Lafarge North America, Inc.	7,400	251,674
Martin Marietta Materials, Inc.	5,300	194,192
Texas Industries, Inc.	1,200	33,732
U.S. Aggregates, Inc. (a)	400	3
U.S. Concrete, Inc. (a)	100	561
Vulcan Materials Co.	11,200	437,024
		1,021,581
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	600	22,200
Aptargroup, Inc.	2,600	83,460
Ball Corp.	4,400	219,164
Bemis Co., Inc.	3,900	206,622
Caraustar Industries, Inc.	900	9,540
Chesapeake Corp.	500	10,275
Crown Cork & Seal, Inc. (a)	16,500	96,030
Greif Brothers Corp. Class A	900	23,472
Jarden Corp. (a)	2,500	68,125
Longview Fibre Co.	10,700	74,472
Myers Industries, Inc.	1,815	28,550
Owens-Illinois, Inc. (a)	12,000	140,400
Packaging Corp. of America (a)	12,200	229,726
Pactiv Corp. (a)	15,700	285,112
Rock-Tenn Co. Class A	5,000	81,500
Sealed Air Corp.	6,760	104,712
Silgan Holdings, Inc. (a)	3,200	101,152
Smurfit-Stone Container Corp. (a)	26,398	370,100
Sonoco Products Co.	11,150	262,917
Temple-Inland, Inc.	4,500	230,175
		2,647,704
Metals & Mining - 0.6%
AK Steel Holding Corp. (a)	8,163	74,283
Alcoa, Inc.	78,432	1,967,859
Allegheny Technologies, Inc.	9,514	82,677
Alliance Resource Partners LP	100	2,460
Arch Coal, Inc.	6,319	115,638
Birmingham Steel Corp. (a)	1,100	418
Brush Engineered Materials, Inc. (a)	200	2,000
Carpenter Technology Corp.	1,200	25,008
Century Aluminum Co.	6,300	57,267
Cleveland-Cliffs, Inc.	3,000	78,960
Coeur d'Alene Mines Corp. (a)	9,300	18,414
Commercial Metals Co.	1,200	22,704
Commonwealth Industries, Inc.	500	2,540
CONSOL Energy, Inc.	9,700	137,061
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	12,800	209,792

	Shares	Value (Note 1)
Gibraltar Steel Corp.	100	$ 2,000
GrafTech International Ltd. (a)	4,700	40,702
Hecla Mining Co. (a)	18,300	71,370
Liquidmetal Technologies	62,300	441,084
Massey Energy Corp.	8,200	66,830
Meridian Gold, Inc. (a)	10,000	190,238
National Steel Corp. Class B (a)	1,800	270
Newmont Mining Corp. Holding Co.	35,003	997,235
NN, Inc.	100	961
Nucor Corp.	6,900	345,276
Oregon Steel Mills, Inc. (a)	700	4,900
Peabody Energy Corp.	3,800	97,318
Phelps Dodge Corp.	7,272	234,958
Quanex Corp.	400	16,200
Royal Gold, Inc.	4,400	65,383
RTI International Metals, Inc. (a)	600	6,072
Ryerson Tull, Inc.	811	6,001
Steel Dynamics, Inc. (a)	7,600	91,884
Stillwater Mining Co. (a)	5,500	51,645
Synalloy Corp.	700	1,498
Titanium Metals Corp. (a)	4,100	10,578
Tremont Corp.	200	7,100
United States Steel Corp.	12,400	170,252
Universal Stainless & Alloy Products, Inc. (a)	2,700	19,710
USEC, Inc.	15,100	114,005
WHX Corp. (a)	166	365
Worthington Industries, Inc.	11,700	207,675
		6,058,591
Paper & Forest Products - 0.4%
Boise Cascade Corp.	5,500	148,775
Bowater, Inc.	4,100	167,608
Buckeye Technologies, Inc. (a)	1,700	12,223
Georgia-Pacific Group	19,775	416,264
International Paper Co.	43,872	1,651,781
Louisiana-Pacific Corp.	10,600	82,150
MeadWestvaco Corp.	20,273	472,158
P.H. Glatfelter Co.	1,300	17,745
Pope & Talbot, Inc.	1,500	19,920
Potlatch Corp.	4,300	133,386
Rayonier, Inc.	3,600	175,320
Wausau-Mosinee Paper Corp.	1,800	17,460
Weyerhaeuser Co.	20,600	1,122,906
		4,437,696
TOTAL MATERIALS		29,868,431
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.8%
Alaska Communication Systems Group, Inc. (a)	4,500	7,830
Allegiance Telecom, Inc. (a)	7,100	5,325
ALLTEL Corp.	27,965	1,176,208
AT&T Corp.	355,681	4,346,422
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T Latin America Corp. Class A (a)	1,000	$ 810
BellSouth Corp.	177,900	4,148,628
Broadwing, Inc. (a)	14,498	46,684
C-Phone Corp. (a)	500	6
CenturyTel, Inc.	11,675	315,809
Choice One Communications, Inc. (a)	1,740	870
Citizens Communications Co.	26,025	190,503
Cogent Communications Group, Inc. (a)	43	54
Commonwealth Telephone Enterprises, Inc. (a)	3,600	137,700
Covad Communications Group, Inc. (a)	24,125	26,055
CT Communications, Inc.	600	8,538
CTC Communications Group, Inc. (a)	3,000	480
D&E Communications, Inc.	2,800	32,060
DSET Corp. (a)	875	210
Fibernet Telecom Group, Inc. (a)	900	95
Focal Communications Corp. (a)	111	114
Focal Communications Corp. warrants 12/14/07 (a)	613	6
General Communications, Inc. Class A (a)	4,500	13,050
HickoryTech Corp.	300	4,350
I-Link Corp. (a)	9,000	1,980
IDT Corp. (a)	1,500	26,475
Infonet Services Corp. Class B (a)	19,900	42,785
Intrado, Inc. (a)	3,300	37,026
ITC DeltaCom, Inc. (a)	5,400	378
ITXC Corp. (a)	4,800	17,808
Level 3 Communications, Inc. (a)	43,300	224,294
McLeodUSA, Inc. Class A (a)	3,004	1,172
Mpower Holding Corp. (a)	47	7
OpticNet, Inc. (a)	1,200	0
Pac-West Telecomm, Inc. (a)	1,090	371
Primus Telecommunications Group, Inc. (a)	1,261	1,072
PTEK Holdings, Inc. (a)	8,216	45,599
Qwest Communications International, Inc. (a)	157,135	510,689
RCN Corp. (a)	5,200	4,316
SBC Communications, Inc.	313,365	7,752,650
Sprint Corp. - FON Group	81,100	940,760
SureWest Communications	1,200	48,000
Talk America Holdings, Inc.	15,900	40,068
Talk Visual Corp. (a)	11,700	135
Time Warner Telecom, Inc. Class A (a)	12,100	13,310
Touch America Holdings, Inc. (a)	16,400	13,284
U.S. LEC Corp. Class A (a)	1,600	3,856
Verizon Communications, Inc.	254,202	7,880,262
WorldCom, Inc.:
MCI Group	14,309	3,119
WorldCom Group (a)	279,758	31,053
WorldQuest Networks, Inc. (a)	310	589

	Shares	Value (Note 1)
XETA Technologies, Inc. (a)	2,000	$ 4,598
Z-Tel Technologies, Inc. (a)	1,100	1,518
		28,108,981
Wireless Telecommunication Services - 0.3%
Aether Systems, Inc. (a)	6,000	17,040
AirGate PCS, Inc. (a)	4,300	5,203
Alamosa Holdings, Inc. (a)	15,050	7,074
American Tower Corp. Class A (a)	12,200	30,012
At Road, Inc. (a)	8,100	48,357
AT&T Wireless Services, Inc. (a)	252,052	1,245,137
Boston Communications Group, Inc. (a)	2,300	20,863
Centennial Communications Corp. Class A (a)	6,600	16,500
Crown Castle International Corp. (a)	27,700	63,710
Dobson Communications Corp. Class A (a)	10,850	3,798
EMS Technologies, Inc. (a)	2,000	39,120
GoAmerica, Inc. (a)	2,400	672
i3 Mobile, Inc. (a)	4,300	1,247
LCC International, Inc. (a)	2,300	4,255
Leap Wireless International, Inc. (a)	1,800	702
Metro One Telecommunications, Inc. (a)	3,600	43,884
Motient Corp. warrants 5/1/04 (a)	57	6
Nextel Communications, Inc. Class A (a)	72,100	548,681
Nextel Partners, Inc. Class A (a)	16,800	91,728
NTELOS, Inc. (a)	300	153
o2wireless Solutions, Inc. (a)	3,000	480
Price Communications Corp. (a)	5,165	59,914
Rural Cellular Corp. Class A (a)	4,700	9,588
SBA Communications Corp. Class A (a)	6,500	9,295
SpectraSite Holdings, Inc. (a)	8,600	1,720
Sprint Corp. - PCS Group Series 1 (a)	88,700	351,252
Telephone & Data Systems, Inc.	6,200	370,450
Triton PCS Holdings, Inc. Class A (a)	6,400	17,280
U.S. Unwired, Inc. Class A (a)	8,000	7,440
Ubiquitel, Inc. (a)	16,900	6,760
United States Cellular Corp. (a)	8,100	254,745
Western Wireless Corp. Class A (a)	8,500	23,800
Wireless Facilities, Inc. (a)	8,900	42,364
		3,343,230
TOTAL TELECOMMUNICATION SERVICES		31,452,211
UTILITIES - 3.0%
Electric Utilities - 2.1%
AES Corp. (a)	44,533	134,490
Allegheny Energy, Inc.	9,700	200,305
Allete, Inc.	5,700	141,930
Alliant Energy Corp.	12,000	250,200
Ameren Corp.	14,600	643,130
American Electric Power Co., Inc.	32,000	1,091,200
Black Hills Corp.	2,900	79,025
Cinergy Corp.	14,600	502,240
Cleco Corp.	800	13,320
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
CMS Energy Corp.	11,300	$ 119,328
Consolidated Edison, Inc.	21,300	866,697
Constellation Energy Group, Inc.	13,900	389,339
Dominion Resources, Inc.	25,768	1,615,911
DPL, Inc.	14,869	275,820
DQE, Inc.	10,200	153,102
DTE Energy Co.	17,635	756,718
Edison International (a)	33,800	404,924
Entergy Corp.	22,700	957,713
Exelon Corp.	30,012	1,405,162
FirstEnergy Corp.	30,213	997,029
FPL Group, Inc.	17,800	1,016,024
Great Plains Energy, Inc.	2,200	45,914
Hawaiian Electric Industries, Inc.	1,800	81,108
IDACORP, Inc.	3,800	102,068
Northeast Utilities	14,000	245,140
NSTAR	5,834	248,528
OGE Energy Corp.	3,600	69,120
Pepco Holdings, Inc.	20,725	447,246
PG&E Corp. (a)	33,300	377,955
Pinnacle West Capital Corp.	6,700	223,847
PNM Resources, Inc.	6,200	136,896
PPL Corp.	13,110	476,549
Progress Energy, Inc.	21,898	1,018,695
Public Service Enterprise Group, Inc.	21,400	753,280
Puget Energy, Inc.	5,500	119,350
Reliant Energy, Inc.	30,000	355,500
Southern Co.	68,900	1,995,344
TECO Energy, Inc.	12,000	237,000
TXU Corp.	23,600	1,141,296
Unisource Energy Corp.	3,000	50,940
Wisconsin Energy Corp.	13,300	337,953
WPS Resources Corp.	5,400	199,800
Xcel Energy, Inc.	41,415	400,069
		21,077,205
Gas Utilities - 0.4%
AGL Resources, Inc.	8,800	202,224
Atmos Energy Corp.	2,200	47,168
El Paso Corp.	52,381	885,763
Energen Corp.	1,000	26,510
KeySpan Corp.	16,592	581,384
Kinder Morgan Management LLC	4,784	153,136
Kinder Morgan, Inc.	10,502	432,577
National Fuel Gas Co.	10,800	219,024
New Jersey Resources Corp.	1,050	32,813
Nicor, Inc.	7,300	207,320
NiSource, Inc.	22,604	449,594
Northwest Natural Gas Co.	3,400	95,370
ONEOK, Inc.	2,400	46,416
Peoples Energy Corp.	5,800	193,836
Piedmont Natural Gas Co., Inc.	1,800	64,782

	Shares	Value (Note 1)
Sempra Energy	20,573	$ 493,958
Southern Union Co.	3,769	50,505
Southwest Gas Corp.	1,000	21,150
Southwestern Energy Co. (a)	800	9,160
TC Pipelines LP	1,000	25,890
UGI Corp.	4,200	147,630
WGL Holdings, Inc.	2,700	65,286
		4,451,496
Multi-Utilities & Unregulated Power - 0.4%
Aquila, Inc.	12,592	49,487
Avista Corp.	4,400	55,968
Calpine Corp. (a)	31,000	151,280
Duke Energy Corp.	76,100	2,041,763
Dynegy, Inc. Class A	30,072	62,550
Energy East Corp.	10,405	217,673
MDU Resources Group, Inc.	4,500	108,585
Mirant Corp. (a)	38,209	144,430
NewPower Holdings, Inc. (a)	4,300	116
Northwestern Corp.	5,200	66,300
Questar Corp.	7,400	184,556
Reliant Resources, Inc. (a)	13,400	67,000
SCANA Corp.	12,956	362,509
Sierra Pacific Resources	4,152	30,725
Vectren Corp.	4,500	105,750
Westar Energy, Inc.	11,600	141,520
Williams Companies, Inc.	44,405	142,984
		3,933,196
Water Utilities - 0.1%
American Water Works, Inc.	11,400	506,958
Philadelphia Suburban Corp.	8,325	157,010
		663,968
TOTAL UTILITIES		30,125,865
TOTAL COMMON STOCKS (Cost $1,326,000,584)		989,410,406
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
USA Interactive Series A, $0.995 (Cost $56,492)	1,635	68,670
Nonconvertible Bonds - 0.0%
	Principal Amount
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Delaware Global Technologies Corp. 6% 3/28/07	$ 1,239	6
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MicroStrategy, Inc. 7.5% 6/24/07	$ 22,600	$ 3,164
TOTAL NONCONVERTIBLE BONDS (Cost $1,224)		3,170
U.S. Treasury Obligations - 1.8%

U.S. Treasury Bills, yield at date of purchase 1.52% to 1.69% 9/12/02 to 10/24/02 (c) (Cost $18,018,442)	18,048,000	18,019,131
Money Market Funds - 6.9%
	Shares
Deutsche Daily Assets Fund Institutional, 1.99% (b) (Cost $70,036,672)	70,036,672	70,036,672
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $1,414,113,414)		1,077,538,049
NET OTHER ASSETS - (6.7)%		(67,943,573)
NET ASSETS - 100%		$ 1,009,594,476
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
4 S&P® Midcap 400 Index Contracts	Sept. 2002	$ 887,200	$ 32,801
13 Russell 2000® Index Contracts	Sept. 2002	2,541,825	46,247
70 S&P 500® Index Contracts	Sept. 2002	16,031,750	588,831
		$ 19,460,775	$ 667,879

The face value of futures purchased as a percentage of net assets - 1.9%
Legend
(a) Non-income producing
(b) The rate quoted is the daily rate of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,289,456.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $98,764,520 and $23,519,706, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the sub-adviser. The commissions paid to these affiliated firms were $7,248 for the period.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $7,426,000. The weighted average interest rate was 2.00%. At period end there were no bank borrowings outstanding.

Income Tax Information
At February 28, 2002, the fund had a capital loss carryforward of approximately $11,168,000 all of which will expire on February 28, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $66,049,860) (cost $1,414,113,414) - See accompanying schedule		$ 1,077,538,049
Cash		1,837,852
Receivable for investments sold		45,818
Receivable for fund shares sold		1,710,205
Dividends receivable		1,373,106
Interest receivable		2,429
Redemption fees receivable		244
Receivable from investment adviser for expense reductions		130,864
Other receivables		22,633
Total assets		1,082,661,200
Liabilities
Payable for investments purchased	$ 1,840,761
Payable for fund shares redeemed	810,367
Accrued management fee	199,201
Payable for daily variation on futures contracts	19,108
Other payables and accrued expenses	160,615
Collateral on securities loaned, at value	70,036,672
Total liabilities		73,066,724
Net Assets		$ 1,009,594,476
Net Assets consist of:
Paid in capital		$ 1,387,621,428
Undistributed net investment income		6,658,853
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(48,778,319)
Net unrealized appreciation (depreciation) on investments		(335,907,486)
Net Assets, for 41,973,366 shares outstanding		$ 1,009,594,476
Net Asset Value, offering price and redemption price per share ($1,009,594,476 ÷ 41,973,366 shares)		$ 24.05

Statement of Operations

	Six months ended August 31, 2002 (Unaudited)
Investment Income
Dividends		$ 7,574,256
Interest		140,495
Security lending		211,563
Total income		7,926,314
Expenses
Management fee	$ 1,310,362
Transfer agent fees	696,141
Accounting and security lending fees	143,913
Non-interested trustees' compensation	1,855
Registration fees	60,336
Audit	19,528
Legal	2,938
Miscellaneous	2,552
Total expenses before reductions	2,237,625
Expense reductions	(872,396)	1,365,229
Net investment income (loss)		6,561,085
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(14,475,798)
Foreign currency transactions	(6)
Futures contracts	(3,615,229)
Total net realized gain (loss)		(18,091,033)
Change in net unrealized appreciation (depreciation) on: Investment securities	(172,758,602)
Futures contracts	544,357
Total change in net unrealized appreciation (depreciation)		(172,214,245)
Net gain (loss)		(190,305,278)
Net increase (decrease) in net assets resulting from operations		$ (183,744,193)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2002 (Unaudited)	Year ended February 28, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,561,085	$ 11,976,697
Net realized gain (loss)	(18,091,033)	(21,631,482)
Change in net unrealized appreciation (depreciation)	(172,214,245)	(82,296,906)
Net increase (decrease) in net assets resulting from operations	(183,744,193)	(91,951,691)
Distributions to shareholders from net investment income	(1,996,364)	(11,513,160)
Share transactions Net proceeds from sales of shares	247,970,293	476,166,908
Reinvestment of distributions	1,823,141	10,426,617
Cost of shares redeemed	(165,094,486)	(283,269,558)
Net increase (decrease) in net assets resulting from share transactions	84,698,948	203,323,967
Redemption fees	69,279	147,435
Total increase (decrease) in net assets	(100,972,330)	100,006,551
Net Assets
Beginning of period	1,110,566,806	1,010,560,255
End of period (including undistributed net investment income of $6,658,853 and undistributed net investment income of $2,094,132, respectively)	$ 1,009,594,476	$ 1,110,566,806
Other Information Shares
Sold	9,400,043	16,196,019
Issued in reinvestment of distributions	62,500	356,982
Redeemed	(6,360,767)	(9,739,750)
Net increase (decrease)	3,101,776	6,813,251

Financial Highlights

	Six months ended August 31, 2002	Years ended February 28,
	(Unaudited)	2002	2001	2000 G	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 28.57	$ 31.52	$ 37.41	$ 31.30	$ 27.78	$ 25.00
Income from Investment Operations
Net investment income (loss) D	.16	.34	.35	.41	.41	.15
Net realized and unrealized gain (loss)	(4.63)	(2.97)	(5.77)	6.14	3.33	2.45
Total from investment operations	(4.47)	(2.63)	(5.42)	6.55	3.74	2.60
Distributions from net investment income	(.05)	(.32)	(.30)	(.29)	(.23)	(.08)
Distributions from net realized gain	-	-	(.13)	(.19)	(.28)	-
Distributions in excess of net realized gain	-	-	(.05)	-	-	-
Total distributions	(.05)	(.32)	(.48)	(.48)	(.51)	(.08)
Redemption fees added to paid in capital D	-	-	.01	.04	.29	.26
Net asset value, end of period	$ 24.05	$ 28.57	$ 31.52	$ 37.41	$ 31.30	$ 27.78
Total Return B, C	(15.68)%	(8.36)%	(14.61)%	21.13%	14.61%	11.48%
Ratios to Average Net Assets F
Expenses before expense reductions	.41% A	.41%	.41%	.47%	.67%	1.67% A
Expenses net of voluntary waivers, if any	.25% A	.25%	.25%	.26%	.27%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.26%	.27%	.25% A
Net investment income (loss)	1.20% A	1.15%	.97%	1.17%	1.40%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,009,594	$ 1,110,567	$ 1,010,560	$ 858,193	$ 213,285	$ 38,842
Portfolio turnover rate	4% A	7%	16%	11%	4%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 5, 1997 (commencement of operations) to February 28, 1998.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended August 31, 2002	Past 6 months	Past 1 year	Life of fund
Spartan Extended Market Index	-12.71%	-13.19%	-6.19%
Wilshire 4500SM Completion	-12.54%	-13.24%	-6.49%
Growth & Income Funds Average	-14.79%	-16.19%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Wilshire 4500SM Completion Index (Wilshire 4500SM) - a market capitalization-weighted index of approximately 6,500 U.S. equity securities. The Wilshire 4500 includes all the stocks in the Wilshire 5000 except for stocks included in the S&P 500. To measure how the fund's performance stacked up against its peers, you can compare it to the growth & income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 1,154 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on the bottom of this page.(dagger)

Average Annual Total Returns

Periods ended August 31, 2002	Past 1 year	Life of fund
Spartan Extended Market Index	-13.19%	-1.32%
Wilshire 4500 Completion	-13.24%	-1.38%
Growth & Income Funds Average	-16.19%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

(dagger) The Lipper mid-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper mid-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of August 31, 2002, the six month and one year cumulative total returns for the mid-cap core funds average were -13.72% and -14.00%, respectively. The one year average annual return was -14.00%. The six month and one year cumulative total returns for the mid-cap supergroup average were -16.30% and -18.32%, respectively. The one year average annual return was -18.32%.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Spartan Extended Market Index Fund on November 5, 1997, when the fund started. As the chart shows, by August 31, 2002, the value of the investment would have been $9,381 - a 6.19% decrease on the initial investment. For comparison, look at how the Wilshire 4500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $9,351 - a 6.49% decrease.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Spartan Extended Market Index Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Patrick Cannon, who oversees the Spartan Extended Market Index Fund's investment management personnel as Managing Director for Deutsche Asset Management, Inc., sub-adviser of the fund

Q. How did the fund perform, Patrick?

A. For the six months that ended August 31, 2002, the fund fell 12.71%, closely tracking the 12.54% drop in the Wilshire 4500 Completion Index - a proxy for broad market performance outside of the S&P 500. During the same period, the Lipper Inc. growth & income funds average declined 14.79%. For the one-year period ending August 31, 2002, the fund returned -13.19%, while the Wilshire index and Lipper average returned -13.24% and -16.19%, respectively.

Q. What factors drove market performance during the past six months?

A. What began so promisingly ended so ugly, as expectations for an economic recovery gave way to fears of a double-dip recession. Stimulative fiscal and monetary policy, resilient consumer spending - helped by low mortgage refinancing rates and a strong housing market - and an acceleration in government outlays provided a boost to the economy. However, business investment spending, which is the key driver of economic growth, fell sharply along with the decline in corporate earnings. Weakening fundamentals and excess capacity in several sectors, combined with higher borrowing costs and concerns about investment returns, caused companies to slash their capital budgets. In the absence of end demand, the recovery faltered, gross domestic product (GDP) growth for the first quarter of 2002 was revised downward and second-quarter GDP growth slowed dramatically. Stock prices suffered as investor confidence eroded in the face of widespread earnings disappointments and credit-quality downgrades. The selling intensified as news of accounting scandals, corporate mismanagement, bankruptcies, insider trading, distrust of Wall Street, geopolitical unrest and the threat of future terrorism dominated the headlines. Major stock indexes approached their post-September 11 lows in late July before rebounding on what many perceived as a market bottom. However, concerns about a war with Iraq and further disappointing economic data stopped the rally in its tracks in late August.

Q. What areas of the market were hardest hit?

A. While most stocks declined, small-to-medium sized firms generally held up better than their large-cap counterparts due to more reasonable valuations, higher earnings expectations, cleaner balance sheets and simpler business models. With regard to sector performance, information technology (IT) and telecommunication services struggled the most. A delayed PC replacement cycle, coupled with deep cuts in discretionary IT spending by telecom carriers and other corporate buyers, resonated throughout the technology food chain, hurting the prospects for most suppliers of components, semiconductors, computer hardware, software and communications equipment. As such, nearly all tech stocks - including such prominent names as Agere, VeriSign and BEA Systems - helped drag the market lower. High-profile corporate scandals at WorldCom and Qwest only made matters worse for such telecom stocks as Broadwing, whose business fundamentals remained weak. Similarly, utilities weighed on the index, with several small, unregulated firms engaged in energy trading and power production hampered by heavy debt, overcapacity and post-Enron accounting issues. In health care, biotechnology stocks, such as IDEC Pharmaceuticals and Genentech, were soundly beaten down as investors shunned growth stocks with high valuations and no earnings visibility. Finally, Liberty Media retreated on negative sentiment toward cable companies induced by the Adelphia Communications bankruptcy, while diversified financials fell prey to sluggish capital markets activity.

Q. Were any groups able to buck the downturn?

A. There were very few places to hide. Banking and consumer staples, however, did offer some shelter during the storm. UnionBanCal and M&T Bank topped the list of contributors. These regional banks enjoyed wider profit margins from their traditional lending businesses - due to lower interest rates - and better-than-expected consumer credit-quality trends. Beverage and consumer product companies were generally successful because they provided steady results despite the uncertain investing environment. Kraft Foods and Elizabeth Arden were both solid performers.

Q. What's your outlook?

A. The economy continues to recover, albeit at a moderate pace, with uneven momentum across sectors. The recovery may gradually gain traction as the economy continues to unwind the excesses of the late-1990s boom, and firms slowly become more confident in the outlook and begin to take advantage of rebounding profits to invest and hire again. While an improving labor market should keep consumers spending, efforts by households to boost savings in response to declining equity wealth could have a dampening effect. In terms of the equity markets, stocks have been returning to reality after a long period of excessive valuations. This adjustment may be nearing completion, as forward-looking valuations have become more reasonable. However, we don't expect returns to come close on a sustained basis to the heady gains of the late 1990s.

The views expressed in this report reflect those of Deutsche Asset Management, Inc. only through the end of the period of the report as stated on the cover. Any such views are subject to change at any time based on market or other conditions. For more information, see page <Click Here> .

Fund Facts

Goal: seeks to provide investment results that correspond to the total return of stocks of small-to-mid-capitalization United States companies

Fund number: 398

Trading symbol: FSEMX

Start date: November 5, 1997

Size: as of August 31, 2002, more than $439 million

Manager: Deutsche Asset Management, Inc., since inception

3

Semiannual Report

Spartan Extended Market Index Fund

Investment Changes

Top Ten Stocks as of August 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class A	5.1	4.3
Liberty Media Corp. Class A	0.9	1.2
Cox Communications, Inc. Class A	0.7	0.8
Kraft Foods, Inc. Class A	0.5	0.4
General Motors Corp. Class H	0.4	0.5
M&T Bank Corp.	0.4	0.3
USA Interactive	0.4	0.4
UnionBanCal Corp.	0.4	0.3
Genentech, Inc.	0.4	0.4
Washington Post Co. Class B	0.3	0.2
	9.5
Market Sectors as of August 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.6	26.1
Consumer Discretionary	17.7	18.6
Information Technology	11.4	15.2
Health Care	11.4	11.6
Industrials	10.7	11.6
Energy	4.6	4.2
Consumer Staples	4.1	3.4
Materials	3.8	3.3
Utilities	3.6	3.2
Telecommunication Services	0.9	1.2

Semiannual Report

Spartan Extended Market Index Fund

Investments August 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 17.7%
Auto Components - 0.9%
Aftermarket Technology Corp. (a)	6,700	$ 103,917
Amcast Industrial Corp. (a)	1,000	3,200
American Axle & Manufacturing Holdings, Inc. (a)	7,700	229,075
ArvinMeritor, Inc.	12,350	288,867
Bandag, Inc.	5,400	188,784
BorgWarner, Inc.	4,300	259,032
Boyds Wheels, Inc. (a)	800	1
Collins & Aikman Corp. (a)	17,460	80,316
Donnelly Corp. Class A	3,500	95,410
Dura Automotive Systems, Inc. Class A (a)	4,844	66,363
Federal Signal Corp.	10,900	226,502
Gentex Corp. (a)	16,200	482,112
IMPCO Technologies, Inc.	3,900	19,812
Intermet Corp.	8,800	84,392
Keystone Automotive Industries, Inc. (a)	6,200	90,892
Lear Corp. (a)	12,100	563,860
Midas, Inc. (a)	1,400	9,898
Modine Manufacturing Co.	8,600	176,042
Noble International Ltd.	2,600	26,546
Sauer-Danfoss, Inc.	4,300	41,065
Shiloh Industries, Inc. (a)	400	872
Spartan Motors, Inc.	5,600	60,480
Sports Resorts International, Inc. (a)	3,400	12,410
Standard Motor Products, Inc.	1,000	14,250
Strattec Security Corp. (a)	2,200	102,630
Superior Industries International, Inc.	4,800	230,784
Tenneco Automotive, Inc. (a)	12,300	74,784
Tower Automotive, Inc. (a)	9,700	77,309
Wabtec Corp.	12,283	158,328
		3,767,933
Automobiles - 0.1%
Coachmen Industries, Inc.	600	9,420
Monaco Coach Corp. (a)	3,150	53,550
National R.V. Holdings, Inc. (a)	1,500	13,050
Thor Industries, Inc.	4,400	147,620
Winnebago Industries, Inc.	2,400	91,656
		315,296
Distributors - 0.1%
Advanced Marketing Services, Inc.	4,800	65,040
ALL American Semiconductor, Inc. (a)	3,900	9,676
Amcon Distributing Co.	5	27
Andersons, Inc.	100	1,290
Applied Industrial Technologies, Inc.	1,100	17,435
Brightpoint, Inc. (a)	3,414	7,719
CellStar Corp. (a)	4,460	15,164
Handleman Co. (a)	8,900	100,036

	Shares	Value (Note 1)
Jaco Electronics, Inc. (a)	4,100	$ 17,056
WESCO International, Inc. (a)	5,100	28,560
		262,003
Hotels, Restaurants & Leisure - 2.7%
800 Travel Systems, Inc. (a)	900	3
Acres Gaming, Inc. (a)	6,300	35,160
AFC Enterprises, Inc. (a)	7,900	178,619
Alliance Gaming Corp. (a)	12,600	191,520
American Wagering, Inc. (a)	4,600	1,288
Ameristar Casinos, Inc. (a)	7,100	119,848
Angelo & Maxie's, Inc. (a)	17	59
Applebee's International, Inc.	8,550	189,896
Argosy Gaming Co. (a)	5,300	148,400
ARK Restaurants Corp. (a)	100	726
Avado Brands, Inc. (a)	5,700	1,311
Aztar Corp. (a)	4,200	60,060
Back Yard Burgers, Inc. (a)	5,100	40,596
Bally Total Fitness Holding Corp. (a)	8,100	95,013
Benihana, Inc. Class A	4,025	50,313
Bob Evans Farms, Inc.	9,200	223,192
Boca Resorts, Inc. Class A (a)	2,500	25,750
Boyd Gaming Corp. (a)	15,200	247,760
Brinker International, Inc. (a)	17,700	490,644
Buca, Inc. (a)	5,700	49,818
California Pizza Kitchen, Inc. (a)	6,100	123,159
CBRL Group, Inc.	9,000	231,120
CEC Entertainment, Inc. (a)	4,100	149,732
Cedar Fair LP (depository unit)	6,000	140,100
Champps Entertainment, Inc. (a)	6,500	51,285
Checkers Drive-In Restaurants, Inc. (a)	5,200	45,292
Chicago Pizza & Brewery, Inc. (a)	9,100	66,066
Choice Hotels International, Inc. (a)	10,100	234,219
Churchill Downs, Inc.	1,600	59,600
CKE Restaurants, Inc. (a)	8,388	61,400
Creative Host Services, Inc. (a)	4,400	9,240
Creative Host Services, Inc.:
warrants 7/3/03 (a)	59	0
warrants 10/2/03 (a)	109	0
Dave & Buster's, Inc. (a)	5,800	76,096
Dover Downs Gaming & Entertainment, Inc.	6,790	61,110
Dover Motorsports, Inc.	14,600	67,160
Elxsi Corp. (a)	100	395
Extended Stay America, Inc. (a)	22,000	313,500
Famous Dave's of America, Inc. (a)	7,200	45,216
Friendly Ice Cream Corp. (a)	900	6,660
Frisch's Restaurants, Inc.	100	1,815
Garden Fresh Restaurant Corp. (a)	4,300	49,665
Gaylord Entertainment Co. (a)	4,200	94,290
Gtech Holdings Corp. (a)	9,800	187,670
Hollywood Casino Corp. Class A (a)	7,300	88,330
IHOP Corp. (a)	5,900	146,143
International Speedway Corp. Class A	11,710	453,411
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Isle of Capri Casinos, Inc. (a)	9,500	$ 201,400
Jack in the Box, Inc. (a)	5,200	146,900
John Q. Hammons Hotels, Inc. Class A (a)	100	638
Krispy Kreme Doughnuts, Inc. (a)	9,700	344,350
Lakes Gaming, Inc. (a)	350	2,408
Landry's Seafood Restaurants, Inc.	4,200	91,560
Littlefield Corp. (a)	500	570
Lodgian, Inc. (a)	1,000	50
Lone Star Steakhouse & Saloon, Inc.	7,000	139,860
Luby's, Inc. (a)	4,500	22,590
Mandalay Resort Group (a)	11,500	346,150
Marcus Corp.	2,750	38,500
Max & Ermas Restaurants, Inc. (a)	100	1,390
MGM Mirage, Inc. (a)	30,806	1,093,305
Mikohn Gaming Corp. (a)	8,500	22,100
MTR Gaming Group, Inc. (a)	8,800	75,944
Multimedia Games, Inc. (a)	2,900	61,625
Navigant International, Inc. (a)	5,600	56,840
O'Charleys, Inc. (a)	6,650	133,133
Outback Steakhouse, Inc. (a)	13,900	408,104
P.F. Chang's China Bistro, Inc. (a)	4,400	139,216
Panera Bread Co. Class A (a)	4,100	116,276
Papa John's International, Inc. (a)	6,100	184,464
Park Place Entertainment Corp. (a)	61,100	571,285
Penn National Gaming, Inc. (a)	7,200	131,760
Pinnacle Entertainment, Inc. (a)	8,500	72,250
Prime Hospitality Corp. (a)	14,960	135,538
Rare Hospitality International, Inc. (a)	6,900	180,159
Royal Caribbean Cruises Ltd.	36,300	642,510
Rubio's Restaurants, Inc. (a)	4,200	26,376
Ruby Tuesday, Inc.	10,200	203,388
Ryan's Family Steak Houses, Inc. (a)	13,350	159,132
Schlotzskys, Inc. (a)	300	1,191
ShoLodge, Inc. (a)	100	430
Shuffle Master, Inc. (a)	5,525	98,787
Six Flags, Inc. (a)	15,800	80,106
Sonic Corp. (a)	7,637	179,088
Speedway Motorsports, Inc. (a)	8,200	195,570
Station Casinos, Inc. (a)	8,200	101,270
Steak n Shake Co. (a)	8,969	121,978
The Cheesecake Factory, Inc. (a)	8,225	234,330
Total Entertainment Restaurant Corp. (a)	2,800	27,804
Triarc Companies, Inc. Class A (a)	6,175	152,523
Trump Hotels & Casino Resorts, Inc. (a)	13,900	32,526
Vail Resorts, Inc. (a)	2,000	30,600
WMS Industries, Inc. (a)	9,400	135,830
Wyndham International, Inc. Class A (a)	7,215	4,690
		12,059,144
Household Durables - 1.7%
A.T. Cross & Co. Class A (a)	200	1,250

	Shares	Value (Note 1)
Advanced Lighting Technologies, Inc. (a)	2,400	$ 2,400
Applica, Inc. (a)	6,500	43,030
Bassett Furniture Industries, Inc.	1,600	23,216
Beazer Homes USA, Inc. (a)	2,429	155,893
Blyth, Inc.	11,200	331,184
Boston Acoustics, Inc.	200	2,498
Bush Industries, Inc. Class A	1,400	10,850
Cavalier Homes, Inc. (a)	600	1,554
Champion Enterprises, Inc. (a)	13,200	35,376
Chromcraft Revington, Inc. (a)	1,500	19,650
Clayton Homes, Inc.	31,375	416,346
Cobra Electronics Corp. (a)	5,800	45,008
CSS Industries, Inc. (a)	500	18,525
D.R. Horton, Inc.	26,994	560,395
Department 56, Inc. (a)	4,800	61,392
Dixie Group, Inc. (a)	9,000	45,000
Dominion Homes, Inc. (a)	2,700	52,029
Enesco Group, Inc. (a)	8,100	58,158
Ethan Allen Interiors, Inc.	5,800	197,084
Falcon Products, Inc. (a)	1,200	5,220
Fedders Corp.	4,950	12,375
Fleetwood Enterprises, Inc.	12,000	58,200
Flexsteel Industries, Inc.	900	12,691
Foamex International, Inc. (a)	9,100	50,050
Furniture Brands International, Inc. (a)	8,800	222,200
Harman International Industries, Inc.	5,400	277,722
Helen of Troy Ltd. (a)	9,500	113,620
Hovnanian Enterprises, Inc. Class A (a)	4,400	136,928
Interface, Inc. Class A	15,000	74,550
Kimball International, Inc. Class B	2,900	42,833
La-Z-Boy, Inc.	9,106	225,374
Lancaster Colony Corp.	9,250	381,008
Lennar Corp.	11,714	618,499
Libbey, Inc.	4,700	142,880
Lifetime Hoan Corp.	100	627
M.D.C. Holdings, Inc.	5,157	207,311
M/I Schottenstein Homes, Inc.	5,000	172,000
Matthews International Corp. Class A	3,700	89,725
Media Arts Group, Inc. (a)	600	1,218
Meritage Corp. (a)	2,200	79,024
Mestek, Inc. (a)	100	1,885
Metromedia International Group, Inc. (a)	3,535	212
Mity Enterprises, Inc. (a)	700	8,414
Modtech Holdings, Inc. (a)	6,225	63,806
Mohawk Industries, Inc. (a)	12,153	601,574
National Presto Industries, Inc.	900	26,676
NVR, Inc. (a)	1,400	415,100
Oakwood Homes Corp. (a)	7,600	15,276
Oneida Ltd.	450	7,245
Palm Harbor Homes, Inc. (a)	1,850	26,733
Recoton Corp. (a)	5,000	8,250
Royal Appliance Manufacturing Co. (a)	600	2,940
Russ Berrie & Co., Inc.	2,100	70,602
Ryland Group, Inc.	5,000	213,250
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Salton, Inc. (a)	4,350	$ 39,194
Skyline Corp.	200	6,150
SONICblue, Inc. (a)	28,368	9,617
Standard Pacific Corp.	4,500	118,575
Stanley Furniture Co., Inc. (a)	3,000	65,460
The Rowe Companies (a)	2,010	3,216
Toll Brothers, Inc. (a)	11,800	295,000
Toro Co.	3,500	195,125
Tripath Technology, Inc. (a)	500	285
Universal Electronics, Inc. (a)	6,200	60,146
Virco Manufacturing Co.	1,743	22,659
WCI Communities, Inc.	10,400	205,400
WestPoint Stevens, Inc. (a)	16,200	28,998
Yankee Candle Co., Inc. (a)	9,300	178,746
		7,695,427
Internet & Catalog Retail - 0.9%
1-800-FLOWERS.com, Inc. Class A (a)	7,800	77,220
Alloy, Inc. (a)	7,400	79,624
Amazon.com, Inc. (a)	73,500	1,098,090
Audible, Inc. (a)	4,200	1,680
Barnesandnoble.com LLC Class A (a)	18,475	13,487
Beyond.com Corp. (a)	661	13
Blair Corp.	3,600	74,880
Bluefly, Inc. (a)	1,900	1,862
Coldwater Creek, Inc. (a)	3,200	48,576
Concepts Direct, Inc. (a)	1,500	1,200
dELiA*s Corp. Class A (a)	14,088	21,132
Drugstore.com, Inc. (a)	17,900	39,398
Excelligence Learning Corp. (a)	725	1,196
FAO, Inc. (a)	5,500	20,405
FTD, Inc. Class A (a)	572	7,070
GSI Commerce, Inc. (a)	11,643	59,146
Insight Enterprises, Inc. (a)	7,425	83,606
IPET Holdings, Inc.	10,820	617
J. Jill Group, Inc. (a)	4,200	105,210
Lillian Vernon Corp.	500	2,900
MediaBay, Inc. (a)	6,400	16,896
MotherNature.com, Inc.	6,400	96
NetFlix, Inc.	5,700	74,727
PC Mall, Inc. (a)	3,800	9,310
PhotoWorks, Inc. (a)	8,700	1,392
PlanetRX.com, Inc. (a)	1,975	257
Priceline.com, Inc. (a)	33,300	78,255
School Specialty, Inc. (a)	5,001	117,974
Shop At Home, Inc. (a)	6,600	13,992
Sportsmans Guide, Inc. (a)	5,800	43,848
Stamps.com, Inc. (a)	13,400	58,960
Student Advantage, Inc. (a)	1,500	1,200
Systemax, Inc. (a)	3,500	7,280
Ticketmaster Class B (a)	18,400	296,056
USA Interactive (a)	71,194	1,524,975

	Shares	Value (Note 1)
USA Interactive warrants 2/4/09 (a)	3,383	$ 20,636
Value America, Inc. (a)	13,300	7
ValueVision Media, Inc. Class A (a)	10,000	142,300
Webvan Group, Inc. (a)	38,095	8
		4,145,481
Leisure Equipment & Products - 0.4%
Action Performance Companies, Inc. (a)	2,500	80,925
Adams Golf, Inc. (a)	10,200	2,346
Aldila, Inc. (a)	300	450
Anthony & Sylvan Pools Corp. (a)	46	244
Arctic Cat, Inc.	7,700	115,115
Boyds Collection, Ltd. (a)	6,000	37,200
Callaway Golf Co.	11,400	169,062
Cannondale Corp. (a)	300	747
Coastcast Corp. (a)	300	660
Concord Camera Corp. (a)	12,700	59,690
Global Technologies Ltd. Class A (a)	2,550	31
Huffy Corp. (a)	7,300	51,027
JAKKS Pacific, Inc. (a)	5,500	62,204
Johnson Outdoors, Inc. Class A (a)	4,100	54,560
K2, Inc. (a)	500	3,955
Koala Corp. (a)	7,800	3,494
M&F Worldwide Corp. (a)	300	1,470
Marine Products Corp.	1,140	11,229
MarineMax, Inc. (a)	5,900	66,080
Marvel Enterprises, Inc. (a)	9,900	49,995
Meade Instruments Corp. (a)	4,300	14,448
Midway Games, Inc. (a)	4,298	26,433
Nautilus Group, Inc. (a)	6,750	214,043
Oakley, Inc. (a)	10,900	142,790
Parkervision, Inc. (a)	3,900	59,397
Play By Play Toys & Novelties, Inc. (a)	3,400	3
Polaris Industries, Inc.	4,000	293,400
Racing Champions Ertl Corp. (a)	5,100	99,756
Rawlings Sporting Goods, Inc.	5,821	31,259
Saf T Lok, Inc. (a)	1,700	68
SCP Pool Corp. (a)	7,537	208,172
Steinway Musical Instruments, Inc. (a)	200	3,460
Sturm Ruger & Co., Inc.	800	10,456
Toymax International, Inc. (a)	3,100	13,175
		1,887,344
Media - 6.1%
4Kids Entertainment, Inc. (a)	3,800	74,670
ACME Communications, Inc. (a)	6,800	49,980
ACT Teleconferencing, Inc. (a)	2,700	6,885
ACTV, Inc. (a)	3,700	4,329
Adelphia Communications Corp. Class A	1	0
ADVO, Inc. (a)	5,400	187,866
AHL Services, Inc. (a)	3,600	3,420
AMC Entertainment, Inc. (a)	7,100	61,060
APAC Customer Services, Inc. (a)	14,300	39,325
Ballantyne of Omaha, Inc. (a)	30	18
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Beasley Broadcast Group, Inc. Class A (a)	4,400	$ 59,752
Belo Corp. Series A	24,900	571,455
Brilliant Digital Entertainment, Inc. (a)	4,500	720
C-3D Digital, Inc. (a)	2,400	48
Cablevision Systems Corp. - NY Group Class A (a)	25,238	240,518
Cadmus Communications Corp.	100	1,025
Catalina Marketing Corp. (a)	9,200	289,156
Championship Auto Racing Teams, Inc. (a)	6,200	31,558
Charter Communications, Inc. Class A (a)	49,600	156,736
Cox Communications, Inc. Class A (a)	118,931	3,074,366
Cox Radio, Inc. Class A (a)	8,500	203,830
Cross Media Marketing Corp. (a)	4,200	5,964
Crown Media Holdings, Inc. (a)	8,800	49,632
Cumulus Media, Inc. Class A (a)	7,100	99,116
Digital Generation Systems, Inc. (a)	5,100	6,324
E.W. Scripps Co. Class A	16,900	1,201,590
EchoStar Communications Corp. Class A (a)	46,600	829,480
Emmis Communications Corp. Class A (a)	7,900	123,240
Entercom Communications Corp. Class A (a)	8,500	372,300
Entravision Communications Corp. Class A (a)	10,100	124,230
Equity Marketing, Inc. (a)	2,300	26,107
Fox Entertainment Group, Inc. Class A (a)	57,600	1,286,208
Franklin Electronic Publishers, Inc. (a)	2,500	3,750
Gemstar-TV Guide International, Inc. (a)	79,029	325,599
General Motors Corp. Class H (a)	178,800	1,839,852
Getty Images, Inc. (a)	8,500	153,170
Granite Broadcasting Corp. (non vtg.) (a)	3,800	5,586
Grey Global Group, Inc.	300	182,100
HA-LO Industries, Inc. (a)	4,700	85
Harris Interactive, Inc. (a)	4,200	9,660
Harte-Hanks, Inc.	21,300	437,715
Hearst-Argyle Television, Inc. (a)	19,083	399,980
Hispanic Broadcasting Corp. (a)	20,000	387,000
Hollinger International, Inc. Class A	21,400	210,790
Image Entertainment, Inc. (a)	800	823
Index Development Partners, Inc. (a)	900	32
Innotrac Corp. (a)	3,400	8,670
Insight Communications, Inc. Class A (a)	11,200	111,888
Interactive Data Corp. (a)	15,600	228,384
Interep National Radio Sales, Inc. Class A (a)	3,100	10,385
j2 Communications (a)	600	2,850
John Wiley & Sons, Inc. Class A	10,000	231,600
Journal Register Co. (a)	12,000	218,760

	Shares	Value (Note 1)
K-Tel International, Inc. (a)	8,900	$ 445
Key3Media Group, Inc. (a)	6,200	248
Kushner Locke Co. (a)	5,900	18
Lamar Advertising Co. Class A (a)	16,200	517,752
Laser-Pacific Media Corp. (a)	1,800	3,872
Lee Enterprises, Inc.	10,700	365,405
Liberty Corp.	5,392	191,416
Liberty Livewire Corp. Class A (a)	560	1,103
Liberty Media Corp. Class A (a)	483,201	4,039,560
Liberty Satellite & Technology, Inc.:
Class A (a)	5,670	14,459
Class B (a)	530	1,060
LIN TV Corp. Class A	6,000	140,700
LodgeNet Entertainment Corp. (a)	4,800	50,448
Macrovision Corp. (a)	7,700	106,568
Martha Stewart Living Omnimedia, Inc. Class A (a)	6,600	49,170
Media General, Inc. Class A	5,500	295,185
Mediacom Communications Corp. Class A (a)	19,450	114,755
Metro-Goldwyn-Mayer, Inc. (a)	52,300	614,525
MKTG Services, Inc. (a)	233	54
Navarre Corp. (a)	3,500	4,620
Nelson Thomas, Inc.	200	2,120
NTN Communications, Inc. (a)	5,300	5,724
Nucentrix Broadband Networks, Inc. (a)	4,600	5,888
On Command Corp. (a)	1,100	1,034
Pacific Systems Control Technology, Inc.	4,600	506
PanAmSat Corp. (a)	32,200	605,360
Paxson Communications Corp. Class A (a)	16,500	47,025
Pegasus Communications Corp. Class A (a)	19,400	22,504
Penton Media, Inc. (a)	12,800	4,864
PeopleNet International Corp. (a)	271	3
Pixar (a)	11,200	547,008
Platinum Entertainment, Inc. (a)	500	1
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,200	11,040
Point.360 (a)	2,600	4,706
PRIMEDIA, Inc. (a)	39,084	46,510
Princeton Video Image, Inc. (a)	7,800	5,148
Pulitzer, Inc.	2,500	110,375
R.H. Donnelley Corp. (a)	7,600	188,936
Radio One, Inc. Class A (a)	20,800	329,680
Radio Unica Communications Corp. (a)	1,600	1,152
Reader's Digest Association, Inc. Class A (non-vtg.)	22,000	375,760
Regal Entertainment Group Class A	11,100	194,805
Regent Communication, Inc. (a)	14,000	74,200
Rentrak Corp. (a)	400	1,600
Salem Communications Corp. Class A (a)	5,700	129,960
Scholastic Corp. (a)	9,000	379,620
Sinclair Broadcast Group, Inc. Class A (a)	11,300	142,719
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Sirius Satellite Radio, Inc. (a)	8,800	$ 13,288
Sonic Solutions, Inc. (a)	4,600	38,640
Source Interlink Companies, Inc. (a)	5,400	33,750
Spanish Broadcasting System, Inc. Class A (a)	10,000	70,700
Team Communications Group, Inc. (a)	3,900	4
The McClatchy Co. Class A	8,800	507,760
TiVo, Inc. (a)	15,600	63,492
UnitedGlobalCom, Inc. Class A (a)	22,300	38,802
Valley Media, Inc. (a)	4,300	0
Value Line, Inc.	400	17,036
Washington Post Co. Class B	2,074	1,341,878
Westwood One, Inc. (a)	20,200	705,586
World Wrestling Entertainment, Inc. Class A (a)	6,000	58,200
XM Satellite Radio Holdings, Inc. Class A (a)	11,900	64,617
Young Broadcasting, Inc. Class A (a)	5,200	47,840
YouthStream Media Networks, Inc. (a)	1,300	143
		26,700,934
Multiline Retail - 0.5%
99 Cents Only Stores (a)	11,747	283,690
Ames Department Stores, Inc. (a)	12,800	13
BJ's Wholesale Club, Inc. (a)	13,000	319,150
Bradlees, Inc. (a)	3,100	2
Dollar Tree Stores, Inc. (a)	21,150	520,502
Elder-Beerman Stores Corp. (a)	2,700	7,560
Factory 2-U Stores, Inc. (a)	4,100	9,266
Fred's, Inc. Class A	4,746	158,991
Gottschalks, Inc. (a)	300	645
Neiman Marcus Group, Inc. Class A (a)	10,800	315,360
Odd Jobs Stores, Inc. (a)	500	1,135
Pricesmart, Inc. (a)	500	12,900
Saks, Inc. (a)	31,013	329,358
ShopKo Stores, Inc. (a)	5,500	78,980
Stein Mart, Inc. (a)	13,800	98,670
The Bon-Ton Stores, Inc. (a)	3,600	16,380
Tuesday Morning Corp. (a)	8,700	143,202
Value City Department Stores, Inc. (a)	700	1,610
		2,297,414
Specialty Retail - 3.4%
Aaron Rents, Inc. Class A	1,900	44,175
Abercrombie & Fitch Co. Class A (a)	18,600	424,080
AC Moore Arts & Crafts, Inc. (a)	4,600	97,980
Advance Auto Parts (a)	6,994	365,437
Aeropostale, Inc.	5,000	81,500
America's Car Mart, Inc. (a)	3,600	45,000
American Eagle Outfitters, Inc. (a)	11,775	173,210
AnnTaylor Stores Corp. (a)	7,500	200,250
Asbury Automotive Group, Inc.	9,400	117,030
AutoNation, Inc. (a)	62,000	818,400

	Shares	Value (Note 1)
Barnes & Noble, Inc. (a)	10,900	$ 249,501
bebe Stores, Inc. (a)	6,400	86,400
Big Dog Holdings, Inc. (a)	49	172
Blockbuster, Inc. Class A	5,200	118,300
Blue Rhino Corp. (a)	5,600	71,064
Books-A-Million, Inc. (a)	8,200	27,724
Borders Group, Inc. (a)	14,200	267,812
Brookstone Co., Inc. (a)	4,300	47,515
Building Material Holding Corp. (a)	5,100	69,156
Burlington Coat Factory Warehouse Corp.	5,800	114,318
Casual Male Retail Group, Inc. (a)	6,700	31,416
Cato Corp. Class A	7,800	143,520
CDW Computer Centers, Inc. (a)	16,200	695,304
Charlotte Russe Holding, Inc. (a)	5,200	67,236
Charming Shoppes, Inc. (a)	28,000	192,080
Chico's FAS, Inc. (a)	13,850	242,929
Christopher & Banks Corp. (a)	4,200	122,220
Claire's Stores, Inc.	7,100	151,088
Cole National Corp. Class A (a)	900	13,266
CompuCom Systems, Inc. (a)	12,900	75,052
Copart, Inc. (a)	15,300	215,271
Cost Plus, Inc. (a)	5,975	146,089
CSK Auto Corp. (a)	7,300	92,345
Deb Shops, Inc.	1,300	36,153
Dress Barn, Inc. (a)	12,000	147,000
E Com Ventures, Inc. (a)	1,150	5,980
Electronics Boutique Holding Corp. (a)	4,100	117,875
Emerging Vision, Inc. (a)	5,700	399
Finish Line, Inc. Class A (a)	6,400	56,960
Finlay Enterprises, Inc. (a)	4,100	71,791
Foot Locker, Inc. (a)	24,400	231,800
Footstar, Inc. (a)	5,400	58,050
Friedmans, Inc. Class A	7,000	57,400
Gadzooks, Inc. (a)	5,300	37,100
Gaiam, Inc. Class A (a)	4,000	44,840
Galyan's Trading Co., Inc. (a)	6,100	64,904
GameStop Corp. Class A	5,200	108,160
Gart Sports Co. (a)	3,600	72,396
Genesco, Inc. (a)	2,100	31,059
Good Guys, Inc. (a)	4,600	7,590
Goody's Family Clothing, Inc. (a)	10,000	57,000
Group 1 Automotive, Inc. (a)	3,300	90,090
GTSI Corp. (a)	6,400	67,200
Guitar Center, Inc. (a)	7,500	126,450
Gymboree Corp. (a)	8,300	132,053
Hancock Fabrics, Inc.	6,300	91,665
Haverty Furniture Companies, Inc.	6,500	83,850
Hibbett Sporting Goods, Inc. (a)	3,750	85,313
Hollywood Entertainment Corp. (a)	9,200	124,200
Hot Topic, Inc. (a)	4,900	85,260
Hughes Supply, Inc.	4,500	129,285
Jo-Ann Stores, Inc. Class A (a)	4,900	147,000
Jos. A. Bank Clothiers, Inc. (a)	3,800	70,300
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Linens 'N Things, Inc. (a)	7,300	$ 157,461
Lithia Motors, Inc. Class A (a)	900	18,252
Little Switzerland, Inc. (a)	12,500	29,625
Major Automotive Companies, Inc. (a)	1,420	1,348
Michaels Stores, Inc. (a)	12,400	576,476
Micros-To-Mainframes, Inc. (a)	1,200	1,200
Monro Muffler Brake, Inc. (a)	1,105	20,001
Mothers Work, Inc. (a)	1,800	62,820
Movie Gallery, Inc. (a)	4,200	58,296
Neff Corp. Class A (a)	1,800	450
O'Reilly Automotive, Inc. (a)	12,000	357,360
Officemax, Inc. (a)	17,700	75,225
Pacific Sunwear of California, Inc. (a)	4,900	106,575
Party City Corp. (a)	4,600	70,380
Payless ShoeSource, Inc. (a)	3,282	173,618
PC Connection, Inc. (a)	6,450	38,378
PETCO Animal Supplies, Inc.	2,300	43,982
PETsMART, Inc. (a)	24,800	414,408
Pier 1 Imports, Inc.	16,250	290,875
Pomeroy Computer Resources, Inc. (a)	4,200	49,728
Regis Corp.	10,400	265,824
Rent-A-Center, Inc. (a)	4,900	267,736
Rent-Way, Inc. (a)	7,111	28,444
Restoration Hardware, Inc. (a)	9,400	46,812
Rex Stores Corp. (a)	4,825	49,698
Ross Stores, Inc.	14,700	530,817
Select Comfort Corp. (a)	8,500	34,680
Sharper Image Corp. (a)	3,700	66,674
Shoe Carnival, Inc. (a)	4,200	79,800
Sonic Automotive, Inc. Class A (a)	4,800	97,920
Stage Stores, Inc. (a)	3,700	80,142
Syms Corp. (a)	300	2,220
Talbots, Inc.	10,400	324,168
TBC Corp. (a)	7,700	90,775
The Bombay Company, Inc. (a)	18,700	48,059
The Buckle, Inc. (a)	2,350	48,645
The Childrens Place Retail Stores, Inc. (a)	6,600	122,232
The Men's Wearhouse, Inc. (a)	6,265	118,409
The Pep Boys - Manny, Moe & Jack	7,600	107,920
The Sports Authority, Inc. (a)	6,100	32,818
Too, Inc. (a)	4,900	115,689
Tractor Supply Co. (a)	4,800	159,504
Transportation World Entertainment Corp. (a)	13,350	63,947
Tweeter Home Entertainment Group, Inc. (a)	5,900	42,421
Ultimate Electronics, Inc. (a)	4,100	45,100
United Auto Group, Inc. (a)	7,500	119,325
United Rentals, Inc. (a)	11,785	182,078
United Retail Group, Inc. (a)	500	2,500
Urban Outfitters, Inc. (a)	5,100	132,039

	Shares	Value (Note 1)
West Marine, Inc. (a)	4,600	$ 57,730
Wet Seal, Inc. Class A (a)	4,725	52,259
Whitehall Jewellers, Inc. (a)	4,450	52,110
Williams-Sonoma, Inc. (a)	21,700	499,100
Wilsons Leather Experts, Inc. (a)	6,750	54,203
Winmark Corp. (a)	1,800	18,000
Zale Corp. (a)	5,300	160,855
Zones, Inc. (a)	3,500	3,920
		14,796,994
Textiles Apparel & Luxury Goods - 0.9%
Ashworth, Inc. (a)	10,100	50,500
Brown Shoe Co., Inc.	5,700	115,767
Burlington Industries, Inc. (a)	2,000	178
Candies, Inc. (a)	10,375	31,125
Charles & Colvard Ltd. (a)	4,200	17,640
Coach, Inc. (a)	15,800	389,154
Columbia Sportswear Co. (a)	9,000	325,980
Cone Mills Corp. (a)	800	2,240
Culp, Inc. (a)	5,100	50,490
Cutter & Buck, Inc. (a)	7,600	26,600
Dan River, Inc. Class A (a)	9,000	29,250
Deckers Outdoor Corp. (a)	100	472
Delta Apparel, Inc.	80	2,324
Delta Woodside Industries, Inc. (a)	200	670
DHB Industries, Inc. (a)	8,900	29,815
Everlast Worldwide, Inc. (a)	200	432
Fossil, Inc. (a)	11,437	250,013
G-III Apparel Group Ltd. (a)	1,200	8,100
Galey & Lord, Inc. (a)	400	24
Garan, Inc.	1,600	95,968
Guess?, Inc. (a)	3,200	16,704
Guilford Mills, Inc. (a)	700	133
Haggar Corp.	300	3,270
Hartmarx Corp. (a)	1,100	2,090
K-Swiss, Inc. Class A	6,000	112,500
Kellwood Co.	6,938	172,895
Kenneth Cole Productions, Inc. Class A (a)	5,350	127,865
Maxwell Shoe Co., Inc. Class A (a)	6,350	74,486
Movado Group, Inc.	5,600	101,976
Nautica Enterprises, Inc. (a)	10,100	120,594
Oshkosh B'Gosh, Inc. Class A	4,330	136,438
Oxford Industries, Inc.	100	2,126
Perry Ellis International, Inc. (a)	3,600	45,432
Phillips-Van Heusen Corp.	9,700	121,250
Polo Ralph Lauren Corp. Class A (a)	6,400	138,624
Polymer Group, Inc. (a)	5,800	754
Quaker Fabric Corp. (a)	6,250	51,250
Quiksilver, Inc. (a)	3,050	68,351
Russell Corp.	9,100	145,418
Samsonite Corp. (a)	2,743	2,057
Saucony, Inc. Class B (a)	1,400	9,225
Skechers U.S.A., Inc. Class A (a)	4,600	71,346
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Sport-Haley, Inc. (a)	100	$ 350
Steven Madden Ltd. (a)	5,100	94,044
Stride Rite Corp.	13,700	106,586
Superior Uniform Group, Inc.	100	1,100
Tarrant Apparel Group (a)	1,600	8,064
Timberland Co. Class A (a)	6,000	226,140
Tropical Sportswear International Corp. (a)	3,500	62,825
Unifi, Inc. (a)	4,800	36,000
Unifirst Corp.	400	9,292
Uniroyal Technology Corp. (a)	7,200	576
Vans, Inc. (a)	5,700	36,252
Wellman, Inc.	9,500	143,070
Wolverine World Wide, Inc.	4,900	76,783
		3,752,608
TOTAL CONSUMER DISCRETIONARY		77,680,578
CONSUMER STAPLES - 4.1%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	3,600	51,480
Coca-Cola Bottling Co. Consolidated	800	38,688
Constellation Brands, Inc. Class A (a)	16,000	454,560
Golden State Vintners, Inc. Class B (a)	500	935
Lancer Corp. (a)	100	580
National Beverage Corp. (a)	200	2,780
PepsiAmericas, Inc.	34,500	494,040
Robert Mondavi Corp. Class A (a)	3,500	110,180
		1,153,243
Food & Drug Retailing - 0.6%
7-Eleven, Inc. (a)	25,500	225,675
Casey's General Stores, Inc.	13,800	167,256
Central European Distribution Corp. (a)	3,400	32,300
Duane Reade, Inc. (a)	3,800	60,230
Fleming Companies, Inc.	8,500	85,850
Fresh Brands, Inc.	100	1,545
Great Atlantic & Pacific Tea, Inc. (a)	9,700	101,947
Ingles Markets, Inc. Class A	600	6,750
Longs Drug Stores Corp.	5,600	140,000
Marsh Supermarkets, Inc. Class B	100	1,300
Nash-Finch Co.	4,100	85,813
NuCo2, Inc. (a)	2,200	23,848
Pathmark Stores, Inc. (a)	8,700	117,276
Performance Food Group Co. (a)	7,500	259,875
Rite Aid Corp. (a)	87,600	183,960
Ruddick Corp.	13,100	219,687
Smart & Final, Inc. (a)	700	3,500
Spartan Stores, Inc. (a)	7,800	25,662
Topps Co., Inc. (a)	14,000	123,200
United Natural Foods, Inc. (a)	6,300	127,575

	Shares	Value (Note 1)
Weis Markets, Inc.	3,700	$ 129,056
Whole Foods Market, Inc. (a)	10,300	459,998
Wild Oats Markets, Inc. (a)	7,375	82,895
		2,665,198
Food Products - 2.4%
American Italian Pasta Co. Class A (a)	4,700	174,276
Aurora Foods, Inc. (a)	18,400	26,312
Bridgford Foods Corp.	110	1,301
Bunge Ltd.	14,000	299,600
Cadiz, Inc. (a)	15,700	76,302
Central Garden & Pet Co. Class A (a)	5,600	75,712
Chiquita Brands International, Inc. (a)	6,428	105,098
Chiquita Brands International, Inc. warrants 3/19/09 (a)	475	2,565
Corn Products International, Inc.	8,900	249,200
Dean Foods Co. (a)	16,926	640,649
Del Monte Foods Co. (a)	14,800	156,436
Delta & Pine Land Co.	9,966	181,381
Dole Food Co., Inc.	9,000	244,800
Dreyer's Grand Ice Cream, Inc.	7,700	527,450
Farmer Brothers Co.	200	67,400
Flowers Foods, Inc. (a)	5,280	121,440
Fresh Del Monte Produce, Inc.	12,800	347,520
Gardenburger, Inc. (a)	5,600	2,408
Green Mountain Coffee, Inc. (a)	2,900	43,500
Hain Celestial Group, Inc. (a)	8,148	117,494
Horizon Organic Holding Corp. (a)	4,900	78,449
Hormel Foods Corp.	30,300	691,749
Imperial Sugar Co. warrants 8/29/08 (a)	70	18
International Multifoods Corp. (a)	5,700	118,845
Interstate Bakeries Corp.	8,300	202,105
J&J Snack Foods Corp. (a)	2,800	106,680
Kraft Foods, Inc. Class A	58,500	2,326,545
Lance, Inc.	8,500	101,745
McCormick & Co., Inc. (non-vtg.)	31,100	719,965
Midwest Grain Products, Inc.	200	1,950
Monterey Pasta Co. (a)	4,600	37,214
Northland Cranberries, Inc. Class A (a)	1,125	1,114
Opta Food Ingredients, Inc. (a)	2,500	3,925
Peet's Coffee & Tea, Inc. (a)	4,500	67,815
Pilgrims Pride Corp. Class B	900	8,775
Ralcorp Holdings, Inc. (a)	7,450	176,714
Riviana Foods, Inc.	400	9,400
Sanderson Farms, Inc.	200	3,540
Seminis, Inc. Class A (a)	14,100	42,300
Sensient Technologies Corp.	12,600	281,862
Smithfield Foods, Inc. (a)	19,000	336,870
Suprema Specialties, Inc. (a)	5,100	5
Tasty Baking Co.	4,600	67,942
Tejon Ranch Co. (a)	1,200	29,328
The J.M. Smucker Co.	8,168	296,907
Tootsie Roll Industries, Inc.	11,781	395,606
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - continued
Tyson Foods, Inc. Class A	70,368	$ 873,971
Zapata Corp. (a)	120	3,306
		10,445,489
Household Products - 0.2%
Church & Dwight, Inc.	9,100	284,830
Katy Industries, Inc. (a)	100	339
Oil-Dri Corp. of America	100	830
Pennzoil-Quaker State Co.	14,766	322,342
The Dial Corp.	16,600	335,486
U.S. Home & Garden, Inc. (a)	2,900	1,218
WD-40 Co.	6,400	168,448
		1,113,493
Personal Products - 0.3%
Chattem, Inc. (a)	2,800	105,700
Chromatics Color Sciences International, Inc. (a)	1,050	11
Elizabeth Arden, Inc. (a)	6,700	64,052
Enamelon, Inc. (a)	800	5
Estee Lauder Companies, Inc. Class A	24,000	718,800
First Years, Inc.	200	2,080
Nature's Sunshine Products, Inc.	300	3,210
NBTY, Inc. (a)	12,400	188,728
Nu Skin Enterprises, Inc. Class A	3,300	41,250
Omni Nutraceuticals, Inc. (a)	11,300	11
Playtex Products, Inc. (a)	16,100	176,295
Revlon, Inc. Class A (a)	2,200	8,734
Water Pik Technologies, Inc. (a)	4,400	51,920
Weider Nutrition International, Inc. Class A	400	712
		1,361,508
Tobacco - 0.3%
DIMON, Inc.	4,700	31,067
RJ Reynolds Tobacco Holdings, Inc.	17,700	1,041,468
Schweitzer-Mauduit International, Inc.	1,000	24,550
Standard Commercial Corp.	4,600	87,676
Universal Corp.	6,800	260,780
Vector Group Ltd.	7,590	106,184
		1,551,725
TOTAL CONSUMER STAPLES		18,290,656
ENERGY - 4.6%
Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc. (a)	4,300	130,849
Cal Dive International, Inc. (a)	9,500	177,175
Carbo Ceramics, Inc.	3,700	121,360
Cooper Cameron Corp. (a)	9,200	412,528
Dawson Geophysical Co. (a)	6,700	39,865
Diamond Offshore Drilling, Inc.	23,100	516,054
Dril-Quip, Inc. (a)	1,400	27,174

	Shares	Value (Note 1)
ENSCO International, Inc.	28,887	$ 770,416
FMC Technologies, Inc. (a)	10,666	195,828
Friede Goldman Halter, Inc. (a)	21,668	867
Global Industries Ltd. (a)	24,100	117,608
GlobalSantaFe Corp.	44,325	975,150
Grant Prideco, Inc. (a)	18,262	179,150
Grey Wolf, Inc. (a)	43,500	140,070
Gulf Island Fabrication, Inc. (a)	5,600	67,424
Gulfmark Offshore, Inc. (a)	5,000	83,300
Hanover Compressor Co. (a)	9,700	109,610
Helmerich & Payne, Inc.	8,200	298,972
Horizon Offshore, Inc. (a)	10,500	54,600
Hydril Co. (a)	6,000	163,500
Infinity, Inc. (a)	6,400	44,480
Input/Output, Inc. (a)	4,500	37,350
Key Energy Services, Inc. (a)	22,200	182,040
Lone Star Technologies, Inc. (a)	4,000	60,680
Lufkin Industries, Inc.	3,300	92,730
Maverick Tube Corp. (a)	5,600	63,560
Metretek Technologies, Inc. (a)	2,400	744
Mitcham Industries, Inc. (a)	400	760
National-Oilwell, Inc. (a)	12,740	241,041
Newpark Resources, Inc. (a)	13,200	54,384
NS Group, Inc. (a)	700	4,550
Oceaneering International, Inc. (a)	6,200	153,326
Offshore Logistics, Inc. (a)	7,100	127,871
Oil States International, Inc. (a)	7,000	75,390
Parker Drilling Co. (a)	10,500	24,675
Patterson-UTI Energy, Inc. (a)	14,500	362,210
Pride International, Inc. (a)	23,400	313,092
RPC, Inc.	1,900	22,895
SEACOR SMIT, Inc. (a)	5,000	197,000
Seitel, Inc. (a)	8,300	5,063
Smith International, Inc. (a)	18,900	613,305
Superior Energy Services, Inc. (a)	16,600	138,278
T-3 Energy Services, Inc. (a)	900	6,525
TETRA Technologies, Inc. (a)	4,700	96,397
Tidewater, Inc.	9,500	270,750
Torch Offshore, Inc. (a)	10,000	56,500
Trico Marine Services, Inc. (a)	12,100	42,955
UNIFAB International, Inc. (a)	3,500	1,925
Unit Corp. (a)	4,300	75,250
Universal Compression Holdings, Inc. (a)	8,300	162,099
Varco International, Inc. (a)	15,575	274,587
Veritas DGC, Inc. (a)	6,300	81,585
W-H Energy Services, Inc. (a)	6,900	108,054
Weatherford International Ltd. (a)	22,662	925,516
		9,499,067
Oil & Gas - 2.4%
3Tec Energy Corp. (a)	6,700	106,530
Abraxas Petroleum Corp. (a)	8,500	6,205
American International Petroleum Corp. (a)	100	8
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
APCO Argentina, Inc.	100	$ 2,025
Berry Petroleum Co. Class A	300	5,220
BP Prudhoe Bay Royalty Trust	9,300	127,410
Brigham Exploration Co. (a)	5,700	20,520
Buckeye Partners LP	2,900	108,315
Cabot Oil & Gas Corp. Class A	9,100	202,475
Callon Petroleum Co. (a)	6,800	25,160
Carrizo Oil & Gas, Inc. (a)	5,800	26,100
Castle Energy Corp.	900	3,600
Chesapeake Energy Corp. (a)	27,660	161,811
Comstock Resources, Inc. (a)	2,400	16,416
Contour Energy Co. (a)	7,900	284
Denbury Resources, Inc. (a)	16,100	153,433
Edge Petroleum Corp. (a)	6,500	29,380
EEX Corp. (a)	5,400	10,584
Encore Acquisition Co. (a)	8,700	149,466
Energy Partners Ltd. (a)	4,100	32,185
Enterprise Products Partners LP	21,600	470,880
Equitable Resources, Inc.	10,700	376,212
Evans Systems, Inc. (a)	3,400	612
Evergreen Resources, Inc. (a)	3,400	129,880
Exco Resources, Inc. (a)	4,400	70,400
Forest Oil Corp. (a)	11,250	295,088
Frontier Oil Corp.	4,400	62,700
FX Energy, Inc. (a)	6,700	20,033
General Maritime Corp. (a)	5,700	51,015
Giant Industries, Inc. (a)	87	432
Greka Energy Corp. (a)	4,666	29,676
Harken Energy Corp. (a)	14,940	5,229
Harvest Natural Resources, Inc. (a)	13,300	49,077
Holly Corp.	5,200	89,180
Houston Exploration Co. (a)	7,400	219,040
Hugoton Royalty Trust	2,700	30,537
Inland Resources, Inc. (a)	10	15
Kaneb Services LLC	1,900	38,152
KCS Energy, Inc. (a)	15,400	26,334
Key Production Co., Inc. (a)	700	13,034
Magnum Hunter Resources, Inc. (a)	18,000	102,060
Mallon Resources Corp. (a)	3,400	1,292
Markwest Hydrocarbon, Inc. (a)	800	5,000
McMoRan Exploration Co. (a)	88	361
Meridian Resource Corp. (a)	17,800	41,830
Miller Exploration Co. (a)	7,400	2,294
Mission Resources Corp. (a)	10,700	11,449
Murphy Oil Corp.	8,400	719,460
National Energy Group, Inc. (a)	5,428	923
Newfield Exploration Co. (a)	7,400	250,860
Noble Energy, Inc.	9,300	310,155
Nuevo Energy Co. (a)	6,000	70,560
Ocean Energy, Inc.	33,052	692,770
OMI Corp. (a)	21,500	78,260

	Shares	Value (Note 1)
Parallel Petroleum Corp. (a)	4,100	$ 11,480
Patina Oil & Gas Corp.	4,625	128,806
Penn Virginia Corp.	3,500	122,850
Petroleum Development Corp. (a)	6,500	33,085
Petroquest Energy, Inc. (a)	14,600	66,576
Pioneer Natural Resources Co. (a)	21,500	535,135
Plains All American Pipeline LP	4,600	109,940
Plains Resources, Inc. (a)	6,800	164,628
Pogo Producing Co.	10,700	351,495
Premcor, Inc.	13,200	252,516
Prima Energy Corp. (a)	5,600	109,592
Pure Resources, Inc. (a)	6,800	157,216
Range Resources Corp. (a)	4,520	24,137
Remington Oil & Gas Corp. (a)	8,300	120,765
Resource America, Inc. Class A	5,200	47,840
Royale Energy, Inc. (a)	4,025	20,125
Seven Seas Petroleum Corp. (a)	8,500	4,845
Spinnaker Exploration Co. (a)	4,700	144,008
St. Mary Land & Exploration Co.	8,200	194,996
Stone Energy Corp. (a)	3,943	134,062
Swift Energy Co. (a)	7,700	101,332
Syntroleum Corp. (a)	7,400	11,470
TEPPCO Partners LP	11,900	373,065
Tesoro Petroleum Corp. (a)	15,300	55,386
The Exploration Co. of Delaware, Inc. (a)	8,100	48,430
Tom Brown, Inc. (a)	9,700	235,710
TransMontaigne, Inc. (a)	1,000	5,110
Ultra Petroleum Corp. (a)	10,200	82,432
Valero Energy Corp.	19,800	642,906
Vintage Petroleum, Inc.	8,500	86,190
Western Gas Resources, Inc.	5,000	169,600
Westport Resources Corp. (a)	12,248	223,526
Williams Clayton Energy, Inc. (a)	4,000	39,200
Wiser Oil Co. (a)	1,800	6,606
XTO Energy, Inc.	22,662	458,906
		10,725,893
TOTAL ENERGY		20,224,960
FINANCIALS - 29.6%
Banks - 10.7%
1st Source Corp.	584	10,670
Abigail Adams National Bancorp, Inc.	2,125	28,156
Alabama National Bancorp	700	29,575
Allegiant Bancorp, Inc.	6,360	102,714
Amcore Financial, Inc.	8,300	189,572
American Pacific Bank of Oregon Class B (a)	3,080	15,431
AmeriServ Financial, Inc.	600	1,548
Anchor Bancorp Wisconsin, Inc.	9,400	205,108
Associated Banc-Corp.	17,862	621,776
Astoria Financial Corp.	17,380	581,882
BancorpSouth, Inc.	19,525	401,239
Bank of Granite Corp.	406	7,458
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
Bank of Hawaii Corp.	17,500	$ 505,400
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	13,331	136,643
Banknorth Group, Inc.	33,000	860,640
BankUnited Financial Corp. Class A (a)	9,000	160,200
Banner Corp.	5,551	112,519
Bay State Bancorp, Inc.	1,400	80,290
Bay View Capital Corp. (a)	20,636	118,657
BOK Financial Corp.	12,493	416,142
Boston Private Financial Holdings, Inc.	7,000	161,350
Brookline Bancorp, Inc.	16,183	202,449
BSB Bancorp, Inc.	4,400	98,340
California First National Bancorp	200	2,792
Capital Crossing Bank (a)	1,200	26,520
Capitol Federal Financial	19,100	486,477
Cathay Bancorp, Inc.	2,200	94,160
CB Bancshares, Inc.	2,400	95,424
CFS Bancorp, Inc.	8,100	112,598
Charter Financial Corp.	2,200	64,922
Chemical Financial Corp.	2,564	75,741
Chittenden Corp.	8,833	273,823
Citizens Banking Corp.	10,834	281,467
Citizens First Bancorp, Inc.	5,200	103,636
City Holding Co.	5,511	144,113
City National Corp.	11,660	628,707
Colonial Bancgroup, Inc.	27,800	376,690
Columbia Banking Systems, Inc.	7,140	82,110
Commerce Bancorp, Inc., New Jersey	12,300	583,143
Commerce Bancshares, Inc.	14,589	626,598
Commercial Federal Corp.	11,995	305,873
Commonwealth Bancorp, Inc.	2,100	64,787
Community First Bankshares, Inc.	11,600	315,752
Community Trust Bancorp, Inc.	341	9,207
Compass Bancshares, Inc.	27,550	925,405
Connecticut Bancshares, Inc.	4,600	165,140
Corus Bankshares, Inc.	4,000	189,040
CPB, Inc.	3,200	138,048
Cullen/Frost Bankers, Inc.	12,000	448,800
CVB Financial Corp.	3,357	73,582
Dime Community Bancorp, Inc.	8,633	223,595
Downey Financial Corp.	7,010	290,354
East West Bancorp, Inc.	7,100	257,375
Fidelity Bankshares, Inc.	6,400	127,552
Fidelity National Corp., Georgia	2,900	29,551
First BanCorp Puerto Rico	7,000	289,100
First Banks America, Inc. (a)	3,500	140,875
First Charter Corp.	1,584	25,502
First Citizen Bancshares, Inc.	2,800	303,072
First Commonwealth Financial Corp.	5,704	68,562
First Community Bancorp, California	4,100	129,150
First Essex Bancorp, Inc.	3,800	124,678

	Shares	Value (Note 1)
First Federal Capital Corp.	3,300	$ 64,944
First Financial Bancorp, Ohio	4,466	78,066
First Financial Bankshares, Inc.	137	4,864
First Financial Holdings, Inc.	5,200	157,404
First Indiana Corp.	525	9,655
First Midwest Bancorp, Inc., Delaware	13,330	382,571
First Niagara Financial Group, Inc.	7,100	213,000
First Place Financial Corp.	5,200	91,000
First Republic Bank, California (a)	4,650	111,600
First Sentinel Bancorp, Inc.	4,891	68,034
First State Bancorp.	3,100	76,229
First Virginia Banks, Inc.	16,650	653,679
Firstfed America Bancorp, Inc.	100	2,410
FirstFed Financial Corp., Delaware (a)	5,800	163,850
FirstMerit Corp.	19,692	490,922
Flagstar Bancorp, Inc.	8,200	188,190
Flushing Financial Corp.	5,925	109,316
FNB Corp., Pennsylvania	11,916	364,630
Frontier Financial Corp., Washington	1,100	28,875
Fulton Financial Corp.	25,128	469,894
GBC Bancorp	4,695	98,595
Glacier Bancorp, Inc.	6,800	154,020
Gold Banc Corp., Inc.	12,609	125,207
Golden State Bancorp, Inc.	26,224	904,728
Granite State Bankshares, Inc.	3,600	126,180
Greater Bay Bancorp	9,760	245,952
Greenpoint Financial Corp.	18,600	948,600
Hancock Holding Co.	5,250	249,060
Harbor Florida Bancshares, Inc.	7,100	159,821
Hawthorne Financial Corp. (a)	3,000	81,750
Hibernia Corp. Class A	35,100	734,292
HomeFed Corp. (a)	792	832
Hudson City Bancorp, Inc.	42,900	794,508
Hudson River Bancorp, Inc.	3,100	79,484
Hudson United Bancorp	12,188	351,989
IBERIABANK Corp.	3,300	132,000
Independence Community Bank Corp.	13,200	410,124
Independent Bank Corp.:
Massachusetts	5,600	114,856
Michigan	4,725	153,799
IndyMac Bancorp, Inc. (a)	13,600	310,080
Integra Bank Corp.	530	11,119
International Bancshares Corp.	4,741	188,929
Investors Financial Services Corp.	14,500	435,870
Irwin Financial Corp.	8,300	151,060
ITLA Capital Corp. (a)	3,000	88,710
Klamath First Bancorp, Inc.	5,748	86,048
Local Financial Corp. (a)	7,900	116,841
M&T Bank Corp.	19,700	1,690,260
MAF Bancorp., Inc.	7,700	275,121
MASSBANK Corp.	3,100	97,340
MB Financial, Inc.	4,400	152,592
Medford Bancorp, Inc.	3,000	104,610
Mercantile Bankshares Corp.	16,100	654,787
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
Mississippi Valley Bancshares, Inc.	3,300	$ 171,633
MutualFirst Financial, Inc.	6,000	110,400
National Commerce Financial Corp.	43,500	1,204,080
National Penn Bancshares, Inc.	1,168	32,027
NBT Bancorp, Inc.	9,955	172,222
NetBank, Inc. (a)	9,054	101,676
New York Community Bancorp, Inc.	20,656	643,641
Northwest Bancorp, Inc.	5,300	66,250
OceanFirst Financial Corp.	3,750	87,825
Old National Bancorp	13,689	354,545
Omega Financial Corp.	200	6,716
Oriental Financial Group, Inc.	586	13,683
Pacific Capital Bancorp	8,833	236,106
Pacific Northwest Bancorp	5,850	175,851
Park National Corp.	3,515	340,955
Partners Trust Financial Group, Inc. (a)	5,200	77,428
People's Bank, Connecticut	14,600	356,532
PFF Bancorp, Inc.	3,100	99,975
PFS Bancorp, Inc.	200	3,112
Popular, Inc.	29,100	1,012,971
Port Financial Corp.	3,500	134,400
Provident Bankshares Corp.	8,997	206,841
Provident Financial Group, Inc.	11,900	344,624
Provident Financial Holdings, Inc.	3,600	83,700
Quaker City Bancorp, Inc. (a)	3,425	126,759
R&G Financial Corp. Class B	6,000	141,480
Redwood Empire Bancorp	3,200	86,400
Republic Bancorp, Inc.	16,134	218,616
Republic Bancshares, Inc. (a)	5,100	97,053
Riggs National Corp.	10,300	149,762
Roslyn Bancorp, Inc.	20,652	459,920
S&T Bancorp, Inc.	2,180	53,846
Santander Bancorp	4,540	75,591
Seacoast Financial Services Corp.	8,377	184,713
Silicon Valley Bancshares (a)	6,900	156,354
Sky Financial Group, Inc.	19,988	408,954
South Financial Group, Inc.	12,270	257,057
Southwest Bancorp of Texas, Inc. (a)	7,800	296,244
Sovereign Bancorp, Inc.	50,213	769,263
St. Francis Capital Corp.	4,900	113,533
State Financial Services Corp. Class A	2,200	31,900
Staten Island Bancorp, Inc.	16,300	326,978
Sterling Bancshares, Inc.	13,125	183,750
Sterling Financial Corp.	133	2,407
Sun Bancorp, Inc., New Jersey	3,241	42,295
Susquehanna Bancshares, Inc.	12,100	282,414
TCF Financial Corp.	17,100	831,060
Texas Regional Bancshares, Inc. Class A	7,205	248,573
TF Financial Corp.	100	2,150
Three Rivers Bancorp, Inc.	5,800	97,150

	Shares	Value (Note 1)
Timberland Bancorp, Inc.	500	$ 8,700
Troy Financial Corp.	4,450	127,048
Trust Co. of New Jersey	1,500	36,240
Trustco Bank Corp.	21,925	263,100
Trustmark Corp.	14,800	367,484
UAB Financial Corp.	7,092	283,680
UCBH Holdings, Inc.	5,800	222,952
UnionBanCal Corp.	33,600	1,512,000
United Bankshares, Inc.	10,970	333,620
United Community Banks, Inc.	3,400	85,102
United Community Financial Corp.	5,000	42,500
United National Bancorp, New Jersey	6,416	136,019
USABancShares.com, Inc. (a)	4,600	2,208
Valley National Bancorp	22,221	633,076
VIB Corp.	6,400	95,744
Vista Bancorp, Inc.	3,700	97,310
W Holding Co., Inc.	16,950	325,101
Washington Federal, Inc.	15,237	390,677
Waypoint Financial Corp.	12,800	223,360
Webster Financial Corp. Waterbury Connecticut	12,016	458,290
WesBanco, Inc.	600	13,284
West Coast Bancorp, Oregon	1,948	30,428
Westamerica Bancorp.	8,600	358,792
Westcorp	5,220	105,809
Whitney Holding Corp.	10,550	349,522
Willow Grove Bancorp, Inc.	5,200	62,764
Wilmington Trust Corp.	15,400	479,864
Wintrust Financial Corp.	5,050	161,600
WSFS Financial Corp.	4,000	123,600
Yardville National Bancorp	5,000	98,900
		46,820,166
Diversified Financials - 2.7%
A.B. Watley Group, Inc. (a)	4,700	470
A.G. Edwards, Inc.	14,800	557,072
Aames Financial Corp. (a)	440	176
ACE Cash Express, Inc. (a)	100	895
Advanta Corp. Class A	7,700	64,295
Affiliated Managers Group, Inc. (a)	3,400	178,160
Affinity Technology Group, Inc. (a)	12,100	908
Alliance Capital Management Holding LP	14,400	447,264
Allied Capital Corp.	19,620	469,899
American Capital Strategies Ltd.	9,900	215,919
American Home Mortgage Holdings, Inc.	5,100	60,843
American Insured Mortgage Investors LP Series 88	100	485
American National Financial, Inc.	5,875	86,891
AmeriCredit Corp. (a)	15,400	221,144
Ameritrade Holding Corp. Class A (a)	39,400	143,022
Ampal-American Israel Corp. Class A (a)	4,900	13,524
AMRESCO, Inc. (a)	1,460	0
Amwest Insurance Group, Inc. (a)	7,300	7
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Atalanta Sosnoff Capital Corp.	100	$ 950
BlackRock, Inc. Class A (a)	4,600	203,550
Cash America International, Inc.	9,800	76,538
Charter Municipal Mortgage Acceptance Co.	12,200	212,890
CIT Group, Inc.	39,800	865,650
CompuCredit Corp. (a)	11,800	71,390
Consumer Portfolio Services, Inc. (a)	600	1,110
Credit Acceptance Corp. (a)	4,800	38,976
Doral Financial Corp.	10,700	453,573
DVI, Inc. (a)	600	8,964
E*TRADE Group, Inc. (a)	64,473	279,813
E-Loan, Inc. (a)	9,200	12,236
Eaton Vance Corp. (non-vtg.)	13,300	383,173
Euronet Worldwide, Inc. (a)	5,900	54,398
Farmer Mac Class A (multi-vtg.) (a)	300	6,300
Federated Investors, Inc. Class B (non-vtg.)	25,049	731,431
Financial Federal Corp. (a)	5,500	168,300
Finova Group, Inc. (a)	24,300	3,281
First Cash Financial Services, Inc. (a)	6,100	47,580
Friedman, Billings, Ramsey Group, Inc. Class A (a)	3,900	42,432
Gabelli Asset Management, Inc. Class A (a)	2,400	73,800
Gilman & Ciocia, Inc. (a)	200	140
Global Capital Partners, Inc. (a)	1,200	36
Hamilton Bancorp, Inc. (a)	10,200	20
Harbourton Financial Corp. (a)	400	280
Harris & Harris Group, Inc. (a)	5,500	11,935
iDine Rewards Network, Inc. (a)	6,400	73,280
IMC Mortgage Co. (a)	1,800	18
Imperial Credit Industries, Inc. (a)	1,500	21
Imperial Credit Industries, Inc. warrants 1/31/08 (a)	108	0
Instinet Group, Inc. (a)	11,000	60,390
Investment Technology Group, Inc. (a)	8,745	296,456
JB Oxford Holdings, Inc. (a)	10,700	4,280
Jefferies Group, Inc.	4,900	215,159
John Nuveen Co. Class A	21,600	486,000
Knight Trading Group, Inc. (a)	23,400	98,982
LaBranche & Co., Inc. (a)	9,400	208,962
Legg Mason, Inc.	12,400	598,548
Leucadia National Corp.	12,900	447,501
MCG Capital Corp.	8,000	131,600
Medallion Financial Corp.	7,800	37,752
Metris Companies, Inc.	19,916	79,664
Meyerson & Co., Inc. (a)	1,100	242
NCO Portfolio Management, Inc. (a)	708	4,213
Neuberger Berman, Inc.	13,550	428,316
New Century Financial Corp.	4,000	122,960
Ocwen Financial Corp. (a)	16,726	57,705

	Shares	Value (Note 1)
Olympic Cascade Financial Corp. (a)	1,000	$ 600
PMC Capital, Inc.	100	550
Point West Capital Corp. (a)	2,100	11
Raymond James Financial, Inc.	11,200	315,840
Saxon Capital, Inc. (a)	7,700	108,570
SEI Investments Co.	23,900	693,100
Siebert Financial Corp. (a)	1,400	4,578
Soundview Technology Group, Inc. (a)	27,900	37,358
Stifel Financial Corp.	110	1,430
Student Loan Corp.	4,600	429,732
SWS Group, Inc.	2,330	31,968
THCG, Inc. (a)	1,300	22
Waddell & Reed Financial, Inc. Class A	15,850	302,894
Walter Industries, Inc.	12,100	156,090
Westwood Holdings Group, Inc. (a)	3,282	47,589
WFS Financial, Inc. (a)	9,100	174,720
Winfield Capital Corp.	1,100	550
World Acceptance Corp. (a)	100	775
		11,868,146
Insurance - 9.1%
21st Century Holding Co.	4,800	31,195
21st Century Insurance Group	13,000	168,350
Acceptance Insurance Companies, Inc. (a)	1,700	3,400
Alfa Corp.	18,600	228,222
Allcity Insurance Co.	2,800	420
Alleghany Corp.	1,144	209,066
Allmerica Financial Corp.	8,500	189,125
American Financial Group, Inc., Ohio	14,900	372,798
American Medical Securities Group, Inc. (a)	4,200	62,580
American National Insurance Co.	4,300	327,875
American Physicians Capital, Inc. (a)	3,600	65,736
AmerUs Group Co.	7,734	247,411
Arch Capital Group Ltd. (a)	6,300	176,463
Argonaut Group, Inc.	3,400	63,206
Arthur J. Gallagher & Co.	16,000	463,360
Atlantic American Corp. (a)	400	720
Baldwin & Lyons, Inc. Class B	1,800	37,152
Berkshire Hathaway, Inc. Class A (a)	306	22,337,946
Brown & Brown, Inc.	13,200	386,100
Ceres Group, Inc. (a)	15,500	35,650
Citizens, Inc. Class A (a)	2,933	30,445
Clark/Bardes, Inc. (a)	3,800	64,600
CNA Financial Corp. (a)	47,100	1,291,011
CNA Surety Corp.	6,600	87,252
Commerce Group, Inc.	5,200	201,240
Crawford & Co. Class B	7,200	48,456
Danielson Holding Corp. (a)	2,100	8,694
Delphi Financial Group, Inc. Class A	5,744	229,186
Donegal Group, Inc. Class B	1,211	12,110
EMC Insurance Group	5,800	90,596
Erie Indemnity Co. Class A	11,200	489,440
FBL Financial Group, Inc. Class A	2,095	40,434
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Fidelity National Financial, Inc.	17,514	$ 524,544
First American Corp., California	11,950	256,567
FPIC Insurance Group, Inc. (a)	4,500	40,905
Fremont General Corp.	21,100	110,775
Gainsco, Inc. (a)	2,400	60
Great American Financial Resources, Inc.	4,400	70,400
Harleysville Group, Inc.	8,100	189,864
HCC Insurance Holdings, Inc.	11,800	286,150
HealthExtras, Inc. (a)	11,200	40,432
Hilb, Rogal & Hamilton Co.	4,400	193,380
Horace Mann Educators Corp.	6,200	99,386
Independence Holding Co.	220	4,446
Investors Title Co.	3,900	71,175
Kansas City Life Insurance Co.	100	3,600
LandAmerica Financial Group, Inc.	5,600	202,720
Markel Corp. (a)	2,300	479,895
Meadowbrook Insurance Group, Inc.	9,800	25,284
MEEMIC Holdings, Inc. (a)	3,800	109,482
Merchants Group, Inc.	100	2,315
Mercury General Corp.	12,500	562,500
National Security Group, Inc.	1,320	18,942
National Western Life Insurance Co. Class A (a)	300	31,530
Nationwide Financial Services, Inc. Class A	6,500	198,250
Navigators Group, Inc. (a)	1,300	29,029
Nymagic, Inc.	1,500	21,900
Odyssey Re Holdings Corp.	16,200	279,612
Ohio Casualty Corp. (a)	14,700	246,666
Old Republic International Corp.	23,700	760,770
Penn Treaty American Corp. (a)	200	748
Penn-America Group, Inc.	4,800	44,160
Philadelphia Consolidated Holding Corp. (a)	5,700	206,454
Phoenix Companies, Inc.	21,500	341,850
PICO Holdings, Inc. (a)	1,900	25,118
PMA Capital Corp. Class A	5,000	93,650
Presidential Life Corp.	10,000	160,000
ProAssurance Corp. (a)	3,468	56,008
Protective Life Corp.	15,815	519,523
Quotesmith.com, Inc. (a)	833	2,157
Radian Group, Inc.	17,876	776,891
Reinsurance Group of America, Inc.	11,894	339,574
Reliance Group Holdings, Inc. (a)	13,500	16
RLI Corp.	1,525	85,629
RTW, Inc. (a)	1,400	1,274
SCPIE Holding, Inc.	1,400	5,348
Selective Insurance Group, Inc.	7,300	172,280
StanCorp Financial Group, Inc.	5,000	273,500
State Auto Financial Corp.	5,900	89,680
Stewart Information Services Corp. (a)	2,100	37,590

	Shares	Value (Note 1)
The Midland Co.	2,800	$ 58,800
The MONY Group, Inc.	12,060	327,429
The PMI Group, Inc.	16,500	559,350
Transatlantic Holdings, Inc.	11,200	811,664
Triad Guaranty, Inc. (a)	3,900	170,235
UICI (a)	12,200	215,940
Unico American Corp.	9,700	40,740
United Fire & Casualty Co.	1,500	51,375
Unitrin, Inc.	14,600	462,820
Vesta Insurance Group Corp.	5,400	15,282
W.R. Berkley Corp.	9,550	321,453
Wesco Financial Corp.	1,200	363,600
White Mountains Insurance Group Ltd.	1,870	581,570
Zenith National Insurance Corp.	5,600	145,600
		40,218,126
Real Estate - 7.1%
Acadia Realty Trust (SBI)	100	744
Alexander's, Inc. (a)	100	6,550
Alexandria Real Estate Equities, Inc.	5,500	241,615
AMB Property Corp. (SBI)	18,900	562,275
American Real Estate Partners LP (a)	1,700	15,300
AMLI Residential Properties Trust (SBI)	7,900	184,465
Annaly Mortgage Management, Inc.	13,300	270,389
Anthracite Capital, Inc.	2,200	27,170
Anworth Mortgage Asset Corp.	9,500	131,100
Apartment Investment & Management Co. Class A	19,417	847,552
Archstone-Smith Trust	33,855	892,079
Arden Realty, Inc.	12,700	318,262
Associated Estates Realty Corp.	700	5,460
AvalonBay Communities, Inc.	13,214	597,934
Avatar Holdings, Inc. (a)	1,100	29,424
Banyan Strategic Realty Trust (SBI)	100	30
Bedford Property Investors, Inc.	100	2,523
Bluegreen Corp. (a)	800	2,768
Boston Properties, Inc.	17,600	666,688
Boykin Lodging Co.	7,600	69,920
Brandywine Realty Trust (SBI)	9,600	217,344
BRE Properties, Inc. Class A	12,200	401,990
California Coastal Communities, Inc. (a)	2,900	11,600
Camden Property Trust (SBI)	5,751	206,173
Capital Automotive (SBI)	9,500	236,170
Capstead Mortgage Corp.	5,349	113,399
CarrAmerica Realty Corp.	12,700	346,710
Catellus Development Corp. (a)	19,800	390,060
CBL & Associates Properties, Inc.	5,600	218,400
Center Trust, Inc.	800	4,560
CenterPoint Properties Trust (SBI)	6,300	356,580
Chateau Communities, Inc.	9,000	253,710
Chelsea Property Group, Inc.	4,400	149,160
Colonial Properties Trust (SBI)	7,300	259,953
Commercial Net Lease Realty, Inc.	4,294	67,459
Consolidated-Tomoka Land Co.	2,000	36,240
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Corporate Office Properties Trust	10,000	$ 141,000
Correctional Properties Trust	4,600	97,520
Corrections Corp. of America (a)	4,045	59,664
Cousins Properties, Inc.	5,700	136,230
Crescent Real Estate Equities Co.	23,500	394,800
Criimi Mae, Inc. (a)	284	2,423
Crown American Realty Trust (SBI)	12,900	123,195
Developers Diversified Realty Corp.	15,130	349,503
Duke Realty Corp.	25,928	680,091
Eastgroup Properties, Inc.	500	12,815
Entertainment Properties Trust (SBI)	8,900	202,475
Equity Inns, Inc.	16,600	109,726
Essex Property Trust, Inc.	3,900	205,920
FBR Asset Investment Corp.	2,500	84,500
Federal Realty Investment Trust (SBI)	7,700	207,900
FelCor Lodging Trust, Inc.	11,705	173,234
First Industrial Realty Trust, Inc.	8,700	287,970
First Union Real Estate Equity & Mortgage Investments (SBI)	1,480	3,315
Forest City Enterprises, Inc. Class A	11,150	384,118
Gables Residential Trust (SBI)	7,400	216,080
General Growth Properties, Inc.	11,800	594,602
Getty Realty Corp.	6,100	113,643
Glenborough Realty Trust, Inc.	9,800	206,290
Glimcher Realty Trust (SBI)	2,100	37,947
Great Lakes REIT, Inc. (SBI)	9,300	163,494
Grubb & Ellis Co. (a)	700	1,099
Health Care Property Investors, Inc.	12,424	534,232
Health Care REIT, Inc.	6,700	190,280
Healthcare Realty Trust, Inc.	10,066	323,521
Heritage Property Investment Trust, Inc.	4,700	116,278
Highwoods Properties, Inc. (SBI)	10,300	246,170
Home Properties of New York, Inc.	2,400	82,608
Hospitality Properties Trust (SBI)	11,600	402,288
Host Marriott Corp.	51,100	518,154
HRPT Properties Trust (SBI)	31,300	263,546
Humphrey Hospitality Trust, Inc. (a)	130	280
Impac Mortgage Holdings, Inc.	11,200	131,488
Innkeepers USA Trust (SBI)	7,100	62,906
Insignia Financial Group, Inc. (a)	1,266	10,255
IRT Property Co.	13,300	157,605
iStar Financial, Inc.	19,958	582,774
Jameson Inns, Inc.	100	335
JDN Realty Corp.	13,314	167,756
Jones Lang LaSalle, Inc. (a)	7,800	164,346
Kennedy-Wilson, Inc. (a)	2,000	8,700
Keystone Property Trust (SBI)	10,600	174,264
Kilroy Realty Corp.	1,900	46,151
Kimco Realty Corp.	22,700	720,725
Koger Equity, Inc.	9,700	166,355
Kramont Realty Trust	100	1,500

	Shares	Value (Note 1)
La Quinta Corp. unit (a)	31,434	$ 162,828
Lexington Corporate Properties Trust	100	1,658
Liberty Property Trust (SBI)	13,800	450,294
LNR Property Corp.	6,600	229,350
LTC Properties, Inc.	200	1,440
Mack-Cali Realty Corp.	9,000	301,950
Manufactured Home Communities, Inc.	7,000	233,100
MeriStar Hospitality Corp.	7,454	83,858
Merry Land Properties, Inc. (a)	65	649
MFA Mortgage Investments, Inc.	15,400	141,988
Mid-America Apartment Communities, Inc.	700	17,640
Mills Corp.	7,400	212,750
National Golf Properties, Inc.	7,600	76,000
National Health Investors, Inc.	200	2,924
Nationwide Health Properties, Inc.	13,300	229,292
New Plan Excel Realty Trust	18,940	370,845
Newhall Land & Farming Co.	2,700	75,465
Novastar Financial, Inc.	3,800	109,288
Omega Healthcare Investors, Inc. (a)	9,400	48,410
Pacific Gulf Properties, Inc. (a)	6,000	4,649
Pan Pacific Retail Properties, Inc.	3,810	127,635
Parkway Properties, Inc.	1,800	66,438
Pennsylvania Real Estate Investment Trust (SBI)	1,800	47,250
Post Properties, Inc.	9,400	264,516
Prentiss Properties Trust (SBI)	9,000	263,250
Prime Group Realty Trust (SBI)	10,700	56,496
ProLogis Trust	34,307	855,617
PS Business Parks, Inc.	5,400	189,000
Public Storage, Inc.	26,272	838,077
RAIT Investment Trust (SBI)	7,600	174,876
Ramco-Gershenson Properties Trust (SBI)	7,000	142,380
Realty Income Corp.	9,300	314,340
Reckson Associates Realty Corp.	10,500	244,650
Redwood Trust, Inc.	5,300	158,152
Regency Centers Corp.	14,100	447,675
ResortQuest International, Inc. (a)	1,600	6,560
RFS Hotel Investors, Inc.	10,600	135,150
Saul Centers, Inc.	100	2,310
Senior Housing Properties Trust (SBI)	14,040	172,552
Shurgard Storage Centers, Inc. Class A	6,800	221,680
Sizeler Property Investors, Inc.	11,300	115,712
SL Green Realty Corp.	8,500	281,095
Sovran Self Storage, Inc.	5,100	155,805
Summit Properties, Inc.	1,100	22,660
Sun Communities, Inc.	6,000	234,060
Tanger Factory Outlet Centers, Inc.	4,700	136,770
Taubman Centers, Inc.	15,600	236,340
The Macerich Co.	4,200	128,016
The Rouse Co.	19,700	637,295
The St. Joe Co.	18,100	523,090
Thornburg Mortgage, Inc. (SBI)	7,400	146,150
Town & Country Trust	500	10,625
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Trammell Crow Co. (a)	3,000	$ 30,000
Trizec Properties, Inc.	34,900	418,102
United Dominion Realty Trust, Inc. (SBI)	22,900	380,369
Universal Health Realty Income Trust (SBI)	6,900	184,920
Urstadt Biddle Properties, Inc. Class A	6,000	68,520
Ventas, Inc.	19,100	248,300
Vornado Operating Co. (a)	81	49
Vornado Realty Trust	20,524	848,052
W.P. Carey & Co. LLC	3,200	76,960
Washington Real Estate Investment Trust (SBI)	4,100	107,830
Weingarten Realty Investors (SBI)	11,250	430,875
Wellsford Real Properties, Inc. (a)	312	5,834
Winston Hotels, Inc.	500	3,980
		31,118,218
TOTAL FINANCIALS		130,024,656
HEALTH CARE - 11.4%
Biotechnology - 3.2%
Aastrom Biosciences, Inc. (a)	15,600	6,084
Abgenix, Inc. (a)	13,500	104,490
Acacia Research Corp. (a)	6,490	26,349
Aclara BioSciences, Inc. (a)	10,400	19,344
Advanced Tissue Sciences, Inc. (a)	10,100	10,908
Affymetrix, Inc. (a)	9,900	178,299
Albany Molecular Research, Inc. (a)	8,400	164,724
Alexion Pharmaceuticals, Inc. (a)	5,100	60,537
Alkermes, Inc. (a)	9,400	77,174
Alliance Pharmaceutical Corp. (a)	2,080	790
American Biogenetic Sciences Class A (a)	14,800	740
Amylin Pharmaceuticals, Inc. (a)	18,200	219,565
AP Pharma, Inc. (a)	200	300
Aphton Corp. (a)	6,300	27,657
Applera Corp. - Celera Genomics Group (a)	9,967	94,188
Applied Molecular Evolution, Inc. (a)	8,100	37,341
Arena Pharmaceuticals, Inc. (a)	8,100	52,650
ArQule, Inc. (a)	7,800	49,530
AutoImmune, Inc. (a)	18,000	18,000
Avant Immunotherapeutics, Inc. (a)	9,300	10,416
AVAX Technologies, Inc. (a)	4,900	1,764
AVI BioPharma, Inc. (a)	8,000	31,760
Avigen, Inc. (a)	5,900	48,380
Bio-Technology General Corp. (a)	12,600	46,620
BioCryst Pharmaceuticals, Inc. (a)	6,100	8,235
BioMarin Pharmaceutical, Inc. (a)	13,100	54,234
Biopure Corp. Class A (a)	7,200	25,913
BioReliance Corp. (a)	2,700	62,316
BioShield Technologies, Inc.	3,500	252
BioSource International, Inc. (a)	3,600	20,876

	Shares	Value (Note 1)
BioSphere Medical, Inc. (a)	5,000	$ 17,350
BioTime, Inc. (a)	500	725
Biotransplant, Inc. (a)	7,200	13,320
Caliper Technologies Corp. (a)	6,400	27,840
Calypte Biomedical Corp. (a)	19,700	3,152
Cel-Sci Corp. (a)	5,700	1,881
Celgene Corp. (a)	13,500	234,630
Cell Genesys, Inc. (a)	9,600	111,072
Cell Therapeutics, Inc. (a)	10,600	55,650
Cephalon, Inc. (a)	10,463	455,141
Cepheid, Inc. (a)	9,700	35,793
Charles River Labs International, Inc. (a)	7,500	296,625
Ciphergen Biosystems, Inc. (a)	3,500	10,325
Connetics Corp. (a)	10,000	102,000
Corixa Corp. (a)	9,504	58,450
Corvas International, Inc. (a)	8,200	11,390
Covalent Group, Inc. (a)	7,800	21,996
Cryo-Cell International, Inc. (a)	7,000	22,260
Cubist Pharmaceuticals, Inc. (a)	8,000	58,400
CuraGen Corp. (a)	11,800	68,558
Curis, Inc. (a)	10,700	8,774
CV Therapeutics, Inc. (a)	3,600	78,235
CYTOGEN Corp. (a)	7,000	5,810
CytRx Corp. (a)	9,300	5,022
Diacrin, Inc. (a)	100	140
Digene Corp. (a)	4,200	33,684
Diversa Corp. (a)	9,750	87,750
Dov Pharmaceutical, Inc.	8,500	33,830
Embrex, Inc. (a)	4,400	52,800
Enchira Biotechnology Corp. (a)	4,100	533
EntreMed, Inc. (a)	6,700	18,425
Enzo Biochem, Inc.	3,291	41,927
Enzon, Inc. (a)	7,600	167,200
Epimmune, Inc. (a)	6,800	9,860
Essential Therapeutics, Inc. (a)	6,300	11,844
Exact Sciences Corp. (a)	5,500	66,930
Exelixis, Inc. (a)	7,900	39,026
Gene Logic, Inc. (a)	3,100	24,831
Genelabs Technologies, Inc. (a)	12,200	34,404
Genencor International, Inc. (a)	7,900	74,102
Genentech, Inc. (a)	44,200	1,449,318
Genome Therapeutics Corp. (a)	3,700	7,030
Genta, Inc. (a)	8,900	69,064
Geron Corp. (a)	6,900	28,980
Gilead Sciences, Inc. (a)	38,000	1,219,040
GlycoGenesys, Inc. (a)	1,200	576
GTC Biotherapeutics, Inc. (a)	4,700	5,828
Harvard Bioscience, Inc. (a)	8,000	38,000
Hemispherx Biopharma, Inc. (a)	1,100	1,958
Heska Corp. (a)	3,000	1,347
Human Genome Sciences, Inc. (a)	24,600	370,476
Hyseq, Inc. (a)	6,700	13,333
ICOS Corp. (a)	10,800	262,224
IDEC Pharmaceuticals Corp. (a)	29,900	1,201,382
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
IDEXX Laboratories, Inc. (a)	8,100	$ 235,629
Ilex Oncology, Inc. (a)	4,300	25,542
ImClone Systems, Inc. (a)	11,185	92,836
Immtech International, Inc. (a)	700	3,010
Immune Response Corp. (a)	21,500	11,819
ImmunoGen, Inc. (a)	10,900	35,098
Immunomedics, Inc.	13,400	77,050
Incyte Genomics, Inc. (a)	17,500	107,100
Indevus Pharmaceuticals, Inc. (a)	11,100	17,649
Interferon Sciences, Inc. (a)	20	2
Invitrogen Corp. (a)	9,987	355,537
Isis Pharmaceuticals (a)	13,800	139,656
Kendle International, Inc. (a)	4,500	36,900
Kos Pharmaceuticals, Inc. (a)	4,900	66,101
Kosan Biosciences, Inc. (a)	3,300	19,569
La Jolla Pharmaceutical Co. (a)	9,300	45,384
Lexicon Genetics, Inc. (a)	6,300	32,886
LifeCell Corp. (a)	9,400	19,738
Luminex Corp. (a)	10,200	81,600
Lynx Therapeutics, Inc. (a)	7,500	3,450
Martek Biosciences (a)	6,100	109,800
Maxim Pharmaceuticals, Inc. (a)	3,100	8,649
Maxygen, Inc. (a)	8,400	68,544
Medarex, Inc. (a)	10,500	64,050
Millennium Pharmaceuticals, Inc. (a)	54,131	663,646
Myriad Genetics, Inc. (a)	3,100	53,227
Nabi Biopharmaceuticals (a)	16,100	84,525
Nanogen, Inc. (a)	1,900	4,104
Neogen Corp. (a)	3,400	44,234
Neopharm, Inc.	4,620	45,646
NeoRX Corp. (a)	14,200	8,094
Neose Technologies, Inc. (a)	3,700	25,419
Neurobiological Technologies (a)	4,900	12,250
Neurocrine Biosciences, Inc. (a)	5,100	182,019
Neurogen Corp. (a)	2,600	23,998
Nexell Therapeutics, Inc. (a)	4,125	372
Northfield Laboratories, Inc. (a)	5,200	25,012
Northwest Biotherapeutics, Inc.	2,800	3,080
Novavax, Inc. (a)	6,600	22,506
ONYX Pharmaceuticals, Inc. (a)	9,400	38,540
OraSure Technologies, Inc. (a)	8,600	32,164
Orchid BioSciences, Inc. (a)	4,400	4,312
Organogenesis, Inc. (a)	931	84
Ortec International, Inc. (a)	200	90
OSI Pharmaceuticals, Inc. (a)	6,100	95,648
OXiGENE, Inc. (a)	2,400	2,520
Paradigm Genetics, Inc. (a)	6,200	3,472
Peregrine Pharmaceuticals, Inc. (a)	18,900	11,151
Pharmacopeia, Inc. (a)	6,400	51,392
Pharmacyclics, Inc. (a)	5,600	17,416
PRAECIS Pharmaceuticals, Inc. (a)	13,900	52,959

	Shares	Value (Note 1)
Progenics Pharmaceuticals, Inc. (a)	3,700	$ 29,600
Protein Design Labs, Inc. (a)	15,600	161,632
Regeneron Pharmaceuticals, Inc. (a)	10,400	160,680
Repligen Corp. (a)	9,800	25,774
Ribapharm, Inc.	4,800	26,832
Ribozyme Pharmaceuticals, Inc. (a)	9,300	6,603
Sangstat Medical Corp. (a)	3,400	61,914
SciClone Pharmaceuticals, Inc. (a)	12,400	30,380
Sequenom, Inc. (a)	11,030	26,803
Serologicals Corp. (a)	6,350	76,010
SIGA Technologies, Inc. (a)	5,500	5,445
Sonus Pharmaceuticals, Inc. (a)	5,100	11,118
Spectrx, Inc. (a)	100	193
StemCells, Inc. (a)	16,700	19,873
Strategic Diagnostics, Inc. (a)	4,000	13,000
Synaptic Pharmaceutical Corp. (a)	7,400	44,696
Tanox, Inc. (a)	10,500	121,065
Targeted Genetics Corp. (a)	7,500	5,100
Techne Corp. (a)	8,000	227,136
Telik, Inc. (a)	7,500	105,225
Texas Biotechnology Corp. (a)	3,700	9,435
Third Wave Technologies, Inc. (a)	14,300	29,029
Titan Pharmaceuticals, Inc. (a)	12,200	21,472
Transgenomic, Inc. (a)	4,700	18,706
Transkaryotic Therapies, Inc. (a)	5,600	193,984
Triangle Pharmaceuticals, Inc. (a)	9,800	31,552
Trimeris, Inc. (a)	3,900	177,450
Tularik, Inc. (a)	11,300	79,100
Unigene Laboratories, Inc. (a)	11,200	3,304
United Therapeutics Corp. (a)	6,200	91,140
V.I. Technologies, Inc. (a)	1,600	2,560
Valentis, Inc. (a)	4,457	2,095
VaxGen, Inc. (a)	4,400	44,704
Vertex Pharmaceuticals, Inc. (a)	13,602	270,680
Vical, Inc. (a)	4,600	25,208
Vion Pharmaceuticals, Inc. (a)	8,900	4,272
Viragen, Inc. (a)	22,000	8,800
ViroLogic, Inc. (a)	12,800	13,952
ViroPharma, Inc. (a)	10,100	12,625
XOMA Ltd. (a)	19,400	105,051
		13,999,354
Health Care Equipment & Supplies - 2.5%
1-800 CONTACTS, Inc. (a)	3,400	34,850
Abiomed, Inc. (a)	7,700	40,656
Advanced Medical Optics, Inc. (a)	9,300	82,398
Advanced Neuromodulation Systems, Inc. (a)	3,100	104,904
AeroGen, Inc. (a)	9,800	8,330
Aksys Ltd. (a)	7,700	47,971
ALARIS Medical, Inc. (a)	1,900	12,312
Align Technology, Inc. (a)	14,900	44,700
American Medical Systems Holdings, Inc. (a)	8,300	185,422
Angeion Corp. (a)	40	9
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Anika Therapeutics, Inc. (a)	1,100	$ 1,320
Apogent Technologies, Inc. (a)	18,400	372,968
Applied Imaging Corp. (a)	7,900	19,750
Aradigm Corp. (a)	6,200	18,476
Arrow International, Inc.	5,800	203,000
Arthrocare Corp. (a)	7,300	98,915
ATS Medical, Inc. (a)	6,700	3,417
Avitar, Inc. (a)	2,400	720
Beckman Coulter, Inc.	11,200	447,888
Bio-Rad Laboratories, Inc. Class A (a)	3,900	163,605
BioLase Technology, Inc. (a)	11,400	52,693
Bionx Implants, Inc. (a)	17	53
Biosite, Inc. (a)	3,900	77,844
Boston Biomedica, Inc. (a)	5,200	15,340
Bruker AXS, Inc.	9,000	21,870
Bruker Daltonics, Inc. (a)	12,000	55,560
Cambridge Heart, Inc. (a)	1,200	744
Candela Corp. (a)	8,500	47,609
Cardiac Science, Inc. (a)	22,500	40,275
Cardima, Inc. (a)	13,600	14,960
Cardiodynamics International Corp. (a)	7,700	17,325
Cardiogenesis Corp. (a)	2,780	2,168
Carrington Laboratories, Inc. (a)	5,500	5,775
Cerus Corp. (a)	4,200	72,870
Cholestech Corp. (a)	4,000	55,840
Chromavision Medical Systems, Inc. (a)	8,700	11,745
Closure Medical Corp. (a)	3,400	49,640
CNS., Inc. (a)	4,000	24,200
Cohesion Technologies, Inc. (a)	5,900	11,977
Colorado Medtech, Inc. (a)	8,400	14,280
Computer Motion, Inc. (a)	1,900	1,919
Conceptus, Inc. (a)	5,000	74,900
CONMED Corp. (a)	7,650	145,503
Cooper Companies, Inc.	2,100	95,319
CTI Molecular Imaging, Inc.	5,700	125,400
Curon Medical, Inc. (a)	10,800	8,208
Cyberonics, Inc. (a)	6,600	122,100
Cygnus, Inc. (a)	9,600	14,112
Cytyc Corp. (a)	22,300	219,432
Datascope Corp.	4,600	135,010
DENTSPLY International, Inc.	17,300	686,291
Diagnostic Products Corp.	4,500	180,450
Diametrics Medical, Inc. (a)	4,600	13,437
DJ Orthopedics, Inc.	8,700	38,715
Dyax Corp. (a)	9,900	22,770
E-Z-EM, Inc. Class A (a)	100	725
Edwards Lifesciences Corp. (a)	10,200	251,124
Endocardial Solutions, Inc. (a)	6,800	19,312
Endocare, Inc. (a)	7,200	79,632
Endologix, Inc. (a)	11,400	10,260
Epix Medical, Inc. (a)	5,100	28,713

	Shares	Value (Note 1)
Fischer Imaging Corp. (a)	4,700	$ 16,591
Genomic Solutions, Inc. (a)	11,900	8,330
Haemonetics Corp. (a)	4,700	129,062
HealthTronics Surgical Services, Inc. (a)	4,700	61,805
Hillenbrand Industries, Inc.	14,000	826,280
Hologic, Inc. (a)	7,000	75,250
Hycor Biomedical, Inc. (a)	6,500	17,810
I-Flow Corp. (a)	11,300	20,679
I-Stat Corp. (a)	3,500	8,400
ICU Medical, Inc. (a)	4,350	157,514
IGEN International, Inc. (a)	3,100	99,665
Illumina, Inc. (a)	4,200	16,506
Immucor, Inc. (a)	2,800	75,012
Implant Sciences Corp. (a)	300	2,640
INAMED Corp. (a)	5,900	138,355
Inhale Therapeutic Systems, Inc. (a)	11,900	77,945
Integra Lifesciences Holdings Corp. (a)	6,800	105,128
Integrated Surgial Systems, Inc. (a)	3,500	105
Interpore International, Inc. (a)	8,000	58,488
Intuitive Surgical, Inc. (a)	10,000	73,800
Invacare Corp.	7,700	269,500
Inverness Medical Innovations, Inc. (a)	3,792	60,672
Invivo Corp. (a)	4,400	61,600
Iridex Corp. (a)	100	265
IVAX Diagnostics, Inc. (a)	7,600	11,096
Kensey Nash Corp. (a)	4,400	76,560
KeraVision, Inc. (a)	3,600	18
LaserSight, Inc. (a)	15,400	5,236
Lifecore Biomedical, Inc. (a)	1,700	14,076
Matritech, Inc. (a)	10,400	20,800
Matrixx Initiatives, Inc. (a)	6,100	60,939
Medamicus, Inc. (a)	3,500	24,500
Medical Action Industries, Inc. (a)	5,200	66,612
Medical-Design Corp. (a)	3,800	19,114
Mentor Corp.	6,200	204,978
Meridian Bioscience, Inc.	100	650
Meridian Medical Technologies, Inc. (a)	2,400	72,624
Merit Medical Systems, Inc. (a)	5,407	93,271
Mesa Laboratories, Inc. (a)	100	585
Micro Therapeutics, Inc. (a)	1,700	3,449
Microtek Medical Holdings, Inc. (a)	1,000	1,830
Molecular Devices Corp. (a)	4,270	53,460
North American Scientific, Inc. (a)	4,200	40,866
Novoste Corp. (a)	5,500	24,145
Nutraceutical International Corp. (a)	600	5,100
Nutrition 21, Inc. (a)	17,400	8,178
Ocular Sciences, Inc. (a)	6,400	147,840
Optical Sensors, Inc. (a)	100	57
Orthologic Corp. (a)	14,400	57,744
Osteotech, Inc. (a)	8,100	75,654
Palomar Medical Technologies, Inc. (a)	185	316
Paradigm Medical Industries, Inc. (a)	3,600	3,312
PharmaNetics, Inc. (a)	100	610
Physiometrix, Inc. (a)	3,200	3,520
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
PolyMedica Corp. (a)	400	$ 9,768
Possis Medical, Inc. (a)	6,239	78,611
Precision Optics Corp., Inc. (a)	5,100	1,632
QMed, Inc. (a)	4,900	29,890
Quidel Corp. (a)	11,800	62,186
Regeneration Technologies, Inc. (a)	8,200	54,530
Resmed, Inc. (a)	5,300	164,883
Respironics, Inc. (a)	7,842	265,765
Rita Medical Systems, Inc. (a)	5,600	36,792
Sola International, Inc. (a)	2,000	18,700
Sonic Innovations, Inc. (a)	6,800	39,236
SonoSight, Inc. (a)	3,700	40,737
Staar Surgical Co. (a)	5,800	17,400
Steris Corp. (a)	11,800	269,276
Sunrise Technologies, Inc. (a)	4,700	94
SurModics, Inc. (a)	4,300	114,595
Swissray International, Inc. (a)	3,700	1,036
Sybron Dental Specialties, Inc. (a)	9,666	147,696
Symphonix Devices, Inc. (a)	12,000	5,760
Synovis Life Technologies, Inc. (a)	400	2,960
Theragenics Corp. (a)	1,000	4,750
Therasense, Inc.	7,500	128,250
Thoratec Corp. (a)	13,985	97,056
TriPath Imaging, Inc. (a)	8,332	18,330
Urologix, Inc. (a)	5,400	25,488
Varian Medical Systems, Inc. (a)	12,500	531,625
Vasomedical, Inc. (a)	20,600	36,462
Ventana Medical Systems, Inc. (a)	4,500	100,350
VISX, Inc. (a)	7,300	71,540
Vital Signs, Inc.	4,000	123,000
West Pharmaceutical Services, Inc.	479	11,467
Wilson Greatbatch Technologies, Inc. (a)	6,100	169,580
Wright Medical Group, Inc. (a)	6,000	121,320
Zoll Medical Corp. (a)	3,000	96,273
		11,113,291
Health Care Providers & Services - 4.3%
Accredo Health, Inc. (a)	5,222	267,523
AdvancePCS Class A (a)	16,400	317,504
Advisory Board Co.	3,700	117,257
Alliance Imaging, Inc. (a)	8,100	99,225
Alterra Healthcare Corp. (a)	600	42
Amedisys, Inc. (a)	4,700	32,900
American Healthways, Inc. (a)	4,800	81,936
American Retirement Corp. (a)	600	1,110
AMERIGROUP Corp.	5,500	164,945
AmeriPath, Inc. (a)	8,300	136,535
AMN Healthcare Services, Inc.	6,700	162,810
AmSurg Corp. (a)	5,309	155,766
Andrx Group (a)	12,529	308,589
Apria Healthcare Group, Inc. (a)	9,000	207,720
Beverly Enterprises, Inc. (a)	12,700	31,242

	Shares	Value (Note 1)
Bioanalytical Systems, Inc. (a)	5,100	$ 18,870
BriteSmile, Inc. (a)	9,200	12,512
Cantel Medical Corp. (a)	4,692	66,157
Capital Senior Living Corp. (a)	600	1,560
Caremark Rx, Inc. (a)	44,400	719,280
Carriage Services, Inc. Class A (a)	2,100	6,510
Centene Corp.	4,000	106,400
Chronimed, Inc. (a)	6,800	34,136
Claimsnet.com, Inc. (a)	2,700	459
CLC Healthcare, Inc. (a)	20	6
Cobalt Corp. (a)	5,900	106,495
Community Health Systems, Inc. (a)	18,300	437,370
Comprehensive Care Corp. (a)	300	270
Corvel Corp. (a)	450	13,050
Covance, Inc. (a)	10,200	199,104
Coventry Health Care, Inc. (a)	11,500	359,030
Cross Country, Inc.	6,200	88,722
Cryolife, Inc. (a)	5,350	11,770
Curative Health Services, Inc. (a)	4,700	65,048
CyberCare, Inc. (a)	6,000	600
D & K Healthcare Resources, Inc.	4,000	95,600
DaVita, Inc. (a)	14,400	318,816
Dianon Systems, Inc. (a)	2,259	90,383
Dynacq International, Inc. (a)	4,900	77,420
eResearchTechnology, Inc. (a)	4,650	76,028
Express Scripts, Inc. (a)	15,200	729,600
First Health Group Corp. (a)	18,700	495,737
First Horizon Pharmaceutical Corp. (a)	6,250	35,938
Five Star Quality Care, Inc. (a)	407	753
Fonar Corp. (a)	21,000	27,510
Genesis Health Ventures, Inc. (a)	8,900	133,945
Gentiva Health Services, Inc.	12,100	98,010
Hanger Orthopedic Group, Inc. (a)	4,800	83,280
Health Grades, Inc. (a)	100	6
Health Net, Inc. (a)	22,800	530,784
HealthGate Data Corp. (a)	1,733	139
Henry Schein, Inc. (a)	7,600	379,772
Hooper Holmes, Inc.	6,400	38,400
IMPATH, Inc. (a)	5,500	67,650
Informax, Inc. (a)	13,000	8,450
Infu-Tech, Inc. (a)	2,400	0
Inveresk Research Group, Inc.	7,100	111,754
Kindred Healthcare, Inc. (a)	4,695	175,875
LabOne, Inc. (a)	4,600	96,140
Laboratory Corp. of America Holdings (a)	27,760	873,052
LCA-Vision, Inc. (a)	5,800	4,234
LifePoint Hospitals, Inc. (a)	6,100	184,464
Lincare Holdings, Inc. (a)	20,000	641,000
Magellan Health Services, Inc. (a)	9,500	6,555
Matria Healthcare, Inc. (a)	3,250	26,163
Maximus, Inc. (a)	3,500	75,460
Medcath Corp. (a)	5,300	87,927
Medical Staffing Network Holdings, Inc.	7,500	134,325
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Mid Atlantic Medical Services, Inc. (a)	9,000	$ 324,990
MIM Corp. (a)	6,500	70,135
Monarch Dental Corp. (a)	66	218
National Medical Health Card Systems (a)	3,200	25,792
NCS HealthCare, Inc. Class A (a)	10,900	23,980
NovaMed Eyecare, Inc. (a)	5,200	5,148
Odyssey Healthcare, Inc.	4,500	135,000
Omnicare, Inc.	17,200	383,044
Omnicell, Inc.	3,500	21,700
Option Care, Inc. (a)	6,625	74,399
Orthodontic Centers of America, Inc. (a)	8,300	120,433
Owens & Minor, Inc.	3,200	46,240
Oxford Health Plans, Inc. (a)	16,600	673,130
PacifiCare Health Systems, Inc. (a)	6,500	149,435
PAREXEL International Corp. (a)	7,300	71,978
Patterson Dental Co. (a)	14,800	705,960
PDI, Inc. (a)	4,100	27,265
Pediatrix Medical Group, Inc. (a)	4,500	151,155
Per-Se Technologies, Inc. (a)	9,666	82,838
Pharmaceutical Product Development, Inc. (a)	9,100	202,748
Planvista Corp. (a)	2,200	3,190
Plastic Surgery Co. (a)	400	0
Prime Medical Services, Inc. (a)	8,300	88,810
Priority Healthcare Corp. Class B (a)	7,341	184,479
Province Healthcare Co. (a)	7,350	125,318
ProxyMed, Inc. (a)	300	4,665
PSS World Medical, Inc. (a)	18,675	133,340
Psychemedics Corp.	75	866
Psychiatric Solutions, Inc.	1	5
Quadramed Corp. (a)	11,500	16,905
Quest Diagnostics, Inc. (a)	18,900	1,059,345
Radiologix, Inc. (a)	7,000	86,100
RehabCare Group, Inc. (a)	4,700	109,510
Renal Care Group, Inc. (a)	11,800	387,394
ResCare, Inc. (a)	10,850	52,080
Rural/Metro Corp. (a)	8,900	23,327
Select Medical Corp. (a)	11,200	164,080
Service Corp. International (SCI) (a)	62,700	233,244
Sierra Health Services, Inc. (a)	4,500	86,940
Specialty Laboratories, Inc. (a)	7,200	64,800
SRI/Surgical Express, Inc. (a)	2,800	28,000
Stewart Enterprises, Inc. Class A (a)	26,400	119,592
Sunrise Assisted Living, Inc. (a)	5,800	147,320
Syncor International Corp. (a)	4,800	160,032
Triad Hospitals, Inc. (a)	13,535	494,163
Trover Solutions, Inc. (a)	1,300	6,474
U.S. Oncology, Inc. (a)	23,758	201,492
U.S. Physical Therapy, Inc. (a)	5,300	77,062
Unilab Corp. (a)	7,400	141,858

	Shares	Value (Note 1)
United Surgical Partners International, Inc. (a)	6,500	$ 187,655
Universal Health Services, Inc. Class B (a)	11,000	502,920
VCA Antech, Inc. (a)	10,000	150,000
Ventiv Health, Inc. (a)	6,565	10,176
VitalWorks, Inc. (a)	10,500	84,315
WebMD Corp. (a)	58,606	345,775
Women First Healthcare, Inc. (a)	5,800	29,174
		18,843,617
Pharmaceuticals - 1.4%
3 Dimensional Pharmaceuticals, Inc. (a)	2,600	8,190
aaiPharma, Inc. (a)	4,200	66,990
Able Laboratories, Inc. (a)	5,800	29,928
Adolor Corp. (a)	8,500	123,165
Alpharma, Inc. Class A	9,500	96,140
Antigenics, Inc. (a)	9,283	81,960
Argonaut Technologies, Inc. (a)	2,100	1,912
ARIAD Pharmaceuticals, Inc. (a)	12,700	37,465
Atherogenics, Inc. (a)	10,400	73,216
Atrix Laboratories, Inc. (a)	5,500	96,250
AVANIR Pharmaceuticals Class A (a)	7,300	10,658
Barr Laboratories, Inc. (a)	7,902	558,750
Bone Care International, Inc. (a)	100	576
Boston Life Sciences, Inc. (a)	7,300	7,811
Bradley Pharmaceuticals, Inc. (a)	3,400	29,988
Cell Pathways, Inc. (a)	8,400	9,576
Cellegy Pharmaceuticals, Inc. (a)	5,300	12,932
CIMA Labs, Inc. (a)	3,603	82,901
Collagenex Pharmaceuticals, Inc. (a)	4,900	28,665
Columbia Laboratories, Inc. (a)	1,000	4,950
Cortex Pharmaceuticals, Inc. (a)	7,500	5,475
Cypress Bioscience, Inc. (a)	2,962	3,999
Discovery Laboratories, Inc. (a)	10,400	18,304
Discovery Partners International, Inc. (a)	7,700	28,028
Durect Corp. (a)	6,300	29,295
Emisphere Technologies, Inc. (a)	5,000	16,300
Endo Pharmaceuticals Holdings, Inc. (a)	23,100	220,836
Eon Labs, Inc.	10,900	198,838
Ergo Science Corp. (a)	4,000	7,040
Esperion Therapeutics, Inc. (a)	8,400	52,332
eXegenics, Inc. (a)	6,300	4,599
Genaera Corp. (a)	13,200	10,692
Genzyme Corp. - Molecular Oncology (a)	5,383	9,366
Guilford Pharmaceuticals, Inc. (a)	9,200	36,156
Hi-Tech Pharmacal Co., Inc. (a)	4,100	39,356
Hollis-Eden Pharmaceutcals, Inc. (a)	7,400	40,552
ICN Pharmaceuticals, Inc.	14,200	144,272
Impax Laboratories, Inc. (a)	9,600	64,992
InKine Pharmaceutical, Inc. (a)	6,500	7,995
Insmed, Inc. (a)	10,900	20,165
Inspire Pharmaceuticals, Inc. (a)	12,600	50,526
InterMune, Inc. (a)	5,100	126,837
IntraBiotics Pharmaceuticals, Inc. (a)	12,600	20,639
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
IVAX Corp. (a)	39,350	$ 539,095
KV Pharmaceutical Co. Class A (a)	7,625	146,781
Ligand Pharmaceuticals, Inc. Class B (a)	5,400	39,852
MacroChem Corp. (a)	9,600	12,288
Medicines Co. (a)	10,300	100,940
Medicis Pharmaceutical Corp. Class A (a)	4,900	217,805
MGI Pharma, Inc. (a)	5,600	43,624
Miravant Medical Technologies (a)	5,600	2,912
Mylan Laboratories, Inc.	24,068	785,820
NaPro BioTherapeutics, Inc. (a)	7,200	13,680
Nastech Pharmaceutical Co., Inc. (a)	5,000	49,500
NeoTherapeutics, Inc. (a)	7,100	1,065
Noven Pharmaceuticals, Inc. (a)	5,900	76,228
NPS Pharmaceuticals, Inc. (a)	4,900	99,078
Orphan Medical, Inc. (a)	600	4,207
Oxis International, Inc. (a)	5,100	1,020
Pain Therapeutics, Inc. (a)	7,500	48,375
Penwest Pharmaceuticals Co. (a)	5,100	59,976
Perrigo Co. (a)	18,700	199,940
Pharmaceutical Resources, Inc. (a)	5,200	135,980
Pharmos Corp. (a)	13,200	16,500
Pure World, Inc. (a)	3,240	1,652
Salix Pharmaceuticals Ltd. (a)	7,100	57,510
Scios, Inc. (a)	8,100	194,886
Sepracor, Inc. (a)	12,300	68,511
SFBC International, Inc. (a)	3,100	31,930
SICOR, Inc. (a)	23,100	375,375
SuperGen, Inc. (a)	8,300	27,722
Twinlab Corp. (a)	2,200	836
Variagenics, Inc. (a)	4,400	4,840
Versicor, Inc. (a)	7,800	84,864
Vivus, Inc. (a)	7,902	33,584
Zila, Inc. (a)	12,400	21,948
Zonagen, Inc. (a)	4,300	5,289
		6,022,230
TOTAL HEALTH CARE		49,978,492
INDUSTRIALS - 10.7%
Aerospace & Defense - 0.9%
AAR Corp.	7,350	45,570
Aeroflex, Inc. (a)	8,350	41,249
Alliant Techsystems, Inc. (a)	6,789	463,146
Allied Research Corp. (a)	1,600	35,632
Applied Signal Technology, Inc. (a)	4,500	46,530
Armor Holdings, Inc. (a)	4,900	73,745
Astronics Corp.	3,600	26,316
Aviall, Inc. (a)	6,400	73,280
BE Aerospace, Inc. (a)	10,100	80,295
Cubic Corp.	6,900	145,038
Curtiss-Wright Corp.	2,800	153,720

	Shares	Value (Note 1)
DRS Technologies, Inc. (a)	2,000	$ 73,800
Ducommun, Inc. (a)	4,150	82,170
EDO Corp.	3,700	88,245
Engineered Support Systems, Inc.	1,550	84,477
Fairchild Corp. Class A (a)	10,150	48,416
GenCorp, Inc.	11,600	125,860
Guardian Technologies International (a)	560	157
Herley Industries, Inc. (a)	4,950	94,199
Hexcel Corp. (a)	1,100	3,740
Innovative Solutions & Support, Inc. (a)	6,200	45,942
Integrated Defense Technologies, Inc.	5,800	125,280
Invision Technologies, Inc. (a)	2,100	71,673
Irvine Sensors Corp. (a)	390	585
Kaman Corp. Class A	800	8,976
Kellstrom Industries, Inc. (a)	5,700	114
L-3 Communications Holdings, Inc. (a)	17,900	910,931
Mercury Air Group, Inc. (a)	100	385
Mercury Computer Systems, Inc. (a)	5,900	147,087
Moog, Inc. Class A (a)	4,100	130,708
Mooney Aerospace Group Ltd. Class A (a)	600	84
MTC Technologies, Inc.	4,200	88,200
Orbital Sciences Corp. (a)	11,000	41,140
Pacific Aerospace & Electronics, Inc. (a)	22,500	675
Precision Castparts Corp.	8,700	198,186
Sequa Corp. Class A (a)	1,100	58,663
TIMCO Aviation Services, Inc. (a)	260	237
TIMCO Aviation Services, Inc. warrants 2/28/07 (a)	520	1
Triumph Group, Inc. (a)	4,600	153,364
United Defense Industries, Inc.	4,100	92,045
United Industrial Corp.	4,500	89,550
Veridian Corp.	7,600	151,240
World Fuel Services Corp.	4,150	79,514
		4,180,165
Air Freight & Logistics - 0.4%
Airborne, Inc.	7,300	93,878
AirNet Systems, Inc. (a)	400	1,980
Atlas Air Worldwide Holdings, Inc. (a)	9,300	28,551
C.H. Robinson Worldwide, Inc.	19,000	524,210
CNF, Inc.	8,200	251,740
EGL, Inc. (a)	12,600	140,742
Expeditors International of Washington, Inc.	18,400	484,840
Forward Air Corp. (a)	5,700	124,887
Hub Group, Inc. Class A (a)	200	990
J.B. Hunt Transport Services, Inc. (a)	5,800	137,518
Velocity Express Corp. (a)	480	1,363
		1,790,699
Airlines - 0.3%
AirTran Holdings, Inc. (a)	17,100	59,337
Alaska Air Group, Inc. (a)	3,300	80,619
America West Holding Corp. Class B (a)	13,300	27,398
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
Atlantic Coast Airlines Holdings, Inc. (a)	7,000	$ 86,660
Continental Airlines, Inc. Class B (a)	11,800	120,006
ExpressJet Holdings, Inc. Class A	15,800	180,910
Frontier Airlines, Inc. (a)	7,700	60,060
JetBlue Airways Corp.	8,700	334,950
Mesa Air Group, Inc. (a)	8,600	52,546
Mesaba Holdings, Inc. (a)	11,500	69,000
Midway Airlines Corp. (a)	300	15
Midwest Express Holdings, Inc. (a)	1,550	11,393
Northwest Airlines Corp. (a)	18,800	191,196
SkyWest, Inc.	9,140	142,474
Transportation World Airlines, Inc. (a)	6,600	33
UAL Corp.	9,800	28,126
World Airways, Inc. (a)	800	560
		1,445,283
Building Products - 0.4%
Aaon, Inc. (a)	5,175	93,150
American Woodmark Corp.	2,500	126,000
Apogee Enterprises, Inc.	8,900	106,711
Armstrong Holdings, Inc. (a)	18,200	30,212
Drew Industries, Inc. (a)	96	1,555
Elcor Corp.	1,425	23,869
Griffon Corp.	4,100	47,970
Humitech, Inc.	750	0
Lamson & Sessions Co. (a)	7,700	25,795
Lennox International, Inc.	14,716	222,947
NCI Building Systems, Inc. (a)	1,100	20,790
Nortek, Inc. (a)	3,400	149,940
PW Eagle, Inc. (a)	5,000	19,500
Simpson Manufacturing Co. Ltd. (a)	7,000	214,900
Trex Co., Inc. (a)	3,300	93,753
U.S. Industries, Inc. (a)	25,760	79,341
Universal Forest Products, Inc.	5,700	115,197
USG Corp. (a)	16,200	81,486
Watsco, Inc.	1,300	20,410
York International Corp.	5,800	185,020
		1,658,546
Commercial Services & Supplies - 4.7%
ABM Industries, Inc.	9,800	164,444
Administaff, Inc. (a)	8,000	21,600
AG Services of America, Inc. (a)	400	4,240
Alliance Data Systems Corp. (a)	2,200	39,622
Ambassadors International, Inc.	8,000	68,320
Angelica Corp.	3,900	64,935
Applied Graphics Technologies, Inc. (a)	4,144	1,865
Aramark Corp. Class B	5,800	131,370
Arbitron, Inc. (a)	7,200	237,600
Banta Corp.	7,200	270,288
Bowne & Co., Inc.	10,400	125,840

	Shares	Value (Note 1)
Bright Horizons Family Solutions, Inc. (a)	4,500	$ 125,775
Career Education Corp. (a)	8,000	356,720
Casella Waste Systems, Inc. Class A (a)	8,073	66,360
Cash Technologies, Inc. (a)	2,900	2,175
CCC Information Services Group, Inc. (a)	4,100	46,863
CDI Corp. (a)	4,700	127,840
Central Parking Corp.	9,650	190,781
Century Business Services, Inc. (a)	12,100	32,670
Ceridian Corp. (a)	27,200	437,104
Certegy, Inc. (a)	13,400	440,324
Charles River Associates, Inc. (a)	3,400	58,174
CheckFree Corp. (a)	15,400	190,498
Chemed Corp.	2,400	80,520
ChoicePoint, Inc. (a)	15,696	674,457
Clean Harbors, Inc. (a)	6,000	60,359
Coinstar, Inc. (a)	4,900	132,300
Collectors Universe, Inc. (a)	5,300	4,134
Conolog Corp. (a)	1,700	561
Consolidated Graphics, Inc. (a)	4,000	68,480
Corinthian Colleges, Inc. (a)	7,400	275,650
Corporate Executive Board Co. (a)	5,600	164,640
CoStar Group, Inc. (a)	3,969	95,613
CPI Corp.	1,360	20,373
CSG Systems International, Inc. (a)	7,900	93,931
Daisytek International Corp. (a)	6,200	82,150
Darling International, Inc. (a)	7,800	7,800
DeVry, Inc. (a)	11,100	199,911
DiamondCluster International, Inc. Class A (a)	9,250	32,190
Driversshield Corp. (a)	3,900	3,900
DST Systems, Inc. (a)	24,272	827,190
DualStar Technologies Corp. (a)	5,900	1,475
Dun & Bradstreet Corp. (a)	16,200	571,698
Duratek, Inc. (a)	100	650
Edison Schools, Inc. Class A (a)	14,400	6,480
Education Management Corp. (a)	6,800	280,908
eFunds Corp. (a)	11,200	114,576
Electro Rent Corp. (a)	1,700	17,340
Electronic Clearing House, Inc. (a)	3,675	5,255
Ennis Business Forms, Inc.	100	1,191
eSpeed, Inc. Class A (a)	7,000	69,790
EVCI Career Colleges, Inc. (a)	1,100	1,210
Exult, Inc. (a)	19,100	56,345
FactSet Research Systems, Inc.	5,300	131,440
First Consulting Group, Inc. (a)	8,600	62,350
Food Technology Service, Inc. (a)	900	783
Franklin Covey Co. (a)	900	1,908
FTI Consulting, Inc. (a)	3,200	116,544
G&K Services, Inc. Class A	6,200	198,648
General Binding Corp. (a)	400	6,400
Gevity HR, Inc.	400	1,200
Global Payments, Inc.	5,734	159,749
GP Strategies Corp. (a)	100	465
Greg Manning Auctions, Inc. (a)	1,900	2,812
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Hall Kinion & Associates, Inc. (a)	5,700	$ 28,500
Headwaters, Inc. (a)	6,200	83,080
Headway Corporate Resources (a)	400	24
Heidrick & Struggles International, Inc. (a)	5,700	108,072
Herman Miller, Inc.	18,100	280,369
Hewitt Associates, Inc. Class A	5,100	143,718
HON Industries, Inc.	10,400	285,688
Hunt Corp.	300	3,060
ImageMax, Inc. (a)	700	175
Imagistics International, Inc. (a)	6,100	115,290
Information Resources, Inc. (a)	9,200	38,725
infoUSA, Inc. (a)	6,300	32,130
INSpire Insurance Solutions, Inc. (a)	4,100	410
Insurance Auto Auctions, Inc. (a)	3,800	66,310
InterCept, Inc. (a)	4,000	58,920
Interpool, Inc.	3,800	50,578
Interstate National Dealer Services, Inc. (a)	100	567
Ionics, Inc. (a)	5,200	115,180
Iprint Technologies, Inc. (a)	3,300	330
Iron Mountain, Inc. (a)	18,645	518,331
ITT Educational Services, Inc. (a)	7,200	129,960
John H. Harland Co.	6,100	159,820
Kaiser Ventures LLC Class A (a)	100	150
Kelly Services, Inc. Class A (non-vtg.)	9,000	212,310
kforce, Inc. (a)	14,240	52,688
Korn/Ferry International (a)	9,700	68,094
Kroll, Inc. (a)	7,965	150,618
Labor Ready, Inc. (a)	9,675	65,790
Landauer, Inc.	200	6,542
Learning Tree International, Inc. (a)	5,100	78,897
Lightbridge, Inc. (a)	8,820	62,887
Mace Security International, Inc. (a)	800	656
Mail-Well, Inc. (a)	1,300	1,560
Manpower, Inc.	13,900	460,368
McGrath RentCorp.	3,400	65,654
MCSi, Inc. (a)	6,200	38,068
Medialink Worldwide, Inc. (a)	200	690
MedQuist, Inc. (a)	7,784	210,168
MemberWorks, Inc. (a)	5,700	91,200
Mobile Mini, Inc. (a)	4,400	67,540
Nashua Corp. (a)	300	2,610
National Equipment Services, Inc. (a)	700	945
National Processing, Inc. (a)	8,000	163,760
National Service Industries, Inc.	8,700	59,595
Navigant Consulting, Inc. (a)	12,550	73,041
NCO Group, Inc. (a)	6,548	113,084
NDCHealth Corp.	4,443	90,726
New Century Equity Holdings Corp. (a)	5,500	2,145
New England Business Service, Inc.	400	9,216

	Shares	Value (Note 1)
Nextera Enterprises, Inc. Class A (a)	3,600	$ 1,872
On Assignment, Inc. (a)	10,300	104,030
Pegasus Solutions, Inc. (a)	7,500	115,650
PerfectData Corp. (a)	2,400	3,336
Personnel Group of America, Inc. (a)	1,000	400
Pittston Co. - Brinks Group	12,290	296,189
Pre-Paid Legal Services, Inc. (a)	3,000	62,010
PRG-Schultz International, Inc. (a)	14,500	209,090
ProBusiness Services, Inc. (a)	8,050	64,400
ProsoftTraining.com (a)	3,300	924
Protection One, Inc. (a)	2,800	8,148
Provant, Inc. (a)	800	145
RCM Technologies, Inc. (a)	5,700	24,225
RemedyTemp, Inc. Class A (a)	4,900	58,702
Republic Services, Inc. (a)	36,600	753,960
Resources Connection, Inc. (a)	5,800	100,978
Right Management Consultants, Inc. (a)	4,825	105,426
RMH Teleservices, Inc. (a)	4,300	29,971
Rollins, Inc.	2,500	49,675
ServiceMaster Co.	65,150	724,468
SITEL Corp. (a)	2,500	4,125
SOS Staffing Services, Inc. (a)	500	285
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	14,000	142,100
SOURCECORP, Inc. (a)	5,300	119,091
Spherion Corp. (a)	15,820	130,515
Spherix, Inc. (a)	400	1,876
Standard Register Co.	3,200	81,440
Steelcase, Inc. Class A	9,800	122,108
Stericycle, Inc. (a)	7,100	220,384
Strayer Education, Inc.	2,600	144,095
Sylvan Learning Systems, Inc. (a)	9,950	141,191
TAB Products Co. (a)	1,100	5,863
TeamStaff, Inc. (a)	6,900	27,600
Teletech Holdings, Inc. (a)	18,480	116,424
Tetra Tech, Inc. (a)	12,983	117,886
The BISYS Group, Inc. (a)	21,600	550,368
Tickets.com, Inc. (a)	800	768
Total System Services, Inc.	42,150	716,550
Traffix, Inc. (a)	3,300	12,293
TRC Companies, Inc. (a)	3,900	68,133
U.S. Liquids, Inc. (a)	500	575
U.S. Plastic Lumber Co. (a)	6,200	2,300
United Stationers, Inc. (a)	8,200	225,500
Valassis Communications, Inc. (a)	9,250	348,170
Venture Catalyst, Inc. (a)	4,800	1,056
VerticalBuyer, Inc. (a)	760	8
Viad Corp.	15,500	343,015
Volt Information Sciences, Inc. (a)	1,300	21,840
Wackenhut Corrections Corp. (a)	1,300	17,550
Wallace Computer Services, Inc.	7,700	142,604
Waste Connections, Inc. (a)	6,800	235,484
Waste Industries USA, Inc. (a)	800	5,200
Waterlink, Inc. (a)	13,000	650
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Watson Wyatt & Co. Holdings Class A (a)	8,200	$ 168,592
Weight Watchers International, Inc.	22,400	1,062,880
West Corp. (a)	15,500	280,240
Westaff, Inc. (a)	550	1,683
Willis Lease Finance Corp. (a)	2,100	7,665
Workflow Management, Inc. (a)	3,201	8,003
		20,516,732
Construction & Engineering - 0.3%
ACMAT Corp. Class A (a)	6,500	58,630
Butler Manufacturing Co.	200	4,900
Comfort Systems USA, Inc. (a)	17,700	55,755
Dycom Industries, Inc. (a)	13,124	135,177
EMCOR Group, Inc. (a)	2,400	130,824
Encompass Services Corp. (a)	18,606	4,093
Foster Wheeler Ltd. (a)	18,200	34,034
Granite Construction, Inc.	10,500	192,150
Insituform Technologies, Inc. Class A (a)	7,100	113,387
Jacobs Engineering Group, Inc. (a)	8,900	300,464
Keith Companies, Inc. (a)	4,000	37,000
Lexent, Inc. (a)	4,700	7,473
MasTec, Inc. (a)	6,200	22,010
Quanta Services, Inc. (a)	10,850	28,753
Shaw Group, Inc. (a)	6,400	107,200
U.S. Laboratories, Inc. (a)	4,700	67,915
URS Corp. (a)	5,700	133,665
Washington Group International, Inc. (a)	1,000	7
		1,433,437
Electrical Equipment - 0.7%
A.O. Smith Corp.	4,300	130,935
Active Power, Inc. (a)	13,400	29,480
Acuity Brands, Inc.	5,000	70,000
AER Energy Resources, Inc. (a)	8,200	779
American Superconductor Corp. (a)	6,800	25,840
American Technical Ceramics Corp. (a)	2,900	11,774
AMETEK, Inc.	8,400	288,960
AML Communications, Inc. (a)	5,300	954
AMX Corp. (a)	2,500	6,250
AstroPower, Inc. (a)	2,250	15,930
AZZ, Inc. (a)	100	1,285
Baldor Electric Co.	3,866	79,253
Beacon Power Corp. (a)	1,934	348
Belden, Inc.	7,100	118,641
BMC Industries, Inc.	900	990
Brady Corp. Class A	2,300	72,266
BTU International, Inc. (a)	5,700	14,371
C&D Technologies, Inc.	3,400	55,250
Capstone Turbine Corp. (a)	20,500	21,730
Conductus, Inc. (a)	5,900	3,717
Digital Power Corp. (a)	5,300	2,915

	Shares	Value (Note 1)
Electric Fuel Corp. (a)	6,500	$ 8,710
Electrosource, Inc. (a)	5,000	100
Encore Wire Corp. (a)	450	4,010
Endwave Corp. (a)	1,125	1,463
Energizer Holdings, Inc. (a)	18,500	527,620
Energy Conversion Devices, Inc. (a)	5,300	63,971
Evergreen Solar, Inc. (a)	800	648
FuelCell Energy, Inc. (a)	4,900	34,300
General Cable Corp.	9,250	39,035
Genlyte Group, Inc. (a)	4,100	158,465
Global Power Equipment Group, Inc. (a)	4,900	29,155
H Power Corp. (a)	7,100	6,674
Hubbell, Inc. Class B	13,300	426,930
iGo Corp. (a)	7,400	1,850
II-VI, Inc. (a)	3,722	48,312
M-Wave, Inc. (a)	3,800	4,636
MagneTek, Inc. (a)	6,600	27,918
Manufacturers Services Ltd. (a)	3,900	15,600
Microvision, Inc. (a)	5,300	23,850
Millennium Cell, Inc. (a)	11,500	26,335
Paxar Corp. (a)	7,200	114,840
Peco II, Inc. (a)	2,700	5,049
Penn Engineering & Manufacturing Corp. (non-vtg.)	900	11,880
Plug Power, Inc. (a)	13,000	76,440
Proton Energy Systems, Inc. (a)	9,100	25,025
Rayovac Corp. (a)	8,600	116,960
Regal-Beloit Corp.	8,100	157,950
Reptron Electronics, Inc. (a)	5,400	8,100
RF Monolithics, Inc. (a)	3,700	14,763
Signal Technology Corp. (a)	7,300	61,977
SmartDisk Corp. (a)	12,300	2,706
Ultralife Batteries, Inc. (a)	4,100	13,120
UQM Technologies, Inc. (a)	100	290
Valence Technology, Inc. (a)	12,100	8,712
Vicor Corp. (a)	9,400	78,490
Woodward Governor Co.	3,100	148,800
		3,246,352
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	7,600	340,480
Lydall, Inc. (a)	500	6,025
Park-Ohio Holdings Corp. (a)	2,400	9,648
Standex International Corp.	400	8,560
Teleflex, Inc.	6,800	328,916
Tredegar Corp.	9,455	167,826
		861,455
Machinery - 1.9%
3D Systems Corp. (a)	5,000	33,200
Actuant Corp. Class A (a)	3,391	129,706
AGCO Corp. (a)	13,126	250,969
Alamo Group, Inc.	100	1,360
Albany International Corp. Class A	8,345	182,756
American Science Engineering, Inc. (a)	2,700	27,675
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Ampco-Pittsburgh Corp.	100	$ 1,100
Astec Industries, Inc. (a)	7,000	92,890
Axsys Technologies, Inc. (a)	2,000	15,960
Baldwin Technology Co., Inc. Class A (a)	3,800	3,040
Barnes Group, Inc.	800	16,000
BHA Group Holdings, Inc.	110	1,782
Blount International, Inc. (a)	1,900	7,486
Briggs & Stratton Corp.	5,100	200,175
Cascade Corp. (a)	5,500	79,640
Catalytica Energy Systems, Inc. (a)	8,800	24,816
Chart Industries, Inc. (a)	150	153
Circor International, Inc.	100	1,610
CLARCOR, Inc.	7,050	216,435
Columbus McKinnon Corp.	500	3,130
CoorsTek, Inc. (a)	3,400	73,100
CTB International Corp. (a)	100	1,275
CUNO, Inc. (a)	5,200	168,324
Dionex Corp. (a)	5,200	139,412
Donaldson Co., Inc.	10,200	385,764
DT Industries, Inc. (a)	3,500	11,865
EnPro Industries, Inc. (a)	10,500	41,370
ESCO Technologies, Inc. (a)	4,600	132,710
Esterline Technologies Corp. (a)	4,200	78,330
Flanders Corp. (a)	1,200	2,112
Flow International Corp. (a)	7,500	40,500
Flowserve Corp. (a)	8,900	163,137
Gardner Denver, Inc. (a)	4,950	99,000
Gehl Co. (a)	100	1,002
General Magnaplate Corp. (a)	85	0
Gorman-Rupp Co.	100	2,290
Graco, Inc.	11,662	297,264
Greenbrier Companies, Inc.	100	615
Hardinge, Inc.	250	2,125
Harsco Corp.	9,700	294,395
Hirsch International Corp. Class A (a)	2,100	336
IDEX Corp.	7,600	236,740
Infinite Group, Inc. (a)	2,800	3,024
Insteel Industries, Inc. (a)	400	344
JLG Industries, Inc.	10,700	98,226
Joy Global, Inc. (a)	10,500	136,290
Kadant, Inc. (a)	6,200	94,488
Kaydon Corp.	2,700	56,970
Kennametal, Inc.	4,900	170,275
Key Technology, Inc. (a)	100	550
Lincoln Electric Holdings, Inc.	10,100	245,531
Lindsay Manufacturing Co.	350	7,613
Manitowoc Co., Inc.	5,900	194,700
Met-Pro Corp.	100	1,366
Middleby Corp. (a)	600	5,400
Milacron, Inc.	9,900	67,815

	Shares	Value (Note 1)
Miller Industries, Inc. (a)	300	$ 1,254
Minuteman International, Inc.	700	6,496
Mueller Industries, Inc. (a)	8,800	235,840
NACCO Industries, Inc. Class A	2,200	88,770
Nordson Corp.	8,400	192,360
Oshkosh Truck Co.	4,650	262,028
Osmonics, Inc. (a)	200	2,780
Packaging Dynamics Corp. (a)	1,440	9,475
Pentair, Inc.	9,100	395,304
Quixote Corp.	4,200	71,190
Reliance Steel & Aluminum Co.	8,300	200,860
Robbins & Myers, Inc.	4,600	86,986
SPS Technologies, Inc. (a)	3,700	106,930
SPX Corp. (a)	7,995	868,257
Stewart & Stevenson Services, Inc.	8,500	97,750
Sun Hydraulics Corp.	100	815
SureBeam Corp. Class A (a)	14,186	35,465
Tecumseh Products Co. Class A (non-vtg.)	5,100	247,962
Tennant Co.	400	14,920
Terex Corp. (a)	7,900	155,235
Thomas Industries, Inc.	750	19,875
Timken Co.	11,400	208,164
Titan International, Inc.	700	2,639
Trinity Industries, Inc.	8,700	157,818
TurboChef Technologies, Inc. (a)	2,800	3,108
UNOVA, Inc. (a)	4,600	24,794
Valmont Industries, Inc.	2,300	56,350
Wabash National Corp.	700	3,682
Watts Industries, Inc. Class A	7,200	126,360
Wolverine Tube, Inc. (a)	2,100	13,881
		8,241,489
Marine - 0.1%
Alexander & Baldwin, Inc.	10,300	235,767
International Shipholding Corp. (a)	100	675
Kirby Corp. (a)	6,775	153,115
		389,557
Road & Rail - 0.6%
AMERCO (a)	1,900	18,525
Arkansas Best Corp. (a)	6,500	133,770
Budget Group, Inc. Class A (a)	3,200	144
Celadon Group, Inc. (a)	3,800	39,330
Consolidated Freightways Corp. (a)	3,100	2,201
Covenant Transport, Inc. Class A (a)	4,800	86,544
Dollar Thrifty Automotive Group, Inc. (a)	6,500	114,075
Florida East Coast Industries, Inc. Class A	8,600	208,120
GATX Corp.	7,800	189,774
Genesee & Wyoming, Inc. Class A (a)	4,900	110,250
Heartland Express, Inc.	12,615	232,116
Kansas City Southern (a)	9,100	137,865
Knight Transportation, Inc. (a)	10,087	176,321
Landstar System, Inc. (a)	4,200	212,730
Old Dominion Freight Lines, Inc. (a)	100	1,530
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - continued
P.A.M. Transportation Services, Inc. (a)	3,600	$ 76,644
RailAmerica, Inc. (a)	8,600	80,410
Roadway Corp.	5,600	132,160
Simon Transportation Services, Inc. Class A (a)	3,300	0
Swift Transportation Co., Inc. (a)	16,470	289,707
Transit Group, Inc. (a)	100	1
U.S. Xpress Enterprises, Inc. Class A (a)	2,100	21,966
USA Truck, Inc. (a)	100	905
USFreightways Corp.	4,300	116,100
Werner Enterprises, Inc.	11,966	213,952
Yellow Corp. (a)	3,900	86,931
		2,682,071
Trading Companies & Distributors - 0.2%
Fastenal Co.	16,700	588,174
Huttig Building Products, Inc. (a)	7,400	29,526
Lawson Products, Inc.	300	8,334
MSC Industrial Direct, Inc. Class A (a)	9,400	122,012
		748,046
TOTAL INDUSTRIALS		47,193,832
INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 1.6%
3Com Corp. (a)	63,700	314,041
ACE*COMM Corp. (a)	3,100	3,100
Adaptec, Inc. (a)	17,300	106,049
Adtran, Inc. (a)	9,700	168,683
Advanced Fibre Communication, Inc. (a)	14,900	262,836
Advanced Switching Communication, Inc. (a)	5,700	6,555
Airnet Communications Corp. (a)	2,900	2,291
Allen Telecom, Inc. (a)	7,700	34,804
Alliance Fiber Optic Products, Inc. (a)	3,600	1,980
Alpine Group, Inc. (a)	500	195
AltiGen Communications, Inc. (a)	2,100	1,029
American Access Technologies, Inc. (a)	3,100	1,395
Amplidyne, Inc. (a)	2,500	600
Anaren Microwave, Inc. (a)	6,000	58,500
Applied Innovation, Inc. (a)	4,700	12,972
Ariel Corp. (a)	10,900	98
Arris Group, Inc. (a)	21,800	84,148
Aspect Communications Corp. (a)	4,700	9,118
Audiovox Corp. Class A (a)	8,630	60,324
Avanex Corp. (a)	17,700	37,524
Avici Systems, Inc. (a)	21,400	16,050
Avocent Corp. (a)	8,300	134,543
Aware, Inc. (a)	11,600	31,552
Bel Fuse, Inc. Class A (a)	2,800	58,576
Black Box Corp. (a)	2,900	100,659
Brocade Communications System, Inc. (a)	45,400	656,938

	Shares	Value (Note 1)
Brooktrout, Inc. (a)	1,700	$ 8,687
C-COR.net Corp. (a)	4,100	19,557
Cable Design Technologies Corp. (a)	5,025	32,411
Carrier Access Corp. (a)	4,700	3,055
Centillium Communications, Inc. (a)	7,700	27,712
Clarent Corp. (a)	10,489	472
Com21, Inc. (a)	1,700	391
Comarco, Inc. (a)	3,000	17,891
CommScope, Inc. (a)	8,800	59,488
Communications Systems, Inc. (a)	5,500	35,200
Computer Network Technology Corp. (a)	7,300	45,114
Comtech Telecommunications Corp. (a)	3,200	26,240
Concerto Software, Inc. (a)	5,500	38,280
Copper Mountain Networks, Inc. (a)	1,960	7,252
Cortelco Systems Puerto Rico, Inc. (a)	322	0
Corvis Corp. (a)	51,200	33,792
Cosine Communications, Inc. (a)	13,800	5,796
Cylink Corp. (a)	7,000	3,990
Data Race, Inc. (a)	10,800	162
Datum, Inc. (a)	2,100	18,396
Digi International, Inc. (a)	9,133	21,463
Digital Lightwave, Inc. (a)	8,435	11,387
Ditech Communications Corp. (a)	9,800	16,660
DMC Stratex Networks, Inc. (a)	9,830	17,203
Echelon Corp. (a)	9,600	123,456
EFJ, Inc. (a)	157	113
eLOT, Inc. (a)	5,600	34
Emulex Corp. (a)	14,800	249,824
Enterasys Networks, Inc. (a)	29,800	30,098
Entrada Networks, Inc. (a)	292	50
eOn Communications Corp. (a)	3,220	1,452
Extended Systems, Inc. (a)	5,900	15,340
Extreme Networks, Inc. (a)	20,600	194,258
Ezenia!, Inc. (a)	2,900	348
F5 Networks, Inc. (a)	6,500	81,250
FalconStor Software, Inc. (a)	7,300	37,595
Finisar Corp. (a)	30,900	42,611
First Virtual Communications, Inc. (a)	2,908	1,454
Forgent Networks, Inc. (a)	10,200	40,800
Foundry Networks, Inc. (a)	25,800	225,750
Gadzoox Networks, Inc. (a)	14,900	596
Glenayre Technologies, Inc. (a)	21,600	24,840
Globecomm Systems, Inc. (a)	1,700	7,140
Harmonic, Inc. (a)	7,870	19,990
Harris Corp.	11,700	373,815
Inrange Technologies Corp. Class B (a)	19,700	75,845
Inter-Tel, Inc.	6,900	164,082
InterDigital Communication Corp. (a)	11,000	98,120
Interspeed, Inc. (a)	2,800	17
ION Networks, Inc. (a)	12,500	2,388
ISCO International, Inc. (a)	8,300	2,324
Ixia (a)	7,900	47,400
Juniper Networks, Inc. (a)	64,000	465,280
Lantronix, Inc. (a)	19,200	15,552
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
LightPath Technologies, Inc. Class A (a)	9,200	$ 4,784
Loral Space & Communications Ltd. (a)	46,100	22,589
McDATA Corp. Class A (a)	23,600	225,852
MCK Communications, Inc. (a)	12,100	9,680
Microwave Filter Co., Inc.	4,100	4,387
MRV Communications, Inc. (a)	24,061	25,023
Netopia, Inc. (a)	8,900	17,266
Netro Corp. (a)	18,400	50,048
Netscreen Technologies, Inc.	2,000	23,860
NetSolve, Inc. (a)	1,700	13,362
Network Computing Devices, Inc. (a)	4,500	405
Network Engines, Inc. (a)	13,800	14,766
Network Equipment Technologies, Inc. (a)	2,000	8,500
New Focus, Inc. (a)	22,600	63,506
Next Level Communications, Inc. (a)	11,100	10,545
NMS Communications Corp. (a)	9,700	16,490
Norstan, Inc. (a)	6,400	19,200
NumereX Corp. Class A (a)	5,300	30,099
Occam Networks, Inc. (a)	6,300	441
Oplink Communications, Inc. (a)	21,500	17,415
Optelecom, Inc. (a)	2,300	7,038
Optical Cable Corp. (a)	1,312	3,385
Optical Communication Products, Inc. (a)	8,200	9,020
P-Com, Inc. (a)	1,220	403
Packeteer, Inc. (a)	4,500	20,475
Paradyne Networks, Inc. (a)	16,902	36,170
PC-Tel, Inc. (a)	8,800	52,448
Performance Technologies, Inc. (a)	4,600	16,560
Plantronics, Inc. (a)	6,400	117,504
Polycom, Inc. (a)	16,835	165,151
Powerwave Technologies, Inc. (a)	8,900	55,180
Proxim Corp. Class A (a)	32,040	76,576
Redback Networks, Inc. (a)	23,200	23,664
REMEC, Inc. (a)	12,000	49,440
Repeater Technologies, Inc. (a)	3,000	45
Riverstone Networks, Inc. (a)	18,100	16,290
ROHN Industries, Inc. (a)	17,700	3,009
Science Dynamics Corp. (a)	3,000	180
SCM Microsystems, Inc. (a)	4,400	33,352
Sonus Networks, Inc. (a)	32,700	24,590
Sorrento Networks Corp. (a)	6,166	4,193
SpectraLink Corp. (a)	5,900	43,424
SSE Telecom, Inc. (a)	3,100	19
STM Wireless, Inc. Class A (a)	4,500	2,205
Stratos Lightwave, Inc. (a)	23,298	16,542
Sunrise Telecom, Inc. (a)	6,000	9,720
Superior Telecom, Inc. (a)	4,460	892
Sycamore Networks, Inc. (a)	52,100	148,485
Symmetricom, Inc. (a)	10,750	34,293
Syntellect, Inc. (a)	7,300	1,971
Tekelec (a)	14,100	138,448

	Shares	Value (Note 1)
Telaxis Communications Corp. (a)	9,620	$ 4,224
Tellium, Inc. (a)	33,600	18,480
Telscape International, Inc. (a)	4,700	5
Telular Corp. (a)	4,375	14,394
TeraForce Technology Corp. (a)	5,500	699
Terayon Communication Systems, Inc. (a)	20,500	64,165
Tollgrade Communications, Inc. (a)	4,300	49,450
Triton Network Systems, Inc. (a)	4,300	2,064
Turnstone Systems, Inc. (a)	18,120	51,098
Tut Systems, Inc. (a)	5,600	4,592
UTStarcom, Inc. (a)	1,700	22,440
Veramark Technologies, Inc. (a)	1,700	765
Verilink Corp. (a)	5,400	3,780
ViaSat, Inc. (a)	11,300	68,365
Video Network Communications, Inc. (a)	908	1,026
Vyyo, Inc. (a)	1,267	3,117
Wegener Corp. (a)	12,400	12,152
Westell Technologies, Inc. Class A (a)	3,680	5,078
Wire One Technologies, Inc. (a)	3,500	6,720
WJ Communications, Inc. (a)	10,100	9,080
Xetel Corp. (a)	7,400	296
		6,987,861
Computers & Peripherals - 0.7%
Advanced Digital Information Corp. (a)	14,800	82,288
Alpha Technologies Group, Inc. (a)	4,700	6,296
Applied Films Corp. (a)	3,500	29,960
Aspeon, Inc. (a)	4,200	462
Auspex Systems, Inc. (a)	2,700	1,026
Avid Technology, Inc. (a)	8,200	83,230
Boundless Corp. (a)	400	160
Concurrent Computer Corp. (a)	19,300	54,233
CopyTele, Inc. (a)	17,800	6,408
Cray, Inc. (a)	16,400	61,664
Crossroads Systems, Inc. (a)	3,600	2,340
Datalink Corp. (a)	2,200	7,918
Dataram Corp. (a)	3,900	12,090
Dot Hill Systems Corp. (a)	500	1,530
Drexler Technology Corp. (a)	4,200	67,662
Electronics for Imaging, Inc. (a)	8,500	127,755
Exabyte Corp. (a)	8,700	6,960
FOCUS Enhancements, Inc. (a)	8,200	11,890
Handspring, Inc. (a)	20,900	24,244
Hauppauge Digital, Inc. (a)	4,400	6,732
HEI, Inc. (a)	3,600	18,180
Hutchinson Technology, Inc. (a)	6,800	106,828
Imation Corp. (a)	7,300	242,725
Immersion Corp. (a)	2,600	4,420
InFocus Corp. (a)	9,800	109,270
Innovex, Inc. (a)	2,400	6,120
Inprimis, Inc. (a)	1,300	130
Intergraph Corp. (a)	12,300	198,030
Interphase Corp. (a)	4,600	19,182
Iomega Corp. (a)	12,460	151,015
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
JNI Corp. (a)	8,700	$ 25,143
Maxtor Corp. (a)	40,761	151,223
Media 100, Inc. (a)	7,459	6,340
Mitek Systems, Inc. (a)	7,300	8,906
MTI Technology Corp. (a)	10,300	3,296
NeoMagic Corp. (a)	13,400	18,760
Neoware Systems, Inc. (a)	4,000	71,280
Novatel Wireless, Inc. (a)	15,300	3,825
nStor Technologies, Inc. (a)	7,900	2,054
Overland Storage, Inc. (a)	4,100	41,041
Paravant, Inc. (a)	11,100	38,850
Pinnacle Systems, Inc. (a)	11,300	106,559
Presstek, Inc. (a)	9,800	29,792
Printronix, Inc. (a)	100	1,001
Procom Technology, Inc. (a)	6,900	2,208
Quantum Corp. (a)	36,012	106,235
Rainbow Technologies, Inc. (a)	9,500	39,900
Read-Rite Corp. (a)	27,900	16,740
Rimage Corp. (a)	6,000	55,740
SanDisk Corp. (a)	10,600	171,826
SBS Technologies, Inc. (a)	5,800	42,108
Sigma Designs, Inc. (a)	9,200	22,752
Silicon Graphics, Inc. (a)	24,700	29,146
SimpleTech, Inc. (a)	10,200	27,030
Socket Communications, Inc. (a)	8,600	8,084
SteelCloud, Inc., (a)	5,100	8,160
Storage Computer Corp. (a)	5,800	2,726
Storage Technology Corp. (a)	18,600	253,890
StorageNetworks, Inc. (a)	12,200	19,032
Synaptics, Inc.	7,500	44,993
TenFold Corp. (a)	7,200	1,080
Tidel Technologies, Inc. (a)	10,700	3,745
Transact Technologies, Inc. (a)	100	516
uniView Technologies Corp. (a)	1,500	750
ViewCast.com, Inc. (a)	11,100	3,441
Vitech America, Inc. (a)	10	0
Vixel Corp. (a)	6,100	12,139
Western Digital Corp. (a)	32,700	132,762
Xybernaut Corp. (a)	8,000	3,120
Zoom Technologies, Inc. (a)	5,600	3,142
		2,970,083
Electronic Equipment & Instruments - 1.8%
Advanced Photonix, Inc. Class A (a)	11,900	8,449
Aetrium, Inc. (a)	100	115
American Technology Corp. (a)	1,600	6,960
Amphenol Corp. Class A (a)	7,100	275,622
Analogic Corp.	3,600	154,800
Andersen Group, Inc. (a)	3,500	16,170
Andrea Electronics Corp. (a)	3,700	1,702
Anixter International, Inc. (a)	5,700	134,235
APA Optics, Inc. (a)	4,100	7,462

	Shares	Value (Note 1)
Appiant Technologies, Inc. (a)	3,700	$ 1,924
APW Ltd. (a)	4,300	129
Arrow Electronics, Inc. (a)	16,900	275,301
Artesyn Technologies, Inc. (a)	11,200	26,432
Avnet, Inc.	21,373	330,854
AVX Corp.	32,200	395,416
BEI Technologies, Inc.	4,300	52,030
Bell Industries, Inc. (a)	7,800	12,246
Benchmark Electronics, Inc. (a)	3,000	76,200
California Amplifier, Inc. (a)	9,200	31,832
CheckPoint Systems, Inc. (a)	9,200	105,800
Chyron Corp. (a)	7,000	1,680
ClearOne Communications, Inc. (a)	4,100	48,380
Cognex Corp. (a)	10,600	166,950
Coherent, Inc. (a)	6,600	133,914
Craftmade International, Inc.	3,400	48,620
CTS Corp.	2,400	15,360
CyberOptics Corp. (a)	5,300	26,500
Daktronics, Inc. (a)	7,500	72,825
DDi Corp. (a)	15,600	7,644
Diebold, Inc.	13,400	482,936
Digital Video Systems, Inc. (a)	1,400	3,500
Duraswitch Industries, Inc. (a)	4,300	13,463
Electro Scientific Industries, Inc. (a)	7,500	139,425
Emcee Broadcast Products, Inc. (a)	3,000	900
En Pointe Technologies, Inc. (a)	3,200	3,072
ePlus, Inc. (a)	6,600	43,817
Excel Technology, Inc. (a)	4,300	97,997
Fargo Electronics, Inc. (a)	8,000	60,400
Fisher Scientific International, Inc. (a)	12,500	359,500
Flir Systems, Inc. (a)	2,500	94,875
Franklin Electric Co., Inc.	2,800	133,000
Frequency Electronics, Inc.	150	1,185
Giga-Tronics, Inc. (a)	4,900	6,664
Global Imaging Systems, Inc. (a)	5,300	103,933
Hathaway Corp. (a)	3,800	10,260
Identix, Inc. (a)	9,342	58,855
Ingram Micro, Inc. Class A (a)	27,200	371,280
Interlink Electronics, Inc. (a)	5,800	20,300
Intermagnetics General Corp.	4,936	68,512
Intevac, Inc. (a)	1,500	5,550
Itron, Inc. (a)	5,800	78,358
JMAR Technologies, Inc. (a)	6,100	9,882
Keithley Instruments, Inc.	1,800	25,020
KEMET Corp. (a)	13,800	166,290
LeCroy Corp. (a)	3,400	34,408
Lexar Media, Inc. (a)	18,100	59,911
Littelfuse, Inc. (a)	5,600	112,448
LoJack Corp. (a)	1,700	7,344
LSI, Industries, Inc.	5,150	50,264
Maxwell Technologies, Inc. (a)	4,100	23,780
Mechanical Technology, Inc. (a)	10,300	15,862
Merix Corp. (a)	4,550	38,266
Methode Electronics, Inc. Class A	10,900	105,621
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Micronetics Wireless, Inc. (a)	4,000	$ 10,480
MTS Systems Corp.	6,700	77,586
Nanometrics, Inc. (a)	3,800	19,418
Newport Corp. (a)	4,600	71,576
NU Horizons Electronics Corp. (a)	8,000	54,880
Odetics, Inc. Class A (a)	4,600	5,336
OSI Systems, Inc. (a)	3,000	52,770
Panavision, Inc. (a)	205	666
Park Electrochemical Corp.	2,450	52,430
Parlex Corp. (a)	2,200	25,938
Pemstar, Inc. (a)	10,700	10,700
Photon Dynamics, Inc. (a)	2,300	48,001
Pioneer Standard Electronics, Inc.	9,600	95,136
Planar Systems, Inc. (a)	3,800	67,868
Plexus Corp. (a)	5,720	83,626
Powell Industries, Inc. (a)	3,800	67,108
PSC, Inc. (a)	7,300	657
Research Frontiers, Inc. (a)	4,100	38,540
RF Industries Ltd. (a)	2,500	5,125
Rheometrics Scientific, Inc. (a)	5,900	3,540
Richardson Electronics Ltd.	5,300	47,011
Robotic Vision Systems, Inc. (a)	8,500	4,250
Rofin-Sinar Technologies, Inc. (a)	400	3,556
Rogers Corp. (a)	1,100	30,250
Roper Industries, Inc.	5,100	177,225
Satcon Technology Corp.	6,400	9,728
ScanSource, Inc. (a)	2,000	120,380
Sirenza Microdevices, Inc. (a)	8,700	14,964
Somera Communications, Inc. (a)	14,500	39,875
Spatializer Audio Labs, Inc. (a)	12,700	1,080
Spectrian Corp. (a)	5,200	36,920
Spectrum Control, Inc. (a)	10,100	53,328
Spire Corp. (a)	200	420
StockerYale, Inc. (a)	2,400	4,776
Suntron Corp. (a)	221	882
Superconductor Technologies, Inc. (a)	9,800	12,642
Sypris Solutions, Inc. (a)	3,700	52,614
Tanisys Technology, Inc. (a)	7,800	94
Tech Data Corp. (a)	9,800	324,086
Technitrol, Inc.	5,500	109,505
Teledyne Technologies, Inc. (a)	4,200	74,760
Trimble Navigation Ltd. (a)	6,800	95,200
Trimedyne, Inc. (a)	9,200	3,303
TrueTime, Inc. (a)	3,000	6,420
Ultrak, Inc. (a)	8,400	10,072
Universal Display Corp. (a)	3,900	21,099
Varian, Inc. (a)	5,700	179,778
Veeco Instruments, Inc. (a)	3,889	50,946
Viisage Technology, Inc. (a)	5,900	19,175
Vishay Intertechnology, Inc. (a)	29,291	419,447
Woodhead Industries, Inc.	100	1,554

	Shares	Value (Note 1)
X-Rite, Inc.	700	$ 5,565
Zomax, Inc. (a)	13,200	50,292
Zygo Corp. (a)	5,800	34,220
		8,049,228
Internet Software & Services - 1.1%
24/7 Real Media, Inc. (a)	3,420	923
Accrue Software, Inc. (a)	19,200	1,920
Akamai Technologies, Inc. (a)	24,874	23,630
Allscripts Healthcare Solutions, Inc. (a)	11,000	29,590
America Online Latin America, Inc. (a)	10,300	4,017
AppliedTheory Corp. (a)	11,400	80
Apropos Technology, Inc. (a)	3,760	5,862
Ariba, Inc. (a)	46,500	102,300
Art Technology Group, Inc. (a)	11,200	10,416
Ashton Technology Group, Inc. (a)	4,500	225
Ask Jeeves, Inc. (a)	4,000	4,600
Audiohighway.com (a)	4,000	8
Autobytel, Inc. (a)	13,608	31,571
Blue Coat Systems, Inc. (a)	16,800	11,088
Blue Martini Software, Inc. (a)	22,600	17,515
Braun Consulting, Inc. (a)	8,800	10,208
BroadVision, Inc. (a)	13,299	32,849
Calico Commerce, Inc. (a)	2,388	693
CenterSpan Communications Corp. (a)	4,200	11,970
Centra Software, Inc. (a)	8,310	11,468
Chordiant Software, Inc. (a)	9,950	9,055
Click Commerce, Inc. (a)	4,700	2,820
ClickAction, Inc. (a)	2,800	728
CMGI, Inc. (a)	47,064	26,826
CNET Networks, Inc. (a)	33,640	42,050
Commerce One, Inc. (a)	40,000	15,900
Communication Intelligence Corp. (a)	7,900	2,686
Corillian Corp. (a)	13,400	13,521
Critical Path, Inc. (a)	14,976	13,478
Cybercash, Inc.	400	28
CyberSource Corp. (a)	5,700	10,260
Cysive, Inc. (a)	11,400	25,878
deltathree, Inc. (a)	4,700	2,444
Dice, Inc. (a)	3,800	6,498
Digex, Inc. Class A (a)	4,000	840
Digital Courier Technologies, Inc. (a)	2,800	45
Digital Impact, Inc. (a)	1,200	1,824
Digital Insight Corp. (a)	6,600	107,580
Digital Lighthouse Corp. (a)	6,500	13
Digital River, Inc. (a)	8,900	69,242
DigitalThink, Inc. (a)	11,490	17,924
Digitas, Inc. (a)	6,500	19,630
Divine, Inc. Class A (a)	8,579	24,708
Docent, Inc. (a)	5,500	4,180
DoubleClick, Inc. (a)	20,176	113,591
DSL.net, Inc. (a)	13,700	4,658
EarthLink, Inc. (a)	26,427	161,205
EasyLink Services Corp. Class A (a)	958	1,811
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
eBenX, Inc. (a)	9,900	$ 27,225
eCollege.com (a)	4,200	15,960
EDGAR Online, Inc. (a)	4,100	5,658
eGain Communications Corp. (a)	9,263	2,316
Elcom International, Inc. (a)	6,500	3,510
Eloquent, Inc.	3,080	739
eMerge Interactive, Inc. Class A (a)	4,490	1,706
Engage, Inc. (a)	38,600	2,316
Equinix, Inc. (a)	9,900	3,069
eUniverse, Inc. (a)	6,800	27,132
EuroWeb International Corp. (a)	740	1,702
Evolve Software, Inc. (a)	4,900	833
eXcelon Corp. (a)	11,254	4,389
EXDS, Inc. (a)	15,656	0
Expedia, Inc.:
warrants 2/4/09 (a)	96	2,030
Class A (a)	3,600	182,052
Extensity, Inc. (a)	1,900	3,268
FairMarket, Inc. (a)	5,600	7,386
Fastnet Corp. (a)	5,500	4,840
Fidelity National Information Solutions, Inc. (a)	6,379	147,355
FiNet.com, Inc. (a)	450	527
FirePond, Inc. (a)	785	1,970
Firstwave Technologies, Inc. (a)	1,200	10,788
FreeMarkets, Inc. (a)	6,500	38,610
Fusion Networks Holdings, Inc. (a)	3,170	3
Genuity, Inc. Class A (a)	5,280	1,426
Globix Corp. (a)	3,500	161
GSV, Inc. (a)	700	91
HealthAxis, Inc. (a)	1,900	855
HearMe	4,800	48
High Speed Access Corp. (a)	17,600	21,472
Hollywood Media Corp. (a)	3,700	4,477
Homeseekers.com, Inc. (a)	4,100	287
HomeStore, Inc. (a)	30,200	17,516
Hoover's, Inc. (a)	4,700	29,281
Hotels.com Class A (a)	2,900	120,756
Hyperfeed Technologies, Inc. (a)	7,500	3,900
I-Many, Inc. (a)	9,900	25,443
iBasis, Inc. (a)	4,400	1,892
iBEAM Broadcasting Corp. (a)	1,560	0
IGN Entertainment, Inc. (a)	240	1,253
iManage, Inc. (a)	4,900	12,348
Imergent, Inc. (a)	1,110	1,554
Improvenet, Inc. (a)	9,700	873
Infocrossing, Inc. (a)	1,200	9,996
InfoSpace, Inc. (a)	44,052	22,907
Innodata Corp. (a)	8,000	8,720
InsWeb Corp. (a)	283	566
INT Media Group, Inc. (a)	6,400	15,181

	Shares	Value (Note 1)
Intelligroup, Inc. (a)	4,900	$ 4,802
Interland, Inc. (a)	21,900	55,626
Interliant, Inc. (a)	5,300	148
Internap Network Services Corp. (a)	19,600	5,292
Internet America, Inc. (a)	6,500	1,820
Internet Capital Group, Inc. (a)	36,300	10,160
Internet Commerce Corp. Class A (a)	3,400	5,474
Internet Pictures Corp. (a)	851	1,234
Internet Security Systems, Inc. (a)	8,500	129,030
InterWorld Corp. (a)	9,650	386
Interwoven, Inc. (a)	27,000	67,500
Intraware, Inc. (a)	4,700	4,935
iVillage, Inc. (a)	9,803	8,038
J Net Enterprises, Inc. (a)	5,700	3,990
j2 Global Communications, Inc. (a)	3,678	66,204
Jupiter Media Metrix, Inc. (a)	14,700	2,499
Kana Software, Inc. (a)	4,815	9,149
Keynote Systems, Inc. (a)	7,700	56,133
Landacorp, Inc. (a)	4,600	3,404
Larscom, Inc. Class A (a)	3,000	1,560
Learn2 Corp. (a)	6,056	484
LendingTree, Inc. (a)	6,110	82,791
Liquid Audio, Inc. (a)	7,800	18,954
Liveworld, Inc. (a)	1,800	45
LookSmart Ltd. (a)	17,100	24,282
Loudeye Corp. (a)	4,000	1,280
Marimba, Inc. (a)	6,400	11,520
Marketwatch.com, Inc. (a)	2,800	11,900
MatrixOne, Inc. (a)	11,800	56,640
MaxWorldwide, Inc. (a)	16,000	7,040
McAfee.com Corp. (a)	3,800	63,270
MedicaLogic/Medscape, Inc. (a)	5,100	1,173
Modem Media, Inc. Class A (a)	4,600	12,144
Multex.com, Inc. (a)	7,700	24,024
Navidec, Inc. (a)	4,200	504
NaviSite, Inc. (a)	15,700	2,669
Neoforma, Inc. (a)	6,240	56,285
Net Perceptions, Inc. (a)	13,300	14,294
Net2Phone, Inc. (a)	10,700	35,406
Netegrity, Inc. (a)	16,600	38,014
NetObjects, Inc. (a)	8,600	43
NetRatings, Inc. (a)	3,500	19,950
Netzee, Inc. (a)	450	135
New Frontier Media, Inc. (a)	4,200	7,644
NexPrise, Inc. (a)	293	1,172
NIC, Inc. (a)	4,800	7,920
Niku Corp. (a)	23,500	5,170
NQL, Inc. (a)	8,200	8
OneSource Information Services, Inc. (a)	2,700	17,577
Onvia.com, Inc.	9,690	19,961
Openwave Systems, Inc. (a)	27,317	27,317
Opsware, Inc. (a)	21,900	19,710
Optio Software, Inc. (a)	3,200	896
Overture Services, Inc. (a)	10,900	220,747
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
PayPal, Inc.	1,000	$ 21,820
PEC Solutions, Inc. (a)	3,400	79,424
Persistence Software, Inc. (a)	3,900	2,652
PopMail.com, Inc. (a)	1,060	74
Primus Knowledge Solutions, Inc. (a)	5,200	2,912
Private Business, Inc. (a)	2,038	5,299
ProcureNet, Inc. (a)	800	120
PurchasePro.com, Inc. (a)	1,740	383
Quintus Corp. (a)	3,806	343
Quovadx, Inc. (a)	6,882	15,147
Raindance Communications, Inc. (a)	7,700	16,555
RealNetworks, Inc. (a)	31,900	146,102
Register.com, Inc. (a)	10,100	44,945
Retek, Inc. (a)	7,956	38,905
RWD Technologies, Inc. (a)	400	904
S1 Corp. (a)	8,530	44,612
Saba Software, Inc. (a)	7,600	20,672
Salon Media Group, Inc. (a)	4,600	322
SciQuest, Inc. (a)	8,500	6,375
SeeBeyond Technology Corp. (a)	21,000	35,490
Selectica, Inc. (a)	7,500	32,618
SkillSoft Corp. (a)	4,250	43,818
SmartServ Online, Inc. (a)	1,700	1,649
SoftNet Systems, Inc. (a)	1,300	3,185
SonicWALL, Inc. (a)	16,300	73,350
SPEEDUS Corp. (a)	1,900	1,519
Sportsline.com, Inc. (a)	6,500	8,125
SSP Solutions, Inc. (a)	2,900	3,480
Stan Lee Media, Inc. (a)	8,100	57
StarMedia Network, Inc. (a)	13,100	131
Stellent, Inc. (a)	5,400	27,108
Supportsoft, Inc. (a)	9,100	21,840
Switchboard, Inc. (a)	4,000	6,196
Synergy Brands, Inc. (a)	2,060	1,586
SynQuest, Inc. (a)	870	1,088
TechTeam Global, Inc. (a)	200	1,378
TeleCommunication Systems, Inc. Class A (a)	4,000	6,000
The Sedona Corp. (a)	8,300	3,320
The viaLink Co. (a)	3,000	300
theglobe.com, Inc. (a)	7,600	190
TheStreet.com, Inc. (a)	5,900	16,815
Tippingpoint Technologies, Inc. (a)	455	4,618
Track Data Corp. (a)	4,700	3,619
TriZetto Group, Inc. (a)	10,600	69,218
Tucows, Inc. (a)	6,900	2,484
Tumbleweed Communications Corp. (a)	14,900	17,460
U.S. Interactive, Inc. (a)	2,400	2
U.S. SEARCH.com, Inc. (a)	4,300	2,107
United Online, Inc. (a)	7,420	85,404

	Shares	Value (Note 1)
Universal Access Global Holdings, Inc. (a)	12,600	$ 2,772
ValueClick, Inc. (a)	34,662	83,535
VCampus Corp. (a)	380	1,045
VeriSign, Inc. (a)	41,504	297,999
VerticalNet, Inc. (a)	1,580	1,896
Via Net.Works, Inc. (a)	5,060	3,542
Viador, Inc. (a)	4,500	248
Viant Corp. (a)	11,400	17,898
Vicinity Corp. (a)	11,450	25,774
Vignette Corp. (a)	36,556	32,535
Virage, Inc. (a)	4,900	5,341
VirtualFund.com, Inc. (a)	5,600	392
Visual Data Corp. (a)	3,000	690
Vitria Technology, Inc. (a)	27,300	28,995
WatchGuard Technologies, Inc. (a)	8,200	43,542
Wavo Corp. (a)	7,500	113
Webb Interactive Services, Inc. (a)	5,200	2,704
WebEx Communications, Inc. (a)	8,200	120,786
Webhire, Inc. (a)	440	273
webMethods, Inc. (a)	10,165	88,934
Websense, Inc. (a)	3,200	54,528
WorldGate Communications, Inc. (a)	11,300	11,526
Worldwide Xceed Group, Inc. (a)	180	1
Youbet.com, Inc. (a)	6,300	3,591
Zix Corp. (a)	7,100	25,631
		4,831,108
IT Consulting & Services - 1.1%
Acxiom Corp. (a)	15,360	271,104
Affiliated Computer Services, Inc. Class A (a)	25,300	1,125,850
AlphaNet Solutions, Inc. (a)	300	354
American Management Systems, Inc. (a)	10,500	157,500
Analysts International Corp.	10,350	30,947
Answerthink, Inc. (a)	12,410	25,441
Anteon International Corp.	7,800	177,450
Bell Microproducts, Inc. (a)	7,600	41,496
BrightStar Information Technology Group, Inc. (a)	4,500	180
CACI International, Inc. Class A (a)	4,300	160,175
Carreker Corp. (a)	6,700	61,372
Ciber, Inc. (a)	17,484	106,827
Cognizant Technology Solutions Corp. Class A (a)	1,600	91,856
Competitive Technologies, Inc. (a)	4,100	11,931
Computer Horizons Corp. (a)	17,200	63,984
Computer Task Group, Inc. (a)	700	2,240
Cotelligent, Inc. (a)	600	150
Covansys Corp. (a)	9,332	27,623
CSP, Inc. (a)	3,800	11,013
Direct Insite Corp. (a)	53	133
DynTek, Inc. Class A (a)	8,600	12,040
Edgewater Technology, Inc. (a)	12,800	60,032
Elite Information Group, Inc. (a)	4,100	28,700
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Consulting & Services - continued
eLoyalty Corp. (a)	4,640	$ 22,272
Enherent Corp. (a)	8,200	328
Forrester Research, Inc. (a)	5,700	89,034
Gartner, Inc. Class B (a)	10,700	98,440
GRIC Communications, Inc. (a)	4,500	6,657
Health Management Systems, Inc. (a)	6,600	18,947
IDX Systems Corp. (a)	7,100	82,786
iGate Corp. (a)	6,000	23,646
Inforte Corp. (a)	6,260	47,576
Integral Systems, Inc. (a)	2,800	57,428
Integrated Information Systems, Inc. (a)	2,300	230
Keane, Inc. (a)	17,888	144,893
KPMG Consulting, Inc. (a)	27,000	274,050
Lionbridge Technologies, Inc. (a)	8,378	14,662
Manchester Technologies, Inc. (a)	1,900	4,000
Manhattan Associates, Inc. (a)	4,100	91,307
ManTech International Corp. Class A	3,400	81,430
MedCom USA, Inc. (a)	2,260	588
Meta Group, Inc. (a)	7,300	24,893
MPS Group, Inc. (a)	14,500	77,575
Neomedia Technologies, Inc. (a)	5,500	457
Netguru, Inc. (a)	1,800	4,050
Netplex Group, Inc. (a)	3,800	80
New Horizons Worldwide, Inc. (a)	400	2,764
OAO Technology Solutions, Inc. (a)	4,000	8,400
Perot Systems Corp. Class A (a)	17,800	210,930
PFSweb, Inc. (a)	19,953	7,782
Pilot Network Services, Inc. (a)	3,500	5
PowerCerv Corp. (a)	522	63
Predictive Systems, Inc. (a)	15,300	3,825
ProQuest Co. (a)	7,000	232,400
Razorfish, Inc. Class A (a)	735	1,661
Safeguard Scientifics, Inc. (a)	13,800	22,218
SAVVIS Communications Corp. (a)	8,580	4,290
SRA International, Inc. Class A	3,100	78,554
StarTek, Inc. (a)	1,500	32,475
Storage Engine, Inc. (a)	500	350
Superior Consultant Holdings Corp. (a)	2,800	11,480
Sykes Enterprises, Inc. (a)	11,600	74,936
Syntel, Inc. (a)	4,000	47,120
Tanning Technology Corp. (a)	8,100	7,938
Technology Solutions Co. (a)	9,500	10,640
The Management Network Group, Inc. (a)	2,000	2,960
Tier Technologies, Inc. Class B (a)	5,000	95,650
Titan Corp.	12,148	136,665
TSR, Inc. (a)	300	1,407
Tyler Technologies, Inc. (a)	300	1,125
UBICS, Inc. (a)	4,000	2,040
Verso Technologies, Inc. (a)	16,790	5,877
Vestcom International, Inc. (a)	500	2,500

	Shares	Value (Note 1)
WidePoint Corp. (a)	5,600	$ 560
Zamba Corp. (a)	2,200	308
		4,640,650
Office Electronics - 0.1%
IKON Office Solutions, Inc.	25,500	235,875
Zebra Technologies Corp.:
Class A (a)	6,000	325,740
Class B (a)	270	14,658
		576,273
Semiconductor Equipment & Products - 2.2%
8X8, Inc. (a)	1,900	760
Actel Corp. (a)	6,300	89,271
ADE Corp. (a)	1,400	9,114
Advanced Energy Industries, Inc. (a)	6,500	79,950
Advanced Power Technology, Inc. (a)	4,200	31,248
Agere Systems, Inc. Class A (a)	313,700	498,783
Alliance Semiconductor Corp. (a)	9,800	48,020
Amkor Technology, Inc. (a)	37,400	84,150
Amtech Systems, Inc. (a)	4,800	19,099
ANADIGICS, Inc. (a)	7,800	24,258
Artisan Components, Inc. (a)	6,700	61,439
Asyst Technologies, Inc. (a)	5,900	52,923
Atmel Corp. (a)	83,300	192,423
ATMI, Inc. (a)	7,900	134,537
August Technology Corp. (a)	4,600	19,320
Axcelis Technologies, Inc. (a)	19,900	134,524
AXT, Inc. (a)	6,700	36,448
Brooks-PRI Automation, Inc. (a)	4,932	84,337
Cabot Microelectronics Corp. (a)	4,177	177,314
California Micro Devices Corp. (a)	4,900	32,830
Catalyst Semiconductor, Inc. (a)	7,800	21,606
Celeritek, Inc. (a)	5,200	40,456
ChipPAC, Inc. Class A (a)	11,200	34,384
Cirrus Logic, Inc. (a)	13,200	52,140
Cohu, Inc.	6,400	90,560
Conexant Systems, Inc. (a)	40,900	60,532
Credence Systems Corp. (a)	9,720	112,266
Cree, Inc. (a)	12,800	176,128
Cymer, Inc. (a)	5,200	125,840
Cypress Semiconductor Corp. (a)	20,400	214,812
Diodes, Inc. (a)	4,900	44,095
DPAC Technologies Corp. (a)	7,600	16,636
DSP Group, Inc. (a)	5,500	99,880
DuPont Photomasks, Inc. (a)	5,000	121,800
Electroglas, Inc. (a)	6,900	21,321
EMCORE Corp. (a)	10,000	29,000
Entegris, Inc. (a)	13,100	118,293
ESS Technology, Inc. (a)	6,900	82,455
Exar Corp. (a)	7,400	110,112
Fairchild Semiconductor International, Inc. Class A (a)	20,000	241,400
FEI Co. (a)	8,200	143,680
FSI International, Inc. (a)	8,503	37,413
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Genus, Inc. (a)	8,700	$ 13,137
GlobespanVirata, Inc. (a)	23,352	82,199
Helix Technology, Inc.	7,500	80,625
Hi/fn, Inc. (a)	3,576	19,963
Hytek Microsystems, Inc. (a)	4,300	7,396
Ibis Technology Corp. (a)	5,200	19,656
Insilicon Corp. (a)	4,900	19,752
Integrated Circuit Systems, Inc. (a)	10,700	190,781
Integrated Device Technology, Inc. (a)	17,637	233,338
Integrated Silicon Solution, Inc. (a)	4,300	21,672
Integrated Telecom Express, Inc. (a)	5,500	8,030
International Rectifier Corp. (a)	11,400	248,064
Intersil Corp. Class A (a)	26,235	443,896
IXYS Corp. (a)	8,730	44,960
Kopin Corp. (a)	18,500	114,885
Kulicke & Soffa Industries, Inc. (a)	6,100	22,692
LAM Research Corp. (a)	22,600	262,838
Lattice Semiconductor Corp. (a)	17,600	112,288
Logic Devices, Inc. (a)	9,600	4,714
LTX Corp. (a)	7,300	57,232
Mattson Technology, Inc. (a)	11,047	27,949
MEMC Electronic Materials, Inc. (a)	9,400	34,310
Micrel, Inc. (a)	14,800	163,540
Micro Component Technology, Inc. (a)	7,100	6,390
Micro Linear Corp. (a)	8,200	25,420
Microchip Technology, Inc. (a)	38,326	806,762
Microsemi Corp. (a)	6,700	43,409
Microtune, Inc. (a)	8,600	37,410
MIPS Technologies, Inc. Class A (a)	9,000	18,270
MKS Instruments, Inc. (a)	8,309	113,085
Monolithic System Technology, Inc. (a)	4,700	42,253
Multilink Technology Corp. (a)	10,500	3,045
Mykrolis Corp.	11,100	80,586
Oak Technology, Inc. (a)	15,948	69,693
Omnivision Technologies, Inc. (a)	6,500	58,500
ON Semiconductor Corp. (a)	37,200	71,796
OPTi, Inc.	3,000	3,690
PDF Solutions, Inc. (a)	3,700	22,200
Pericom Semiconductor Corp. (a)	8,200	74,292
Photronics, Inc. (a)	3,835	47,247
Pixelworks, Inc. (a)	9,100	51,506
PLX Technology, Inc. (a)	8,400	18,480
Power Integrations, Inc. (a)	5,400	77,058
QuickLogic Corp. (a)	11,400	32,490
Rambus, Inc. (a)	23,900	130,255
Ramtron International Corp. (a)	5,160	15,428
RF Micro Devices, Inc. (a)	28,800	192,672
Rudolph Technologies, Inc. (a)	4,300	54,180
Semitool, Inc. (a)	8,600	53,320
Semtech Corp. (a)	12,500	165,125
SEMX Corp. (a)	6,100	2,806

	Shares	Value (Note 1)
Silicon Image, Inc. (a)	13,400	$ 57,084
Silicon Laboratories, Inc. (a)	9,300	210,087
Silicon Storage Technology, Inc. (a)	12,700	68,707
Siliconix, Inc. (a)	6,100	133,285
Sipex Corp. (a)	7,800	23,400
Skyworks Solutions, Inc. (a)	22,300	93,660
SpeedFam-IPEC, Inc. (a)	10,442	46,989
SRS Labs, Inc. (a)	2,800	7,280
Standard Microsystems Corp. (a)	4,300	83,377
Supertex, Inc. (a)	3,800	42,940
Tegal Corp. (a)	11,400	6,956
Therma-Wave, Inc. (a)	7,270	10,469
Three-Five Systems, Inc. (a)	1,948	11,182
Transmeta Corp. (a)	28,700	34,727
Transwitch Corp. (a)	23,650	15,609
Trident Microsystems, Inc. (a)	4,800	18,144
TriQuint Semiconductor, Inc. (a)	20,243	107,288
TTM Technologies, Inc. (a)	5,575	16,837
Ultratech Stepper, Inc. (a)	5,800	73,718
Varian Semiconductor Equipment Associates, Inc. (a)	4,800	100,416
Virage Logic Corp. (a)	7,100	75,260
White Electronic Designs Corp. (a)	7,500	63,750
Xicor, Inc. (a)	7,200	32,832
Zoran Corp. (a)	4,200	55,314
		9,746,153
Software - 2.8%
A.D.A.M., Inc. (a)	2,800	2,408
Acclaim Entertainment, Inc. (a)	10,800	29,700
Activision, Inc. (a)	12,200	340,014
Actuate Corp. (a)	13,900	31,817
Adept Technology, Inc. (a)	6,900	7,797
Advent Software, Inc. (a)	5,300	91,054
Agile Software Corp. (a)	6,400	43,136
American Software, Inc. Class A (a)	11,800	36,108
Analytical Surveys, Inc. (a)	2,400	576
Ansoft Corp. (a)	4,400	18,304
Ansys, Inc. (a)	5,100	105,570
Applied Microsystems Corp. (a)	2,700	726
Applix, Inc. (a)	3,500	4,795
ARI Network Services, Inc. (a)	2,800	840
Artificial Life, Inc. (a)	1,000	300
Artisoft, Inc. (a)	6,400	4,288
Ascendant Solutions, Inc. (a)	3,800	1,216
Ascential Software Corp. (a)	57,970	126,954
Aspen Technology, Inc. (a)	13,300	53,466
Authentidate Holding Corp. (a)	2,300	5,175
AvantGo, Inc. (a)	15,000	8,700
AVIDYN, Inc. (a)	400	1,080
Axeda Systems, Inc. (a)	3,800	2,128
AXS-One, Inc. (a)	6,000	3,240
Barra, Inc. (a)	5,350	186,662
Base TEN Systems, Inc. Class A (a)	160	8
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Be, Inc. (a)	9,400	$ 1,034
BEA Systems, Inc. (a)	77,100	471,081
BindView Development Corp. (a)	18,900	20,223
Bitstream, Inc. Class A (a)	8,100	21,870
BNS Co. Class A (a)	20	53
Borland Software Corp. (a)	11,281	111,682
Bottomline Technologies, Inc. (a)	1,400	7,490
Brio Software, Inc. (a)	8,700	15,216
BSQUARE Corp. (a)	12,100	9,196
Cadence Design Systems, Inc. (a)	50,465	679,764
Caldera International, Inc. (a)	1,775	3,515
CAM Commerce Solutions, Inc. (a)	2,100	6,954
Caminus Corp. (a)	6,400	12,736
Captaris, Inc. (a)	11,400	28,272
Captiva Software Corp. (a)	2,600	2,733
CareCentric, Inc. (a)	20	8
CareCentric, Inc.	17	0
Catapult Communications Corp. (a)	3,700	43,179
Cerner Corp. (a)	6,300	235,368
Clarus Corp. (a)	7,200	36,648
Click2learn, Inc. (a)	3,900	1,599
Concero, Inc. (a)	1,800	558
Concord Communications, Inc. (a)	6,400	48,320
Concur Technologies, Inc. (a)	1,700	3,094
Convera Corp. Class A (a)	3,300	4,653
Corio, Inc. (a)	6,200	4,278
Datakey, Inc. (a)	3,000	10,500
Datastream Systems, Inc. (a)	7,000	43,330
Datatec Systems, Inc. (a)	11,700	11,583
Datawatch Corp. (a)	1,667	4,834
Dendrite International, Inc. (a)	9,600	60,000
Digimarc Corp. (a)	5,600	51,352
DocuCorp International, Inc. (a)	6,180	92,082
Documentum, Inc. (a)	6,500	100,295
Dynamics Research Corp. (a)	3,100	56,730
E.piphany, Inc. (a)	10,700	35,310
ebix.com, Inc. (a)	3,600	2,196
Eclipsys Corp. (a)	11,310	81,432
Elevon, Inc. (a)	5,100	4,335
Embarcadero Technologies, Inc. (a)	6,600	42,636
Entrust, Inc. (a)	10,300	44,074
Epicor Software Corp. (a)	6,635	9,422
EPIQ Systems, Inc. (a)	5,250	102,375
ePresence, Inc. (a)	5,900	10,325
Evans & Sutherland Computer Corp. (a)	600	3,600
Evolving Systems, Inc. (a)	2,100	630
Exchange Applications, Inc. (a)	483	203
Fair, Isaac & Co., Inc.	9,666	342,660
FileNET Corp. (a)	9,400	127,652
Fonix Corp. (a)	23,800	1,416
Fortel, Inc. (a)	9,900	1,188

	Shares	Value (Note 1)
Frontstep, Inc. (a)	2,600	$ 7,904
General Magic, Inc. (a)	471	236
Gensym Corp. (a)	4,300	4,515
Geoworks Corp. (a)	1,600	208
Gerber Scientific, Inc. (a)	900	2,079
GraphOn Corp. (a)	7,300	2,117
H.T.E., Inc. (a)	7,500	39,000
HealthCentral.com (a)	7,414	74
HPL Technologies, Inc. (a)	6,200	620
Hyperion Solutions Corp. (a)	8,290	188,183
i2 Technologies, Inc. (a)	75,390	67,851
Imagex, Inc. (a)	4,700	1,128
Indus International, Inc. (a)	4,400	7,216
Industri-Matematik International Corp. (a)	5,900	2,354
Inet Technologies, Inc. (a)	8,000	40,000
Infinium Software, Inc. (a)	3,400	16,218
Infogrames, Inc. (a)	10,200	30,702
Informatica Corp. (a)	11,200	51,296
Information Architects Corp. (a)	1,760	352
Ingenuus Corp. (a)	7,600	68
Inktomi Corp. (a)	21,000	10,500
Insignia Systems, Inc. (a)	5,300	39,750
InteliData Technologies Corp. (a)	3,900	3,276
IntelliCorp, Inc. (a)	7,700	462
Interactive Intelligence, Inc. (a)	2,900	10,150
Intertrust Technologies Corp. (a)	15,400	45,430
InterVoice-Brite, Inc. (a)	9,496	15,260
Intrusion, Inc. (a)	6,700	3,350
J.D. Edwards & Co. (a)	21,900	285,795
Jack Henry & Associates, Inc.	19,600	319,872
JDA Software Group, Inc. (a)	5,900	74,753
Kronos, Inc. (a)	4,050	105,138
Latitude Communications, Inc. (a)	8,100	6,318
Lawson Software, Inc.	7,800	35,100
LeadingSide, Inc. (a)	2,700	3
Legato Systems, Inc. (a)	20,784	59,027
Level 8 Systems, Inc. (a)	8,282	4,638
Liberate Technologies (a)	21,300	40,257
Lightspan, Inc. (a)	7,090	11,344
Logility, Inc. (a)	1,700	4,250
Macromedia, Inc. (a)	9,440	64,570
Magma Design Automation, Inc.	7,300	72,270
Manugistics Group, Inc. (a)	11,200	44,800
Mapics, Inc. (a)	7,500	46,808
MapInfo Corp. (a)	5,475	34,164
Mentor Graphics Corp. (a)	9,200	65,320
Mercator Software, Inc. (a)	4,900	6,958
Merge Technologies, Inc. (a)	5,000	23,050
MetaSolv, Inc. (a)	10,800	22,248
Micromuse, Inc. (a)	17,300	52,246
MICROS Systems, Inc. (a)	5,100	124,491
MicroStrategy, Inc. Class A (a)	1,700	19,193
Moldflow Corp. (a)	4,200	24,192
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
MRO Software, Inc. (a)	6,200	$ 61,504
MSC Software Corp. (a)	7,300	76,650
MyTurn.com, Inc. (a)	9,000	27
Nassda Corp.	3,900	31,200
National Instruments Corp. (a)	11,625	329,569
NEON Systems, Inc. (a)	1,200	4,680
NetIQ Corp. (a)	9,126	177,044
NetManage, Inc. (a)	9,427	2,168
NetScout Systems, Inc. (a)	6,000	20,160
Netsol Technologies, Inc. (a)	4,400	616
Network Associates, Inc. (a)	26,718	347,334
Network-1 Security Solutions, Inc. (a)	2,300	1,679
Novadigm, Inc. (a)	5,000	8,200
Nuance Communications, Inc. (a)	4,200	12,180
Numerical Technologies, Inc. (a)	11,400	52,326
NYFIX, Inc. (a)	11,425	57,125
Omtool Ltd. (a)	700	427
ON Technology Corp. (a)	4,000	8,996
ONYX Software Corp. (a)	4,200	8,652
Opnet Technologies, Inc. (a)	7,100	46,434
Optika, Inc. (a)	5,100	6,120
PASW, Inc. (a)	3,300	99
Peerless Systems Corp. (a)	6,900	7,038
Pegasystems, Inc. (a)	9,500	84,550
Peregrine Systems, Inc. (a)	30,185	8,301
Pervasive Software, Inc. (a)	4,000	13,000
Phoenix Technologies Ltd. (a)	6,990	52,006
PlanetCAD, Inc. (a)	4,900	1,519
Plato Learning, Inc. (a)	5,066	39,819
Portal Software, Inc. (a)	25,800	10,836
PracticeWorks, Inc. (a)	5,125	77,900
Precis, Inc. (a)	4,200	32,550
Progress Software Corp. (a)	8,200	114,800
Pumatech, Inc. (a)	4,300	1,720
QAD, Inc. (a)	3,600	7,236
QRS Corp. (a)	5,650	35,934
Quest Software, Inc. (a)	13,800	142,968
Radiant Systems, Inc. (a)	7,300	69,934
RadiSys Corp. (a)	5,953	42,862
Red Hat, Inc. (a)	32,300	153,425
Renaissance Learning, Inc. (a)	7,700	130,207
Resonate, Inc. (a)	3,600	4,680
Reynolds & Reynolds Co. Class A	11,900	295,715
Rogue Wave Software, Inc. (a)	8,100	15,390
Ross Systems, Inc. (a)	1,190	9,425
Roxio, Inc. (a)	4,800	19,680
RSA Security, Inc. (a)	14,600	34,456
SafeNet, Inc.	3,600	65,700
SAFLINK Corp. (a)	1,015	2,801

	Shares	Value (Note 1)
Sagent Technology, Inc. (a)	3,500	$ 984
Sanchez Computer Associates, Inc. (a)	3,100	11,873
ScanSoft, Inc. (a)	12,448	54,024
SeaChange International, Inc. (a)	6,650	44,821
Secure Computing Corp. (a)	11,100	49,062
Segue Software, Inc. (a)	2,900	3,277
SERENA Software, Inc. (a)	5,700	86,697
Smith Micro Software, Inc. (a)	1,800	792
Sonic Foundry, Inc. (a)	1,400	1,344
SpeechWorks International, Inc. (a)	5,200	17,056
SPSS, Inc. (a)	4,529	52,084
SS&C Technologies, Inc. (a)	5,000	64,500
Starbase Corp. (a)	310	239
Sybase, Inc. (a)	17,379	243,480
Symantec Corp. (a)	27,580	788,788
Synopsys, Inc. (a)	14,921	643,841
Synplicity, Inc. (a)	7,400	37,074
Systems & Computer Technology Corp. (a)	8,200	51,742
T/R Systems, Inc. (a)	7,700	3,850
Take-Two Interactive Software, Inc. (a)	6,200	155,620
TALX Corp.	4,656	59,411
Tangram Enterprise Solutions, Inc. (a)	2,900	1,131
Tarantella, Inc. (a)	14,600	4,964
TCSI Corp. (a)	8,600	3,010
The 3DO Co. (a)	1,875	4,331
THQ, Inc. (a)	6,450	148,995
TIBCO Software, Inc. (a)	34,620	145,750
Timberline Software Corp.	2,800	13,916
TradeStation Group, Inc. (a)	900	1,287
Transaction Systems Architects, Inc. Class A (a)	10,000	86,000
Tricord Systems, Inc. (a)	5,400	286
Tripos, Inc. (a)	2,200	18,766
Troy Group, Inc. (a)	2,300	4,830
Ulticom, Inc. (a)	12,500	74,750
Ultimate Software Group, Inc. (a)	2,500	7,500
Unicomp, Inc. (a)	4,400	308
United Leisure Corp. (a)	3,700	3,515
USDATA Corp. (a)	220	286
V-One Corp. (a)	6,600	2,508
VA Software Corp. (a)	14,945	17,336
Vastera, Inc. (a)	8,300	19,920
Verint Systems, Inc.	7,700	66,220
Verity, Inc. (a)	9,200	100,280
Versant Corp. (a)	3,300	2,023
Versata, Inc. (a)	616	813
Vertel Corp. (a)	3,600	360
Vertex Interactive, Inc. (a)	6,800	612
Viewpoint Corp. (a)	2,500	11,000
Visual Networks, Inc. (a)	10,000	10,400
Vizacom, Inc. (a)	500	405
Voiceflash Networks, Inc. (a)	1,000	270
Voxware, Inc. (a)	6,500	520
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Wave Systems Corp. Class A (a)	4,700	$ 9,680
Wind River Systems, Inc. (a)	18,620	95,148
Witness Systems, Inc. (a)	4,110	26,921
		12,235,092
TOTAL INFORMATION TECHNOLOGY		50,036,448
MATERIALS - 3.8%
Chemicals - 1.6%
A. Schulman, Inc.	8,800	185,856
Airgas, Inc. (a)	9,800	150,920
Albemarle Corp.	10,940	337,280
Altair Nanotechnologies, Inc. (a)	16,100	10,304
Arch Chemicals, Inc.	6,650	138,320
Cabot Corp.	12,100	288,464
Calgon Carbon Corp.	1,300	7,800
Cambrex Corp.	6,000	229,860
ChemFirst, Inc.	5,000	144,950
Crompton Corp.	26,895	299,879
Cytec Industries, Inc. (a)	6,600	175,560
Eco Soil Systems, Inc. (a)	500	5
Eden Bioscience Corp. (a)	12,000	20,760
Ethyl Corp. (a)	240	816
Ferro Corp.	10,200	266,730
FMC Corp.	5,300	150,043
General Chemical Group, Inc. (a)	100	175
Georgia Gulf Corp.	8,900	226,950
H.B. Fuller Co.	8,400	226,380
Hauser, Inc. (a)	25	5
Hawkins, Inc.	100	895
IMC Global, Inc.	25,580	338,679
International Specialty Products, Inc. (a)	9,200	90,620
LESCO, Inc.	1,700	19,890
Lubrizol Corp.	9,800	305,760
Lyondell Chemical Co.	21,900	313,827
MacDermid, Inc.	3,900	80,496
Material Sciences Corp. (a)	5,700	79,800
Millennium Chemicals, Inc.	16,800	223,440
Minerals Technologies, Inc.	5,200	206,700
Mississippi Chemical Corp. (a)	800	1,000
Nanophase Technologies Corp. (a)	5,500	25,300
NL Industries, Inc.	6,100	89,670
Olin Corp.	10,000	190,000
OM Group, Inc.	5,500	290,015
Pacific Chemical, Inc. (a)	100	0
PolyOne Corp.	18,400	172,040
RPM, Inc.	18,425	281,534
Solutia, Inc.	26,800	174,200
Southwall Technologies, Inc. (a)	7,100	18,460
Spartech Corp.	7,700	164,780
Stepan Co.	300	8,355

	Shares	Value (Note 1)
Symyx Technologies, Inc. (a)	8,300	$ 87,399
Terra Industries, Inc. (a)	1,900	3,705
The Scotts Co. Class A (a)	7,200	350,856
Valhi, Inc.	20,900	284,867
Valspar Corp.	11,300	458,102
W.R. Grace & Co. (a)	23,000	49,450
Zoltek Companies, Inc. (a)	2,700	5,589
		7,176,486
Construction Materials - 0.4%
Amcol International Corp.	1,150	6,268
Ameron International Corp.	1,700	83,725
Centex Construction Products, Inc.	4,800	176,640
Continental Materials Corp. (a)	500	14,000
Florida Rock Industries, Inc.	7,350	248,136
Lafarge North America, Inc.	15,300	520,353
Martin Marietta Materials, Inc.	11,400	417,696
Texas Industries, Inc.	5,500	154,605
		1,621,423
Containers & Packaging - 0.7%
Aptargroup, Inc.	8,900	285,690
Caraustar Industries, Inc.	10,300	109,180
Chesapeake Corp.	5,600	115,080
Crown Cork & Seal, Inc. (a)	23,400	136,188
EarthShell Corp. (a)	24,700	13,338
Graphic Packaging International Corp. (a)	900	7,245
Greif Brothers Corp. Class A	2,100	54,768
Jarden Corp. (a)	4,800	130,800
Longview Fibre Co.	15,200	105,792
Myers Industries, Inc.	2,165	34,055
Owens-Illinois, Inc. (a)	27,100	317,070
Packaging Corp. of America (a)	21,600	406,728
Rock-Tenn Co. Class A	6,800	110,840
Silgan Holdings, Inc. (a)	4,600	145,406
Smurfit-Stone Container Corp. (a)	52,700	738,854
Sonoco Products Co.	21,750	512,865
Viskase Companies, Inc. (a)	100	3
		3,223,902
Metals & Mining - 0.8%
A.M. Castle & Co.	400	3,040
AK Steel Holding Corp. (a)	20,540	186,914
Alliance Resource Partners LP	5,000	123,000
Arch Coal, Inc.	7,800	142,740
Birmingham Steel Corp. (a)	3,300	1,254
Brush Engineered Materials, Inc. (a)	600	6,000
Carpenter Technology Corp.	6,400	133,376
Century Aluminum Co.	6,400	58,176
Cleveland-Cliffs, Inc.	4,000	105,280
Coeur d'Alene Mines Corp. (a)	10,500	20,790
Commercial Metals Co.	2,800	52,976
Commonwealth Industries, Inc.	2,300	11,684
CONSOL Energy, Inc.	18,300	258,579
Gibraltar Steel Corp.	4,800	96,000
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Glamis Gold Ltd. (a)	17,100	$ 157,937
GrafTech International Ltd. (a)	11,800	102,188
Hecla Mining Co. (a)	21,800	85,020
IMCO Recycling, Inc. (a)	500	3,950
Liquidmetal Technologies	12,100	85,668
Massey Energy Corp.	16,900	137,735
MAXXAM, Inc. (a)	200	1,780
Meridian Gold, Inc. (a)	14,300	272,040
Metals USA, Inc. (a)	1,200	38
National Steel Corp. Class B (a)	1,400	210
NN, Inc.	200	1,922
Northwest Pipe Co. (a)	400	6,920
Olympic Steel, Inc. (a)	500	2,000
Oregon Steel Mills, Inc. (a)	9,700	67,900
Peabody Energy Corp.	12,200	312,442
Penn Virginia Resource Partners LP	1,200	24,648
Quanex Corp.	4,100	166,050
Roanoke Electric Steel Corp.	350	4,029
Rock of Ages Corp. Class A (a)	600	2,490
Rouge Industries, Inc. Class A (a)	500	725
Royal Gold, Inc.	7,400	109,962
RTI International Metals, Inc. (a)	2,400	24,288
Ryerson Tull, Inc.	764	5,654
Schnitzer Steel Industries, Inc. Class A	3,500	64,995
Southern Peru Copper Corp.	6,600	88,308
Special Metals Corp. (a)	200	50
Steel Dynamics, Inc. (a)	11,900	143,871
Steel Technologies, Inc.	4,900	72,128
Stillwater Mining Co. (a)	5,250	49,298
Titanium Metals Corp. (a)	10,300	26,574
Tremont Corp.	200	7,100
Universal Stainless & Alloy Products, Inc. (a)	5,000	36,500
USEC, Inc.	15,800	119,290
Vista Gold Corp. (a)	9,600	37,868
Weirton Steel Corp. (a)	9,000	5,670
WHX Corp. (a)	1,033	2,273
		3,429,330
Paper & Forest Products - 0.3%
Bowater, Inc.	9,800	400,624
Buckeye Technologies, Inc. (a)	2,000	14,380
P.H. Glatfelter Co.	3,600	49,140
Pope & Talbot, Inc.	6,200	82,336
Potlatch Corp.	8,300	257,466
Rayonier, Inc.	6,000	292,200
U.S. Timberlands Co. LP (a)	6,000	5,700
Wausau-Mosinee Paper Corp.	3,840	37,248
		1,139,094
TOTAL MATERIALS		16,590,235

	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.4%
Alaska Communication Systems Group, Inc. (a)	4,300	$ 7,482
Allegiance Telecom, Inc. (a)	15,750	11,813
Atlantic Tele-Network, Inc.	440	6,490
Broadwing, Inc. (a)	53,656	172,772
Choice One Communications, Inc. (a)	10,070	5,035
Cogent Communications Group, Inc. (a)	345	431
Commonwealth Telephone Enterprises, Inc. (a)	6,100	233,325
Covad Communications Group, Inc. (a)	42,350	45,738
CT Communications, Inc.	6,500	92,495
CTC Communications Group, Inc. (a)	9,900	1,584
D&E Communications, Inc.	5,455	62,460
Dial-Thru Intl Corp. (a)	4,800	456
DSET Corp. (a)	2,100	504
eLEC Communications Corp. (a)	14,200	426
Focal Communications Corp. (a)	388	400
Focal Communications Corp. warrants 12/14/07 (a)	2,141	21
General Communications, Inc. Class A (a)	15,800	45,820
I-Link Corp. (a)	5,500	1,210
IDT Corp. (a)	3,700	65,305
Infonet Services Corp. Class B (a)	62,500	134,375
Intrado, Inc. (a)	5,000	56,100
ITC DeltaCom, Inc. (a)	16,100	1,127
ITXC Corp. (a)	11,800	43,778
Level 3 Communications, Inc. (a)	83,800	434,084
McLeodUSA, Inc. Class A (a)	5,349	2,086
Mpower Holding Corp. (a)	131	20
North Pittsburgh Systems, Inc.	500	7,250
OpticNet, Inc. (a)	1,100	0
Pac-West Telecomm, Inc. (a)	7,320	2,489
Primus Telecommunications Group, Inc. (a)	6,261	5,322
PTEK Holdings, Inc. (a)	13,133	72,888
RCN Corp. (a)	22,800	18,924
Startec Global Communications Corp. (a)	3,600	65
SureWest Communications	3,800	152,000
Talk America Holdings, Inc.	24,100	60,732
Talk Visual Corp. (a)	10,800	124
Teligent, Inc. Class A (a)	5,500	14
Time Warner Telecom, Inc. Class A (a)	19,300	21,230
Touch America Holdings, Inc. (a)	24,700	20,007
U.S. LEC Corp. Class A (a)	6,100	14,701
WorldCom, Inc. - WorldCom Group (a)	138,000	15,318
WorldPort Communications, Inc. (a)	13,900	5,560
WorldQuest Networks, Inc. (a)	1,860	3,534
XETA Technologies, Inc. (a)	3,400	7,817
Z-Tel Technologies, Inc. (a)	13,100	18,078
		1,851,390
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.5%
Aether Systems, Inc. (a)	11,400	$ 32,376
AirGate PCS, Inc. (a)	6,100	7,381
Alamosa Holdings, Inc. (a)	14,170	6,660
American Tower Corp. Class A (a)	35,720	87,871
Aquis Communication Group, Inc. (a)	8,500	85
At Road, Inc. (a)	13,900	82,983
Boston Communications Group, Inc. (a)	5,900	53,519
Centennial Communications Corp. Class A (a)	11,500	28,750
Crown Castle International Corp. (a)	34,500	79,350
Dobson Communications Corp. Class A (a)	10,520	3,682
EMS Technologies, Inc. (a)	4,100	80,196
GoAmerica, Inc. (a)	8,000	2,240
i3 Mobile, Inc. (a)	9,600	2,784
LCC International, Inc. (a)	1,900	3,515
Leap Wireless International, Inc. (a)	9,150	3,569
Metricom, Inc. (a)	14,500	51
Metro One Telecommunications, Inc. (a)	7,100	86,549
Minorplanet Systems USA, Inc. (a)	1,160	1,102
Motient Corp. warrants 5/1/04 (a)	101	10
Nextel Partners, Inc. Class A (a)	39,500	215,670
NTELOS, Inc. (a)	4,100	2,091
o2wireless Solutions, Inc. (a)	3,000	480
OmniSky Corp. (a)	21,335	2
Price Communications Corp. (a)	12,215	141,694
Rural Cellular Corp. Class A (a)	3,400	6,936
SBA Communications Corp. Class A (a)	11,200	16,016
SpectraSite Holdings, Inc. (a)	36,800	7,360
Telephone & Data Systems, Inc.	11,300	675,175
Triton PCS Holdings, Inc. Class A (a)	14,500	39,150
U.S. Unwired, Inc. Class A (a)	19,300	17,949
Ubiquitel, Inc. (a)	25,000	10,000
United States Cellular Corp. (a)	18,300	575,535
Western Wireless Corp. Class A (a)	16,500	46,200
Wireless Facilities, Inc. (a)	7,400	35,224
		2,352,155
TOTAL TELECOMMUNICATION SERVICES		4,203,545
UTILITIES - 3.6%
Electric Utilities - 1.7%
Allete, Inc.	20,500	510,450
Alliant Energy Corp.	18,239	380,283
Black Hills Corp.	7,750	211,188
Central Vermont Public Service Corp.	5,400	91,800
CH Energy Group, Inc.	1,700	82,450
Cleco Corp.	11,700	194,805
DPL, Inc.	28,433	527,432
DQE, Inc.	13,900	208,639
El Paso Electric Co. (a)	14,500	170,375

	Shares	Value (Note 1)
Empire District Electric Co.	8,800	$ 157,080
Great Plains Energy, Inc.	8,400	175,308
Hawaiian Electric Industries, Inc.	8,600	387,516
IDACORP, Inc.	5,100	136,986
MGE Energy, Inc.	500	13,575
Northeast Utilities	32,200	563,822
NSTAR	12,124	516,482
OGE Energy Corp.	14,400	276,480
Otter Tail Power Co.	2,900	76,705
Pepco Holdings, Inc.	51,341	1,107,939
PNM Resources, Inc.	10,300	227,424
Puget Energy, Inc.	17,100	371,070
UIL Holdings Corp.	1,400	57,960
Unisource Energy Corp.	10,400	176,592
Wisconsin Energy Corp.	25,200	640,332
WPS Resources Corp.	5,000	185,000
		7,447,693
Gas Utilities - 0.8%
AGL Resources, Inc.	15,300	351,594
Atmos Energy Corp.	5,100	109,344
Cascade Natural Gas Corp.	100	1,970
Energen Corp.	9,700	257,147
Kinder Morgan Management LLC	9,550	305,696
Laclede Group, Inc.	500	12,050
National Fuel Gas Co.	18,800	381,264
New Jersey Resources Corp.	8,600	268,750
Northwest Natural Gas Co.	8,300	232,815
NUI Corp.	100	2,038
ONEOK, Inc.	14,900	288,166
Piedmont Natural Gas Co., Inc.	8,700	313,113
SEMCO Energy, Inc.	105	982
South Jersey Industries, Inc.	300	9,918
Southern Union Co.	13,469	180,485
Southwest Gas Corp.	6,200	131,130
Southwestern Energy Co. (a)	9,300	106,485
TC Pipelines LP	4,000	103,560
UGI Corp.	2,600	91,390
WGL Holdings, Inc.	11,800	285,324
		3,433,221
Multi-Utilities & Unregulated Power - 0.7%
Aquila, Inc.	28,035	110,178
Avista Corp.	13,200	167,904
Energy East Corp.	25,364	530,615
MDU Resources Group, Inc.	17,150	413,830
NewPower Holdings, Inc. (a)	8,900	240
Northwestern Corp.	8,700	110,925
Questar Corp.	18,800	468,872
Reliant Resources, Inc. (a)	10,500	52,500
SCANA Corp.	24,135	675,297
Sierra Pacific Resources	19,654	145,440
Vectren Corp.	16,332	383,802
Westar Energy, Inc.	13,000	158,600
		3,218,203
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Water Utilities - 0.4%
American States Water Co.	7,050	$ 169,200
American Water Works, Inc.	22,300	991,681
Philadelphia Suburban Corp.	17,043	321,431
Southwest Water Co.	6,661	103,579
		1,585,891
TOTAL UTILITIES		15,685,008
TOTAL COMMON STOCKS (Cost $616,933,504)		429,908,410
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
USA Interactive Series A, $0.995	3,041	127,722
FINANCIALS - 0.0%
Real Estate - 0.0%
Criimi Mae, Inc. Series G, $1.50	135	1,046
Prime Retail, Inc. Series B, $2.125 (a)	60	186
		1,232
TOTAL CONVERTIBLE PREFERRED STOCKS		128,954
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Mediq, Inc. Series A, $1.30 (a)	7	0
FINANCIALS - 0.0%
Real Estate - 0.0%
Commercial Net Lease Realty, Inc. Series A, $2.25	1,514	38,531
TOTAL PREFERRED STOCKS (Cost $98,278)		167,485
Nonconvertible Bonds - 0.0%
	Principal Amount
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MicroStrategy, Inc. 7.5% 6/24/07 (Cost $1,529)	$ 59,800	8,372
U.S. Treasury Obligations - 1.9%
	Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 1.53% to 1.69% 9/12/02 to 10/24/02 (c) (Cost $8,523,207)	$ 8,537,000	$ 8,523,598
Money Market Funds - 19.4%
	Shares
Deutsche Daily Assets Fund Institutional, 1.99% (b) (Cost $85,048,748)	85,048,748	85,048,748
TOTAL INVESTMENT PORTFOLIO - 119.1% (Cost $710,605,266)		523,656,613
NET OTHER ASSETS - (19.1)%		(84,098,016)
NET ASSETS - 100%		$ 439,558,597
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
10 S&P Midcap 400 Index Contracts	Sept. 2002	$ 2,218,000	$ 69,940
9 Nasdaq 100 Index Contracts	Sept. 2002	849,150	1,396
26 Russell 2000 Index Contracts	Sept. 2002	5,083,650	68,494
3 S&P 500 Index Contracts	Sept. 2002	687,075	8,926
		$ 8,837,875	$ 148,756
The face value of futures purchased as a percentage of net assets - 2.0%
Legend
(a) Non-income producing
(b) The rate quoted is the daily rate of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $609,743.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $113,572,265 and $54,916,136, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the sub-adviser. The commissions paid to these affiliated firms were $5,532 for the period.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loans were outstanding amounted to $8,346,000. The weighted average interest rate was 2.29%. At period end there were no bank borrowings outstanding.

Income Tax Information
At February 28, 2002, the fund had a capital loss carryforward of approximately $20,592,000 all of which will expire on February 28, 2010.
The fund intends to elect to defer to its fiscal year ending February 28, 2003 approximately $12,247,000 of losses recognized during the period November 1, 2001 to February 28, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $78,903,707) (cost $710,605,266) - See accompanying schedule		$ 523,656,613
Receivable for investments sold		1,358,440
Receivable for fund shares sold		891,010
Dividends receivable		298,319
Interest receivable		6,333
Redemption fees receivable		72
Receivable from investment adviser for expense reductions		64,120
Other receivables		23,239
Total assets		526,298,146
Liabilities
Payable to custodian bank	$ 1,103,358
Payable for fund shares redeemed	352,631
Accrued management fee	86,650
Payable for daily variation on futures contracts	61,631
Other payables and accrued expenses	86,531
Collateral on securities loaned, at value	85,048,748
Total liabilities		86,739,549
Net Assets		$ 439,558,597
Net Assets consist of:
Paid in capital		$ 679,058,063
Undistributed net investment income		2,642,068
Accumulated undistributed net realized gain (loss) on investments		(55,341,637)
Net unrealized appreciation (depreciation) on investments		(186,799,897)
Net Assets, for 22,300,786 shares outstanding		$ 439,558,597
Net Asset Value, offering price and redemption price per share ($439,558,597 ÷ 22,300,786 shares)		$ 19.71

Statement of Operations

	Six months ended August 31, 2002 (Unaudited)
Investment Income
Dividends		$ 2,737,043
Interest		77,445
Security lending		243,570
Total income		3,058,058
Expenses
Management fee	$ 569,446
Transfer agent fees	339,403
Accounting and security lending fees	92,512
Non-interested trustees' compensation	797
Registration fees	43,480
Audit	17,861
Legal	1,201
Interest	717
Miscellaneous	1,109
Total expenses before reductions	1,066,526
Expense reductions	(473,412)	593,114
Net investment income (loss)		2,464,944
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(10,508,374)
Futures contracts	(1,429,652)
Total net realized gain (loss)		(11,938,026)
Change in net unrealized appreciation (depreciation) on: Investment securities	(57,509,430)
Futures contracts	169,136
Total change in net unrealized appreciation (depreciation)		(57,340,294)
Net gain (loss)		(69,278,320)
Net increase (decrease) in net assets resulting from operations		$ (66,813,376)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2002 (Unaudited)	Year ended February 28, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,464,944	$ 4,564,486
Net realized gain (loss)	(11,938,026)	(37,700,811)
Change in net unrealized appreciation (depreciation)	(57,340,294)	1,344,695
Net increase (decrease) in net assets resulting from operations	(66,813,376)	(31,791,630)
Distributions to shareholders from net investment income	(208,100)	(4,673,579)
Distributions to shareholders from net realized gain	-	(6,560,934)
Total distributions	(208,100)	(11,234,513)
Share transactions Net proceeds from sales of shares	128,846,028	214,374,966
Reinvestment of distributions	200,257	10,801,966
Cost of shares redeemed	(69,301,510)	(172,757,278)
Net increase (decrease) in net assets resulting from share transactions	59,744,775	52,419,654
Redemption fees	57,875	173,128
Total increase (decrease) in net assets	(7,218,826)	9,566,639
Net Assets
Beginning of period	446,777,423	437,210,784
End of period (including undistributed net investment income of $2,642,068 and undistributed net investment income of $385,224, respectively)	$ 439,558,597	$ 446,777,423
Other Information Shares
Sold	5,736,106	9,275,142
Issued in reinvestment of distributions	8,457	495,099
Redeemed	(3,223,654)	(7,641,463)
Net increase (decrease)	2,520,909	2,128,778

Financial Highlights

	Six months ended August 31, 2002	Years ended February 28,
	(Unaudited)	2002	2001	2000 G	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 22.59	$ 24.77	$ 38.50	$ 25.67	$ 26.77	$ 25.00
Income from Investment Operations
Net investment income (loss) D	.11	.24	.27	.37	.32	.11
Net realized and unrealized gain (loss)	(2.98)	(1.81)	(12.10)	13.78	(.92)	1.43
Total from investment operations	(2.87)	(1.57)	(11.83)	14.15	(.60)	1.54
Distributions from net investment income	(.01)	(.25)	(.21)	(.24)	(.22)	(.07)
Distributions from net realized gain	-	(.37)	(1.71)	(1.12)	(.52)	-
Total distributions	(.01)	(.62)	(1.92)	(1.36)	(.74)	(.07)
Redemption fees added to paid in capital D	-	.01	.02	.04	.24	.30
Net asset value, end of period	$ 19.71	$ 22.59	$ 24.77	$ 38.50	$ 25.67	$ 26.77
Total Return B,C	(12.71)%	(6.19)%	(31.29)%	57.35%	(1.33)%	7.39%
Ratios to Average Net Assets F
Expenses before expense reductions	.45% A	.45%	.44%	.55%	.81%	1.64% A
Expenses net of voluntary waivers, if any	.25% A	.25%	.25%	.27%	.31%	.26% A
Expenses net of all reductions	.25% A	.25%	.24%	.27%	.31%	.26% A
Net investment income (loss)	1.04% A	1.05%	.88%	1.24%	1.25%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 439,559	$ 446,777	$ 437,211	$ 458,782	$ 62,475	$ 35,255
Portfolio turnover rate	24% A	34%	45%	33%	29%	40% A

AA Annualized

BCB Total returns for periods of less than one year are not annualized.

DC Total returns would have been lower had certain expenses not been reduced during the periods shown.

ED Calculated based on average shares outstanding during the period.

FE For the period November 5, 1997 (commencement of operations) to February 28, 1998.

GF Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

HG For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended August 31, 2002	Past 6 months	Past 1 year	Life of fund
Spartan International Index	-7.14%	-15.24%	-7.75%
MSCI® EAFE®	-7.05%	-14.78%	-9.31%
International Funds Average	-8.27%	-14.70%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE ®) Index - a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 21 countries that is designed to represent the performance of developed stock markets outside the United States and Canada. To measure how the fund's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 833 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended August 31, 2002	Past 1 year	Life of fund
Spartan International Index	-15.24%	-1.66%
MSCI EAFE	-14.78%	-2.01%
International Funds Average	-14.70%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Spartan International Index Fund on November 5, 1997, when the fund started. As the chart shows, by August 31, 2002, the value of the investment would have been $9,225 - a 7.75% decrease on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $9,069 - a 9.31% decrease.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Spartan International Index Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Peter Kuntz, who oversees the Spartan International Index Fund's investment management personnel as Managing Director for Deutsche Asset Management, Inc., sub-adviser of the fund

Q. How did the fund perform, Peter?

A. For the six months that ended August 31, 2002, the fund returned -7.14%. This performance was in line with the -7.05% return of the fund's benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index. The international funds average, tracked by Lipper Inc., fell 8.27%. For the 12 months that ended August 31, 2002, the fund returned -15.24%, while the MSCI EAFE index and Lipper peer average returned -14.78% and -14.70%, respectively.

Q. What factors contributed to performance during the six-month period?

A. Similar to the story in the U.S., European market performance was quite fragmented from March through August. European investors entered the period amid optimism - and some evidence - that an economic rebound was in sight. As such, the fund's positions in several economically sensitive areas, including energy and technology stocks, fared well. As we moved further into April and May, however, prospects for a recovery - particularly in Western Europe - had dimmed for several reasons: Corporate earnings failed to snap back, unemployment continued to climb and the specter of inflation became more visible. In the end, European-based stocks were the biggest detractors within the MSCI EAFE index. Surprisingly, the country that held up best within the index was Japan, which had endured its share of economic woes in recent years. Several Japanese indexes turned in positive returns during the six-month period, as a surge in foreign buying - perhaps fueled by signs of a modest recovery in Japan and the strong relative performance of the yen versus the dollar - contributed positively. The Japanese recovery had legs through most of the period, then stumbled in July and August, as investors feared a lack of U.S. consumer confidence would hurt Japanese exporters.

Q. Why did foreign stocks hold up better than U.S.-based stocks?

A. One major factor was the series of corporate accounting missteps that we saw in the U.S. These actions had a negative impact domestically and led to an increased level of confidence in overseas stocks. Another key factor was the weakened value of the dollar relative to foreign currencies. Under this scenario, domestic investors purchasing foreign securities received an additional boost in value when they converted their holdings back into dollars.

Q. Which sectors or industries had the most influence - positive or negative - on the fund's performance during the period?

A. Most of the market sectors within the index were beaten down during the period, particularly the technology and telecommunications groups. These sectors - two of the primary components, along with media, of the so-called TMT sector - continued to lag the overall market, as corporate earnings - and thus, corporate technology spending - further deteriorated. The best-performing sector within the MSCI EAFE index during the period was consumer staples, which appealed to risk-averse investors because they were one of the few market groups that offered stable growth.

Q. How about individual holdings? Which ones worked well, and which ones disappointed?

A. Swiss pharmaceutical company Novartis was a positive contributor to performance during the period. For the most part, overseas drug stocks such as Novartis generally avoided many of the concerns that plagued their U.S. counterparts, such as patent renewal problems and manufacturing issues. Reflecting the optimism in Japan, two Japanese holdings - Nippon Telephone & Telegraph and Sumitomo Mitsui Banking Corp. - performed well, as did U.K.-based banking concern HSBC Holdings, which benefited from steady lending activity and less exposure to weak investment activity. In terms of detractors, U.K. drug company AstraZeneca was hurt by the loss of its primary patent on Prilosec, a leading ulcer prescription drug. Finland's Nokia and Sweden's Ericsson struggled along with the rest of the telecom sector, and Vivendi Universal, a French media conglomerate, was negatively affected by the worldwide downturn in advertising spending.

Q. What's your outlook, Peter?

A. The main focus in Europe going forward will be on company earnings. Economic conditions throughout Europe were showing signs of improvement as the period ended, but we had yet to see concrete evidence of a recovery on the corporate level. Compounding the issue is that many large European companies have significant earnings exposure to the dollar, which could lead to earnings downgrades through 2002. Japan was a pleasant surprise during the past six-month period, but investors remain concerned about the government's anti-deflationary policies and the level of progress in tax reform and bank restructuring.

The views expressed in this report reflect those of Deutsche Asset Management, Inc., only through the end of the period of the report as stated on the cover. Any such views are subject to change at any time based upon market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks to provide investment results that correspond to the total return of foreign stock markets

Fund number: 399

Trading symbol: FSIIX

Start date: November 5, 1997

Size: as of August 31, 2002, more than $288 million

Sub-adviser: Deutsche Asset Management, Inc. since inception

3

Semiannual Report

Spartan International Index Fund

Investment Changes

Top Ten Stocks as of August 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
BP PLC (United Kingdom, Oil & Gas)	3.1	2.9
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	2.0	1.7
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	2.0	2.4
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.9	2.0
HSBC Holdings PLC (United Kingdom) (Reg.) (United Kingdom, Banks)	1.9	1.6
Royal Dutch Petroleum Co. (Hague Registry) (Netherlands, Oil & Gas)	1.7	1.7
TotalFinaElf SA Series B (France, Oil & Gas)	1.6	1.4
Nestle SA (Reg.) (Switzerland, Food Products)	1.6	1.4
Shell Transport & Trading Co. PLC (Reg.) (United Kingdom, Oil & Gas)	1.2	0.5
Royal Bank of Scotland Group PLC (United Kingdom, Banks)	1.1	1.0
	18.1
Market Sectors as of August 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.3	23.6
Consumer Discretionary	12.1	12.9
Health Care	9.5	10.5
Energy	9.3	8.1
Consumer Staples	8.9	7.9
Industrials	8.4	8.1
Telecommunication Services	7.0	7.4
Materials	6.0	5.8
Information Technology	5.9	7.3
Utilities	4.9	4.9
Geographic Diversification (% of fund's net assets)
As of August 31, 2002
United Kingdom	27.2%
Japan	22.4%
France	8.6%
Switzerland	7.9%
Germany	6.5%
Netherlands	5.7%
Australia	4.4%
Italy	3.7%
Spain	3.0%
Other	10.6%
Percentages are adjusted for the effect of futures contracts, if applicable.

As of February 28, 2002
United Kingdom	25.3%
Japan	20.3%
France	10.0%
Germany	8.1%
Switzerland	7.5%
Netherlands	6.2%
Italy	4.2%
Australia	3.8%
Spain	3.1%
Other	11.5%
Percentages are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Spartan International Index Fund

Investments August 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (Note 1)
Australia - 4.1%
Amcor Ltd.	42,929	$ 209,516
AMP Ltd.	58,384	448,000
Ansell Ltd. (a)	6,379	24,457
Aristocrat Leisure Ltd.	19,738	56,647
Australia & New Zealand Banking Group Ltd.	77,003	804,228
Australian Gas Light Co.	19,828	109,223
BHP Billiton Ltd.	189,177	949,336
BHP Steel Ltd.	37,836	58,149
Boral Ltd.	30,742	72,817
Brambles Industries Ltd.	50,943	194,469
BRL Hardy Ltd.	4,112	20,839
Coca-Cola Amatil Ltd.	26,562	92,619
Cochlear Ltd.	3,688	78,620
Coles Myer Ltd.	54,417	175,357
Commonwealth Bank of Australia	61,769	1,050,366
Computershare Ltd.	22,625	27,917
CSL Ltd.	8,626	109,288
CSR Ltd.	48,604	175,902
Deutsche Office Trust	85,563	56,088
Fosters Group Ltd.	106,248	289,707
Futuris Corp. Ltd.	32,546	23,665
Gandel Retail Trust	27,577	19,292
General Property Trust	102,297	154,963
General Property Trust New	1,939	2,937
Goodman Fielder Ltd.	37,955	34,288
Harvey Norman Holdings Ltd.	25,897	43,081
Insurance Australia Group Ltd.	59,401	104,707
John Fairfax Holdings Ltd.	26,615	44,276
Leighton Holdings Ltd.	9,418	57,741
Lend Lease Corp. Ltd.	23,906	145,118
M.I.M. Holdings Ltd.	88,122	57,765
Macquarie Bank Ltd.	11,102	148,608
Macquarie Infrastructure Group	91,732	146,539
Mayne Group Ltd.	43,502	88,903
Mirvac Group	32,628	74,229
National Australia Bank Ltd.	77,750	1,484,011
Newcrest Mining Ltd.	7,569	29,102
News Corp. Ltd.	76,270	409,951
OneSteel Ltd.	17,779	16,159
Orica Ltd.	13,879	73,471
Origin Energy Ltd.	21,784	44,639
Paperlinx Ltd.	9,336	26,382
Patrick Corp. Ltd.	6,100	53,662
QBE Insurance Group Ltd.	32,638	132,503
Rio Tinto Ltd.	15,763	285,065
Santos Ltd.	35,783	126,742
Southcorp Ltd.	34,480	105,413
Stockland Trust Group	46,921	114,241
Suncorp-Metway Ltd.	26,985	186,403
TAB Ltd.	12,990	23,470
Tabcorp Holdings Ltd.	16,926	119,343

	Shares	Value (Note 1)
Telstra Corp. Ltd.	114,928	$ 307,677
Transurban Group unit	18,306	40,739
Wesfarmers Ltd.	17,891	292,701
Westfield Holdings Ltd.	23,548	174,336
Westfield Trust	102,473	184,583
Westfield Trust New	3,647	6,402
Westpac Banking Corp.	90,671	755,185
WMC Ltd.	59,474	251,606
Woodside Petroleum Ltd.	22,930	164,834
Woolworths Ltd.	55,377	366,053
TOTAL AUSTRALIA		11,924,330
Austria - 0.1%
Boehler-Uddeholm AG	390	17,171
BWT AG	500	7,960
Erste Bank der Oesterreichischen Sparkassen AG	1,330	89,298
Flughafen Wien AG	530	16,662
Mayr-Melnhof Karton AG	290	18,097
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	390	26,848
OMV AG	680	60,813
RHI AG (a)	250	1,867
Telekom Austria AG (a)	6,276	52,919
VA Technologie AG	690	13,901
Voest-Alpine Stahl AG	782	22,625
Wienerberger AG	1,740	26,231
TOTAL AUSTRIA		354,392
Belgium - 1.0%
Agfa-Gevaert NV	5,161	98,853
Barco New NV	359	15,241
Bekaert SA	1,053	48,730
Colruyt NV	1,066	50,704
Compagnie Maritime Belge SA (CMB)	187	9,198
D'ieteren SA	188	26,420
Delhaize Group	3,508	105,183
Dexia SA	33,997	449,706
Electrabel SA	1,507	349,813
Fortis	50,868	909,328
Fortis (strip VVPR) (a)	1,764	17
Groupe Bruxelles Lambrt SA (GBL)	3,471	153,978
Interbrew SA	7,875	210,582
KBC Bancassurance Holding NV	4,514	163,516
Omega Pharma SA	703	31,089
Solvay SA	2,116	146,709
UCB SA	4,484	128,278
Umicore SA	638	25,425
TOTAL BELGIUM		2,922,770
Bermuda - 0.0%
SCMP Group Ltd.	58,000	24,725
Denmark - 0.8%
Bang & Olufsen AS Series B	349	8,267
Common Stocks - continued
	Shares	Value (Note 1)
Denmark - continued
Carlsberg AS Series B	1,300	$ 66,575
Coloplast AS Series B	571	45,336
D/S 1912 Series B	15	106,791
D/S Svenborg Series B	10	93,293
Danisco AS	3,210	116,602
Danske Bank AS	29,191	513,759
DSV de Sammensluttede Vognmaend AS	769	21,370
East Asiatic Co. Ltd. (a)	497	9,799
FLS Industries (a)	2,439	27,434
GN Store Nordic AS (a)	9,405	26,260
Group 4 Falck AS	3,320	99,290
H. Lundbeck AS	3,209	74,526
ISS AS (a)	2,424	107,137
Kobenhaven Lufthave AS	231	16,507
NEG Micon AS (a)	722	17,102
NKT Holding AS	1,500	14,689
Novo-Nordisk AS Series B	14,438	438,479
Novozymes AS Series B	3,077	63,113
TDC AS	6,780	182,580
Topdanmark AS (a)	1,465	38,579
Vestas Wind Systems AS	5,238	84,564
William Demant Holding AS (a)	1,751	36,379
TOTAL DENMARK		2,208,431
Finland - 1.6%
Amer Group PLC (A Shares)	700	20,982
Fortum Oyj	15,800	89,749
Instrumentarium Oyj	2,638	61,416
KCI Konecranes International	500	13,464
Kesko Oyj	3,900	42,122
Kone Oyj (B Shares)	1,800	49,531
Metso Oyj	5,700	63,355
Nokia Corp.	240,500	3,196,246
Orion-Yhtyma Oyj (B Shares)	1,200	26,652
Outokumpu Oyj (A Shares)	3,800	40,743
Pohjola Group PLC (D Shares)	1,300	17,899
Rautaruukki Oyj (K Shares)	4,100	17,205
Sampo Oyj (A Shares)	13,900	97,807
Sonera Corp. (a)	29,550	130,972
Stora Enso Oyj (R Shares)	33,600	371,810
TietoEnator Oyj	3,900	60,174
UPM-Kymmene Corp.	12,400	396,048
Uponor Oyj	1,200	24,353
Wartsila Oyj (B Shares)	2,100	30,441
TOTAL FINLAND		4,750,969
France - 8.5%
Accor SA	9,433	329,095
Air France Compagnie (Reg. D)	3,132	42,107
Alcatel SA (RFD)	54,277	273,013
Alstom SA (a)	14,249	105,584
Altran Technologies SA	3,101	51,198
Atos Origin SA (a)	780	28,577

	Shares	Value (Note 1)
Autoroutes du Sud de la France	4,298	$ 109,820
Aventis SA (France)	33,861	1,993,059
AXA SA	69,361	952,258
BIC Ste	1,963	75,236
BNP Paribas SA	39,961	1,867,761
Bouygues SA	8,624	214,000
Business Objects SA (a)	2,657	50,526
Cap Gemini SA	5,288	158,970
Carrefour SA	26,896	1,212,438
Casino Guichard Perrachon et Compagnie	1,484	105,297
Castorama Dubois Investissements SA	3,369	220,505
Club Mediterranee SA (a)	520	14,309
Compagnie de St. Gobain	15,684	470,110
Dassault Systemes SA	2,306	74,853
Essilor International SA	4,512	177,810
France Telecom SA	20,590	258,196
Groupe Danone	6,327	790,912
Imerys	499	65,271
L'Air Liquide SA	5,134	712,920
L'Oreal SA	17,052	1,232,540
Lafarge SA (Bearer)	6,439	597,040
Lagardere S.C.A. (Reg.)	6,130	238,380
Louis Vuitton Moet Hennessy (LVMH)	11,295	471,424
Michelin SA (Compagnie Generale des Etablissements) Series B	5,994	215,007
Pechiney SA Series A	3,268	119,922
Pernod-Ricard	2,258	197,828
Peugeot Citroen SA	8,029	359,965
Pinault Printemps-Redoute SA	3,485	285,978
Publicis Groupe SA	5,323	117,806
Renault SA	7,487	362,742
Sagem SA	785	52,961
Sanofi-Synthelabo SA	20,414	1,226,783
Schneider Electric SA	10,241	472,018
Societe Generale Series A	15,087	896,277
Sodexho Alliance SA	4,737	139,193
Suez SA (France)	40,812	938,928
Technip-Coflexip SA	835	64,007
Television Francaise 1 SA	5,995	122,486
Thales SA	3,658	137,685
Thomson Multimedia SA (a)	7,304	145,355
TotalFinaElf SA:
(strip VVPR) (a)	774	8
Series B	32,100	4,578,744
Unibail (Reg.)	2,094	126,354
Valeo SA	3,390	130,929
Vinci SA	3,272	199,525
Vivendi Universal SA	46,663	586,983
Zodiac SA	1,550	34,258
TOTAL FRANCE		24,404,951
Germany - 6.1%
Adidas-Salomon AG	2,100	150,140
Common Stocks - continued
	Shares	Value (Note 1)
Germany - continued
Aixtron AG	1,950	$ 14,392
Allianz AG (Reg.)	9,323	1,200,154
Altana AG	3,350	164,611
BASF AG	27,200	1,123,763
Bayer AG	34,550	822,706
Bayerische Hypo-und Vereinsbank AG	17,264	372,917
Beiersdorf AG	1,550	147,452
Buderus AG	2,500	53,904
Continental Gummi-Werke AG (a)	5,850	94,860
DaimlerChrysler AG (Reg.)	42,792	1,834,065
Deutsche Bank AG	27,961	1,722,398
Deutsche Boerse AG	3,000	113,508
Deutsche Lufthansa AG (Reg.) (a)	10,200	129,110
Deutsche Post AG	18,900	206,357
Deutsche Telekom AG (Reg.)	105,756	1,163,316
Douglas Holding AG	1,210	27,647
E.On AG	29,430	1,519,579
Epcos AG (a)	2,900	43,462
Fresenius Medical Care AG	1,850	52,906
Gehe AG	1,475	64,940
HeidelbergCement AG	1,265	55,694
HeidelbergCement AG:
(strip VVPR) (a)	230	2
(Brussels)	230	10,104
Infineon Technologies AG (a)	17,150	198,373
Karstadt Quelle AG	2,050	43,919
Linde AG	4,283	178,888
MAN AG	5,200	106,754
Merck Kgaa (a)	2,550	50,371
Metro AG	7,330	186,572
MLP AG	2,500	39,040
Muenchener Rueckversicherungs- Gesellschaft AG (Reg.)	5,282	963,896
RWE AG	18,900	695,595
SAP AG	10,400	802,522
Schering AG	8,800	487,845
SGL Carbon AG (a)	650	11,926
Siemens AG (Reg.)	40,150	1,896,323
Thyssen Krupp AG	17,350	229,162
TUI AG	6,943	155,297
Volkswagen AG	11,400	519,835
WCM Beteiligungs-und Grundbesitz AG (a)	8,966	27,932
TOTAL GERMANY		17,682,237
Greece - 0.4%
Alpha Bank AE	8,330	120,994
Aluminium of Greece SA	450	10,967
Bank of Piraeus (Reg.)	4,170	27,785
Coca Cola Hellenic Bottling Co. SA (Bearer)	5,410	87,832
Commercial Bank of Greece	3,460	66,986

	Shares	Value (Note 1)
EFG Eurobank Ergasias SA	7,800	$ 100,571
Hellenic Petroleum SA	6,420	39,496
Hellenic Technodomiki Tev SA	5,200	33,830
Hellenic Telecommunication Organization SA (OTE)	16,480	234,514
Intracom SA (Reg.)	3,390	25,586
National Bank of Greece SA	9,920	183,864
Public Power Corp. of Greece	2,160	32,351
Titan Cement Co. (Reg.)	1,610	61,454
Viohalco SA	5,810	35,401
Vodafone Panafon SA	10,610	52,343
TOTAL GREECE		1,113,974
Hong Kong - 1.6%
ASM Pacific Technology Ltd.	10,000	18,141
Bank of East Asia Ltd.	66,922	127,410
BOC Hong Kong Holdings Ltd.	127,000	136,923
Cathay Pacific Airways Ltd.	54,000	83,424
Cheung Kong Holdings Ltd.	75,000	536,061
Cheung Kong Infrastructure Holdings Ltd.	19,000	33,128
CLP Holdings Ltd.	92,600	372,777
Esprit Holdings Ltd.	29,085	47,357
Giordano International Ltd.	48,662	21,524
Hang Lung Properties Ltd.	51,000	52,308
Hang Seng Bank Ltd.	38,400	412,310
Henderson Land Development Co. Ltd.	30,000	98,078
Hong Kong & China Gas Co. Ltd.	190,712	255,507
Hong Kong Electric Holdings Ltd.	67,500	263,079
Hong Kong Exchanges & Clearing Ltd.	48,000	63,385
Hutchison Whampoa Ltd.	107,200	724,979
Hysan Development Ltd.	37,042	32,768
Johnson Electric Holdings Ltd.	74,000	77,795
Li & Fung Ltd.	80,000	87,180
MTR Corp. Ltd.	58,526	73,908
New World Development Co. Ltd.	78,362	51,237
PCCW Ltd. (a)	456,162	81,876
QPL International Holdings Ltd. warrants 1/28/04 (a)	1,600	19
Shangri-La Asia Ltd.	56,000	36,616
Sino Land Co.	97,357	31,828
Sun Hung Kai Properties Ltd.	66,215	428,702
Swire Pacific Ltd. (A Shares)	47,000	212,707
Television Broadcasts Ltd.	15,000	48,558
Wharf Holdings Ltd.	62,228	129,642
TOTAL HONG KONG		4,539,227
Ireland - 0.8%
Allied Irish Banks PLC	42,467	547,973
Allied Irish Banks PLC	5,664	73,475
Bank of Ireland	52,641	613,553
CRH PLC	27,825	397,870
DCC PLC (Ireland)	2,175	23,299
Elan Corp. PLC (a)	19,073	59,981
Common Stocks - continued
	Shares	Value (Note 1)
Ireland - continued
Greencore Group PLC	2,355	$ 6,226
Independent News & Media PLC (Ireland)	16,952	28,321
Irish Life & Permanent PLC	15,742	204,210
Jefferson Smurfit Group PLC	56,878	168,808
Kerry Group PLC Class A	6,841	103,265
Ryanair Holdings PLC (a)	20,709	117,023
Waterford Wedgwood PLC unit	17,801	10,146
TOTAL IRELAND		2,354,150
Italy - 3.4%
ACEA Spa	3,521	20,031
Alitalia Linee Aeree Italiane Class A (a)	76,082	24,898
Alleanza Assicurazioni Spa	22,177	169,844
Arnoldo Mondadori Editore Spa	7,322	43,592
Assicurazioni Generali Spa	50,969	969,488
Autogrill Spa (a)	6,172	61,492
Autostrade Spa	41,576	356,411
Banca di Roma Spa	67,587	91,063
Banca Fideuram Spa	12,840	64,834
Banca Monte dei Paschi di Siena Spa	35,592	100,912
Banca Nazionale del Lavoro (BNL) (a)	74,281	107,455
Banca Popolare di Milano (a)	16,530	65,142
Benetton Group Spa	3,165	36,861
Bulgari Spa	6,685	31,364
Enel Spa	107,477	546,494
ENI Spa	139,511	2,111,683
Fiat Spa	11,961	137,436
Fineco Spa (a)	73,358	37,452
Gruppo Editoriale L'espresso Spa	11,600	39,774
Intesabci Spa	176,786	434,515
Italcementi Spa	4,001	37,944
Italgas Spa	10,773	110,107
La Rinascente Spa	7,626	25,256
Luxottica Group Spa	6,541	88,574
Mediaset Spa	29,649	205,041
Mediobanca Spa	22,667	178,297
Mediolanum Spa	9,351	52,887
Parmalat Finanziaria Spa	21,913	63,765
Pirelli Spa	48,140	51,426
Riunione Adriatica di Sicurta Spa (RAS)	18,969	217,736
San Paolo IMI Spa	42,898	357,121
Seat Pagine Gialle Spa (a)	237,945	149,167
Snam Rete Gas Spa	35,056	104,456
Snia Spa (a)	15,477	31,302
Telecom Italia Mobile Spa (TIM)	189,393	879,631
Telecom Italia Spa	120,276	957,666
Tiscali Spa (a)	7,457	39,097
Unicredito Italiano Spa	173,544	657,642
TOTAL ITALY		9,657,856
Japan - 21.7%
77 Bank Ltd.	17,000	61,171
Acom Co. Ltd.	3,800	224,360

	Shares	Value (Note 1)
Aderans Co. Ltd.	400	$ 8,075
Advantest Corp.	3,600	173,934
Aeon Co. Ltd.	12,000	313,202
Aiful Corp.	2,050	135,062
Ajinomoto Co., Inc.	28,000	289,247
All Nippon Airways Co. Ltd. (a)	23,000	56,145
Alps Electric Ltd.	8,000	92,102
Amada Co. Ltd.	13,000	56,550
Amano Corp.	2,000	14,190
Aoyama Trading Co. Ltd.	3,100	36,920
Asahi Breweries Ltd.	20,000	159,642
Asahi Glass Co. Ltd.	39,000	235,864
Asahi Kasei Corp.	63,000	185,717
Asatsu-DK, Inc.	2,000	38,010
Ashikaga Bank Ltd. (a)	25,000	27,874
Autobacs Seven Co. Ltd.	1,600	45,274
Bank of Fukuoka Ltd.	28,000	109,739
Bank of Yokohama Ltd.	47,000	190,557
Banyu Pharmaceutical Co. Ltd.	6,000	70,648
BellSystem24, Inc.	70	15,107
Benesse Corp.	3,600	66,898
Bridgestone Corp.	31,000	399,316
Canon, Inc.	42,000	1,438,080
Capcom Co. Ltd.	2,200	56,305
Casio Computer Co. Ltd.	11,000	57,606
Central Japan Railway Co.	46	297,238
Chiba Bank Ltd.	34,000	113,726
Chubu Electric Power Co., Inc.	31,900	598,176
Chugai Pharmaceutical Co. Ltd.	11,000	111,031
Citizen Watch Co. Ltd.	14,000	85,142
Credit Saison Co. Ltd.	6,200	147,943
CSK Corp.	3,400	123,203
Dai Nippon Printing Co. Ltd.	31,000	356,897
Daicel Chemical Industries Ltd.	14,000	39,615
Daiei, Inc. (a)	16,500	27,317
Daifuku Co. Ltd.	5,000	18,794
Daiichi Pharmaceutical Co. Ltd.	12,000	194,104
Daikin Industries Ltd.	8,000	141,566
Dainippon Ink & Chemicals, Inc. (a)	35,000	64,744
Daito Trust Construction Co.	4,500	92,174
Daiwa Bank Holdings, Inc. (a)	208,000	152,851
Daiwa House Industry Co. Ltd.	22,000	128,220
Daiwa Securities Group, Inc.	58,000	301,782
Denki Kagaku Kogyo Kabushiki Kaisha	23,000	60,613
Denso Corp.	24,400	388,496
Dowa Mining Co. Ltd.	11,000	49,523
East Japan Railway Co.	162	779,964
Ebara Corp.	13,000	56,221
Eisai Co. Ltd.	12,000	312,189
FamilyMart Co. Ltd.	2,700	65,225
Fanuc Ltd.	5,500	250,401
Fast Retailing Co. Ltd.	2,600	75,327
Fuji Machine Manufacturing Co. Ltd.	2,000	25,171
Fuji Photo Film Co. Ltd.	22,000	672,692
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Fuji Soft ABC, Inc.	1,700	$ 51,837
Fuji Television Network, Inc.	12	57,877
Fujikura Ltd.	17,000	52,699
Fujisawa Pharmaceutical Co. Ltd.	12,000	255,427
Fujitsu Ltd.	80,000	432,469
Furukawa Electric Co. Ltd.	24,000	68,519
Gunma Bank Ltd.	21,000	92,947
Hankyu Department Stores, Inc. (a)	6,000	38,821
Hirose Electric Co. Ltd.	1,600	121,632
Hitachi Ltd.	143,000	764,583
Hitachi Software Engineerng Co. Ltd.	400	12,805
Hitachi Zosen Corp. (a)	44,000	22,299
Hokuriku Bank Ltd. (a)	14,000	17,974
Honda Motor Co. Ltd.	32,000	1,356,800
House Foods Corp.	4,000	36,625
Hoya Corp.	5,400	339,353
Isetan Co. Ltd.	8,000	72,101
Ishikawajima-Harima Heavy Industries Co. Ltd.	58,000	87,693
Ito En Ltd.	1,300	47,546
Ito-Yokado Co. Ltd.	18,000	767,801
Itochu Corp.	63,000	168,688
ITOCHU TECHNO-SCIENCE Corp. (CTC)	1,700	45,950
Japan Airlines Co. Ltd. (a)	32,000	77,574
Japan Energy Corp.	50,000	59,971
Japan Tobacco, Inc.	36	244,784
JGC Corp.	11,000	71,729
Joyo Bank Ltd.	41,000	114,283
JSR Corp.	9,000	70,775
Kajima Corp.	41,000	116,361
Kamigumi Co. Ltd.	11,000	50,824
Kanebo Ltd. (a)	27,000	43,331
Kaneka Corp.	13,000	83,124
Kansai Electric Power Co., Inc.	34,300	535,983
Kao Corp.	29,000	665,048
Katokichi Co. Ltd.	2,000	33,111
Kawasaki Heavy Industries Ltd. (a)	62,000	65,462
Kawasaki Kisen Kaisha Ltd.	11,000	14,216
Kawasaki Steel Corp. (a)	117,000	137,368
Keihin Electric Express Railway Co. Ltd.	23,000	106,462
Keio Electric Railway Co. Ltd.	26,000	135,721
Keyence Corp.	1,500	262,142
Kikkoman Corp.	9,000	57,167
Kinden Corp.	8,000	34,125
Kinki Nippon Railway Co. Ltd. (a)	75,000	214,756
Kirin Brewery Co. Ltd.	35,000	228,524
Kokuyo Co. Ltd.	5,000	48,230
Komatsu Ltd.	48,000	163,392
Komori Corp.	3,000	35,096
Konami Corp.	4,900	122,717
Konica Corp. (a)	13,000	81,257
Koyo Seiko Co. Ltd.	7,000	33,052

	Shares	Value (Note 1)
Kubota Corp.	48,000	$ 137,849
Kuraray Co. Ltd.	19,000	122,933
Kurita Water Industries Ltd.	6,000	66,898
Kyocera Corp.	8,200	573,508
Kyowa Exeo Corp.	4,000	19,123
Kyowa Hakko Kogyo Co. Ltd.	17,000	89,171
Kyushu Electric Power Co., Inc.	18,500	273,461
Lawson, Inc.	3,000	92,491
Mabuchi Motor Co. Ltd.	1,400	124,994
Makita Corp.	1,000	5,896
Marubeni Corp. (a)	66,000	79,720
Marui Co. Ltd.	16,000	189,070
Matsushita Communication Industrial Co. Ltd.	4,400	152,378
Matsushita Electric Industrial Co. Ltd.	96,000	1,157,125
Matsushita Electric Works Co. Ltd.	19,000	113,945
Meiji Dairies Corp.	10,000	26,438
Meiji Seika Kaisha Ltd.	17,000	57,294
Meitec Corp.	2,000	54,734
Millea Holdings, Inc. (a)	71	576,924
Minebea Co. Ltd.	17,000	97,931
Mitsubishi Chemical Corp. (a)	85,000	167,286
Mitsubishi Corp.	52,000	348,746
Mitsubishi Electric Corp. (a)	82,000	283,977
Mitsubishi Estate Co. Ltd.	46,000	341,532
Mitsubishi Gas Chemical Co., Inc.	21,000	35,653
Mitsubishi Heavy Industries Ltd.	146,000	422,992
Mitsubishi Logistics Corp.	6,000	40,037
Mitsubishi Materials Corp. (a)	50,000	78,976
Mitsubishi Rayon Co. Ltd.	27,000	75,032
Mitsubishi Tokyo Finance Group, Inc. (MTFG)	174	1,203,700
Mitsui & Co. Ltd. (a)	61,000	322,544
Mitsui Chemicals, Inc. (a)	27,000	121,556
Mitsui Engineering & Shipbuilding Co. (a)	12,000	14,190
Mitsui Fudosan Co. Ltd.	35,000	269,026
Mitsui Mining & Smelting Co. Ltd.	27,000	70,470
Mitsui O.S.K Lines Ltd.	33,000	65,504
Mitsui Sumitomo Insurance Co. Ltd.	64,610	322,532
Mitsui Trust Holdings, Inc.	27,000	61,804
Mitsukoshi Ltd.	22,000	65,783
Mizuho Holdings, Inc.	280	600,726
Mori Seiki Co. Ltd.	4,000	29,732
Murata Manufacturing Co. Ltd.	11,800	669,786
Namco Ltd.	2,200	40,231
NEC Corp.	71,000	396,410
Net One Systems Co. Ltd.	9	46,828
NGK Insulators Ltd.	14,000	94,957
NGK Spark Plug Co. Ltd.	9,000	63,553
Nichirei Corp.	9,000	29,268
Nidec Corp.	1,700	93,336
Nikko Cordial Corp.	66,000	275,952
Nikon Corp.	13,000	111,673
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Nintendo Co. Ltd.	5,000	$ 605,626
Nippon COMSYS Corp.	6,000	32,739
Nippon Express Co. Ltd.	39,000	181,510
Nippon Meat Packers, Inc.	9,000	70,851
Nippon Oil Corp.	67,000	296,545
Nippon Sheet Glass Co. Ltd.	17,000	48,965
Nippon Shokubai Co. Ltd.	8,000	39,666
Nippon Steel Corp.	260,000	366,754
Nippon Telegraph & Telephone Corp.	269	1,071,158
Nippon Unipac Holding	44	225,222
Nippon Yusen Kabushiki Kaisha	48,000	148,796
Nishimatsu Construction	12,000	34,361
Nissan Motor Co. Ltd.	114,000	833,888
Nisshin Seifun Group, Inc.	9,000	66,669
Nisshinbo Industries, Inc.	8,000	37,165
Nissin Food Products Co. Ltd.	4,500	90,844
Nitto Denko Corp.	6,700	178,267
NKK Corp. (a)	153,000	135,696
Nomura Holdings, Inc.	89,000	1,174,989
NSK Ltd.	22,000	77,861
NTN Corp.	23,000	79,652
NTT Data Corp. (a)	65	242,673
NTT DoCoMo, Inc.	882	1,877,388
Obayashi Corp.	31,000	81,958
Obic Co. Ltd.	300	59,220
OJI Paper Co. Ltd.	41,000	190,126
Oki Electric Industry Co. Ltd. (a)	8,000	16,218
Okumura Corp.	12,000	39,936
Olympus Optical Co. Ltd.	12,000	171,400
Omron Corp.	11,000	151,449
Onward Kashiyama Co. Ltd.	6,000	56,001
Oracle Corp. Japan	1,800	62,032
Oriental Land Co. Ltd.	2,400	161,365
ORIX Corp.	3,900	277,701
Osaka Gas Co. Ltd.	99,000	241,667
Pioneer Corp.	7,600	134,167
Promise Co. Ltd.	4,200	195,473
Ricoh Co. Ltd.	31,000	555,114
Rohm Co. Ltd.	5,400	738,001
Saizeriya Co. Ltd.	390	6,967
Sankyo Co. Ltd.	18,000	243,416
Sanrio Co. Ltd.	3,000	23,744
Sanyo Electric Co. Ltd.	75,000	298,378
Sapporo Breweries Ltd.	17,000	41,355
Secom Co. Ltd.	10,000	462,032
SEGA Corp. (a)	5,000	120,154
Seiyu Ltd. (a)	10,000	32,097
Sekisui Chemical Co. Ltd.	22,000	65,411
Sekisui House Ltd.	25,000	183,081
Seven Eleven Japan Co. Ltd.	19,000	698,116
Sharp Corp.	44,000	468,283
Shimamura Co. Ltd.	900	62,032

	Shares	Value (Note 1)
SHIMANO, Inc.	4,200	$ 58,535
SHIMIZU Corp.	30,000	91,984
Shin-Etsu Chemical Co. Ltd.	18,200	657,961
Shionogi & Co. Ltd.	14,000	146,279
Shiseido Co. Ltd.	18,000	237,790
Shizuoka Bank Ltd.	31,000	201,622
Showa Denko KK (a)	50,000	77,287
Showa Shell Sekiyu K.K. Co.	8,000	48,653
Skylark Co. Ltd.	4,000	95,109
SMC Corp.	2,600	260,461
Snow Brand Milk Products Co. Ltd. (a)	8,000	13,650
Softbank Corp.	9,700	101,433
Sompo Japan Insurance, Inc.	36,000	217,113
Sony Corp.	43,800	1,905,738
Stanley Electric Co. Ltd.	8,000	86,224
Sumitomo Chemical Co. Ltd.	55,000	220,204
Sumitomo Corp.	36,000	194,915
Sumitomo Electric Industries Ltd.	29,000	186,899
Sumitomo Forestry Co. Ltd.	6,000	35,476
Sumitomo Heavy Industries Ltd. (a)	25,000	22,806
Sumitomo Metal Industries Ltd. (a)	162,000	67,050
Sumitomo Metal Mining Co. Ltd.	26,000	108,050
Sumitomo Mitsui Banking Corp.	187,000	961,931
Sumitomo Osaka Cement Co. Ltd.	17,000	25,272
Sumitomo Realty & Development Co. Ltd.	15,000	79,441
Sumitomo Trust & Banking Ltd.	45,000	194,611
Suzuken Co. Ltd.	1,400	32,874
Taiheiyo Cement Corp. (a)	44,000	83,250
Taisei Corp.	42,000	89,045
Taisho Pharmaceutical Co. Ltd.	9,000	144,742
Taiyo Yuden Co. Ltd.	6,000	90,312
Takara Holdings, Inc.	10,000	59,042
Takashimaya Co. Ltd.	13,000	74,229
Takeda Chemical Industries Ltd.	40,000	1,692,710
Takefuji Corp.	3,800	259,667
TDK Corp.	5,800	265,529
Teijin Ltd.	42,000	141,904
Teikoku Oil Co. Ltd.	12,000	47,538
Terumo Corp. (a)	9,000	130,298
The Daimaru, Inc.	11,000	50,452
THK Co. Ltd.	4,500	72,751
TIS, Inc.	2,000	43,923
Tobu Railway Co. Ltd. (a)	38,000	102,390
Toda Corp.	13,000	24,816
Toho Co. Ltd.	7,300	82,687
Tohoku Electric Power Co., Inc.	21,800	311,744
Tokyo Broadcasting System, Inc.	2,000	35,898
Tokyo Electric Power Co.	58,100	1,199,886
Tokyo Electron Ltd.	7,600	351,144
Tokyo Gas Co. Ltd.	124,000	354,016
Tokyo Style Co. Ltd.	5,000	43,036
Tokyu Corp.	50,000	184,560
TonenGeneral Sekiyu KK	15,000	95,025
Toppan Printing Co. Ltd.	29,000	261,120
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Toray Industries, Inc.	62,000	$ 158,679
Toshiba Corp. (a)	140,000	478,926
Tosoh Corp.	26,000	67,421
Tostem Inax Holding Corp.	12,664	192,008
Toto Ltd.	16,000	67,844
Toyo Seikan Kaisha Ltd.	7,000	81,003
Toyobo Co. Ltd.	29,000	44,337
Toyota Industries Corp.	7,500	117,451
Toyota Motor Corp.	117,800	2,947,356
Trans Cosmos, Inc.	1,000	19,047
Trend Micro, Inc. (a)	4,500	117,831
Ube Industries Ltd. (a)	39,000	50,072
UFJ Holdings, Inc. (a)	160	360,841
Uni-Charm Corp.	2,300	85,480
Uny Co. Ltd.	7,000	76,037
Wacoal Corp. (a)	6,000	49,616
West Japan Railway Co.	51	186,958
World Co. Ltd.	1,900	51,677
Yakult Honsha Co. Ltd.	8,000	83,183
Yamada Denki Co. Ltd.	1,100	78,976
Yamaha Corp.	8,000	76,898
Yamaha Motor Co. Ltd.	4,000	30,915
Yamaichi Securities Co. Ltd. (a)	3,000	0
Yamanouchi Pharmaceutical Co. Ltd.	16,000	376,383
Yamato Transport Co. Ltd.	20,000	340,400
Yamazaki Baking Co. Ltd.	8,000	42,774
Yokogawa Electric Corp.	11,000	71,915
TOTAL JAPAN		62,511,935
Luxembourg - 0.1%
Arcelor SA (a)	16,118	196,416
Netherlands - 5.7%
ABN AMRO Holding NV	70,158	1,145,912
Aegon NV	47,102	675,827
Akzo Nobel NV	14,019	523,808
ASML Holding NV (a)	23,291	238,735
Buhrmann NV	6,470	46,416
EADS NV	13,454	180,215
Getronics NV (a)	13,464	13,099
Hagemeyer NV	5,819	65,478
Heineken NV (Bearer)	10,287	419,142
IHC Caland NV	1,070	53,892
ING Groep NV (Certificaten Van Aandelen)	85,601	1,872,609
James Hardie Industries NV (a)	26,292	98,194
KLM Royal Dutch Airlines NV	1,574	17,758
Koninklijke Ahold NV	32,974	551,212
Koninklijke KPN NV (a)	83,814	460,438
Koninklijke Numico NV (Certificaten Van Aandelen)	6,592	130,019
Koninklijke Philips Electronics NV	66,855	1,340,316
Oce NV	1,984	18,718
QIAGEN NV (a)	6,736	41,043

	Shares	Value (Note 1)
Reed Elsevier NV	32,852	$ 417,449
Royal Dutch Petroleum Co. (Hague Registry)	107,496	4,858,820
STMicroelectronics NV	29,536	597,946
TPG NV	17,311	342,119
Unilever NV (Certificaten Van Aandelen)	28,871	1,709,472
Vedior NV (Certificaten Van Aandelen)	3,923	37,088
Vendex KBB NV	3,636	37,877
VNU NV	10,466	257,137
Wolters Kluwer NV (Certificaten Van Aandelen) (a)	13,823	247,782
TOTAL NETHERLANDS		16,398,521
New Zealand - 0.1%
Auckland International Airport Ltd.	13,915	26,638
Carter Holt Harvey Ltd.	48,303	39,208
Contact Energy Ltd.	25,284	46,504
Fisher & Paykel Appliances Holdings Ltd.	2,263	10,830
Fisher & Paykel Healthcare Corp.	4,719	21,389
Fletcher Building Ltd.	13,003	17,449
Fletcher Challenge Forests Ltd. (a)	29,679	3,342
Fletcher Challenge Forests Ltd. (PN) (a)	59,358	6,963
Sky City Entertainment Group Ltd.	9,634	31,597
Telecom Corp. of New Zealand Ltd.	76,460	181,528
The Warehouse Group Ltd.	8,077	27,551
TOTAL NEW ZEALAND		412,999
Norway - 0.5%
Bergesen dy ASA:
(A Shares)	1,400	25,296
(B Shares)	800	12,754
DnB Holding ASA	22,150	112,118
Elkem AS	1,000	22,054
Frontline Ltd.	2,750	17,354
Gjensidige NOR Sparebank (primary capital certificate)	2,000	64,833
Kvaerner ASA (a)	17,421	11,665
Merkantildata ASA (a)(c)	8,750	4,650
Norsk Hydro AS	7,950	337,983
Norske Skogindustrier AS (A Shares)	4,850	70,234
Opticom ASA (a)	560	7,328
Orkla AS (A Shares)	10,871	192,088
Petroleum Geo-Services ASA (a)	4,600	2,964
Schibsted AS (B Shares)	3,200	34,649
Smedvig ASA (A Shares)	2,650	15,068
Statoil ASA	24,100	204,916
Storebrand ASA (A Shares) (a)	8,850	34,920
Tandberg ASA (a)	6,700	79,667
Telenor ASA	24,050	85,311
Tomra Systems AS	9,450	65,913
TOTAL NORWAY		1,401,765
Portugal - 0.3%
Banco Comercial Portuges SA (Reg.)	75,921	211,150
Banco Espirito Santo SA (BES) (Reg.)	5,271	58,483
Common Stocks - continued
	Shares	Value (Note 1)
Portugal - continued
BPI-SGPS SA	19,075	$ 41,616
Brisa Auto-Estradas de Portugal SA	15,060	80,365
Cimpor-Cimentos de Portugal SGPS SA	1,703	30,058
Electricidade de Portugal SA	90,360	148,298
Jeronimo Martins SGPS SA (a)	2,627	17,788
Portugal Telecom SGPS SA (Reg.)	47,224	305,838
PT Multimedia SGPS SA (a)	1,735	12,191
Sonae SGPS SA (a)	50,200	25,160
TOTAL PORTUGAL		930,947
Singapore - 0.9%
CapitaLand Ltd.	59,000	48,898
Chartered Semiconductor Manufacturing Ltd. (a)	31,000	37,210
City Developments Ltd.	24,000	82,307
Creative Technology Ltd.	3,000	24,521
Cycle & Carriage Ltd.	6,206	15,253
DBS Group Holdings Ltd.	57,327	389,924
Fraser & Neave Ltd.	11,400	50,173
Haw Par Corp. Ltd.	7,000	17,204
Hotel Properties Ltd.	11,000	6,476
Keppel Corp. Ltd.	30,000	75,791
Keppel Land Ltd.	26,000	20,062
Neptune Orient Lines Ltd. (a)	55,000	23,892
Oversea-Chinese Banking Corp. Ltd.	51,824	319,910
Overseas Union Enterprises Ltd.	6,000	23,320
Parkway Holdings Ltd.	22,000	9,682
Sembcorp Industries Ltd.	54,969	38,017
Sembcorp Logistics Ltd.	9,000	9,877
Singapore Airlines Ltd.	29,000	192,278
Singapore Exchange Ltd.	24,000	16,736
Singapore Press Holdings Ltd.	18,048	202,190
Singapore Technologies Engineering Ltd.	72,000	71,607
Singapore Telecommunications Ltd.	333,000	279,792
ST Assembly Test Services Ltd. (a)	8,000	7,362
United Overseas Bank Ltd.	58,616	442,246
United Overseas Land Ltd.	15,000	15,090
Venture Manufacturing (Singapore) Ltd.	11,000	81,107
Wing Tai Holdings Ltd.	39,000	16,942
TOTAL SINGAPORE		2,517,867
Spain - 3.0%
Acerinox SA (Reg.)	2,396	89,831
Actividades de Construccion y Servicios SA (ACS)	2,538	69,364
Aguas de Barcelona SA	3,993	39,634
Altadis SA	14,111	318,816
Amadeus Global Travel Distribution SA Series A	10,398	56,713
Autopistas Concesionaria Espanola SA (ACESA)	7,541	84,410
Banco Bilbao Vizcaya Argentaria SA	152,825	1,503,390
Banco Santander Central Hispano SA	213,782	1,430,742

	Shares	Value (Note 1)
Corporacion Mapfre SA (Reg.)	5,561	$ 34,321
Endesa SA	44,216	525,785
Fomento Construcciones y Contratas SA (FOCSA)	2,723	56,197
Gas Natural SDG SA Series E	10,097	183,175
Grupo Acciona SA	1,080	42,136
Grupo Dragados SA	6,739	96,692
Grupo Ferrovial SA	2,597	63,805
Iberdrola SA	37,154	480,147
Iberia Lineas Aereas de Espana SA	15,600	27,136
Inditex SA	10,449	204,348
Metrovacesa SA	3,148	57,636
NH Hoteles SA (a)	3,906	40,689
Promotora de Informaciones SA (PRISA)	4,361	39,601
Repsol YPF SA	46,984	614,108
Sol Melia SA	5,721	28,112
Telefonica Publicidad e Informacion SA	4,979	16,979
Telefonica SA	232,212	2,133,729
TelePizza SA (a)	7,620	7,414
Terra Networks SA (a)	18,498	97,984
Union Fenosa SA	12,031	149,212
Vallehermoso SA	3,752	29,498
Zeltia SA	8,256	55,091
TOTAL SPAIN		8,576,695
Sweden - 1.7%
ABB Ltd. (Sweden) (a)	4,024	21,893
Assa Abloy AB (B Shares)	14,300	154,841
Atlas Copco AB:
(A Shares)	5,585	115,587
(B Shares)	3,085	61,543
Drott AB (B Shares)	3,700	34,143
Electrolux AB (B Shares)	15,700	270,493
Eniro AB	7,400	35,998
Gambro AB:
(A Shares)	10,500	53,879
(B Shares)	5,800	29,700
Hennes & Mauritz AB (H&M) (B Shares)	25,100	461,899
Hoganas AB (A Shares)	800	15,063
Holmen AB (B Shares)	3,000	64,648
Modern Times Group AB (MTG) (B Shares) (a)	2,950	22,974
Nordea AB	118,178	555,980
OM AB	3,500	17,101
Sandvik AB	11,600	269,773
SAPA AB	900	16,706
SAS AB (a)	2,800	21,059
Securitas AB (B Shares)	15,700	244,533
Skandia Foersaekrings AB	43,700	118,879
Skandinaviska Enskilda Banken (A Shares)	25,380	235,557
Skanska AB (B Shares)	20,400	124,048
SKF AB:
(A Shares)	1,400	33,306
Common Stocks - continued
	Shares	Value (Note 1)
Sweden - continued
SKF AB: - continued
(B Shares)	4,000	$ 94,732
SSAB Swedish Steel AB (A Shares)	3,800	38,309
Svenska Cellulosa AB (SCA) (B Shares)	9,700	331,653
Svenska Handelsbanken AB:
(A Shares)	27,700	385,633
(B Shares)	2,200	29,924
Swedish Match Co.	19,308	156,544
Tele2 AB (B Shares) (a)	4,900	92,262
Telefonaktiebolaget LM Ericsson AB:
rights 9/3/02 (a)	388,400	137,977
(B Shares) (a)	388,400	283,532
Telia AB	45,200	142,730
Trelleborg AB (B Shares)	3,200	28,846
Volvo AB:
(A Shares)	6,340	100,438
(B Shares)	10,660	176,268
WM-Data AB (B Shares)	16,200	15,036
TOTAL SWEDEN		4,993,487
Switzerland - 7.9%
ABB Ltd. (Switzerland) (Reg.) (a)	44,188	242,110
Adecco SA	6,200	271,763
Centerpulse AG (Reg.) (a)	500	73,751
Ciba Specialty Chemicals Holding AG	3,200	229,854
Clariant AG (Reg.)	6,400	131,926
Compagnie Financiere Richemont unit	27,600	520,981
Credit Suisse Group (Reg.)	52,760	1,230,338
Forbo Holding AG (Reg.)	30	9,020
Georg Fischer AG (Reg.)	170	25,785
Givaudan AG	381	160,129
Holcim Ltd. (Bearer)	1,455	271,245
Kudelski SA (Bearer) (a)	2,000	35,748
Kuoni Reisen Holding AG Class B (Reg.) (a)	120	26,861
Logitech International SA (Reg.) (a)	1,900	62,462
Lonza Group AG	1,600	102,419
Nestle SA (Reg.)	20,740	4,462,301
Nobel Biocare Holding AG (Sweden) (a)	900	43,494
Novartis AG (Reg.)	143,500	5,839,336
Phonak Holding AG	900	12,027
PubliGroupe SA (Reg.) (a)	84	12,909
Roche Holding AG:
(Bearer)	2,500	298,176
(participation certificate)	36,900	2,656,672
Schindler Holding AG (a)	250	44,768
Serono SA Series B	340	194,467
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	285	75,601
Sulzer AG (Reg.)	200	31,538
Swiss Reinsurance Co. (Reg.)	15,800	1,119,070
Swisscom AG (Reg.)	1,370	364,790
Syngenta AG (Switzerland)	5,406	300,353

	Shares	Value (Note 1)
Tecan Group AG	400	$ 13,243
The Swatch Group AG:
(Bearer)	1,750	130,671
(Reg.)	3,400	53,501
UBS AG (Reg.)	65,746	3,105,868
Unaxis Holding AG (Reg.)	547	47,880
Valora Holding AG	180	36,082
Zurich Financial Services AG	4,410	437,582
TOTAL SWITZERLAND		22,674,721
United Kingdom - 26.4%
3i Group PLC	30,798	274,859
Aegis Group PLC	44,904	51,530
AMEC PLC	12,438	59,022
Amersham PLC	35,611	314,223
Amvescap PLC	33,194	224,691
ARM Holdings PLC (a)	51,647	122,941
Association British Ports Holdings PLC	14,494	91,592
AstraZeneca PLC:
(Sweden)	4,994	143,579
(United Kingdom)	82,647	2,409,161
Aviva PLC	115,016	890,022
AWG PLC	15,522	118,548
BAA PLC	55,414	476,930
BAE Systems PLC	156,466	742,477
Balfour Beatty PLC	25,714	78,556
Barclays PLC	331,949	2,388,532
Barratt Developments PLC	14,490	94,319
BBA Group PLC	26,895	90,922
Berkeley Group PLC	6,609	69,180
BG PLC	173,215	723,912
BHP Billiton PLC	120,950	572,068
BOC Group PLC	24,905	367,290
Boots Co. PLC	45,244	384,488
BP PLC	1,131,490	8,825,605
BPB Industries PLC	21,674	104,530
Brambles Industries PLC	38,141	138,848
British Airways PLC	32,619	76,888
British American Tobacco PLC	83,624	973,896
British Land Co. PLC	27,955	207,002
British Sky Broadcasting Group PLC (BSkyB) (a)	62,088	587,326
BT Group PLC	437,374	1,356,515
BTG PLC (a)	4,721	16,033
Bunzl PLC	24,970	180,446
Cable & Wireless PLC	112,232	279,340
Cadbury Schweppes PLC	101,145	733,669
Canary Wharf Group PLC (a)	26,977	163,573
Capita Group PLC	36,872	165,820
Carlton Communications PLC	37,257	85,076
Celltech Group PLC (a)	12,090	71,338
Centrica PLC	217,318	633,571
Chubb PLC	44,348	91,468
CMG PLC	26,808	32,011
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Compass Group PLC	114,977	$ 585,717
Corus Group PLC (a)	143,317	122,237
Daily Mail & General Trust PLC Class A	13,723	119,812
De La Rue PLC	12,253	57,764
Diageo PLC	165,085	2,001,964
Dixons Group PLC	103,152	262,339
Electrocomponents PLC	24,708	118,205
EMI Group PLC	41,137	113,552
Exel PLC	15,759	180,354
FirstGroup PLC	17,130	66,344
FKI PLC	31,384	53,049
George Wimpey PLC	8,928	39,562
GKN PLC	36,762	156,774
GlaxoSmithKline PLC	305,823	5,793,817
Granada PLC	141,401	175,422
GUS PLC	50,545	392,697
Hammerson PLC	16,050	127,683
Hanson PLC	39,198	240,106
Hays PLC	86,212	178,815
HBOS PLC	188,457	2,115,888
Hilton Group PLC	81,095	240,198
HSBC Holdings PLC (United Kingdom) (Reg.)	470,994	5,384,406
IMI plc	14,303	57,447
Imperial Chemical Industries PLC	58,216	232,137
Imperial Tobacco Group PLC	36,576	611,444
International Power PLC (a)	59,227	120,319
Invensys PLC	179,214	213,995
J. Sainsbury PLC	75,927	372,659
Johnson Matthey PLC	11,748	162,142
Kelda Group PLC	16,719	100,467
Kidde PLC	31,158	31,890
Kingfisher PLC	124,604	411,096
Land Securities PLC	25,930	320,883
Lattice Group PLC	177,481	473,393
Legal & General Group PLC	266,777	507,822
Lloyds TSB Group PLC	282,491	2,448,828
Logica PLC	22,884	60,062
Man Group PLC	14,432	237,009
Marks & Spencer Group PLC	118,848	631,240
Misys PLC	28,256	99,029
Mytravel Group PLC	27,569	59,106
National Grid Group PLC	91,559	641,063
Next PLC	15,406	201,400
Novar PLC	9,387	17,687
P&O Princess Cruises PLC	34,669	225,804
Pearson PLC	39,911	397,347
Peninsular & Oriental Steam Navigation Co.	37,432	131,333
Pilkington PLC	60,850	74,075
Provident Financial PLC	13,728	119,217
Prudential PLC	99,205	783,057
Rank Group PLC	25,335	104,310

	Shares	Value (Note 1)
Reckitt Benckiser PLC	26,534	$ 492,125
Reed Elsevier PLC	65,434	585,492
Rentokil Initial PLC	95,027	351,093
Reuters Group PLC	74,368	326,950
Rexam PLC	19,280	133,347
Rio Tinto PLC (Reg.)	54,361	955,966
RMC Group PLC	11,682	95,018
Rolls-Royce PLC	65,945	143,937
Royal & Sun Alliance Insurance Group PLC	67,978	131,244
Royal Bank of Scotland Group PLC	137,271	3,284,630
SABMiller PLC	38,030	271,326
Safeway PLC	49,027	163,462
Sage Group PLC	58,388	116,803
Schroders PLC	7,733	63,917
Scottish & Newcastle PLC	36,869	314,746
Scottish & Southern Energy PLC	41,398	430,126
Scottish Power PLC	93,795	535,266
Serco Group PLC	26,435	72,969
Severn Trent PLC	15,669	163,166
Shell Transport & Trading Co. PLC (Reg.)	490,695	3,318,733
Signet Group PLC	75,243	98,014
Six Continents PLC	43,320	407,773
Slough Estates PLC	16,855	87,954
Smith & Nephew PLC	47,762	275,899
Smiths Group PLC	28,497	322,600
Spirent PLC	34,585	35,398
SSL International PLC	5,870	28,538
Stagecoach Group PLC	73,634	38,253
Tate & Lyle PLC	18,807	107,035
Taylor Woodrow PLC	33,349	88,951
Tesco PLC	353,353	1,158,940
TI Automotive Ltd. (a)	22,478	0
Unilever PLC	140,450	1,280,202
United Business Media PLC	14,583	64,452
United Utilities PLC	28,461	276,291
Vodafone Group PLC	3,431,734	5,487,322
Whitbread PLC	12,926	106,238
Wolseley PLC	30,089	274,830
WPP Group PLC	56,334	415,833
TOTAL UNITED KINGDOM		76,289,602
United States of America - 0.0%
Synthes-Stratec, Inc.	240	131,658
TOTAL COMMON STOCKS (Cost $385,980,428)		278,974,625
Nonconvertible Preferred Stocks - 0.6%

Australia - 0.1%
News Corp. Ltd. (ltd. vtg.)	99,705	432,789
Germany - 0.3%
Fresenius Medical Care AG	1,100	22,929
Henkel KGaA	2,900	198,928
Nonconvertible Preferred Stocks - continued
	Shares	Value (Note 1)
Germany - continued
Hugo Boss AG	1,700	$ 18,294
MAN AG	1,350	19,529
Porsche AG (non-vtg.)	400	192,619
ProSiebenSat.1 Media AG	3,728	32,240
RWE AG (non-vtg.)	1,650	45,890
Volkswagen AG	5,150	166,512
Wella AG	1,050	49,118
TOTAL GERMANY		746,059
Italy - 0.2%
Fiat Spa	5,277	38,371
Fiat Spa (Risp)	2,203	15,709
Intesabci Spa (Risp)	42,190	76,664
Telecom Italia Spa (Risp)	101,760	545,525
TOTAL ITALY		676,269
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,497,789)		1,855,117
Government Obligations - 2.3%
Principal Amount
United States of America - 2.3%
U.S. Treasury Bills, yield at date of purchase 1.54% to 1.66% 9/19/02 to 10/24/02 (d) (Cost $6,681,067)	$ 6,692,000	6,681,474
Money Market Funds - 6.8%
	Shares
Deutsche Daily Assets Fund Institutional, 1.99% (b) (Cost $19,539,783)	19,539,783	19,539,783
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $414,699,067)		307,050,999
NET OTHER ASSETS - (6.4)%		(18,587,410)
NET ASSETS - 100%		$ 288,463,589
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
8 CAC 40 Index Contracts (France)	Sept. 2002	$ 265,343	$ (15,409)
2 DAX 100 Index Contracts (Germany)	Sept. 2002	182,914	(31,948)
64 Dow Jones EURO STOXX 50 Index Contracts (Germany)	Sept. 2002	1,713,287	11,068
35 FTSE 100 Index Contracts (United Kingdom)	Sept. 2002	2,301,313	(128,066)
4 Hang Seng 100 Index Contracts (Hong Kong)	Sept. 2002	257,412	(4,193)
2 IBEX 35 Index Contracts (Spain)	Sept. 2002	126,657	3,355
2 MIB 30 Index Contracts (Italy)	Sept. 2002	251,496	(27,200)
15 Nikkei 225 Index Contracts (Japan)	Sept. 2002	723,750	(2,716)
14 S&P/ASX 200 Index Contracts (Australia)	Sept. 2002	598,443	(11,957)
16 Topix 150 Index Contracts (Japan)	Sept. 2002	1,268,350	(207,450)
		$ 7,688,965	$ (414,516)
The face value of futures purchased as a percentage of net assets - 2.7%
Forward Foreign Currency Contracts
	Settlement Dates	Value (Note 1)	Unrealized Gain/(Loss)
Contracts to Buy
2,140,000 EUR	Sept. 2002	$ 2,101,321	$ 2,215
1,350,000 GBP	Sept. 2002	2,091,062	15,424
210,590,000 JPY	Sept. 2002	1,780,581	(25,215)
TOTAL CONTRACTS TO BUY (Payable Amount $5,980,540)		$ 5,972,964	$ (7,576)
The value of contracts to buy as a percentage of net assets - 2.1%
Contracts to Sell
356,692 EUR	Sept. 2002	$ 350,244	$ (244)
(Receivable Amount $350,000)
The value of contracts to sell as a percentage of net assets - 0.1%
Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing
(b) The rate quoted is the daily rate of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,650 or 0.0% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $927,813.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $32,602,415 and $19,620,984, respectively.
The fund participated in the security lending program during the period. At period end the fund also received as collateral U.S. Treasury obligations valued at $292,248.
Income Tax Information
At February 28, 2002, the fund had a capital loss carryforward of approximately $11,121,000 of which $517,000 and $10,604,000 will expire on February 28, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending February 28, 2003 approximately $21,584,000 of losses recognized during the period November 1, 2001 to February 28, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,705,912) (cost $414,699,067) - See accompanying schedule		$ 307,050,999
Cash		1,598
Foreign currency held at value (cost $660,452)		664,715
Receivable for investments sold		9,888
Unrealized appreciation on foreign currency contracts		17,639
Receivable for fund shares sold		192,010
Dividends receivable		1,062,528
Redemption fees receivable		44
Receivable for daily variation on futures contracts		54,845
Receivable from investment adviser for expense reductions		48,994
Other receivables		9,758
Total assets		309,113,018
Liabilities
Payable for investments purchased	$ 749,370
Unrealized depreciation on foreign currency contracts	25,459
Payable for fund shares redeemed	174,138
Accrued management fee	81,999
Other payables and accrued expenses	78,680
Collateral on securities loaned, at value	19,539,783
Total liabilities		20,649,429
Net Assets		$ 288,463,589
Net Assets consist of:
Paid in capital		$ 441,027,992
Undistributed net investment income		3,738,195
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(48,262,430)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(108,040,168)
Net Assets, for 13,276,178 shares outstanding		$ 288,463,589
Net Asset Value, offering price and redemption price per share ($288,463,589 ÷ 13,276,178 shares)		$ 21.73

Statement of Operations

	Six months ended August 31, 2002 (Unaudited)
Investment Income
Dividends		$ 5,265,603
Interest		105,579
Security lending		215,775
		5,586,957
Less foreign taxes withheld		(551,273)
Total income		5,035,684
Expenses
Management fee	$ 537,007
Transfer agent fees	215,665
Accounting and security lending fees	97,462
Non-interested trustees' compensation	532
Registration fees	33,306
Audit	18,170
Legal	796
Miscellaneous	741
Total expenses before reductions	903,679
Expense reductions	(350,506)	553,173
Net investment income (loss)		4,482,511
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(13,366,242)
Foreign currency transactions	1,616,086
Futures contracts	(1,281,278)
Total net realized gain (loss)		(13,031,434)
Change in net unrealized appreciation (depreciation) on: Investment securities	(13,416,167)
Assets and liabilities in foreign currencies	30,410
Futures contracts	(516,942)
Total change in net unrealized appreciation (depreciation)		(13,902,699)
Net gain (loss)		(26,934,133)
Net increase (decrease) in net assets resulting from operations		$ (22,451,622)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2002 (Unaudited)	Year ended February 28, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,482,511	$ 5,327,647
Net realized gain (loss)	(13,031,434)	(33,049,854)
Change in net unrealized appreciation (depreciation)	(13,902,699)	(46,864,671)
Net increase (decrease) in net assets resulting from operations	(22,451,622)	(74,586,878)
Distributions to shareholders from net investment income	(133,048)	(4,106,357)
Share transactions Net proceeds from sales of shares	54,217,309	176,158,325
Reinvestment of distributions	118,436	3,735,367
Cost of shares redeemed	(48,556,610)	(141,524,553)
Net increase (decrease) in net assets resulting from share transactions	5,779,135	38,369,139
Redemption fees	34,311	110,493
Total increase (decrease) in net assets	(16,771,224)	(40,213,603)
Net Assets
Beginning of period	305,234,813	345,448,416
End of period (including undistributed net investment income of $3,738,195 and distributions in excess of net investment income of $611,268, respectively)	$ 288,463,589	$ 305,234,813
Other Information Shares
Sold	2,283,642	6,730,041
Issued in reinvestment of distributions	4,814	155,521
Redeemed	(2,049,574)	(5,607,463)
Net increase (decrease)	238,882	1,278,099

Financial Highlights

	Six months ended August 31, 2002	Years ended February 28,
	(Unaudited)	2002	2001	2000 G	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 23.41	$ 29.38	$ 36.26	$ 28.84	$ 27.64	$ 25.00
Income from Investment Operations
Net investment income (loss) D	.34	.41	.51	.49	.46	.11
Net realized and unrealized gain (loss)	(2.01)	(6.07)	(7.03)	7.25	1.08	2.29
Total from investment operations	(1.67)	(5.66)	(6.52)	7.74	1.54	2.40
Distributions from net investment income	(.01)	(.32)	(.29)	(.12)	(.48)	(.06)
Distributions from net realized gain	-	-	(.06)	(.26)	(.09)	-
Distributions in excess of net realized gain	-	-	(.02)	-	(.04)	-
Total distributions	(.01)	(.32)	(.37)	(.38)	(.61)	(.06)
Redemption fees added to paid in capital D	-	.01	.01	.06	.27	.30
Net asset value, end of period	$ 21.73	$ 23.41	$ 29.38	$ 36.26	$ 28.84	$ 27.64
Total Return B, C	(7.14)%	(19.26)%	(18.04)%	27.08%	6.58%	10.83%
Ratios to Average Net Assets F
Expenses before expense reductions	.57% A	.56%	.56%	.68%	.98%	1.67% A
Expenses net of voluntary waivers, if any	.35% A	.35%	.35%	.35%	.36%	.35% A
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.36%	.35% A
Net investment income (loss)	2.84% A	1.60%	1.53%	1.48%	1.62%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 288,464	$ 305,235	$ 345,448	$ 254,967	$ 43,176	$ 24,686
Portfolio turnover rate	13% A	12%	4%	3%	2%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 5, 1997 (commencement of operations) to February 28, 1998.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (the funds) are funds of Fidelity Concord Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales, futures transactions and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Spartan Total Market Index	$ 1,429,514,321	$ 104,309,684	$ (456,285,956)	$ (351,976,272)
Spartan Extended Market Index	722,282,610	71,860,193	(270,486,190)	(198,625,997)
Spartan International Index	416,455,465	15,259,064	(124,663,530)	(109,404,466)

Short-Term Trading (Redemption) Fees. Shares held in the funds less than 90 days are subject to a short-term trading fee equal to .50%, .75% and 1.00% of the amount invested in Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively. These fees, which are retained by the funds, are accounted for as an addition to paid in capital.

Spartan Extended Market Index and Spartan International Index also receive their allocable share of short-term trading fees attributable to redemptions from the Fidelity® Four-in-One Index Fund. For the period these fees totaled $2,946 and $3,929, respectively.

2. Operating Policies.

Forward Foreign Currency Contracts. Certain funds generally use foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the fund's currency exposure. Contracts to sell generally are used to hedge the fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the fund has committed to buy or sell is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the Schedule of Investments under the caption "Forward Foreign Currency Contracts."

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock markets and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. Each fund's management fee is equal to the following annualized rate of average net assets:

Spartan Total Market Index	.24%	|
Spartan Extended Market Index	.24%
Spartan International Index	.34%

Sub-Adviser and Security Lending Fees. FMR and each of the funds have entered into a sub-advisory agreement with Deutsche Asset Management, Inc. (DAMI). DAMI is a registered investment advisor and a wholly-owned, indirect subsidiary of Deutsche Bank AG. DAMI receives a sub-advisory fee from FMR for providing discretionary investment advisory services to each of the funds.

Each fund has entered into a securities lending agreement with Deutsche Bank Trust Company Americas (DBTCA), also a wholly-owned, indirect subsidiary of Deutsche Bank AG. DBTCA retains up to 20% of the annual revenues for providing securities lending services. For the period, DBTCA retained the following amounts:

	Amount	|
Spartan Total Market Index	$ 62,869
Spartan Extended Market Index	71,126
Spartan International Index	55,393

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan Total Market Index	.13%	|
Spartan Extended Market Index	.14%
Spartan International Index	.14%

Accounting and Security Lending Fees. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the sub-adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities. Additional information regarding security lending is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Bank Borrowings.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

8. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement. Effective November 1, 2002, the expense limitations will be changed to 0.40% and 0.47%, for Spartan Extended Market Index and Spartan International Index, respectively.

	Expense Limitations	Reimbursement from adviser
Spartan Total Market Index	.25%	$ 871,201
Spartan Extended Market Index	.25%	471,698
Spartan International Index	.35%	350,316

In addition, through arrangements with each applicable fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Spartan Total Market Index	$ 1,195
Spartan Extended Market Index	1,714
Spartan International Index	190

9. Other Information.

At the end of the period, Fidelity Four-in-One Index Fund was the owner of record of approximately 13% of the total outstanding shares of Spartan International Index.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Deutsche Asset Management, Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Deutsche Bank Trust Company Americas
New York, NY

Fidelity's Index Funds

Four-In-One Index Fund

Spartan Extended Market Index Fund

Spartan International Index Fund

Spartan 500 Index Fund

Spartan Total Market Index Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Printed on Recycled Paper

SIF-SANN-1002 158114
1.707985.104

Spartan®

U.S. Equity Index

Fund

Semiannual Report

August 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of the major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(automated graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor Fidelity Distributions Corporation is a bank.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-221-5207
Other Investors 1-800-544-6666

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

As the first anniversary of September 11 approached, new concerns about terrorism and a continued deterioration of investor confidence kept U.S. equity performance on its year-long downward path. With investor appetite for risk dwindling, U.S. Treasury bonds - traditionally a haven from stock market and geopolitical turbulence - were in strong demand. As a result, the securities outperformed nearly all other asset classes year-to-date through August.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $100,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended August 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan® US Equity Index	-16.65%	-18.13%	8.08%	163.19%
S&P 500 ®	-16.60%	-18.00%	9.01%	168.68%
S&P 500 Index Objective Funds	-16.84%	-18.53%	6.41%	158.83%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the S&P 500 index objective funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 177 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended August 31, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan US Equity Index	-18.13%	1.57%	10.16%
S&P 500	-18.00%	1.74%	10.39%
S&P 500 Index Objective Funds	-18.53%	1.25%	9.97%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

Performance - continued

$100,000 Over 10 Years

$100,000 Over 10 Years: Let's say hypothetically that $100,000 was invested in Spartan US Equity Index Fund on August 31, 1992. As the chart shows, by August 31, 2002, the value of the investment would have grown to $263,189 - a 163.19% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $100,000 would have grown to $268,683 - a 168.68% increase.

The $100,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The LipperSM S&P 500 funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of August 31, 2002, the six month, one year, five year, and 10 year cumulative total returns for the S&P 500 funds average were, -16.84%, -18.53%, 6.41%, and 158.83%. The one year, five year and 10 year average annual total returns were, -18.53%, 1.25% and 9.97%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Patrick Cannon, who oversees the Spartan U.S. Equity Index Fund's investment management personnel as Managing Director for Deutsche Asset Management, Inc., sub-adviser of the fund

Q. How did the fund perform, Patrick?

A. For the six-month period that ended August 31, 2002, the fund returned -16.65%, a result in line with the Standard & Poor's 500 Index, which returned -16.60% during the same time span. The fund's performance surpassed the S&P 500 index objective funds average, measured by Lipper Inc., which returned -16.84% during the same period. Meanwhile, for the 12-month period that ended August 31, 2002, the fund returned -18.13%, while the S&P 500 returned -18.00% and the fund's Lipper peer group returned -18.53%.

Q. What were some of the major factors depressing stock prices during the period?

A. Three primary factors hurt stock performance. The first was a steady drumbeat of disappointing earnings reports that sent stocks lower. Second, each day seemingly brought reports of new accounting scandals at some of the country's largest corporations. Upon learning of improper accounting practices at WorldCom and other companies, investors began to worry whether more revelations were to come. Finally, investors in the U.S. and around the world were concerned about geopolitics, especially the ongoing violence in the Middle East and the war on terrorism. Late in the period, a national debate began about whether the U.S. should depose Iraqi leader Saddam Hussein. Worries about a protracted military conflict added to investor skittishness.

Q. How did this poor stock performance affect the U.S. economy?

A. Ironically, the economy was unexpectedly solid even as stocks were falling across the board. The accumulated effects of 11 interest rate reductions during 2001 helped generate growth by making it cheaper for businesses to borrow and invest capital. Due in part to the continued low interest rate environment, the U.S. economy grew by 5.0% during the first three months of 2002, the best growth rate in more than two years. Growth slowed to a more modest 1.1% during the second quarter, and some analysts - though certainly not all - began to wonder about a "double-dip" recession, a reprise of last fall's negative economic growth. Overall, there appeared to be a clear disconnect during much of the period between economic and market performance - though not between corporate profitability and market performance - during the past six months.

Q. What stocks added the most to fund returns?

A. In an environment where the broader market moved sharply lower, few stocks in the S&P 500 enjoyed positive results. However, many of those that did were in the banking sector. The index was boosted by Bank of America, Wells Fargo, Bank One, Wachovia and Washington Mutual. Such companies with substantial consumer banking operations benefited from the continued low interest rate environment, which encouraged homeowners to refinance their existing mortgages. Beverage giant Coca-Cola and consumer products company Procter & Gamble also contributed to fund results, thanks to their steady earnings despite the uncertain investing environment. Most technology stocks were major disappointments during the period, but Dell Computer was a bright spot. Thanks to the company's superior management, Dell actually increased its profitability and took market share from its competitors despite a brutal slowdown in computer sales.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What were some of the fund's weakest-performing stocks?

A. With accounting concerns front and center during the past six months, some of the most disappointing performers were those that had to answer questions about their financial statements. One such example was General Electric, which was the fund's largest average position during the period. GE encountered difficulty when investors grew concerned about its complex financial reporting and whether that complexity was masking potential problems. As I mentioned, technology stocks were extremely poor performers. A handful of industry leaders - such as semiconductor manufacturer Intel and software maker Microsoft - continued to follow the overall tech market downward during the past six months, while media conglomerate AOL Time Warner also weighed down the index. AOL fell short of overly optimistic estimates for earnings growth and struggled to control its debt levels; investors punished the stock accordingly. Stocks in the telecommunications sector also continued to be hard hit because of the excess infrastructure they built during the 1990s. Two such disappointments were Verizon and SBC Communications, the largest and second-largest telecom services providers in the United States. A couple of pharmaceutical names, Pfizer and Bristol-Myers Squibb, also detracted. Pfizer declined because of concerns about its proposed merger with Pharmacia, while Bristol-Myers plummeted because of weak earnings and its overstocking of certain drugs. Finally, Home Depot, the home products superstore, fell as investors began to worry that declining consumer confidence could depress sales.

Q. What's your outlook, Patrick?

A. At the beginning of the year, stock analysts noted that 60 years had passed since the Standard & Poor's 500 Index last declined for three consecutive years. Unfortunately, as we near the end of the third quarter of 2002, and with the S&P 500 down more than 19 percent for the first eight months of the year, a third year of losses is becoming increasingly likely. As tough as the environment has been for stock investors, I believe there are still some favorable signs on the horizon - including continued U.S. economic growth, rising real estate prices and strength in consumer spending. Some signs of weakness still must be closely monitored, but on the whole the economy appears solid. No one knows when the stock market may turn around, but sustained economic resilience would certainly be a welcome relief for investors. We are all awaiting an eventual rise in stock prices. Until that day comes, it is more important than ever for shareholders to follow their financial plans and continue to own a broadly diversified portfolio of investments.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: total return that corresponds to that of the Standard & Poor's 500 Index

Start date: February 17, 1988

Size: as of August 31, 2002, more than $13.3 billion

Manager: Deutsche Asset Management, Inc., since 1997

3

Patrick Cannon on changes to the S&P 500:

"The S&P 500 is an index of 500 stocks chosen to be a representation of the broader market. Periodically, companies will be added or deleted from the index. Usually, this is based on such events as acquisitions, spin-offs or shifts in asset size."

Here are some of the changes to the index during the past six months involving some well-known companies:

  May 3, 2002: First Tennessee National replaced computer manufacturer Compaq, which merged with Hewlett-Packard.
  May 14, 2002: Apollo Group, a provider of higher education programs to adults, replaced WorldCom, whose market capitalization shrunk after committing accounting fraud.
  May 14, 2002: BJ Services replaced USAirways Group, one of the airlines hardest hit by the September 11 fallout.
  July 19, 2002: Delivery company United Parcel Service and online auction house eBay replaced Royal Dutch Petroleum and Alcan, as Standard & Poor's eliminated several foreign companies from the index.
  August 13, 2002: Monsanto replaced Palm, a maker of personal digital assistants that has struggled to defend its market-leading position.

Semiannual Report

Investment Changes

Top Ten Stocks as of August 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	3.5	3.7
Microsoft Corp.	3.1	3.1
Exxon Mobil Corp.	2.8	2.7
Wal-Mart Stores, Inc.	2.8	2.7
Pfizer, Inc.	2.4	2.5
Citigroup, Inc.	2.0	2.3
American International Group, Inc.	1.9	1.9
Johnson & Johnson	1.9	1.8
International Business Machines Corp.	1.5	1.6
The Coca-Cola Co.	1.5	1.2
	23.4
Market Sectors as of August 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.8	17.9
Health Care	14.5	14.6
Information Technology	13.5	15.8
Consumer Discretionary	13.3	13.5
Industrials	11.9	11.2
Consumer Staples	9.7	8.9
Energy	5.9	6.6
Telecommunication Services	3.7	4.9
Utilities	2.9	2.9
Materials	2.8	2.8

Semiannual Report

Investments August 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.3%
Cooper Tire & Rubber Co.	110,756	$ 2,313
Dana Corp.	230,104	3,898
Delphi Corp.	874,802	8,529
Goodyear Tire & Rubber Co.	256,752	3,471
Johnson Controls, Inc.	136,214	11,754
TRW, Inc.	190,079	10,911
Visteon Corp.	200,577	2,285
		43,161
Automobiles - 0.8%
Ford Motor Co.	2,835,480	33,374
General Motors Corp.	890,914	42,639
Harley-Davidson, Inc.	476,184	23,443
		99,456
Hotels, Restaurants & Leisure - 1.1%
Carnival Corp.	898,465	21,985
Darden Restaurants, Inc.	273,340	7,006
Harrah's Entertainment, Inc. (a)	175,570	8,347
Hilton Hotels Corp.	578,037	6,653
International Game Technology (a)	137,425	8,889
Marriott International, Inc. Class A	377,457	12,354
McDonald's Corp.	1,981,119	47,071
Starbucks Corp. (a)	596,886	11,997
Starwood Hotels & Resorts Worldwide, Inc. unit	309,673	7,983
Wendy's International, Inc.	164,612	5,878
Yum! Brands, Inc. (a)	456,646	13,850
		152,013
Household Durables - 0.5%
American Greetings Corp. Class A	101,256	1,691
Black & Decker Corp.	125,748	5,642
Centex Corp.	94,947	4,794
Fortune Brands, Inc.	231,703	12,157
KB Home	78,488	3,763
Leggett & Platt, Inc.	307,946	7,129
Maytag Corp.	120,231	3,924
Newell Rubbermaid, Inc.	415,553	14,378
Pulte Homes, Inc.	92,072	4,396
Snap-On, Inc.	90,945	2,570
The Stanley Works	132,425	4,619
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tupperware Corp.	91,703	$ 1,673
Whirlpool Corp.	104,861	5,800
		72,536
Internet & Catalog Retail - 0.2%
eBay, Inc. (a)	440,800	24,945
Leisure Equipment & Products - 0.3%
Brunswick Corp.	137,150	3,353
Eastman Kodak Co.	455,791	13,920
Hasbro, Inc.	270,149	3,552
Mattel, Inc.	676,136	13,137
		33,962
Media - 3.4%
AOL Time Warner, Inc. (a)	6,957,178	88,008
Clear Channel Communications, Inc. (a)	937,257	32,035
Comcast Corp. Class A (special) (a)	1,473,048	35,103
Dow Jones & Co., Inc.	133,036	5,661
Gannett Co., Inc.	415,139	31,534
Interpublic Group of Companies, Inc.	593,990	10,828
Knight-Ridder, Inc.	131,695	7,998
McGraw-Hill Companies, Inc.	302,890	19,206
Meredith Corp.	77,683	3,078
Omnicom Group, Inc.	292,055	17,669
The New York Times Co. Class A	237,452	11,208
TMP Worldwide, Inc. (a)	175,095	1,912
Tribune Co.	466,813	19,471
Univision Communications, Inc. Class A (a)	333,000	7,759
Viacom, Inc. Class B (non-vtg.) (a)	2,753,048	112,049
Walt Disney Co.	3,178,297	49,836
		453,355
Multiline Retail - 4.2%
Big Lots, Inc. (a)	178,751	3,012
Costco Wholesale Corp. (a)	722,490	24,138
Dillard's, Inc. Class A	128,886	3,165
Dollar General Corp.	515,304	7,719
Family Dollar Stores, Inc.	268,143	7,655
Federated Department Stores, Inc. (a)	300,564	10,790
JCPenney Co., Inc.	410,646	7,129
Kohl's Corp. (a)	524,157	36,544
Nordstrom, Inc.	212,467	4,107
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Sears, Roebuck & Co.	491,090	$ 22,350
Target Corp.	1,413,895	48,355
The May Department Stores Co.	467,260	13,705
Wal-Mart Stores, Inc.	6,928,058	370,513
		559,182
Specialty Retail - 2.2%
AutoZone, Inc. (a)	167,858	12,145
Bed Bath & Beyond, Inc. (a)	451,845	14,486
Best Buy Co., Inc. (a)	493,957	10,472
Circuit City Stores, Inc. - Circuit City Group	365,966	5,102
Gap, Inc.	1,349,955	15,835
Home Depot, Inc.	3,667,871	120,783
Limited Brands, Inc.	741,881	11,343
Lowe's Companies, Inc.	1,211,846	50,146
Office Depot, Inc. (a)	478,341	6,180
RadioShack Corp.	279,337	6,087
Sherwin-Williams Co.	243,057	6,563
Staples, Inc. (a)	728,151	10,121
Tiffany & Co., Inc.	227,723	5,648
TJX Companies, Inc.	849,270	16,799
Toys 'R' Us, Inc. (a)	309,619	4,127
		295,837
Textiles Apparel & Luxury Goods - 0.3%
Jones Apparel Group, Inc. (a)	197,297	7,120
Liz Claiborne, Inc.	165,790	4,679
NIKE, Inc. Class B	421,504	18,201
Reebok International Ltd. (a)	93,199	2,280
VF Corp.	174,446	7,084
		39,364
TOTAL CONSUMER DISCRETIONARY		1,773,811
CONSUMER STAPLES - 9.7%
Beverages - 3.1%
Adolph Coors Co. Class B	57,896	3,477
Anheuser-Busch Companies, Inc.	1,365,138	72,571
Brown-Forman Corp. Class B (non-vtg.)	106,547	7,504
Coca-Cola Enterprises, Inc.	691,556	13,976
Pepsi Bottling Group, Inc.	441,424	12,890
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	2,753,819	$ 108,914
The Coca-Cola Co.	3,868,518	197,294
		416,626
Food & Drug Retailing - 1.3%
Albertson's, Inc.	636,174	16,362
CVS Corp.	609,823	17,923
Kroger Co. (a)	1,258,758	22,758
Safeway, Inc. (a)	752,763	19,436
SUPERVALU, Inc.	207,264	4,305
Sysco Corp.	1,041,619	29,540
Walgreen Co.	1,596,917	55,493
Winn-Dixie Stores, Inc.	219,790	3,550
		169,367
Food Products - 1.3%
Archer-Daniels-Midland Co.	1,029,859	12,554
Campbell Soup Co.	638,496	14,781
ConAgra Foods, Inc.	836,687	21,997
General Mills, Inc.	569,066	23,952
H.J. Heinz Co.	546,544	20,643
Hershey Foods Corp.	211,189	15,998
Kellogg Co.	634,376	20,402
Sara Lee Corp.	1,223,308	22,558
Wm. Wrigley Jr. Co.	351,272	17,883
		170,768
Household Products - 2.2%
Clorox Co.	362,301	15,601
Colgate-Palmolive Co.	860,811	46,957
Kimberly-Clark Corp.	808,126	48,358
Procter & Gamble Co.	2,024,180	179,444
		290,360
Personal Products - 0.5%
Alberto-Culver Co. Class B	88,751	4,372
Avon Products, Inc.	367,846	17,929
Gillette Co.	1,650,485	52,040
		74,341
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 1.3%
Philip Morris Companies, Inc.	3,332,482	$ 166,624
UST, Inc.	251,388	8,726
		175,350
TOTAL CONSUMER STAPLES		1,296,812
ENERGY - 5.9%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	525,852	14,461
BJ Services Co. (a)	248,000	7,564
Halliburton Co.	671,416	10,206
Nabors Industries Ltd. (a)	220,157	7,270
Noble Corp. (a)	206,600	6,419
Rowan Companies, Inc.	145,584	2,996
Schlumberger Ltd. (NY Shares)	898,879	38,841
Transocean, Inc.	498,915	12,223
		99,980
Oil & Gas - 5.1%
Amerada Hess Corp.	136,396	9,971
Anadarko Petroleum Corp.	416,048	18,572
Apache Corp.	211,149	11,626
Ashland, Inc.	108,844	3,119
Burlington Resources, Inc.	311,499	11,983
ChevronTexaco Corp.	1,662,646	127,409
Conoco, Inc.	968,050	23,766
Devon Energy Corp.	224,973	10,574
EOG Resources, Inc.	180,179	6,277
Exxon Mobil Corp.	10,563,288	374,469
Kerr-McGee Corp.	153,446	7,189
Marathon Oil Corp.	494,863	12,248
Occidental Petroleum Corp.	576,125	17,111
Phillips Petroleum Co.	596,220	31,349
Sunoco, Inc.	133,306	4,730
Unocal Corp.	375,819	12,428
		682,821
TOTAL ENERGY		782,801
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 20.8%
Banks - 7.8%
AmSouth Bancorp.	568,831	$ 12,782
Bank of America Corp.	2,397,537	168,019
Bank of New York Co., Inc.	1,147,793	40,345
Bank One Corp.	1,886,144	77,238
BB&T Corp.	702,958	26,748
Charter One Financial, Inc.	345,087	11,629
Comerica, Inc.	274,779	16,075
Fifth Third Bancorp	926,518	62,095
First Tennessee National Corp.	200,800	7,691
FleetBoston Financial Corp.	1,630,638	39,347
Golden West Financial Corp.	248,369	16,887
Huntington Bancshares, Inc.	384,523	7,764
KeyCorp	653,486	17,533
Marshall & Ilsley Corp.	328,200	10,043
Mellon Financial Corp.	693,887	19,186
National City Corp.	940,943	29,329
North Fork Bancorp, Inc.	257,500	10,807
Northern Trust Corp.	345,315	14,759
PNC Financial Services Group, Inc.	440,650	20,310
Regions Financial Corp.	349,552	12,486
SouthTrust Corp.	527,994	13,855
SunTrust Banks, Inc.	448,584	30,284
Synovus Financial Corp.	448,116	10,831
U.S. Bancorp, Delaware	2,991,670	64,291
Union Planters Corp.	316,438	9,829
Wachovia Corp.	2,131,673	78,552
Washington Mutual, Inc.	1,517,389	57,372
Wells Fargo & Co.	2,664,423	139,056
Zions Bancorp	156,100	8,526
		1,033,669
Diversified Financials - 7.6%
American Express Co.	2,071,388	74,694
Bear Stearns Companies, Inc.	155,203	9,922
Capital One Financial Corp.	333,515	11,896
Charles Schwab Corp.	2,131,974	19,572
Citigroup, Inc.	8,016,797	262,550
Countrywide Credit Industries, Inc.	189,307	9,937
Fannie Mae	1,553,214	117,703
Franklin Resources, Inc.	408,355	14,292
Freddie Mac	1,082,474	69,387
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Goldman Sachs Group, Inc.	745,600	$ 57,635
Household International, Inc.	711,000	25,674
J.P. Morgan Chase & Co.	3,085,386	81,454
Lehman Brothers Holdings, Inc.	388,666	22,158
MBNA Corp.	2,020,875	40,822
Merrill Lynch & Co., Inc.	1,323,838	47,949
Moody's Corp.	246,274	11,900
Morgan Stanley	1,715,833	73,300
Providian Financial Corp.	430,160	2,443
SLM Corp.	245,352	22,487
State Street Corp.	504,994	21,876
Stilwell Financial, Inc.	347,795	4,848
T. Rowe Price Group, Inc.	194,848	5,512
		1,008,011
Insurance - 5.1%
ACE Ltd.	434,700	13,828
AFLAC, Inc.	819,642	25,089
Allstate Corp.	1,104,894	41,124
AMBAC Financial Group, Inc.	162,034	9,319
American International Group, Inc.	4,069,694	255,577
Aon Corp.	417,789	8,256
Cincinnati Financial Corp.	246,322	9,786
Hartford Financial Services Group, Inc.	396,472	19,832
Jefferson-Pilot Corp.	233,272	9,825
John Hancock Financial Services, Inc.	466,852	14,169
Lincoln National Corp.	297,522	11,023
Loews Corp.	300,132	15,760
Marsh & McLennan Companies, Inc.	861,732	41,923
MBIA, Inc.	227,452	10,454
MetLife, Inc.	1,109,949	29,880
MGIC Investment Corp.	164,199	9,886
Principal Financial Group, Inc.	564,300	16,551
Progressive Corp.	340,416	18,297
Prudential Financial, Inc.	923,000	27,875
SAFECO Corp.	195,273	6,465
St. Paul Companies, Inc.	326,398	9,929
The Chubb Corp.	267,021	16,526
Torchmark Corp.	195,539	7,303
Travelers Property Casualty Corp. Class B (a)	1,572,149	25,610
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
UnumProvident Corp.	380,457	$ 8,811
XL Capital Ltd. Class A	205,500	15,127
		678,225
Real Estate - 0.3%
Equity Office Properties Trust	653,800	18,228
Equity Residential Properties Trust (SBI)	431,100	12,036
Plum Creek Timber Co., Inc.	284,000	7,310
Simon Property Group, Inc.	200,700	7,143
		44,717
TOTAL FINANCIALS		2,764,622
HEALTH CARE - 14.5%
Biotechnology - 0.9%
Amgen, Inc. (a)	1,996,613	89,907
Biogen, Inc. (a)	228,402	7,651
Chiron Corp. (a)	295,944	11,213
Genzyme Corp. - General Division (a)	328,400	6,791
MedImmune, Inc. (a)	376,821	9,669
		125,231
Health Care Equipment & Supplies - 1.7%
Applera Corp. - Applied Biosystems Group	327,170	6,481
Bausch & Lomb, Inc.	88,002	2,771
Baxter International, Inc.	923,186	33,502
Becton, Dickinson & Co.	407,212	12,432
Biomet, Inc.	417,339	11,210
Boston Scientific Corp. (a)	634,337	18,491
C.R. Bard, Inc.	82,104	4,494
Guidant Corp. (a)	477,308	17,565
Medtronic, Inc.	1,890,925	77,868
St. Jude Medical, Inc. (a)	275,176	10,239
Stryker Corp.	308,713	17,402
Zimmer Holdings, Inc. (a)	307,044	11,330
		223,785
Health Care Providers & Services - 2.1%
Aetna, Inc.	225,852	9,624
AmerisourceBergen Corp.	158,479	11,491
Anthem, Inc.	220,631	13,924
Cardinal Health, Inc.	699,867	45,379
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
CIGNA Corp.	219,393	$ 18,675
HCA, Inc.	800,581	37,267
Health Management Associates, Inc. Class A (a)	381,400	7,342
HealthSouth Corp. (a)	610,217	3,289
Humana, Inc. (a)	262,563	3,492
IMS Health, Inc.	466,366	8,115
Manor Care, Inc. (a)	159,253	3,733
McKesson Corp.	461,316	15,473
Quintiles Transnational Corp. (a)	194,050	1,946
Tenet Healthcare Corp. (a)	785,634	37,058
UnitedHealth Group, Inc.	484,837	42,835
Wellpoint Health Networks, Inc. (a)	212,164	15,779
		275,422
Pharmaceuticals - 9.8%
Abbott Laboratories	2,430,758	97,303
Allergan, Inc.	202,709	11,903
Bristol-Myers Squibb Co.	3,023,946	75,447
Eli Lilly & Co.	1,751,022	101,647
Forest Laboratories, Inc. (a)	275,608	20,119
Johnson & Johnson	4,690,034	254,716
King Pharmaceuticals, Inc. (a)	379,714	8,092
Merck & Co., Inc.	3,528,064	178,238
Pfizer, Inc.	9,726,432	321,750
Pharmacia Corp.	2,010,439	87,856
Schering-Plough Corp.	2,306,823	53,241
Watson Pharmaceuticals, Inc. (a)	162,610	3,792
Wyeth	2,065,732	88,413
		1,302,517
TOTAL HEALTH CARE		1,926,955
INDUSTRIALS - 11.9%
Aerospace & Defense - 1.9%
Boeing Co.	1,306,581	48,435
General Dynamics Corp.	335,924	26,417
Goodrich Corp.	152,507	3,183
Honeywell International, Inc.	1,319,974	39,533
Lockheed Martin Corp.	679,946	43,054
Northrop Grumman Corp.	169,441	20,807
Raytheon Co.	600,661	21,023
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Rockwell Collins, Inc.	274,460	$ 5,832
United Technologies Corp.	744,015	44,187
		252,471
Air Freight & Logistics - 1.0%
FedEx Corp.	475,405	22,510
Ryder System, Inc.	96,462	2,522
United Parcel Service, Inc. Class B	1,739,800	111,191
		136,223
Airlines - 0.2%
AMR Corp. (a)	241,534	2,461
Delta Air Lines, Inc.	192,707	3,386
Southwest Airlines Co.	1,198,900	17,036
		22,883
Building Products - 0.2%
American Standard Companies, Inc. (a)	113,800	8,151
Crane Co.	92,974	2,124
Masco Corp.	718,871	17,368
		27,643
Commercial Services & Supplies - 2.0%
Allied Waste Industries, Inc. (a)	306,957	2,674
Apollo Group, Inc. Class A (a)	273,700	11,449
Automatic Data Processing, Inc.	965,883	36,481
Avery Dennison Corp.	172,680	10,900
Cendant Corp. (a)	1,524,576	21,817
Cintas Corp.	276,800	12,182
Concord EFS, Inc. (a)	795,166	16,229
Convergys Corp. (a)	271,791	4,862
Deluxe Corp.	104,036	4,729
Equifax, Inc.	230,669	5,370
First Data Corp.	1,197,820	41,624
Fiserv, Inc. (a)	297,854	10,964
H&R Block, Inc.	284,606	13,917
Paychex, Inc.	590,211	13,811
Pitney Bowes, Inc.	381,315	13,823
R.R. Donnelley & Sons Co.	179,184	4,727
Robert Half International, Inc. (a)	295,910	5,125
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Sabre Holdings Corp. Class A (a)	205,502	$ 5,530
Waste Management, Inc.	972,431	24,729
		260,943
Construction & Engineering - 0.0%
Fluor Corp.	125,145	3,462
McDermott International, Inc. (a)	94,796	668
		4,130
Electrical Equipment - 0.4%
American Power Conversion Corp. (a)	325,613	4,073
Cooper Industries Ltd.	154,572	5,058
Emerson Electric Co.	655,727	31,986
Molex, Inc.	302,303	8,978
Power-One, Inc. (a)	116,329	492
Rockwell Automation, Inc.	303,260	5,586
Thomas & Betts Corp. (a)	105,226	1,699
		57,872
Industrial Conglomerates - 4.5%
3M Co.	606,400	75,770
General Electric Co.	15,478,578	466,685
Textron, Inc.	219,982	8,546
Tyco International Ltd.	3,125,807	49,044
		600,045
Machinery - 1.1%
Caterpillar, Inc.	535,087	23,351
Cummins, Inc.	72,343	2,155
Danaher Corp.	222,696	13,395
Deere & Co.	364,267	16,727
Dover Corp.	315,040	9,051
Eaton Corp.	107,912	7,634
Illinois Tool Works, Inc.	476,786	32,669
Ingersoll-Rand Co. Ltd. Class A	262,017	9,839
ITT Industries, Inc.	132,832	9,030
Navistar International Corp.	91,776	2,294
PACCAR, Inc.	179,295	6,329
Pall Corp.	190,323	3,216
Parker Hannifin Corp.	182,570	7,405
		143,095
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	605,919	$ 17,426
CSX Corp.	333,942	11,631
Norfolk Southern Corp.	604,021	12,642
Union Pacific Corp.	389,302	23,572
		65,271
Trading Companies & Distributors - 0.1%
Genuine Parts Co.	269,662	8,966
W.W. Grainger, Inc.	145,443	6,552
		15,518
TOTAL INDUSTRIALS		1,586,094
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 2.0%
ADC Telecommunications, Inc. (a)	1,158,111	1,482
Andrew Corp. (a)	122,800	1,227
Avaya, Inc. (a)	411,083	863
CIENA Corp. (a)	503,002	2,042
Cisco Systems, Inc. (a)	11,403,631	157,598
Comverse Technology, Inc. (a)	350,170	2,857
Corning, Inc. (a)	1,470,585	2,941
JDS Uniphase Corp. (a)	2,065,126	5,555
Lucent Technologies, Inc. (a)	5,335,227	9,230
Motorola, Inc.	3,536,876	42,443
QUALCOMM, Inc. (a)	1,196,122	33,145
Scientific-Atlanta, Inc.	248,463	3,662
Tellabs, Inc. (a)	634,462	3,547
		266,592
Computers & Peripherals - 3.3%
Apple Computer, Inc. (a)	593,373	8,752
Dell Computer Corp. (a)	4,042,955	107,583
EMC Corp. (a)	3,467,397	23,440
Gateway, Inc. (a)	513,657	1,798
Hewlett-Packard Co.	4,702,459	63,154
International Business Machines Corp.	2,666,298	200,986
Lexmark International, Inc. Class A (a)	203,490	9,605
NCR Corp. (a)	149,359	4,197
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Network Appliance, Inc. (a)	518,559	$ 4,947
Sun Microsystems, Inc. (a)	5,074,557	18,725
		443,187
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	723,028	9,710
Jabil Circuit, Inc. (a)	304,900	5,705
Millipore Corp.	72,735	2,567
PerkinElmer, Inc.	189,200	1,078
Sanmina-SCI Corp. (a)	826,954	2,927
Solectron Corp. (a)	1,276,037	4,747
Symbol Technologies, Inc.	357,120	3,257
Tektronix, Inc. (a)	141,364	2,454
Thermo Electron Corp.	283,752	5,045
Waters Corp. (a)	207,900	5,193
		42,683
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	949,232	9,768
IT Consulting & Services - 0.4%
Computer Sciences Corp. (a)	268,244	9,879
Electronic Data Systems Corp.	744,271	29,964
SunGard Data Systems, Inc. (a)	443,700	10,937
Unisys Corp. (a)	490,106	4,362
		55,142
Office Electronics - 0.1%
Xerox Corp. (a)	1,127,151	7,901
Semiconductor Equipment & Products - 2.9%
Advanced Micro Devices, Inc. (a)	531,144	4,701
Altera Corp. (a)	598,459	6,409
Analog Devices, Inc. (a)	563,445	13,579
Applied Materials, Inc. (a)	2,549,116	34,056
Applied Micro Circuits Corp. (a)	467,707	1,801
Broadcom Corp. Class A (a)	408,956	6,744
Intel Corp.	10,413,791	173,598
KLA-Tencor Corp. (a)	302,724	9,951
Linear Technology Corp.	499,337	13,093
LSI Logic Corp. (a)	573,203	4,202
Maxim Integrated Products, Inc. (a)	502,996	15,900
Micron Technology, Inc. (a)	933,176	16,097
National Semiconductor Corp. (a)	274,888	4,395
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Novellus Systems, Inc. (a)	244,636	$ 5,984
NVIDIA Corp. (a)	239,900	2,424
PMC-Sierra, Inc. (a)	258,679	1,811
QLogic Corp. (a)	144,751	4,856
Teradyne, Inc. (a)	280,879	3,553
Texas Instruments, Inc.	2,701,430	53,218
Xilinx, Inc. (a)	522,563	10,096
		386,468
Software - 4.4%
Adobe Systems, Inc.	369,379	7,425
Autodesk, Inc.	224,184	2,982
BMC Software, Inc. (a)	377,027	5,241
Citrix Systems, Inc. (a)	288,039	1,815
Computer Associates International, Inc.	901,084	10,092
Compuware Corp. (a)	570,807	2,072
Electronic Arts, Inc. (a)	217,000	13,727
Intuit, Inc. (a)	327,694	14,625
Mercury Interactive Corp. (a)	130,319	3,311
Microsoft Corp. (a)	8,434,809	413,980
Novell, Inc. (a)	507,372	1,319
Oracle Corp. (a)	8,552,870	82,022
Parametric Technology Corp. (a)	414,886	946
PeopleSoft, Inc. (a)	502,775	8,085
Rational Software Corp. (a)	301,900	2,053
Siebel Systems, Inc. (a)	715,824	6,056
VERITAS Software Corp. (a)	644,927	10,441
		586,192
TOTAL INFORMATION TECHNOLOGY		1,797,933
MATERIALS - 2.8%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	356,872	16,741
Dow Chemical Co.	1,414,785	42,755
E.I. du Pont de Nemours & Co.	1,546,974	62,359
Eastman Chemical Co.	121,516	5,452
Ecolab, Inc.	201,028	9,054
Engelhard Corp.	204,434	5,348
Great Lakes Chemical Corp.	80,294	2,309
Hercules, Inc. (a)	174,129	1,828
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
International Flavors & Fragrances, Inc.	148,310	$ 4,783
Monsanto Co.	342,966	6,300
PPG Industries, Inc.	264,433	14,880
Praxair, Inc.	252,650	14,156
Rohm & Haas Co.	346,244	12,600
Sigma Aldrich Corp.	115,580	5,895
		204,460
Construction Materials - 0.1%
Vulcan Materials Co.	158,462	6,183
Containers & Packaging - 0.2%
Ball Corp.	85,798	4,274
Bemis Co., Inc.	83,742	4,437
Pactiv Corp. (a)	252,334	4,582
Sealed Air Corp.	131,862	2,043
Temple-Inland, Inc.	76,187	3,897
		19,233
Metals & Mining - 0.5%
Alcoa, Inc.	1,331,432	33,406
Allegheny Technologies, Inc.	125,769	1,093
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	224,651	3,682
Newmont Mining Corp. Holding Co.	613,421	17,476
Nucor Corp.	121,866	6,098
Phelps Dodge Corp.	123,317	3,984
United States Steel Corp.	139,598	1,917
Worthington Industries, Inc.	133,960	2,378
		70,034
Paper & Forest Products - 0.5%
Boise Cascade Corp.	92,629	2,506
Georgia-Pacific Group	360,303	7,584
International Paper Co.	753,591	28,373
Louisiana-Pacific Corp.	172,205	1,335
MeadWestvaco Corp.	314,241	7,319
Weyerhaeuser Co.	337,734	18,410
		65,527
TOTAL MATERIALS		365,437
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.4%
ALLTEL Corp.	493,802	$ 20,769
AT&T Corp.	5,567,241	68,032
BellSouth Corp.	2,919,522	68,083
CenturyTel, Inc.	213,574	5,777
Citizens Communications Co.	426,500	3,122
Qwest Communications International, Inc. (a)	2,736,809	8,895
SBC Communications, Inc.	5,202,493	128,710
Sprint Corp. - FON Group	1,387,861	16,099
Verizon Communications, Inc.	4,241,194	131,477
		450,964
Wireless Telecommunication Services - 0.3%
AT&T Wireless Services, Inc. (a)	4,259,599	21,042
Nextel Communications, Inc. Class A (a)	1,303,984	9,923
Sprint Corp. - PCS Group Series 1 (a)	1,562,950	6,189
		37,154
TOTAL TELECOMMUNICATION SERVICES		488,118
UTILITIES - 2.9%
Electric Utilities - 2.2%
AES Corp. (a)	938,671	2,835
Allegheny Energy, Inc.	192,471	3,975
Ameren Corp.	212,325	9,353
American Electric Power Co., Inc.	501,601	17,105
Cinergy Corp.	245,303	8,438
CMS Energy Corp.	210,567	2,224
Consolidated Edison, Inc.	328,935	13,384
Constellation Energy Group, Inc.	251,949	7,057
Dominion Resources, Inc.	456,261	28,612
DTE Energy Co.	253,610	10,882
Edison International (a)	502,006	6,014
Entergy Corp.	342,782	14,462
Exelon Corp.	500,066	23,413
FirstEnergy Corp.	462,303	15,256
FPL Group, Inc.	272,929	15,579
PG&E Corp. (a)	599,697	6,807
Pinnacle West Capital Corp.	130,128	4,348
PPL Corp.	225,685	8,204
Progress Energy, Inc.	339,498	15,793
Public Service Enterprise Group, Inc.	326,207	11,482
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Reliant Energy, Inc.	461,075	$ 5,464
Southern Co.	1,083,678	31,383
TECO Energy, Inc.	214,300	4,232
TXU Corp.	412,548	19,951
Xcel Energy, Inc.	671,130	6,483
		292,736
Gas Utilities - 0.4%
El Paso Corp.	939,771	15,892
KeySpan Corp.	219,280	7,684
Kinder Morgan, Inc.	175,938	7,247
Nicor, Inc.	71,838	2,040
NiSource, Inc.	326,038	6,485
Peoples Energy Corp.	57,428	1,919
Sempra Energy	326,584	7,841
		49,108
Multi-Utilities & Unregulated Power - 0.3%
Calpine Corp. (a)	578,011	2,821
Duke Energy Corp.	1,304,458	34,999
Dynegy, Inc. Class A	433,508	902
Mirant Corp. (a)	634,268	2,398
Williams Companies, Inc.	630,182	2,029
		43,149
TOTAL UTILITIES		384,993
TOTAL COMMON STOCKS (Cost $11,833,891)		13,167,576
U.S. Treasury Obligations - 0.9%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 1.56% to 1.69% 9/12/02 to 10/24/02 (b) (Cost $117,571)	$ 117,749	117,579
Money Market Funds - 5.3%
	Shares	Value (Note 1) (000s)
Deutsche Daily Assets Fund Institutional, 1.99% (c) (Cost $710,191)	710,191,449	$ 710,191
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $12,661,653)		13,995,346
NET OTHER ASSETS - (5.2)%		(688,816)
NET ASSETS - 100%		$ 13,306,530
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
Equity Index Contracts
573 S&P 500 Index Contracts	Sept. 2002	$ 131,231	$ 7,520

The face value of futures purchased as a percentage of net assets - 1.0%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $8,488,000.
(c) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $629,676,000 and $501,009,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the sub-adviser. The commissions paid to these affiliated firms were $60,000 for the period.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $17,432,000. The weighted average interest rate was 2.29%. At period end there were no bank borrowings outstanding.

Income Tax Information
At February 28, 2002, the fund had a capital loss carryforward of approximately $153,552,000 all of which will expire on February 28, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $647,972) (cost $12,661,653) - See accompanying schedule		$ 13,995,346
Receivable for investments sold		414
Receivable for fund shares sold		20,727
Dividends receivable		20,616
Receivable for daily variation on futures contracts		18
Receivable from investment adviser for expense reductions		2,206
Other receivables		199
Total assets		14,039,526
Liabilities
Payable to custodian bank	$ 122
Payable for fund shares redeemed	18,156
Distributions payable	3
Accrued management fee	2,644
Other payables and accrued expenses	1,880
Collateral on securities loaned, at value	710,191
Total liabilities		732,996
Net Assets		$ 13,306,530
Net Assets consist of:
Paid in capital		$ 12,632,199
Undistributed net investment income		39,854
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(706,742)
Net unrealized appreciation (depreciation) on investments		1,341,219
Net Assets, for 409,020 shares outstanding		$ 13,306,530
Net Asset Value, offering price and redemption price per share ($13,306,530 ÷ 409,020 shares)		$ 32.53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2002 (Unaudited)
Investment Income
Dividends		$ 110,645
Interest		1,172
Security lending		1,247
Total income		113,064
Expenses
Management fee	$ 18,015
Transfer agent fees	10,511
Accounting and security lending fees	588
Non-interested trustees' compensation	18
Registration fees	156
Audit	67
Legal	41
Interest	12
Miscellaneous	76
Total expenses before reductions	29,484
Expense reductions	(15,586)	13,898
Net investment income (loss)		99,166
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(380,168)
Futures contracts	(38,358)
Total net realized gain (loss)		(418,526)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,398,407)
Futures contracts	6,989
Total change in net unrealized appreciation (depreciation)		(2,391,418)
Net gain (loss)		(2,809,944)
Net increase (decrease) in net assets resulting from operations		$ (2,710,778)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2002 (Unaudited)	Year ended February 28, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 99,166	$ 199,696
Net realized gain (loss)	(418,526)	(187,017)
Change in net unrealized appreciation (depreciation)	(2,391,418)	(1,716,951)
Net increase (decrease) in net assets resulting from operations	(2,710,778)	(1,704,272)
Distributions to shareholders from net investment income	(94,629)	(193,069)
Distributions to shareholders from net realized gain	-	(11,568)
Total distributions	(94,629)	(204,637)
Share transactions Net proceeds from sales of shares	2,409,239	5,333,929
Reinvestment of distributions	93,408	201,891
Cost of shares redeemed	(2,353,956)	(4,509,970)
Net increase (decrease) in net assets resulting from share transactions	148,691	1,025,850
Total increase (decrease) in net assets	(2,656,716)	(883,059)
Net Assets
Beginning of period	15,963,246	16,846,305
End of period (including undistributed net investment income of $39,854 and undistributed net investment income of $35,317, respectively)	$ 13,306,530	$ 15,963,246
Other Information Shares
Sold	66,067	129,568
Issued in reinvestment of distributions	2,401	5,042
Redeemed	(66,082)	(110,520)
Net increase (decrease)	2,386	24,090

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2002	Years ended February 28,
	(Unaudited)	2002	2001	2000 F	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 39.26	$ 44.04	$ 48.52	$ 44.30	$ 37.90	$ 28.85
Income from Investment Operations
Net investment income (loss) D	.24	.50	.52	.55	.53	.55
Net realized and unrealized gain (loss)	(6.74)	(4.76)	(4.47)	4.54	6.74	9.29
Total from investment operations	(6.50)	(4.26)	(3.95)	5.09	7.27	9.84
Distributions from net investment income	(.23)	(.49)	(.53)	(.55)	(.53)	(.54)
Distributions from net realized gain	-	(.03)	-	(.32)	(.34)	(.25)
Total distributions	(.23)	(.52)	(.53)	(.87)	(.87)	(.79)
Net asset value, end of period	$ 32.53	$ 39.26	$ 44.04	$ 48.52	$ 44.30	$ 37.90
Total Return B,C	(16.65)%	(9.69)%	(8.26)%	11.53%	19.50%	34.65%
Ratios to Average Net Assets E
Expenses before expense reductions	.39% A	.40%	.39%	.39%	.42%	.51%
Expenses net of voluntary waivers, if any	.19% A	.19%	.19%	.19%	.19%	.20%
Expenses net of all reductions	.19% A	.18%	.17%	.18%	.18%	.19%
Net investment income (loss)	1.32% A	1.23%	1.03%	1.14%	1.33%	1.66%
Supplemental Data
Net assets, end of period (in millions)	$ 13,307	$ 15,963	$ 16,846	$ 18,636	$ 15,766	$ 11,177
Portfolio turnover rate	7% A	4%	12%	8%	4%	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2002 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan U.S. Equity Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, redemptions in kind, non-taxable dividends and losses deferred due to excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 4,201,020
Unrealized depreciation	(2,952,527)
Net unrealized appreciation (depreciation)	$ 1,248,493
Cost for federal income tax purposes	$ 12,746,853

Semiannual Report

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee of .24% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. FMR and the fund have entered into a sub-advisory agreement with Deutsche Asset Management Inc. (DAMI). DAMI is a registered investment advisor and a wholly-owned, indirect subsidiary of Deutsche Bank AG. DAMI receives a sub-advisory fee from FMR for providing discretionary investment advisory services to the fund.

The Fund has entered into a securities lending agreement with Deutsche Bank Trust Company Americas (DBTCA), also a wholly-owned, indirect subsidiary of Deutsche Bank AG. DBTCA retains up to 20% of the annual revenues for providing securities lending services. For the period, DBTCA retained $314.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the sub-adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .19% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $15,268.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $21 and $297, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-EarthLink, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Deutsche Asset Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Custodian

Deutsche Bank Trust Company Americas

New York, NY

UEI-SANN-1002 158124
1.536672.105